UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07873

Nuveen Municipal Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	MUNICIPAL BONDS – 99.6%

	Alabama – 1.2%

$6,165	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/30	11/15 at 100.00	Baa2	$5,839,858

350	Camden Industrial Development Board, Alabama, Exempt Facilities Revenue Bonds, Weyerhaeuser Company Project, Series 2003B, 6.375%, 12/01/24 (Pre-refunded 12/01/13) (Alternative Minimum Tax)	12/13 at 100.00	AA+ (4)	357,084

2,750	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)	6/15 at 100.00	BBB	2,794,963

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
1,000	5.250%, 1/01/14	No Opt. Call	B	1,000,410
5,165	5.250%, 1/01/15	1/14 at 100.00	B	5,167,118
1,000	5.500%, 1/01/21 – AGM Insured	1/14 at 100.00	AA–	998,440
1,000	5.500%, 1/01/22	1/14 at 100.00	B	999,920

2,000	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A, 5.250%, 12/01/34 (Pre-refunded 12/01/17)	12/17 at 100.00	Aaa	2,339,440

12,255	Walker County, Alabama, General Obligation Bonds, Series 2002, 0.000%, 2/01/32 – NPFG Insured	7/13 at 66.83	A	10,048,365
31,685	Total Alabama			29,545,598
	Alaska – 0.3%

5,000	Alaska State, International Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 10/01/27 (Alternative Minimum Tax)	10/20 at 100.00	A1	5,105,300

2,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	6/14 at 100.00	B+	1,600,780
7,000	Total Alaska			6,706,080
	Arizona – 3.4%

4,550	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	Baa2	4,300,342

140	Arizona Board of Regents, Certificates of Participation, Northern Arizona University Research Projects, Series 2005, 5.000%, 9/01/23 (Pre-refunded 9/01/15) – AMBAC Insured	9/15 at 100.00	A (4)	153,044

6,500	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/30	2/22 at 100.00	BBB+	6,417,385

2,733	Arizona Health Facilities Authority, Revenue Bonds, American Baptist Estates – Terraces Project, Series 2003A, 7.500%, 11/15/23 (Pre-refunded 11/15/13)	11/13 at 101.00	AAA	2,816,029

500	Arizona School Facilities Board, Certificates of Participation, Series 2008, 5.250%, 9/01/23	9/18 at 100.00	A+	548,865

5,325	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium Facility Project, Series 2012A, 5.000%, 7/01/36	7/22 at 100.00	A1	5,355,246

200	Arizona State University Nanotechnology LLC Lease Revenue Refunding Bonds, Arizona State University Project, Series 2006, 5.000%, 3/01/34 – AGC Insured	3/19 at 100.00	AA–	203,990

250	Cottonwood, Arizona, Water Revenue Bonds, Series 2006, 5.000%, 7/01/17 – SYNCORA GTY Insured	7/16 at 100.00	BBB+	270,408

6,630	Gila County Unified School District 10 Payson, Arizona, General Obligation Bonds, Project of 2006, Series 2007A, 5.250%, 7/01/22 – AMBAC Insured	7/17 at 100.00	Aa3	7,410,616

500	Gilbert, Arizona, Public Facilities Municipal Property Corporation, Revenue Bonds, Series 2009, 5.500%, 7/01/27	7/19 at 100.00	AA	537,515

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)

$3,430	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2007, 5.000%, 12/01/42	12/17 at 100.00	BBB+	$3,289,747

595	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/31	5/22 at 100.00	A–	599,165

750	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2004B, 5.250%, 8/01/26	8/14 at 100.00	A1	777,038

750	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006-1, 4.500%, 8/01/25 – NPFG Insured	8/16 at 100.00	AA–	772,155

500	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23	7/14 at 100.00	A	520,165

245	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (4)	282,924

750	Northern Arizona University, System Revenue Bonds, Series 2012, 5.000%, 6/01/36	6/21 at 100.00	A+	760,628

310	Peoria Municpal Development Authority, Arizona, Revenue Bonds, Series 2006, 5.000%, 7/01/15	No Opt. Call	AA+	335,674

465	Peoria, Arizona, Improvement District 601, Improvement Bonds, Series 2007, 4.250%, 1/01/22	1/18 at 101.00	AA	493,239

4,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/31	7/20 at 100.00	A+	4,081,840

1,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 4.875%, 9/01/22	No Opt. Call	BB+	956,080

1,000	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 6.400%, 7/01/47	7/21 at 100.00	BB	998,280

	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B:
1,650	5.500%, 7/01/31 – FGIC Insured	No Opt. Call	AA	1,798,104
6,000	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	6,351,660

	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and Refunding Bonds, Edkey Charter Schools Project, Series 2013:
2,115	6.000%, 7/01/33	7/20 at 102.00	BB+	2,010,709
2,000	6.000%, 7/01/43	7/20 at 102.00	BB+	1,763,280

825	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010, 6.000%, 6/01/40	6/19 at 100.00	BBB–	792,033

730	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C, 5.000%, 7/01/27 – FGIC Insured	7/17 at 100.00	Aa2	770,552

270	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C, 5.000%, 7/01/27 (Pre-refunded 7/01/17) – FGIC Insured	7/17 at 100.00	Aa2 (4)	310,767

3,705	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 7/01/41	7/21 at 100.00	A	3,802,553

1,000	Pinal County Unified School District 1 Florence, Arizona, General Obligation Bonds, Series 2007A, 5.000%, 7/01/27 – FGIC Insured	7/17 at 100.00	A	1,055,550

300	Queen Creek, Arizona, Improvement District 1 Improvement Bonds, Series 2006, 5.000%, 1/01/20	1/14 at 100.00	A3	305,682

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
1,500	5.250%, 12/01/19	No Opt. Call	A–	1,692,615
1,000	5.250%, 12/01/28	No Opt. Call	A–	1,045,130
3,250	5.000%, 12/01/32	No Opt. Call	A–	3,166,800
7,000	5.000%, 12/01/37	No Opt. Call	A–	6,711,460

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)

$1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/22	9/18 at 100.00	A2	$1,047,820

500	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series 2005C, 4.550%, 7/01/21 – AMBAC Insured	7/17 at 100.00	AAA	548,605

4,300	Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Series 2008A, 5.000%, 7/01/21	7/18 at 100.00	AAA	4,917,996

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
2,390	6.000%, 12/01/27	12/21 at 100.00	NA	2,455,964
430	6.000%, 12/01/32	12/21 at 100.00	NA	433,603
1,100	6.250%, 12/01/42	12/21 at 100.00	NA	1,108,041

415	Tempe Industrial Development Authority, Arizona, Senior Living Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2004A, 5.375%, 12/01/13 (ETM)	No Opt. Call	N/R (4)	419,889

250	Tucson, Arizona, General Obligation Refunding Bonds, Series 1998, 5.500%, 7/01/18	No Opt. Call	AA	295,408

450	University Medical Center Corporation, Arizona, Hospital Revenue Bonds, Refunding Series 2004, 5.000%, 7/01/24	7/14 at 100.00	BBB+	455,720

125	University Medical Center Corporation, Arizona, Hospital Revenue Bonds, Series 2005, 5.000%, 7/01/16	7/15 at 100.00	BBB+	132,715

1,000	University Medical Center Corporation, Tucson, Arizona, Hospital Revenue Bonds, Series 2011, 6.000%, 7/01/39	7/21 at 100.00	BBB+	1,058,300

953	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	7/16 at 100.00	N/R	939,019

400	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003A-1, 4.900%, 3/01/28 (Alternative Minimum Tax)	3/16 at 101.00	BBB	389,416

365	Yuma, Arizona, Improvement District 68 Improvement Bonds, Series 2006, 4.700%, 1/01/21	1/17 at 101.00	A+	379,735
86,146	Total Arizona			88,039,501
	Arkansas – 0.2%

	Benton County Public Facilities Board, Arkansas, Charter School Lease Revenue Bonds, BCCSO Project, Series 2010A:
500	5.750%, 6/01/30	6/20 at 100.00	BBB	519,100
1,000	6.000%, 6/01/40	6/20 at 100.00	BBB	1,046,020

500	Conway Health Facilities Board, Arkansas, Hospital Revenue Bond, Conway Regional Medical Center, Improvement Series 2012, 4.100%, 8/01/27	8/22 at 100.00	BBB+	452,055

2,000	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B, 5.000%, 11/01/26 (Pre-refunded 11/01/14) – NPFG Insured	11/14 at 100.00	Aa2 (4)	2,119,040
4,000	Total Arkansas			4,136,215
	California – 11.5%

2,400	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	BBB+	1,805,016

1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2985, 17.791%, 4/01/34 (IF)	4/18 at 100.00	AA	1,130,680

	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AC:
10	5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	10,641
55	5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	Aa1 (4)	58,527
935	5.000%, 12/01/27 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	AAA	994,962

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$2,000	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2008AE, 5.000%, 12/01/21	6/18 at 100.00	AAA	$2,305,280

1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006, 5.000%, 11/01/30	11/15 at 100.00	A2	1,007,430

1,065	California Educational Facilities Authority, Revenue Bonds, Woodbury University, Series 2006, 5.000%, 1/01/36	1/15 at 100.00	Baa3	980,098

1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/27	11/15 at 100.00	A+	1,012,160

5,100	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA	5,493,924

2,185	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA–	2,186,595

2,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2013A, 5.000%, 8/15/52	8/23 at 100.00	AA–	2,394,650

3,450	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	3,591,968

14,500	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005C, 5.125%, 11/01/23 (Alternative Minimum Tax)	11/15 at 101.00	BBB	14,672,550

1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2011D, 5.000%, 12/01/20	No Opt. Call	A2	1,158,830

1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 5.750%, 3/01/30	3/20 at 100.00	A2	1,094,920

2,250	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 – AMBAC Insured	5/15 at 100.00	Aa2	2,420,640

4,500	California State, General Obligation Bonds, Series 2004, 5.000%, 6/01/31 – AMBAC Insured	12/14 at 100.00	A1	4,662,180

700	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 19.530%, 3/01/18 – AGM Insured (IF)	No Opt. Call	AA–	864,444

8,475	California State, General Obligation Bonds, Various Purpose Series 2008, 5.000%, 4/01/38	4/18 at 100.00	A1	8,679,756

1,400	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 3/01/30	3/20 at 100.00	A1	1,478,792

1,725	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 5.750%, 10/01/25	10/19 at 100.00	BBB+	1,813,337

850	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008E, 5.500%, 7/01/31	7/17 at 100.00	A	901,876

2,000	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007, 5.000%, 8/15/47	8/17 at 100.00	BBB+	1,867,420

	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
825	5.250%, 7/01/30	7/15 at 100.00	BBB–	831,460
5,300	5.250%, 7/01/35	7/15 at 100.00	BBB–	5,323,214
2,000	5.000%, 7/01/39	7/15 at 100.00	BBB–	1,981,260

1,000	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured	7/18 at 100.00	AA–	1,081,640

1,050	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007B, 5.450%, 7/01/26 – FGIC Insured	7/18 at 100.00	AA–	1,159,221

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$1,050	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007C, 5.450%, 7/01/26 – FGIC Insured	7/18 at 100.00	AA–	$1,159,221

675	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 18.682%, 11/15/46 (IF)	11/16 at 100.00	AA–	668,709

500	Chino Hill, California, Community Facilities District 10 Special Tax Bonds, Series 2010, 5.000%, 9/01/30 – AGM Insured	9/20 at 100.00	AA–	508,325

	Chino Public Financing Authority, California, Revenue Refunding Bonds, Series 2012:
1,775	4.000%, 9/01/20	No Opt. Call	N/R	1,766,285
1,650	4.000%, 9/01/21	No Opt. Call	NA	1,610,945
1,065	5.000%, 9/01/23	9/22 at 100.00	NA	1,082,839
1,110	5.000%, 9/01/24	9/22 at 100.00	NA	1,111,554
785	5.000%, 9/01/25	9/22 at 100.00	NA	778,649
780	5.000%, 9/01/34	9/22 at 100.00	NA	724,292

4,410	Contra Costa Home Mortgage Finance Authority, California, Home Mortgage Revenue Bonds, Series 1984, 0.000%, 9/01/17 – NPFG Insured (ETM)	No Opt. Call	Aaa	3,359,185

1,505	Covina-Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2013A, 5.000%, 8/01/22	No Opt. Call	Aa3	1,720,682

	Covina-Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2013A:
350	4.000%, 8/01/19	No Opt. Call	Aa3	386,495
430	4.000%, 8/01/20	No Opt. Call	Aa3	470,123

1,575	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.235%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	1,666,602

400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	457,460

1,960	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007, 5.250%, 9/01/37	9/15 at 102.00	N/R	1,713,118

510	Etiwanda School District, California, Coyote Canyon Community Facilties District 2004-1 Improvement Area 2 Special Tax Bonds, Series 2009, 6.500%, 9/01/32	9/19 at 100.00	N/R	529,635

1,385	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/15 at 100.00	A	1,413,254

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
6,000	5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	A2	5,936,700
1,300	5.000%, 6/01/35 – AGC Insured	6/15 at 100.00	AA	1,301,599

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
5,880	4.500%, 6/01/27	6/17 at 100.00	B	5,341,804
3,480	5.000%, 6/01/33	6/17 at 100.00	B	2,835,643
8,740	5.750%, 6/01/47	6/17 at 100.00	B	6,825,066

1,525	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation Bonds, Series 2006, 5.000%, 3/01/36 – SYNCORA GTY Insured	3/16 at 100.00	A–	1,370,640

1,000	Jurupa Public Financing Authority, California, Superior Lien Revenue Bonds, Series 2010A, 5.000%, 9/01/33	9/20 at 100.00	AA–	1,002,320

1,980	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	Aa2	1,289,851

1,500	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	1,647,570

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$6,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill Project, Series 2004A, 5.000%, 12/01/24 – AGM Insured	12/14 at 100.00	AA–	$6,277,860

1,000	Los Angeles Department of Harbors, California, Revenue Bonds, Series 2009B, 5.250%, 8/01/39	8/19 at 100.00	AA	1,065,000

500	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	552,675

3,000	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	A+	3,039,810

1,000	Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2009, 5.750%, 12/01/36	12/19 at 100.00	AAA	1,104,290

500	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2006C, 5.000%, 7/01/29	7/16 at 100.00	AAA	533,310

1,000	Modesto Irrigation District, California, Electric System Revenue Bonds, Refunding Series 2011A, 5.000%, 7/01/26	7/21 at 100.00	A+	1,076,760

13,850	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (WI/DD, Settling 8/01/13)	8/35 at 100.00	AA	6,094,693

	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009A:
2,800	7.000%, 11/01/34	No Opt. Call	A	3,401,888
2,500	6.500%, 11/01/39	No Opt. Call	A	2,888,975

13,750	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – NPFG Insured (ETM)	10/13 at 100.00	A (4)	15,383,225

4,700	Oxnard Financing Authority, Wastewater Revenue Bonds, California, Redwood Trunk Sewer and Headworks Projects, Series 2004A, 5.250%, 6/01/34 – FGIC Insured	6/14 at 100.00	A	4,532,398

1,310	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25	4/14 at 100.00	BB	1,330,698

1,740	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A, 5.350%, 9/01/30	9/15 at 101.00	N/R	1,686,895

3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.625%, 11/01/29	11/19 at 100.00	Baa3	3,194,880

1,710	Perris Public Financing Authority, California, Tax Allocation Revenue Bonds, Housing Loan Series 2010A, 6.125%, 10/01/40	10/20 at 100.00	A	1,815,028

3,775	Poway Unified School District, San Diego County, California, School Facilities Improvement District 2007-1 General Obligation Bonds, Series 2009A, 0.000%, 8/01/23	No Opt. Call	Aa2	2,490,556

5,000	Poway Unified School District, San Diego County, California, School Facilities Improvement District 2007-1 General Obligation Bonds, Series 2011A, 0.000%, 8/01/41	No Opt. Call	Aa2	997,650

2,035	Redding, California, Electric System Revenue Certificates of Participation, Series 2005, 5.000%, 6/01/30 – FGIC Insured	6/15 at 100.00	A	2,043,873

15,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured	8/36 at 100.00	AA–	7,706,850

4,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation Bonds, Refunding Series 2010, 6.125%, 6/30/37	6/20 at 100.00	A–	4,207,720

1,250	Riverside Unified School District Finance Authority, Riverside County, California, Revenue Bonds Series 2012A, 5.000%, 9/01/37	9/22 at 100.00	A–	1,222,550

2,500	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2005B, 4.750%, 12/01/21 – FGIC Insured	12/15 at 100.00	AA	2,690,550

6	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$2,000	Sacramento Municipal Utility District Financing Authority, California, Consumnes Power Plant Project Revenue Bonds, Series 2006, 5.125%, 7/01/29 – NPFG Insured	7/16 at 100.00	A	$2,039,820

925	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	905,177

1,000	San Bernardino County Redevelopment Agency, California, Tax Allocation Bonds, Cedar Glen Disaster Recovery Project Area Series 2010, 5.750%, 9/01/30	9/18 at 100.00	BBB	948,400

	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Senior Series 2013B:
1,225	5.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A+	1,400,016
1,200	5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A+	1,359,000
1,150	5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	A+	1,292,865
700	5.000%, 7/01/23 (Alternative Minimum Tax)	No Opt. Call	A+	784,532

8,965	San Diego County Water Authority, California, Water Revenue Certificates of Participation, Series 2004A, 5.000%, 5/01/30 (Pre-refunded 5/01/15)	5/15 at 100.00	Aa2 (4)	9,680,407

1,035	San Diego County Water Authority, California, Water Revenue Certificates of Participation, Series 2004A, 5.000%, 5/01/30	5/15 at 100.00	AA+	1,077,714

1,660	San Diego Redevelopment Agency, California, City Heights Redevelopment Project Tax Allocation Bonds, Series 2010A, 5.625%, 9/01/40	9/20 at 100.00	A–	1,624,908

1,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 – NPFG Insured	9/14 at 100.00	A+	1,548,540

6,880	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose, Refunding Second Series 2012A, 5.000%, 5/01/29 (Alternative Minimum Tax)	5/22 at 100.00	A+	7,006,386

2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series A of 2009, 4.900%, 5/01/29	11/19 at 100.00	A+	2,071,240

670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39	8/19 at 100.00	A–	735,720

	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A:
1,335	5.000%, 8/01/27	8/22 at 100.00	N/R	1,346,561
580	5.000%, 8/01/28	8/22 at 100.00	N/R	585,440
1,000	5.000%, 8/01/30	8/22 at 100.00	N/R	1,002,160
235	5.000%, 8/01/33	8/22 at 100.00	N/R	231,207

1,135	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013B, 5.000%, 8/01/29	8/22 at 100.00	N/R	1,142,355

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
8,390	0.000%, 1/15/24 – NPFG Insured	No Opt. Call	A	4,638,160
51,000	0.000%, 1/15/31 – NPFG Insured	No Opt. Call	A	17,330,820

8,400	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured	8/17 at 100.00	A	7,129,920

3,450	San Jose Unified School District, Santa Clara County, California, General Obligation Bonds, Series 2005B, 5.000%, 8/01/26 (Pre-refunded 8/01/15) – FGIC Insured	8/15 at 100.00	AA (4)	3,764,709

440	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/31	2/21 at 100.00	A	506,950

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$2,050	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County, California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38	12/19 at 100.00	AA–	$2,117,220

4,000	Southern California Public Power Authority, Transmission Project Revenue Bonds, Southern Transmission Subordinate Lien Refunding Series 2008A, 5.000%, 7/01/20	7/18 at 100.00	AA–	4,638,040

500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31	8/21 at 100.00	A	571,995

	Tustin Community Redevelopment Agency, California, MCAS Project Area Tax Allocation Bonds, Series 2010:
425	5.000%, 9/01/29	9/18 at 102.00	A	426,993
500	5.000%, 9/01/35	9/18 at 102.00	A	479,960

920	Tustin Community Redevelopment Agency, California, Tax Allocation Housing Bonds Series 2010, 5.000%, 9/01/30 – AGM Insured	9/20 at 100.00	AA–	938,648

2,120	Upland, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement Area 1 The Colonies at San Antonio, Series 2012, 4.000%, 9/01/26	9/22 at 100.00	BBB	1,925,744

205	Val Verde Unified School District, Riverside County, California, Certificates of Participation, Series 2009A, 5.125%, 3/01/36 – AGC Insured	3/19 at 100.00	AA–	207,220

1,000	Ventura County Area Housing Authority, California, Multifamily Revenue Bonds, Mira Vista Senior Apartments Project, Series 2006A, 5.000%, 12/01/22 – AMBAC Insured (Alternative Minimum Tax)	12/16 at 100.00	N/R	941,510

5,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured	8/26 at 100.00	AA–	3,712,600

2,000	Walnut Energy Center Authority, California, Electric Revenue Bonds, Turlock Irrigation District, Series 2004A, 5.000%, 1/01/34 – AMBAC Insured	1/14 at 100.00	A+	2,024,020

5,000	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Election 2010 Series 2011A, 5.000%, 8/01/41	8/21 at 100.00	Aa3	5,022,900

485	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 1999F, 6.100%, 9/01/29	9/13 at 100.00	N/R	485,087

1,500	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured	8/19 at 100.00	AA–	1,528,575

	Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1:
2,485	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA–	1,300,251
1,405	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA–	641,073
2,920	0.000%, 8/01/29 – AGC Insured	No Opt. Call	AA–	1,235,218
355,905	Total California			295,330,232
	Colorado – 4.1%

1,000	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	520,070

	Baptist Road Rural Transportation Authority, Colorado, Sales and Use Tax Revenue Bonds, Series 2007:
580	4.800%, 12/01/17	No Opt. Call	N/R	544,098
905	5.000%, 12/01/26	12/17 at 100.00	N/R	678,813

1,075	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23	7/18 at 100.00	NA	1,063,293

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley School, Series 2005:
$1,245	5.125%, 9/15/25 – SYNCORA GTY Insured	9/15 at 100.00	A	$1,263,575
2,140	5.250%, 9/15/32 – SYNCORA GTY Insured	9/15 at 100.00	A	2,144,751

2,065	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	BB	1,883,032

1,025	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Crown Pointe Academy of Westminster Project, Chartered Through Adams County School District 50, Series 2009, 5.000%, 7/15/39	7/19 at 100.00	BBB	955,915

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Lincoln Academy Charter School Project, Series 2013, 5.000%, 3/01/43	3/23 at 100.00	A	930,750

2,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle Charter School, Inc. High School Project, Series 2010, 5.125%, 12/01/39	12/19 at 100.00	BBB	2,366,875

945	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38	6/18 at 102.00	N/R	923,246

3,000	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003A, 5.500%, 5/15/30 – AGM Insured	5/19 at 100.00	AA–	3,119,400

1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/29	8/19 at 100.00	N/R	1,600,680

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012:
1,295	5.625%, 6/01/22	No Opt. Call	N/R	1,284,459
1,370	7.000%, 6/01/42	6/22 at 100.00	N/R	1,369,822
1,375	7.125%, 6/01/47	6/22 at 100.00	N/R	1,379,620

12,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012A, 5.000%, 12/01/33	12/22 at 100.00	BBB+	11,517,125

1,425	Colorado Health Facilities Authority, Colorado, Revenue Bonds, National Jewish Medical and Research Center, Series 2012, 5.000%, 1/01/25	1/22 at 100.00	BBB–	1,443,995

100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System, Series 2005B, 5.250%, 3/01/36 – AGM Insured	9/18 at 102.00	AA–	102,611

3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Refunding Composite Deal Series 2010B, 5.250%, 1/01/25	1/20 at 100.00	AA	3,219,060

1,100	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National Obligated Group Project, Series 2010A, 6.250%, 11/15/40	11/20 at 100.00	BBB–	1,139,952

2,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2005, 5.000%, 6/01/29	6/16 at 100.00	A–	1,990,120

2,610	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/36	6/16 at 100.00	A–	2,612,192

1,590	Colorado Housing and Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2004, 5.700%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	BBB	1,767,174

1,200	Commerce City Northern Infrastructure General Improvement District, Colorado, General Obligation Bonds, Series 2013, 4.000%, 12/01/38 – AGM Insured	12/22 at 100.00	AA–	1,053,684

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)

	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A:
$540	5.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	$510,235
395	5.600%, 12/01/34 – RAAI Insured	12/17 at 100.00	N/R	341,596

1,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured	12/22 at 100.00	N/R	956,250

1,995	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding Series 2010, 5.375%, 12/01/40	12/20 at 100.00	BBB	2,014,691

700	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.250%, 12/01/17	No Opt. Call	N/R	657,895

1,730	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/21	11/20 at 100.00	A+	1,978,566

1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/21	No Opt. Call	A+	1,156,410

9,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.250%, 11/15/43 (Alternative Minimum Tax)	11/23 at 100.00	A	8,985,690

1,105	Denver West Metropolitan District, Jefferson County, Colorado, General Obligation Refunding Bonds, Series 2012A, 4.000%, 12/01/32 – AGM Insured	12/22 at 100.00	AA–	1,019,307

11,555	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/24 – NPFG Insured	No Opt. Call	A	6,769,150

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
20	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	8,189
395	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	150,720
15,000	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	A	5,334,150
20	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	6,655
25	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	7,761

9,890	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	A	4,678,267

500	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Wastewatert Revenue Bonds, Series 2012, 5.000%, 12/01/27	No Opt. Call	A+	537,455

2,145	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	2,200,620

775	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	779,170

2,025	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds, Series 2009, 6.375%, 12/01/37 – AGC Insured	12/19 at 100.00	AA–	2,205,306

700	Pinery West Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.000%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	654,997

4,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30	12/22 at 100.00	N/R	3,890,124

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,140	6.250%, 11/15/28	No Opt. Call	A	2,403,883
3,010	6.500%, 11/15/38	No Opt. Call	A	3,493,376

	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
1,025	5.250%, 7/15/24	7/20 at 100.00	Baa3	1,100,184
4,265	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,577,454

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)

$815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	$815,000

20	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/26 – FGIC Insured	6/15 at 100.00	Aa2	21,372

1,175	Willow Trace Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding Series 2006A, 4.450%, 12/01/35 – CIFG Insured	12/15 at 100.00	AA–	1,066,524
125,810	Total Colorado			105,195,309
	Connecticut – 0.3%

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G, 5.625%, 7/01/41	7/21 at 100.00	Baa1	1,025,290

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2007Z-2, Trust 1080, 18.134%, 7/01/15 (IF) (5)	No Opt. Call	AAA	1,211,360

2,125	Connecticut, Special Tax Obligation Transportation Infrastructure Bonds, Series 2004A, 5.000%, 7/01/24 (Pre-refunded 7/01/15) – AMBAC Insured	7/15 at 100.00	AA (4)	2,311,235

933	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22	4/20 at 100.00	N/R	1,002,070

1,800	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41	4/21 at 100.00	N/R	1,818,864
6,858	Total Connecticut			7,368,819
	Delaware – 0.3%

1,000	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	965,090

5,000	Delaware Transportation Authority, Transportation System Revenue Bonds, Senior Lien Series 2008, 5.000%, 7/01/19	No Opt. Call	AA+	5,922,050

1,140	Wilmington, Delaware, Replacement Housing Factor Fund Securitization Revenue Bonds, Wilmington Housing Authority-Lincoln Towers Project, Series 2011, 5.750%, 7/15/16	10/13 at 100.00	N/R	1,140,331
7,140	Total Delaware			8,027,471
	District of Columbia – 0.2%

4,365	District of Columbia, Certificates of Participation, Series 2003, 5.500%, 1/01/18 – AMBAC Insured	1/14 at 100.00	A+	4,447,629

1,000	District of Columbia, Revenue Bonds, Friendship Public Charter School Inc., Series 2006, 5.000%, 6/01/26 – ACA Insured	6/16 at 100.00	BBB	986,890
5,365	Total District of Columbia			5,434,519
	Florida – 9.5%

1,200	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A, 5.000%, 11/15/28	11/23 at 100.00	BBB	1,196,736

1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB–	1,240,000

1,000	Boynton Beach, Florida, Revenue Bonds, Charter Schools of Boynton Beach, Series 2012A, 6.800%, 6/01/42 – NPFG Insured	6/22 at 100.00	BBB–	928,310

520	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	408,257

	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2005:
500	5.000%, 4/01/34	4/16 at 100.00	A–	488,940
750	5.000%, 4/01/36	4/16 at 100.00	A–	728,655

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

$855	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2009B, 7.000%, 4/01/39	4/19 at 100.00	A–	$952,889

8,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	AA–	8,086,320

1,035	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2007, 5.050%, 5/01/37	5/17 at 100.00	N/R	906,546

1,025	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	A	1,058,835

1,000	Clearwater, Florida, Water and Sewer Revenue Bonds, Series 2009A, 5.250%, 12/01/39 – AGC Insured	12/19 at 100.00	AA–	1,045,350

3,080	Collier County, Florida, Gas Tax Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/20	No Opt. Call	AA–	3,514,434

1,325	Country Greens Community Development District, Florida, Special Assessment Bonds, Series 2003, 6.625%, 5/01/34	5/14 at 100.00	N/R	1,324,868

4,710	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/19	No Opt. Call	A+	5,348,817

5,000	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Refunding Series 2012A, 5.000%, 7/01/23	7/22 at 100.00	AA–	5,637,550

2,885	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.750%, 6/15/42	12/21 at 101.00	N/R	3,065,370

1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2010A, 6.000%, 9/15/30	9/20 at 100.00	BB+	942,810

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A:
1,000	5.500%, 6/15/22	No Opt. Call	N/R	950,740
500	6.000%, 6/15/32	No Opt. Call	N/R	444,195
1,100	6.125%, 6/15/43	No Opt. Call	N/R	938,938

3,180	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	2/17 at 100.00	BBB–	3,067,396

6,800	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/27	4/22 at 100.00	Baa1	6,955,584

	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Series 2012A:
1,210	5.000%, 12/01/30	12/22 at 100.00	A1	1,256,561
1,000	5.000%, 12/01/31	12/22 at 100.00	A1	1,033,850
1,400	5.000%, 12/01/32	12/22 at 100.00	A1	1,438,808
3,000	5.000%, 12/01/37	12/22 at 100.00	A1	3,044,520

735	Florida Housing Finance Agency, Housing Revenue Bonds, Brittany of Rosemont Apartments Phase II, Series 1995C-1, 6.875%, 8/01/26 – AMBAC Insured (Alternative Minimum Tax)	2/14 at 100.00	N/R	735,515

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Stoddert Arms Apartments, Series 1996O, 6.300%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)	9/13 at 100.00	N/R	1,000,020

295	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 1985, 9.125%, 6/01/14 (ETM)	No Opt. Call	Aaa	316,862

10,000	Florida State Board of Education, Lottery Revenue Bonds, Refunding Series 2011A, 5.000%, 7/01/22	7/21 at 100.00	AAA	11,411,500

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

$195	Florida, Full Faith and Credit General Obligation Bonds, Broward County Expressway Authority, Series 1984, 10.000%, 7/01/14 (ETM)	No Opt. Call	Aaa	$212,464

	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
2,250	5.250%, 6/01/26	6/16 at 100.00	A–	2,298,375
375	5.000%, 6/01/38	6/16 at 100.00	A–	359,288

1,900	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series 1986, 7.650%, 7/01/16 – FGIC Insured	No Opt. Call	A	2,190,206

2,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa General Hospital, Series 2003B, 5.250%, 10/01/28 (Pre-refunded 10/01/13)	10/13 at 100.00	A3 (4)	2,016,600

6,000	Jacksonville Port Authority, Florida, Revenue Bonds, Refunding Series 2012, 5.000%, 11/01/38 (Alternative Minimum Tax)	11/22 at 100.00	A2	5,864,880

1,005	JEA, Florida, Electric System Revenue Bonds, Series Three 2006A, 5.000%, 10/01/41 – AGM Insured	4/15 at 100.00	Aa2	1,019,060

945	Keys Cove Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	5/15 at 101.00	N/R	990,294

975	Lake County School District, Florida, Sales Tax Revenue Bonds, Series 2004, 5.000%, 10/01/15 – AMBAC Insured	10/14 at 100.00	A+	1,024,501

970	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2004A, 6.100%, 5/01/23	5/14 at 101.00	N/R	970,999

1,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	6/17 at 100.00	BB	971,170

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
875	5.500%, 6/15/32	6/22 at 100.00	BB	828,748
1,375	5.750%, 6/15/42	6/22 at 100.00	BB	1,295,718

1,635	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/17	10/13 at 100.00	BBB+	1,637,600

2,305	Leesburg, Florida, Utilities Revenue Bonds, Series 2004, 5.000%, 10/01/22 (Pre-refunded 10/01/14) – FGIC Insured	10/14 at 100.00	Aa3 (4)	2,432,328

690	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 6.125%, 5/01/34	5/14 at 101.00	A–	702,972

	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
885	3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	816,873
8,000	4.200%, 12/15/25 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	7,015,920

2,000	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2012, 5.000%, 11/15/29	11/22 at 100.00	Baa2	1,929,640

3,760	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, BAC Funding Corporation, Series 2000A, 5.375%, 10/01/30 – AMBAC Insured	10/13 at 100.00	Aa3	3,770,979

12,500	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2013A, 5.000%, 5/01/31	5/23 at 100.00	A1	12,868,625

	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2013B:
4,490	5.000%, 2/01/29	2/23 at 100.00	A1	4,672,563
3,670	5.000%, 2/01/30	2/23 at 100.00	A1	3,793,385

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A:
4,000	5.000%, 10/01/18 (Alternative Minimum Tax)	No Opt. Call	A	4,544,040
1,825	5.000%, 10/01/20 (Alternative Minimum Tax)	No Opt. Call	A	2,057,140
5,000	5.000%, 10/01/23 (Alternative Minimum Tax)	No Opt. Call	A	5,443,350

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

$7,020	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2004A, 5.000%, 10/01/30 – FGIC Insured (Alternative Minimum Tax)	10/14 at 100.00	A	$6,955,697

1,585	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/35	10/20 at 100.00	A	1,625,592

2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008A, 5.500%, 10/01/27 – AGC Insured (Alternative Minimum Tax)	10/18 at 100.00	AA–	2,188,640

10,000	Miami-Dade County, Florida, General Obligation Bonds, Series 2005, 5.000%, 7/01/33 – AGM Insured	7/15 at 100.00	Aa2	10,324,100

1,040	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2009, 5.625%, 6/01/34 – AGC Insured (UB) (5)	6/19 at 100.00	AA–	1,067,435

7,400	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012, 5.000%, 7/01/37	7/22 at 100.00	AA	7,570,718

22,160	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42 (WI/DD, Settling 8/02/13)	10/22 at 100.00	Aa3	22,369,412

1,000	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41	8/17 at 100.00	N/R	959,420

3,370	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	3,394,365

	Orange County Health Facilities Authority, Florida, Revenue Bonds, Mayflower Retirement Center, Refunding Series 2012:
550	4.500%, 6/01/27	6/21 at 100.00	A–	511,940
625	5.000%, 6/01/32	6/21 at 100.00	A–	603,150
750	5.000%, 6/01/36	6/21 at 100.00	A–	714,150
750	5.125%, 6/01/42	6/21 at 100.00	A–	716,280

	Orange County Health Facilities Authority, Florida, Revenue Bonds, Nemours Foundation, Series 2005:
295	5.000%, 1/01/21 (Pre-refunded 1/01/15)	1/15 at 100.00	N/R (4)	314,432
275	5.000%, 1/01/22 (Pre-refunded 1/01/15)	1/15 at 100.00	N/R (4)	293,114

2,510	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Tender Option Bond Trust 1071, 17.257%, 10/01/42 (IF) (5)	4/22 at 100.00	A	2,261,359

145	Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19 – FGIC Insured (ETM)	10/13 at 100.00	N/R (4)	175,185

500	Orlando Utilities Commission, Florida, Utility System Revenue Bonds, Series 2009A-1, 5.250%, 10/01/39	4/19 at 100.00	AA	529,430

	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH Corporation Obligated Group, Series 2001:
20	5.500%, 12/01/21	12/13 at 100.00	BBB–	20,033
1,000	5.625%, 12/01/31	12/13 at 100.00	BBB–	1,000,570

2,690	Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds, Adult Communities Total Services Retirement Life, Series 2006A, 4.500%, 11/15/36	11/16 at 100.00	A–	2,356,548

2,415	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007, 5.000%, 8/01/18 – FGIC Insured	8/17 at 100.00	AA–	2,731,365

1,500	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AA+	1,467,690

1,000	Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/33 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	A+ (4)	1,007,930

1,880	Panther Trails Community Development District, Floridia, Special Assessment Bonds, Series 2005, 5.600%, 5/01/36	5/15 at 100.00	A1	1,830,330

2,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007, 5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	A	2,010,500

14	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

$650	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2005-1, 5.000%, 10/01/25 (Pre-refunded 10/01/15) – AMBAC Insured	10/15 at 100.00	A1 (4)	$712,797

2,870	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB–	2,987,039

	St. John’s County Industrial Development Authority, Florida, First Mortgage Revenue Bonds, Presbyterian Retirement Communities, Series 2004A:
1,130	5.850%, 8/01/24	8/14 at 101.00	A–	1,160,148
1,565	5.625%, 8/01/34	8/14 at 101.00	A–	1,583,467

965	Stoneybrook Venice Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007, 6.750%, 5/01/38	5/18 at 100.00	N/R	971,253

535	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 – AMBAC Insured	10/18 at 100.00	AA–	553,655

1,000	Tallahassee, Florida, Consolidated Utility System Revenue Bonds, Series 2005, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	AA+	1,091,950

2,820	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 – NPFG Insured	10/15 at 100.00	AA	2,952,286

2,095	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial Healthcare Inc., Series 2000, 6.375%, 12/01/30	12/13 at 100.00	Baa1	2,096,487

35	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	35,633

165	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	122,258

290	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	175,325

210	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	94,158

170	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (6)	5/18 at 100.00	N/R	2

475	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (6)	5/17 at 100.00	N/R	5

25	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40 (6)	5/18 at 100.00	N/R	18,475

215	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007A-1. RMKT, 5.250%, 5/01/39 (6)	5/17 at 100.00	N/R	158,672

	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1:
95	5.250%, 5/01/39	5/17 at 100.00	N/R	84,368
305	6.650%, 5/01/40	5/17 at 100.00	N/R	294,459

2,990	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/14 at 101.00	BB	2,810,899

705	Tolomato Community Development District, Florida, Special Assessment Bonds, Southern/Forbearance Parcel Series 2007-2, 6.650%, 5/01/40 (6)	5/18 at 100.00	N/R	265,277

605	University Square Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A-1, 5.875%, 5/01/38	5/17 at 100.00	N/R	580,951

250	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1, 6.125%, 5/01/42	5/22 at 100.00	N/R	245,823

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2:
$465	5.000%, 5/01/23	5/22 at 100.00	N/R	$461,452
1,500	5.500%, 5/01/34	5/22 at 100.00	N/R	1,472,565

2,000	Village Center Community Development District, Florida, Recreational Revenue Bonds, Series 2003A, 5.000%, 11/01/32 – NPFG Insured	11/13 at 101.00	A	1,905,960

485	Waters Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/36	5/15 at 101.00	N/R	427,270

	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
525	6.000%, 5/01/23	5/14 at 100.00	N/R	527,158
3,750	6.125%, 5/01/35	5/14 at 100.00	N/R	3,755,138
240,350	Total Florida			243,741,209
	Georgia – 2.5%

2,000	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park Improvement, Series 2005A, 5.000%, 12/01/30 – NPFG Insured	12/15 at 100.00	Aa2	2,098,320

1,000	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Testletree Village Apartments, Series 2013A, 4.500%, 11/01/35	11/23 at 100.00	A–	839,690

735	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	852,152

1,735	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 6.750%, 1/01/20	1/19 at 100.00	A2	2,114,445

265	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	7/15 at 100.00	A–	281,602

500	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B, 5.400%, 1/01/20	7/15 at 100.00	A–	530,725

495	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–	478,828

7,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA–	7,195,580

1,000	Augusta, Georgia, Airport Revenue Bonds, General Series 2005C, 5.450%, 1/01/31 (Alternative Minimum Tax)	1/15 at 100.00	Baa2	1,006,170

4,955	Cobb County Development Authority, Georgia, University Facilities Revenue Bonds, Kennesaw State University Foundations, Student Housing Subordinate Lien Series 2004C, 5.250%, 7/15/24 – NPFG Insured	7/14 at 100.00	A3	5,132,191

4,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BBB	4,186,160

3,300	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	3,304,158

10,000	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Athletic Association, Series 2011, 5.750%, 10/01/41	4/21 at 100.00	A+	10,563,200

	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004:
1,250	5.250%, 5/01/21 – NPFG Insured	5/14 at 100.00	Aa3	1,291,125
2,490	5.250%, 5/01/23 – NPFG Insured	5/14 at 100.00	Aa3	2,570,004
2,440	5.000%, 5/01/36 – NPFG Insured	5/14 at 100.00	Aa3	2,466,816

	Fulton County Residential Care Facilities Elderly Authority, Georgia, Revenue Bonds, Canterbury Court, Refunding Series 2004A:
1,500	6.125%, 2/15/26	2/14 at 101.00	N/R	1,508,850
4,080	6.125%, 2/15/34	2/14 at 101.00	N/R	3,997,094

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)

$1,100	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993BB, 5.250%, 1/01/25 – NPFG Insured	No Opt. Call	A1	$1,255,584

5,000	Georgia State, General Obligation Bonds, Series 2012A, 5.000%, 7/01/21	No Opt. Call	AAA	5,990,100

1,000	Lavonia Hospital Authority, Georgia, Revenue Anticpation Certificates, Ty Cobb Regional Medical Center , Series 2010, 6.000%, 12/01/40 – AGM Insured	12/20 at 100.00	AA–	1,060,680

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
955	5.000%, 3/15/22	No Opt. Call	A+	1,032,317
1,000	5.500%, 9/15/28	No Opt. Call	A	1,060,260

1,590	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series Series 2012A, 5.250%, 10/01/27	10/21 at 100.00	Baa2	1,637,223

1,000	Richmond County Development Authority, Georgia, Revenue Bonds, Augusta State University, Jaguar Student Center Project, Series 2005A, 5.000%, 7/01/29 – SYNCORA GTY Insured	7/15 at 100.00	A2	1,006,030

1,000	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State University, Windward Commons LLC Project, Series 2009, 5.000%, 6/15/39 – AGC Insured	6/19 at 100.00	AA–	1,010,070
61,390	Total Georgia			64,469,374
	Guam – 0.2%

1,020	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	1,043,164

2,000	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A, 6.625%, 12/01/30	12/20 at 100.00	B	2,065,000

880	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	Ba2	884,206
3,900	Total Guam			3,992,370
	Hawaii – 0.5%

1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB+	1,001,520

2,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Kahala Nui Project, Series 2003A, 8.000%, 11/15/33 (Pre-refunded 11/15/13)	11/13 at 102.00	AA+ (4)	2,084,960

	Hawaii Department of Budget and Finance, Special Purpose Senior Living Revenue Bonds, 15 Craigside Project, Series 2009A:
1,000	8.750%, 11/15/29	11/19 at 100.00	N/R	1,135,640
1,250	9.000%, 11/15/44	11/19 at 100.00	N/R	1,411,763

5,000	Hawaii State, General Obligation Bonds, Series 2012EF, 5.000%, 11/01/21	No Opt. Call	AA	5,921,550
10,250	Total Hawaii			11,555,433
	Idaho – 0.2%

	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B:
1,000	6.000%, 12/01/23	12/18 at 100.00	AA	1,169,890
760	6.250%, 12/01/33	12/18 at 100.00	AA	862,980

	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2006:
1,000	5.000%, 7/15/23 – NPFG Insured	7/16 at 100.00	Aa3	1,096,430
1,065	5.000%, 7/15/24 – NPFG Insured	7/16 at 100.00	Aa3	1,167,698

	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mittigation Series 2012A:
900	4.600%, 9/01/28	9/22 at 100.00	Baa1	847,224
595	5.000%, 9/01/32	9/22 at 100.00	Baa1	589,199
5,320	Total Idaho			5,733,421

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois – 8.5%

$2,000	Bensenville, Illinois, General Obligation Bonds, Series 2011A, 5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA–	$2,034,100

1,000	Bryant, Illinois, Pollution Control Revenue Refunding Bonds, Central Illinois Light Company, Series 1993, 5.900%, 8/01/23	10/13 at 100.00	A–	1,001,340

974	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	N/R	901,934

3,300	CenterPoint Intermodal Center Program Trust Series 2004, Illinois, Class A Certificates, 3.730%, 6/15/23	12/13 at 100.00	N/R	3,287,724

	Champaign, Illinois, General Obligation Sales Tax Bonds, Public Safety Series 1999:
1,140	8.250%, 1/01/21 – FGIC Insured	No Opt. Call	A	1,545,247
1,275	8.250%, 1/01/22 – FGIC Insured	No Opt. Call	A	1,724,272

2,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Series 2008C, 5.000%, 12/01/20	12/18 at 100.00	A+	2,197,400

3,335	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Tender Option Bonds Trust 1130, 13.670%, 6/01/14 (IF)	No Opt. Call	AAA	4,127,963

2,000	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	AA	2,041,800

2,010	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 2007-2G, 5.950%, 6/01/39 (Alternative Minimum Tax)	6/17 at 104.00	Aaa	2,038,301

2,000	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	10/13 at 100.00	AA+	2,000,680

2,875	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport, Series 2005A, 5.250%, 1/01/24 – NPFG Insured	1/16 at 100.00	A	3,087,951

15,000	Chicago, Illinois, Water Revenue Bonds, Refunding Second Lien Series 2012-2, 4.000%, 11/01/37	11/22 at 100.00	AA	12,867,150

310	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 1994A, 6.400%, 12/01/14 – NPFG Insured	12/13 at 100.00	A	311,234

Community College District 523, Counties of DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago, and Boone, Illinois, General Obligation Bonds, Kishwaukee Community College, Capital Appreciation, Series 2011B:

1,000	0.000%, 2/01/35	2/21 at 100.00	AA	270,750
750	0.000%, 2/01/36	2/21 at 100.00	AA	188,333

4,440	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	4,569,604

2,000	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B3	2,052,880

2,500	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	2,659,725

5,000	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds – CIPS Debt, Series 1993C-2, 5.950%, 8/15/26	10/13 at 100.00	BBB	5,008,750

1,375	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007A, 5.750%, 5/15/31	5/17 at 100.00	BBB–	1,401,290

	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010:
900	6.125%, 5/15/27	5/15 at 100.00	BBB–	911,376
2,000	6.125%, 5/15/27	5/20 at 100.00	BBB–	2,084,920

1,500	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007, 5.000%, 12/01/36	12/16 at 100.00	BBB+	1,440,045

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

$1,000	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 7.125%, 10/01/41	10/21 at 100.00	BBB–	$1,113,480

500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A, 7.750%, 5/15/30	5/20 at 100.00	N/R	539,335

1,000	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 65 Series 2010D-2, 6.375%, 5/15/17	10/13 at 100.00	N/R	1,000,850

1,255	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	1,271,566

1,000	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A, 5.500%, 2/01/40 – AMBAC Insured	2/18 at 100.00	A+	1,016,910

4,050	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa3	4,310,091

	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
4,000	4.000%, 5/15/33	5/22 at 100.00	Baa1	3,237,920
4,520	4.250%, 5/15/43	5/22 at 100.00	Baa1	3,593,536

1,250	Illinois Finance Authority, Revenue Bonds, Little Company of Mary Hospital and Health Care Centers, Series 2010, 5.375%, 8/15/40	8/15 at 105.00	A+	1,263,825

2,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	AA+	2,244,820

2,545	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	2,746,691

500	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	518,075

1,520	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	AA–	1,554,413

2,900	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	3,524,921

	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
895	5.500%, 7/01/28	7/23 at 100.00	A–	899,368
3,000	6.500%, 7/01/34	7/18 at 100.00	A–	3,136,050

3,680	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/30	11/18 at 100.00	A	4,353,403

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C:
1,335	6.625%, 11/01/39	5/19 at 100.00	A	1,489,727
1,665	6.625%, 11/01/39 (UB) (5)	5/19 at 100.00	A	1,857,974

6,255	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	BBB	6,473,550

9,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB+	9,741,060

925	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured	3/20 at 100.00	AA–	952,167

4,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41	8/21 at 100.00	AA–	4,348,880

1,400	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B, 5.000%, 8/15/26	8/20 at 100.00	AA–	1,463,070

1,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C, 5.500%, 8/15/41	2/21 at 100.00	AA–	1,556,130

2,350	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A, 5.875%, 2/15/26	2/16 at 100.00	N/R	2,358,836

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

$3,485	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical Centers, Series 2008A, 5.500%, 8/15/30	8/18 at 100.00	BBB+	$3,557,802

3,915	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., Refunding Series 2007A, 5.250%, 5/01/34	5/17 at 100.00	BBB+	3,917,310

	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002:
4,040	5.500%, 1/01/22	10/13 at 100.00	Baa2	4,052,888
1,000	5.625%, 1/01/28	10/13 at 100.00	Baa2	1,002,570

255	Illinois Housing Development Authority, Housing Finance Bonds, Series 2006K, 4.600%, 7/01/23	7/16 at 100.00	AA	255,648

4,000	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (Alternative Minimum Tax) (UB) (5)	4/16 at 100.00	AA+	4,021,960

	Illinois State, General Obligation Bonds, Series 2012A:
5,520	5.000%, 3/01/25	3/22 at 100.00	A–	5,693,494
5,910	5.000%, 3/01/26	3/22 at 100.00	A–	6,024,063
500	5.000%, 3/01/27	3/22 at 100.00	A–	503,975

	Illinois State, General Obligation Bonds, Series 2013:
2,390	5.250%, 7/01/28	7/23 at 100.00	A–	2,428,694
1,800	5.500%, 7/01/38	7/23 at 100.00	A–	1,819,098

5,000	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 5.000%, 6/15/28	6/21 at 100.00	AAA	5,272,400

960	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	590,698

3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2, 5.500%, 1/01/30 – ACA Insured	1/16 at 100.00	CCC	1,799,430

1,630	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B, 5.250%, 1/01/36	1/16 at 100.00	CCC	697,461

1,260	Markham, Illinois, Alternative Source Revenue Bonds, Series 2005A, 5.250%, 4/01/23 – RAAI Insured	4/15 at 100.00	N/R	1,244,414

2,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2012A, 5.000%, 6/15/42 – NPFG Insured (Alternative Minimum Tax)	6/22 at 100.00	AAA	2,524,850

13,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/45 – AGM Insured	No Opt. Call	AAA	1,897,480

10,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/35 – AGM Insured	No Opt. Call	AAA	2,794,900

8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured	No Opt. Call	AA–	6,029,905

845	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012, 4.750%, 10/01/29	10/22 at 100.00	Baa1	819,887

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
3,890	5.250%, 6/01/21	No Opt. Call	A	4,407,137
3,000	6.250%, 6/01/24	6/16 at 100.00	A–	3,266,430

4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA	5,210,372

5,780	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.000%, 12/01/41 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	AAA	6,144,256

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

$1,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe Ad Valorem Tax Bonds, Series 2010, 7.500%, 3/01/32	3/17 at 102.00	N/R	$1,021,140

	University of Illinois, Auxiliary Facilities Systems Revenue Bonds, Series 2013A:
10,000	4.000%, 4/01/30	4/23 at 100.00	Aa2	9,361,800
5,000	4.000%, 4/01/32	4/23 at 100.00	Aa2	4,579,600

1,645	Warren Township School District 121, Lake County, Gurnee, Illinois, General Obligation Bonds, Series 2004C, 5.500%, 3/01/22 (Pre-refunded 3/01/14) – AMBAC Insured	3/14 at 101.00	AA+ (4)	1,712,379
238,529	Total Illinois			218,973,458
	Indiana – 3.0%

425	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/32	4/14 at 100.00	BB+	358,131

	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006:
1,000	5.125%, 8/01/29	8/16 at 100.00	Baa2	1,025,110
500	5.250%, 8/01/36	8/16 at 100.00	Baa2	509,780

1,235	Hendricks County Building Facilities Corporation, Indiana, First Mortgage Revenue Bonds, Series 2004, 5.500%, 7/15/24 (Pre-refunded 7/15/14)	7/14 at 100.00	Aa2 (4)	1,297,615

	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Series 2007A:
3,185	5.250%, 10/15/18	No Opt. Call	A2	3,624,912
5,215	5.250%, 10/15/20	No Opt. Call	A2	5,933,575

	Indiana Finance Authority, Educational Facilities Refunding Revenue Bonds, Butler University Project, Series 2012B:
1,420	5.000%, 2/01/30	2/22 at 100.00	BBB+	1,416,833
2,260	5.000%, 2/01/33	2/22 at 100.00	BBB+	2,218,597

1,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.625%, 10/01/29	10/19 at 100.00	BB–	1,450,414

1,000	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.125%, 3/01/30	3/20 at 100.00	A–	1,003,830

3,325	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010, 5.000%, 8/15/20	No Opt. Call	BBB+	3,566,395

3,000	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2012A, 5.000%, 7/01/36	7/21 at 100.00	A+	2,937,750

9,000	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2012A, 5.000%, 6/01/32 – AGM Insured	6/22 at 100.00	BBB–	8,669,700

5,115	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB	4,553,731

2,200	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	AA–	2,205,698

2,830	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A–	2,909,834

4,030	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – NPFG Insured	1/17 at 100.00	A+	4,038,584

645	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1992A, 6.800%, 12/01/16	No Opt. Call	AA+	713,222

3,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured	1/19 at 100.00	AA–	3,671,605

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)

$3,000	Jasper County, Indiana Pollution Control (Northern Indiana Public Service) Commercial Paper, 5.600%, 11/01/16 – NPFG Insured	No Opt. Call	A	$3,323,370

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,530	5.000%, 4/01/26	4/22 at 100.00	A3	1,582,647
1,400	5.000%, 4/01/27	4/22 at 100.00	A3	1,431,528
1,560	5.000%, 4/01/29	4/22 at 100.00	A3	1,569,157

	Lafayette, Indiana, Sewage Works Refunding Revenue Bonds, Series 2013:
1,265	4.000%, 7/01/19	No Opt. Call	AA–	1,408,906
2,410	5.000%, 1/01/20	No Opt. Call	AA–	2,803,890
2,475	4.000%, 7/01/20	No Opt. Call	AA–	2,734,306
2,530	5.000%, 1/01/21	No Opt. Call	AA–	2,927,893
700	5.000%, 1/01/23	No Opt. Call	AA–	798,063

	Portage, Indiana, Economic Development Revenue Bonds, Ameriplex Project, Series 2006:
1,000	5.000%, 7/15/23	7/16 at 100.00	A	1,023,110
775	5.000%, 1/15/27	7/16 at 100.00	A	777,937

5,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011, 8.000%, 9/01/41	9/21 at 100.00	N/R	5,677,300
74,930	Total Indiana			78,163,423
	Iowa – 1.1%

2,275	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/36	6/20 at 100.00	A2	2,292,472

500	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2008A, 5.250%, 8/15/29 – AGC Insured	8/19 at 100.00	Aa3	524,340

1,490	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BB+	1,526,758

6,850	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB–	5,591,450

1,500	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Central College, Refunding Series 2012B, 5.000%, 10/01/38	10/21 at 100.00	Baa3	1,429,740

	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Series 2012:
2,325	4.000%, 9/01/28	9/23 at 100.00	BBB	1,993,060
2,165	5.000%, 9/01/33	9/23 at 100.00	BBB	2,023,864
8,615	5.000%, 9/01/43	9/23 at 100.00	BBB	7,667,005

4,525	Iowa Student Loan Liquidity Corporation Student Loan Revenue Bonds, Senior Lien Series 2011A-2, 5.750%, 12/01/28 (Alternative Minimum Tax)	12/19 at 102.00	A	4,794,735

1,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2, 5.500%, 12/01/25	12/19 at 100.00	A1	1,035,840
31,245	Total Iowa			28,879,264
	Kansas – 1.3%

500	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004B, 5.000%, 9/01/22	9/18 at 100.00	AAA	573,360

4,540	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.500%, 11/15/29	11/19 at 100.00	AA	4,883,678

2,500	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2011F, 5.250%, 11/15/30	11/19 at 100.00	A2	2,556,850

6,000	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40 (UB) (5)	1/20 at 100.00	AA	5,982,300

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)

$3,135	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2005H, 5.000%, 5/01/32 – NPFG Insured	5/15 at 100.00	AA	$3,201,337

	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A:
1,650	5.000%, 12/01/25	12/22 at 100.00	Baa1	1,691,646
3,475	5.000%, 12/01/27	12/22 at 100.00	Baa1	3,524,380
1,000	5.000%, 12/01/31	12/20 at 100.00	Baa1	985,770

2,000	Olathe, Kansas, Senior Living Facility Revenue Bonds, Catholic Care Campus Santa Marta, Series 2006A, 6.000%, 11/15/38	11/16 at 100.00	N/R	1,939,120

2,685	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured	1/17 at 100.00	BB+	2,717,569

1,200	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	1,252,212

2,440	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	BBB+	1,577,167

1,270	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 9/01/28	9/22 at 100.00	A+	1,336,218
32,395	Total Kansas			32,221,607
	Kentucky – 0.7%

	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A:
2,500	5.750%, 6/01/25	6/20 at 100.00	BBB+	2,675,350
2,000	6.000%, 6/01/30	6/20 at 100.00	BBB+	2,093,800

1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.375%, 8/15/24	8/19 at 100.00	AA–	1,669,065

2,840	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Tender Option Bond Trust 1068, 17.626%, 8/15/42 (IF) (5)	8/21 at 100.00	AA–	2,626,688

1,405	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37 (Pre-refunded 2/01/18)	2/18 at 100.00	Aaa	1,703,731

1,000	Paducah, Kentucky, Electric Board Revenue Bonds, Series 2009A, 5.250%, 10/01/35 – AGC Insured	4/19 at 100.00	A3	1,018,550

5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	A3	5,453,450
16,245	Total Kentucky			17,240,634
	Louisiana – 2.2%

3,020	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/22 (Pre-refunded 11/01/14) – NPFG Insured	11/14 at 100.00	A+ (4)	3,209,173

1,000	Louisana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	1,094,180

3,605	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B, 5.000%, 6/01/21 – AMBAC Insured	6/16 at 100.00	A–	3,906,270

1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB–	1,051,900

5,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37 (6)	12/17 at 100.00	N/R	2,121,300

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)

$2,000	Louisiana Publc Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	A+	$2,156,920

1,130	Louisiana Publc Facilities Authority, Revenue Bonds, Christus Health, Series 2008B, 5.750%, 7/01/18 – AGC Insured	No Opt. Call	AA–	1,205,168

27,900	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)	7/23 at 100.00	N/R	25,844,886

2,405	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A (4)	2,509,906

1,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.250%, 5/15/38	5/17 at 100.00	Baa1	1,522,245

10,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	Aa1	10,004,400

3,000	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	Baa1	2,977,350
61,560	Total Louisiana			57,603,698
	Maine – 0.7%

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical Center, Series 2011:
2,000	6.750%, 7/01/36	7/21 at 100.00	Baa3	2,232,640
10,390	6.750%, 7/01/41	7/21 at 100.00	Baa3	11,512,432

1,665	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	AA	1,689,226

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
700	5.000%, 7/01/25	7/23 at 100.00	BBB+	744,737
460	5.000%, 7/01/26	7/23 at 100.00	BBB+	481,790
1,000	5.000%, 7/01/27	7/23 at 100.00	BBB+	1,034,750
1,000	5.000%, 7/01/30	7/23 at 100.00	BBB+	1,010,870
17,215	Total Maine			18,706,445
	Maryland – 0.1%

	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A:
1,050	5.250%, 9/01/27 – SYNCORA GTY Insured	9/16 at 100.00	BB+	1,038,629
1,750	5.250%, 9/01/28 – SYNCORA GTY Insured	9/16 at 100.00	BB+	1,721,300

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 5.750%, 7/01/30	7/20 at 100.00	BBB–	1,002,430
3,800	Total Maryland			3,762,359
	Massachusetts – 1.5%

275	Massachusetts Development Finance Agency, Education Facility Revenue Bonds, Academy of the Pacific Rim Project, Series 2006A, 5.125%, 6/01/31 – ACA Insured	6/16 at 100.00	N/R	249,686

4,350	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37	10/17 at 100.00	N/R	4,435,260

1,000	Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds, The Groves in Lincoln Issue, Series 2009A, 7.875%, 6/01/44 (6)	6/19 at 100.00	N/R	78,900

260	Massachusetts Development Finance Agency, Senior Living Facility Revenue Bonds, The Groves in Lincoln Issue, Series 2009B-2, 6.250%, 6/01/14 (6)	10/13 at 100.00	N/R	23,634

6,750	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012C, 5.250%, 11/01/42 (Alternative Minimum Tax)	11/17 at 100.00	BB+	5,872,163

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)

$2,000	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street Redevelopment, M/SRBC Project, Series 2002A, 5.125%, 2/01/34 – NPFG Insured	10/13 at 100.00	A	$1,837,080

730	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010B, 5.500%, 1/01/23	1/20 at 100.00	AA	772,304

6,665	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Tender Option Bond Trust 3627, 13.686%, 7/01/29 (IF)	7/19 at 100.00	AA	6,981,321

4,700	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A, 6.250%, 1/15/28 (6)	1/18 at 100.00	N/R	18,377

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E, 5.000%, 8/15/25 – RAAI Insured	8/15 at 100.00	N/R	483,955

1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health Care, Series 2005D, 5.000%, 7/01/33	7/15 at 100.00	A–	988,160

4,550	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	BBB	4,664,205

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
1,260	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	10/13 at 100.00	N/R	1,260,441
700	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/14 at 100.00	N/R	671,552

8,000	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/23 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	8,167,280

2,335	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Tender Option Bond Trust 2989, 13.660%, 8/01/38 (IF)	8/19 at 100.00	AAA	2,851,899
45,075	Total Massachusetts			39,356,217
	Michigan – 2.4%

12,130	Bay City, Bay County, Michigan, Unlimited Tax General Street Improvement Bonds, Series 1991, 0.000%, 6/01/21 – AMBAC Insured	No Opt. Call	A+	8,578,943

8,575	Charlotte Public School District, Easton County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/29 – NPFG Insured	5/15 at 100.00	Aa2	8,842,797

3,710	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	BBB+	3,400,846

1,250	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010, 5.000%, 11/01/30	11/20 at 100.00	AA	1,242,763

5,595	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	A	5,082,106

800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, W.A. Foote Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 – AGM Insured	6/20 at 100.00	AA–	832,368

7,665	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2003A, 5.000%, 5/15/26 – AGM Insured	5/18 at 100.00	AA–	7,983,404

3,040	Kalkaska County Hospital Authority, Michigan, Hospital Revenue Bonds, Series 2007, 5.375%, 5/01/17	No Opt. Call	A–	3,273,411

500	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health System, Series 2008A, 5.500%, 1/15/47 (Mandatory put 1/15/15)	No Opt. Call	AA	536,145

	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding Bonds, Detroit Service Learning Academy Project, Series 2011:
750	6.000%, 10/01/21	No Opt. Call	BB+	788,430
435	7.000%, 10/01/31	10/21 at 100.00	BB+	466,190
1,000	7.000%, 10/01/36	10/21 at 100.00	BB+	1,060,400

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)

$915	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 6.125%, 5/01/21	5/18 at 100.00	BBB–	$941,608

1,550	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A, 5.000%, 10/01/35	10/20 at 100.00	AA	1,574,149

1,250	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	11/15 at 100.00	BBB	1,242,563

1,370	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	6/17 at 100.00	N/R	1,231,740

	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2011-I-A:
750	5.375%, 10/15/41	10/21 at 100.00	Aa3	781,493
2,000	5.500%, 10/15/45	10/21 at 100.00	Aa3	2,096,640

	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009:
500	5.625%, 11/15/29	11/19 at 100.00	A	516,780
1,480	5.750%, 11/15/39	11/19 at 100.00	A	1,524,252

1,635	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31	12/16 at 100.00	AA	1,650,369

375	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)	12/16 at 100.00	Aa2 (4)	425,194

6,010	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.000%, 9/01/29	9/18 at 100.00	A1	7,224,020
63,285	Total Michigan			61,296,611
	Minnesota – 1.4%

1,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A, 5.875%, 11/01/40	11/20 at 100.00	BBB–	981,900

1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/18 at 102.00	N/R	1,008,930

5,000	Lakeville Independent School District 194, Dakota County, Minnesota, General Obligation Bonds, Refunding Series 2012D, 5.000%, 2/01/20	No Opt. Call	Aa2	5,894,650

	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A:
3,000	6.375%, 11/15/23	11/18 at 100.00	A	3,518,310
3,000	6.625%, 11/15/28	11/18 at 100.00	A	3,500,880

3,000	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A, 8.500%, 1/01/41	1/21 at 100.00	N/R	3,063,090

95	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29	10/13 at 100.00	A	95,318

2,995	Monticello-Big Lake Community Hospital District, Minnesota, Gross Revenue Health Care Facilities Bonds, Series 2003C, 6.200%, 12/01/22	10/13 at 100.00	N/R	2,997,156

1,000	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Series 2004, 5.250%, 9/01/34	9/14 at 100.00	A–	983,060

	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005:
4,500	6.000%, 11/15/25	11/15 at 100.00	BBB–	4,714,515
4,000	6.000%, 11/15/30	11/15 at 100.00	BBB–	4,144,200
2,000	6.000%, 11/15/35	11/15 at 100.00	BBB–	2,064,620

2,240	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A, 6.000%, 5/01/47	5/19 at 102.00	N/R	2,300,682
32,830	Total Minnesota			35,267,311

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Mississippi – 0.2%

$5,000	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured	No Opt. Call	AA–	$5,470,000
	Missouri – 1.6%

7,600	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/23 (Pre-refunded 10/01/13) – AGM Insured	10/13 at 100.00	AA– (4)	7,660,648

3,185	Bi-State Development Agency, Missouri, Bi-State MetroLink District, St Clair County Metrolink Extension Project Bonds, Refunding Series 2006, 5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA–	3,538,185

2,540	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services – Heisinger Project, Series 2004, 5.500%, 2/01/35	2/14 at 100.00	BBB+	2,525,751

2,470	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	2,562,724

1,250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 6.000%, 2/01/41	2/21 at 100.00	BBB+	1,301,613

4,455	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Tender Option Bond Trust 3604, 14.021%, 5/15/17 (IF)	No Opt. Call	AAA	5,016,642

	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A:
5,000	0.000%, 7/15/31 – AGC Insured	No Opt. Call	AA–	1,861,250
7,000	0.000%, 7/15/32 – AGC Insured	No Opt. Call	AA–	2,439,080
6,250	0.000%, 7/15/33 – AGC Insured	No Opt. Call	AA–	2,044,000
7,000	0.000%, 7/15/34 – AGC Insured	No Opt. Call	AA–	2,142,630
6,000	0.000%, 7/15/35 – AGC Insured	No Opt. Call	AA–	1,728,300
2,000	0.000%, 7/15/36 – AGC Insured	No Opt. Call	AA–	540,700

1,610	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2012A, 5.000%, 7/01/28 – FGIC Insured (Alternative Minimum Tax)	7/22 at 100.00	A–	1,617,986

1,729	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	10/13 at 100.00	N/R	1,516,247

1,437	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	10/13 at 100.00	N/R	983,943

5,250	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42	No Opt. Call	BBB–	4,521,878
64,776	Total Missouri			42,001,577
	Montana – 0.1%

2,500	Montana Facilities Finance Authority, Revenue Bonds, Siant John’s Lutheran Ministries Project, Series 2006A, 6.125%, 5/15/36	5/16 at 100.00	N/R	2,501,150
	Nebraska – 0.6%

6,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	5,764,920

1,320	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/32	4/22 at 100.00	A	1,352,564

5,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2013A, 3.350%, 9/01/28	9/22 at 100.00	AA+	4,487,000

2,750	Nebraska Public Power District, General Revenue Bonds, Series 2008B, 5.000%, 1/01/20	1/18 at 100.00	A1	3,128,235
15,070	Total Nebraska			14,732,719

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada – 0.7%

$90	Clark County, Nevada, Industrial Development Revenue Bonds, Southwest Gas Corporation, Senior Lien Series 2006A, 4.750%, 9/01/36 – FGIC Insured (Alternative Minimum Tax)	9/16 at 100.00	A	$86,697

2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A, 5.000%, 7/01/30	1/20 at 100.00	A+	2,081,120

2,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2004A-2, 5.125%, 7/01/25 – FGIC Insured	7/14 at 100.00	A+	2,071,060

2,100	Henderson Redevelopment Agency, Nevada, Senior Lien Tax Allocation Bonds, Series 2002A, 5.250%, 10/01/25 – AMBAC Insured	10/13 at 100.00	BBB+	2,068,794

	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A:
2,000	7.500%, 6/15/23	6/19 at 100.00	BBB–	2,218,320
1,500	8.000%, 6/15/30	6/19 at 100.00	BBB–	1,628,745

2,500	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Bonds, Water & Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	AA+	2,548,525

	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013:
160	4.000%, 6/01/19	No Opt. Call	N/R	158,373
135	4.000%, 6/01/20	No Opt. Call	N/R	131,833
1,000	4.000%, 6/01/21	No Opt. Call	N/R	960,000
450	5.000%, 6/01/23	No Opt. Call	N/R	453,465
200	4.250%, 6/01/24	6/23 at 103.00	N/R	187,398

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
995	6.500%, 9/01/20	9/18 at 100.00	N/R	1,048,451
1,900	6.750%, 9/01/27	9/18 at 100.00	N/R	1,904,693

410	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011, 5.000%, 7/01/32	7/21 at 100.00	AA	419,943
17,440	Total Nevada			17,967,417
	New Hampshire – 0.4%

3,500	New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2002, 5.200%, 5/01/27 (Alternative Minimum Tax)	5/16 at 101.00	BBB	3,505,530

800	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Speare Memorial Hospital, Series 2004, 5.875%, 7/01/34 (Pre-refunded 7/01/15)	7/15 at 100.00	N/R (4)	874,888

1,250	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Covenant Health Systems Obligated Group Issue, Series 2004, 5.375%, 7/01/24	7/14 at 100.00	A	1,258,663

3,305	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Tender Option Bond Trust 09-7W, 14.226%, 6/01/39 (IF) (5)	6/19 at 100.00	AA+	4,053,285

955	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Refunding Series 2003B, 5.600%, 10/01/22	10/13 at 100.00	Baa1	958,858
9,810	Total New Hampshire			10,651,224
	New Jersey – 2.7%

4,510	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42 (WI/DD, Settling 8/01/13)	2/23 at 100.00	BBB	4,469,275

1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	Aa3	1,659,966

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)

	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
$1,775	5.000%, 7/01/22 – NPFG Insured	7/14 at 100.00	A	$1,842,699
1,775	5.000%, 7/01/23 – NPFG Insured	7/14 at 100.00	A	1,840,533

	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
1,000	5.125%, 9/15/23 (Alternative Minimum Tax)	9/13 at 100.00	B	956,170
1,650	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B	1,555,670

835	New Jersey Economic Development Authority, Student Hosuing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.750%, 6/01/31	6/20 at 100.00	Baa3	883,180

2,015	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey, Series 2009B, 6.250%, 12/01/18	No Opt. Call	Baa1	2,503,839

600	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey, Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	Baa1 (4)	793,260

1,335	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust PA-4643, 20.127%, 6/01/30 (IF) (5)	6/19 at 100.00	AA	1,609,102

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A:
2,185	5.250%, 12/15/20	No Opt. Call	A+	2,561,323
7,000	5.500%, 12/15/23	No Opt. Call	A+	8,206,100

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013A:
7,000	5.000%, 12/15/19	No Opt. Call	A+	8,168,370
11,000	5.000%, 6/15/20	No Opt. Call	A+	12,680,470

	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A:
3,000	5.000%, 1/01/21 – AGM Insured	1/15 at 100.00	AA–	3,178,230
3,315	5.000%, 1/01/25 – AGM Insured	1/15 at 100.00	AA–	3,493,546
3,175	5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA–	3,595,243

1,000	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 5.750%, 12/01/30 – AGC Insured	12/19 at 100.00	A3	1,084,190

3,470	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates, Series 2012A, 5.000%, 6/01/23	6/22 at 100.00	A	3,905,728

2,000	Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds, Series 2003, 5.000%, 12/15/19 – AGM Insured	No Opt. Call	AA–	2,339,000

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
805	4.625%, 6/01/26	6/17 at 100.00	B1	697,074
2,000	4.750%, 6/01/34	6/17 at 100.00	B2	1,459,740
62,780	Total New Jersey			69,482,708
	New Mexico – 0.4%

4,790	Clayton, New Mexico, Appropriation Debt, Jail Project, Series 2006, 4.650%, 11/01/29 – CIFG Insured	11/16 at 100.00	BBB+	4,348,218

1,415	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group, Series 2013, 5.000%, 7/01/32	7/22 at 100.00	BBB–	1,271,675

3,000	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena Project, Series 2010A, 5.875%, 7/01/30	7/20 at 100.00	BBB–	3,020,970

955	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008, 7.500%, 10/01/18	No Opt. Call	N/R	966,403
10,160	Total New Mexico			9,607,266

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York – 3.5%

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
$1,100	6.000%, 7/15/30	1/20 at 100.00	BBB–	$1,219,438
7,745	6.375%, 7/15/43	1/20 at 100.00	BBB–	8,591,761

1,880	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured	2/15 at 100.00	A	1,977,384

4,955	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.500%, 7/01/43 – AGM Insured	7/20 at 100.00	AA–	5,180,601

10,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C, 5.000%, 3/15/24	3/21 at 100.00	AAA	11,303,700

1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 – AMBAC Insured	3/15 at 100.00	AAA	1,766,898

	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 3518:
2,000	13.811%, 2/15/33 (IF)	2/19 at 100.00	AAA	2,184,080
2,335	13.799%, 2/15/33 (IF)	2/19 at 100.00	AAA	2,549,703

400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	2/21 at 100.00	A	425,464

4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	A	3,677,277

3,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 6.000%, 5/01/33	5/19 at 100.00	A	3,393,510

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA–	1,014,040
1,980	5.000%, 5/01/38	5/21 at 100.00	A	1,987,425

4,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F, 5.000%, 11/15/30	11/15 at 100.00	A	4,781,010

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
3,000	5.750%, 10/01/37 (7)	10/17 at 100.00	N/R	1,259,820
1,000	5.875%, 10/01/46 (8)	10/17 at 102.00	N/R	419,940

1,000	New York City Industrial Development Agency, New York, Liberty Revenue Bonds, IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35	9/15 at 100.00	BBB	977,080

715	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA–	836,622

1,500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	12/13 at 100.00	BB	1,414,710

1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 18.005%, 6/15/33 (IF)	6/19 at 100.00	AA+	1,131,160

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 – FGIC Insured	4/15 at 100.00	AA	5,331,000

5	New York City, New York, General Obligation Bonds, Series 1991B, 7.000%, 2/01/18 – AMBAC Insured	10/13 at 100.00	AA	5,025

11,560	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	11,504,743

1,035	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/24 – AMBAC Insured	10/15 at 100.00	AA	1,128,761

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)

$2,125	New York State Urban Development Corporation, Special Project Revenue Bonds, University Facilities Grants, Series 1995, 5.500%, 1/01/19	No Opt. Call	AA–	$2,481,681

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2004A-1:
2,655	5.000%, 3/15/24 (Pre-refunded 3/15/14) – FGIC Insured	3/14 at 100.00	AAA	2,734,969
1,515	5.000%, 3/15/25 (Pre-refunded 3/15/14) – FGIC Insured	3/14 at 100.00	AAA	1,560,632
1,000	5.000%, 3/15/26 (Pre-refunded 3/15/14) – FGIC Insured	3/14 at 100.00	AAA	1,030,120

3,500	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42	No Opt. Call	BB+	3,087,420

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB	881,814

1,170	Suffolk County Economic Development Corporation, New York, Revenue Refunding Bonds, Peconic Landing At Southold, Inc. Project, Series 2010, 5.875%, 12/01/30	12/20 at 100.00	BBB–	1,228,453

560	Tobacco Settlement Financing Corporation, New York, Asset-Backed Revenue Bonds, State Contingency Contract Secured, Series 2011B, 5.000%, 6/01/18	No Opt. Call	AA–	641,295

1,400	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010B, 5.000%, 9/01/20	No Opt. Call	A–	1,618,638
87,250	Total New York			89,326,174
	North Carolina – 0.8%

2,000	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008, 6.750%, 8/01/24	8/18 at 100.00	N/R	1,887,560

1,780	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 43W, 13.489%, 7/01/38 (IF) (5)	7/20 at 100.00	AAA	2,092,977

3,880	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2007A, 4.625%, 3/01/27	3/17 at 100.00	BBB	3,722,860

	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2008, Tender Option Bonds Trust 3248:
585	27.799%, 10/01/21 (IF)	10/16 at 100.00	AA+	3,064,550
1,920	27.579%, 10/01/34 (IF)	10/15 at 100.00	AA+	923,756

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C, 6.750%, 1/01/24	1/19 at 100.00	A–	1,171,030

1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	1,207,600

	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Lutheran Services for the Aging, Series 2012A:
1,000	5.000%, 3/01/37	No Opt. Call	N/R	894,300
1,000	5.000%, 3/01/42	No Opt. Call	N/R	880,100

1,580	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian Homes, Series 2006B, 5.200%, 10/01/21	10/16 at 100.00	N/R	1,599,639

1,160	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, Cape Fear Valley Health System, Series 2012A, 5.000%, 10/01/24	10/22 at 100.00	A–	1,247,302

2,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA–	2,146,720
18,905	Total North Carolina			20,838,394

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota – 0.2%

$2,585	Burleigh County, North Dakota, Health Care Revenue Refunding Bonds, St. Alexius Medical Center Project, Series 2012A, 5.000%, 7/01/38	7/22 at 100.00	BBB+	$2,543,278

2,100	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 4.000%, 12/01/27	12/21 at 100.00	A–	1,961,715
4,685	Total North Dakota			4,504,993
	Ohio – 3.0%

2,435	American Municipal Power Ohio Inc., Genoa Village, Electric System Improvement Revenue Bonds, Series 2004, 5.250%, 2/15/24 – AGC Insured	2/14 at 100.00	AA–	2,456,014

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,130	5.125%, 6/01/24	6/17 at 100.00	B–	942,827
1,420	5.875%, 6/01/30	6/17 at 100.00	B	1,134,452
3,990	5.750%, 6/01/34	6/17 at 100.00	B	3,036,989
4,145	5.875%, 6/01/47	6/17 at 100.00	B	3,102,077

	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
3,000	5.250%, 11/01/29	11/20 at 100.00	BBB+	3,042,180
2,000	5.750%, 11/01/40	11/20 at 100.00	BBB+	2,062,520

1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/23 (Pre-refunded 6/01/14) – AGM Insured	6/14 at 100.00	AA (4)	1,042,330

2,500	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/23 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	N/R (4)	2,598,250

3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/21 at 100.00	BBB	3,166,950

4,420	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Tender Option Bond Trust 4152, 18.045%, 5/01/20 (IF) (5)	No Opt. Call	Aa2	4,284,306

8,505	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A+	8,073,797

3,250	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.625%, 8/15/29	8/18 at 100.00	A3	3,391,570

700	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	BB–	727,342

5,765	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA	6,336,427

2,240	Marysville Exempted Village School District, Union County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/24 – AGM Insured	12/15 at 100.00	AA–	2,419,872

1,000	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/26	5/16 at 100.00	A2	1,023,070

1,500	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	1,488,045

3,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.375%, 4/01/30	4/20 at 100.00	BBB–	3,638,005

2,270	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	2,465,175

1,540	Ohio State, Higher Educational Facility Revenue Bonds, Baldwin-Wallace College Project, Series 2004, 5.250%, 12/01/19 (Pre-refunded 6/01/14)	6/14 at 100.00	A– (4)	1,604,526

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)

$2,640	Ross Local School District, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/28 (Pre-refunded 12/01/13) – AGM Insured	12/13 at 100.00	Aa2 (4)	$2,682,610

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,370	5.000%, 12/01/17	No Opt. Call	N/R	2,458,543
1,250	5.000%, 12/01/22	No Opt. Call	N/R	1,264,800
3,000	5.750%, 12/01/32	12/22 at 100.00	N/R	3,042,990
2,000	6.000%, 12/01/42	12/22 at 100.00	N/R	2,035,540

3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	Aa1	3,035,730

	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012:
2,000	5.000%, 12/01/27	No Opt. Call	Baa2	2,026,160
2,500	5.000%, 12/01/32	No Opt. Call	Baa2	2,455,750
78,110	Total Ohio			77,038,847
	Oregon – 0.6%

1,400	Oregon Department of Administrative Services, Certificates of Participation, Series 2009A, 5.250%, 5/01/39	5/19 at 100.00	AA	1,441,846

1,000	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42 (Alternative Minimum Tax)	1/20 at 100.00	Aaa	1,012,210

2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A, 5.000%, 11/15/21 (Pre-refunded 11/15/14)	11/14 at 100.00	AAA	2,654,375

1,140	Oregon State Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.125%, 9/01/30	9/20 at 100.00	BB+	1,159,802

7,155	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2010-20C, 5.000%, 7/01/27 (Alternative Minimum Tax)	7/20 at 100.00	AA–	7,473,398

835	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012C, 5.000%, 6/15/30	6/22 at 100.00	A1	867,699
14,030	Total Oregon			14,609,330
	Pennsylvania – 4.1%

1,125	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011, 6.750%, 11/01/31	11/21 at 100.00	BBB–	1,178,764

1,000	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A, 5.000%, 3/15/37	3/17 at 100.00	BBB	914,530

1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.125%, 1/01/29	1/19 at 100.00	BBB+	1,059,070

2,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.125%, 10/01/34	10/18 at 100.00	BBB	2,065,580

	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc – Student Housing Project at Millersville University, Series 2013:
435	4.000%, 7/01/21	No Opt. Call	BBB–	427,061
500	4.000%, 7/01/22	No Opt. Call	BBB–	480,835
250	4.000%, 7/01/23	No Opt. Call	BBB–	236,633
1,000	5.000%, 7/01/30	7/23 at 100.00	BBB–	968,890

1,350	Erie County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)	11/14 at 100.00	BBB	1,363,095

2,525	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/19 – AGM Insured	7/14 at 100.00	AA–	2,540,731

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)

$710	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38	8/20 at 100.00	AA	$746,948

940	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 17.865%, 8/01/38 (IF) (5)	8/20 at 100.00	AA	1,202,392

500	Montgomery County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, Whitemarsh Continuing Care, Series 2005, 6.250%, 2/01/35	2/15 at 100.00	N/R	490,735

	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Refunding Bonds, ACTS Retirement-Life Communities, Inc., Series 2012:
2,400	5.000%, 11/15/27	5/22 at 100.00	A–	2,430,048
1,450	5.000%, 11/15/28	5/22 at 100.00	A–	1,452,320
1,150	5.000%, 11/15/29	5/22 at 100.00	A–	1,148,011

3,990	Montgomery County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Aqua Pennsylvania, Inc. Project, Series 2007A, 5.250%, 7/01/42	7/18 at 100.00	AA–	4,029,381

5,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Allegheny Energy Supply Company LLC., Senior Lien Series 2009, 7.000%, 7/15/39	7/19 at 100.00	BBB–	5,122,100

3,115	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	10/19 at 100.00	BBB+	3,373,981

1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30	7/20 at 100.00	Baa3	1,245,504

525	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2010-110A, 4.750%, 10/01/25	10/19 at 100.00	AA+	534,518

1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 – AMBAC Insured	6/16 at 100.00	A+	1,068,344

15,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	14,305,050

480	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Global Leadership Academy Project, Series 2010, 5.750%, 11/15/30	11/20 at 100.00	BBB–	479,952

4,980	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/23 – AGM Insured	9/14 at 100.00	AA–	5,175,216

2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/30	8/20 at 100.00	BBB+	2,007,020

240	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	10/13 at 100.00	A	240,691

585	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A, 5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA–	584,965

2,380	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A2	2,622,617

8,875	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Refunding Series 2012, 5.000%, 11/01/28	No Opt. Call	A1	9,337,476

	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010:
2,400	5.000%, 2/01/30 – AGM Insured	8/20 at 100.00	AA–	2,462,688
1,500	5.000%, 2/01/35 – AGC Insured	8/20 at 100.00	AA–	1,501,755

2,430	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 9/01/16 – NPFG Insured	9/15 at 100.00	A1	2,608,872

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)

$5,200	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 11/15/28 – AGM Insured	5/15 at 100.00	Aa2	$5,467,904

3,000	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/28	6/21 at 100.00	A+	3,162,720

1,600	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Delaware County Community College, Series 2008, 5.000%, 10/01/24 – AGM Insured	4/18 at 100.00	A1	1,698,880

19,300	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2012B, 4.000%, 1/01/33	No Opt. Call	Baa3	16,810,107

	Westmoreland County Industrial Development Authority, Pennsylvania, Retirement Community Revenue Bonds, Redstone Presbyterian SeniorCare Obligated Group, Series 2005A:
1,200	5.750%, 1/01/26	1/16 at 100.00	N/R	1,205,028
1,400	5.875%, 1/01/32	1/16 at 100.00	N/R	1,392,132
105,785	Total Pennsylvania			105,142,544
	Puerto Rico – 2.2%

4,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A, 5.000%, 7/01/29	No Opt. Call	BBB	3,382,040

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
5,615	5.250%, 7/01/29 – NPFG Insured	No Opt. Call	A	5,203,027
5,255	5.250%, 7/01/30 – FGIC Insured	No Opt. Call	A	4,813,370

1,030	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 5.000%, 12/01/20	12/13 at 100.00	AA–	1,056,584

10,000	Puerto Rico Infrastructure Financing Authority, Revenue Bonds, Ports Authority Project Bonds, Series 2011B, 5.250%, 12/15/26	12/21 at 100.00	BBB–	9,187,200

	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C:
860	5.500%, 7/01/17 – AMBAC Insured	No Opt. Call	BBB+	893,695
420	5.500%, 7/01/23 – AMBAC Insured	No Opt. Call	BBB+	407,043
4,000	5.500%, 7/01/25 – AMBAC Insured	No Opt. Call	BBB+	3,797,000
1,000	5.500%, 7/01/27 – AMBAC Insured	No Opt. Call	BBB+	926,520

3,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/32	8/26 at 100.00	A+	3,553,538

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2011A-1:
1,500	5.250%, 8/01/40	8/21 at 100.00	AA–	1,443,495
1,600	5.250%, 8/01/43	8/21 at 100.00	A+	1,438,032

5,400	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C, 0.000%, 8/01/41	No Opt. Call	AA–	888,516

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
2,550	5.500%, 7/01/16 – AGM Insured	No Opt. Call	AA–	2,752,292
3,000	5.500%, 7/01/17 – AGM Insured	No Opt. Call	AA–	3,267,090
3,440	5.500%, 7/01/18 – AGM Insured	No Opt. Call	AA–	3,754,003
2,250	5.500%, 7/01/19 – AGM Insured	No Opt. Call	AA–	2,445,368

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A:
50	5.500%, 7/01/16 – NPFG Insured	No Opt. Call	A	52,254
175	5.500%, 7/01/18	No Opt. Call	BBB–	179,188
1,355	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A	1,366,531
140	5.500%, 7/01/20 – NPFG Insured	No Opt. Call	A	139,042
50	5.500%, 7/01/21 – NPFG Insured	No Opt. Call	A	49,103
125	5.500%, 7/01/29	No Opt. Call	BBB–	112,939

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)

$155	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1999, 5.250%, 7/01/18	No Opt. Call	AA	$157,037

1,360	Puerto Rico, General Obligation Bonds, Public Improvement Series 2002A, 5.500%, 7/01/19 – FGIC Insured	No Opt. Call	BBB–	1,371,574

3,640	Puerto Rico, General Obligation Bonds, Public Improvement, Refunding Series 2012A, 5.000%, 7/01/21	No Opt. Call	BBB–	3,460,402
62,720	Total Puerto Rico			56,096,883
	Rhode Island – 0.1%

190	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.650%, 7/01/15 – NPFG Insured	1/14 at 100.00	A	190,745

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
1,855	6.125%, 6/01/32	10/13 at 100.00	BBB+	1,856,632
1,360	6.250%, 6/01/42	10/13 at 100.00	BBB–	1,361,197
3,405	Total Rhode Island			3,408,574
	South Carolina – 0.3%

700	Georgetown County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company, Senior Lien Series 2005A, 5.550%, 12/01/29 (Alternative Minimum Tax)	12/15 at 100.00	BBB	719,026

480	Greenville, South Carolina, Hospital Facilities Revenue Bonds, Series 1990, 6.000%, 5/01/20	No Opt. Call	AA–	560,414

2,105	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series 2004A, 5.250%, 8/15/23 (Pre-refunded 8/15/14) – NPFG Insured	8/14 at 100.00	A (4)	2,213,344

1,235	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2006C-2, 5.500%, 7/01/37 – AGM Insured (Alternative Minimum Tax)	7/16 at 100.00	Aa1	1,303,086

1,250	South Carolina JOBS Economic Development Authority, Hospital Facilities Revenue Bonds, Palmetto Health Alliance, Series 2003A, 6.125%, 8/01/23 (Pre-refunded 9/14/13)	9/14 at 100.00	BBB+ (4)	1,255,175

2,000	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series 2008A, 5.375%, 1/01/28	1/19 at 100.00	AA–	2,220,900
7,770	Total South Carolina			8,271,945
	South Dakota – 0.7%

2,500	Rapid City, South Dakota, Airport Customer Facility Charge Revenue Bonds, Recovery Zone Facility Bond Series 2010B, 7.000%, 12/01/30	12/20 at 102.00	N/R	2,677,325

1,000	Rapid City, South Dakota, Airport Revenue Refunding Bonds, Passenger Facility Charge Supported, Series 2011A, 7.000%, 12/01/35	12/19 at 100.00	Baa2	1,067,650

1,400	South Dakota Economic Development Finance Authority, Economic Development Revenue Bonds, Davis Family Sodak, LLC Wastewater Project, Pooled Loan Program, Series 2004A, 6.000%, 4/01/29 (Alternative Minimum Tax)	4/14 at 100.00	A+	1,434,300

2,000	South Dakota Economic Development Finance Authority, Economic Development Revenue Bonds, Spearfish Products Project, Pooled Loan Program, Series 2008A, 5.875%, 4/01/28 (Alternative Minimum Tax)	4/16 at 100.00	A+	2,154,880

1,850	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Series 2012A, 5.000%, 7/01/42	7/21 at 100.00	AA–	1,823,471

6,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2008, 5.500%, 8/01/38 – AGC Insured	8/18 at 100.00	AA	7,248,083

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Dakota (continued)

$750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006, 5.000%, 9/01/31	9/14 at 100.00	A	$718,530

330	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community, Series 2012, 4.000%, 9/01/24	9/20 at 100.00	A	324,809
16,580	Total South Dakota			17,449,048
	Tennessee – 1.0%

3,670	Blount County Public Building Authority, Tennessee, Local Government Public Improvement Loan Bonds, Washington County, Series 2007B-12-A, 4.375%, 6/01/35 – SYNCORA GTY Insured	6/19 at 100.00	Aa2	3,676,349

	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D:
510	6.000%, 10/01/23	10/18 at 100.00	AA–	594,798
1,500	6.125%, 10/01/28	10/18 at 100.00	AA–	1,707,330

3,000	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.625%, 10/01/39	10/19 at 100.00	N/R	3,132,780

1,000	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	A	1,096,170

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
720	5.000%, 7/01/16	No Opt. Call	BBB+	782,705
755	5.000%, 7/01/17	7/16 at 100.00	BBB+	813,067
4,680	5.500%, 7/01/36	7/16 at 100.00	BBB+	4,777,531

135	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Goodwill Village Apartments, Series 2010A, 5.500%, 12/01/30	12/20 at 100.00	A–	131,605

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
1,440	5.000%, 11/01/26	11/21 at 100.00	BBB+	1,484,208
1,000	5.000%, 11/01/27	11/21 at 100.00	BBB+	1,021,160
250	5.000%, 11/01/28	11/21 at 100.00	BBB+	253,355
255	5.000%, 11/01/29	11/21 at 100.00	BBB+	255,836
245	5.000%, 11/01/30	11/21 at 100.00	BBB+	244,419
705	5.000%, 11/01/31	11/21 at 100.00	BBB+	694,989

1,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A, 5.000%, 10/01/39	10/19 at 100.00	AA+	1,045,220

800	Shelby County, Tennessee, General Obligation Bonds, Public Improvement & School Refunding Series 2009A, 5.000%, 4/01/20	4/19 at 100.00	AA+	929,936

200	Shelby County, Tennessee, General Obligation Bonds, Public Improvement & School Refunding Series 2009A, 5.000%, 4/01/20 (Pre-refunded 4/01/19)	4/19 at 100.00	Aa1 (4)	237,774

2,000	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement anf Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA–	2,113,320

1,000	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/37 (6)	11/17 at 100.00	N/R	2,490

1,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	A	1,102,730
25,865	Total Tennessee			26,097,772

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas – 10.3%

$5,280	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 – AGM Insured	8/19 at 100.00	AA–	$5,471,928

1,385	Board of Regents of the Texas Tech University System, Revenue Financing System Refunding and Improvement Bonds, Fourteenth Series 2012A, 5.000%, 8/15/37	8/21 at 100.00	AA+	1,438,835

3,635	Brazos County Health Facilities Development Corporation, Texas, Franciscan Services Corporation Obligated Group-St Joseph Regional, Revenue Bonds, Series 2008, 5.000%, 1/01/23	7/18 at 100.00	A–	3,806,427

2,315	Brownsville, Texas, Utility System Revenue Bonds, Refunding Series 2008, 5.000%, 9/01/27 – AGM Insured	No Opt. Call	AA–	2,460,382

3,500	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding Series 2010, 5.000%, 7/01/19	7/17 at 100.00	A+	3,895,780

1,745	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/25	1/20 at 100.00	Baa2	1,924,561

3,400	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46	1/21 at 100.00	Baa2	3,656,156

	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012:
2,745	5.000%, 8/15/32	8/22 at 100.00	BBB	2,593,503
2,750	5.000%, 8/15/42	8/22 at 100.00	BBB	2,463,945

2,100	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A, 8.750%, 2/15/28	2/18 at 100.00	BBB–	2,312,877

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2011C:
3,500	5.000%, 11/01/24	11/20 at 100.00	A+	3,766,385
1,500	5.000%, 11/01/25	11/20 at 100.00	A+	1,586,235

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B:
1,775	5.000%, 11/01/18	No Opt. Call	A+	2,046,859
4,355	5.000%, 11/01/35	11/20 at 100.00	A+	4,354,652

1,460	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38	2/18 at 100.00	BB+	1,414,419

2,700	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa3	2,391,120

4,425	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa3	3,852,228

500	Fort Bend Independent School District, Fort Bend County, Texas, General Obligation Bonds, Refunding Series 1994, 5.000%, 2/15/14 (ETM)	No Opt. Call	AAA	513,045

6,500	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Series 2012C, 5.000%, 7/01/32	7/22 at 100.00	BBB+	6,168,110

1,075	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	BB+	1,038,977

1,030	Harris County Cultural Education Facilities Finance Corporation, Texas, Medical Facilities Revenue Refunding Bonds, Baylor College of Medicine, Series 2012A, 4.000%, 11/15/32	11/22 at 100.00	A–	896,461

3,045	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	Baa3	2,940,739

2,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2008B, 7.250%, 12/01/35 (Pre-refunded 12/01/18)	12/18 at 100.00	A+ (4)	2,600,480

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

$5,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 – NPFG Insured	2/17 at 100.00	A	$5,106,350

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G:
5,000	5.250%, 11/15/21 – NPFG Insured	10/13 at 100.00	A	5,011,800
6,500	5.250%, 11/15/22 – NPFG Insured	10/13 at 100.00	A	6,424,730
7,800	5.250%, 11/15/30 – NPFG Insured	10/13 at 100.00	A	7,661,160
2,500	5.375%, 11/15/41 – NPFG Insured	10/13 at 100.00	A	2,407,000

3,000	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010, 5.250%, 7/01/28	7/20 at 100.00	BBB+	3,019,740

7,560	Houston Community College System, Texas, General Obligation Bonds, Refunding Series 2011, 5.000%, 2/15/22	2/21 at 100.00	AA+	8,736,109

1,955	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.250%, 9/01/28	9/21 at 100.00	A2	2,001,451

1,270	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011A, 5.000%, 7/01/25 (Alternative Minimum Tax)	7/21 at 100.00	A+	1,346,149

1,500	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series Series 2012B, 5.000%, 7/01/32	7/22 at 100.00	A+	1,554,525

2,635	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Series 2008A, 5.250%, 2/15/22 – AGC Insured	2/18 at 100.00	Aa2	2,993,887

10,720	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company – Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (Alternative Minimum Tax)	11/22 at 100.00	BBB–	10,528,541

	Lubbock Educational Facilities Authority, Texas, Revenue Bonds, Lubbock Christian University, Refunding & Improvment Series 2007:
1,000	5.125%, 11/01/27	11/17 at 100.00	BBB	1,017,600
2,500	5.250%, 11/01/37	11/17 at 100.00	BBB	2,487,900

1,190	Mansfield, Texas, General Obligation Bonds, Series 2004A, 5.250%, 2/15/25 (Pre-refunded 2/15/14) – AMBAC Insured	2/14 at 100.00	AA (4)	1,222,582

5,000	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1, 4.000%, 6/01/30	6/23 at 100.00	A–	4,487,900

8,000	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-2, 4.000%, 6/01/30	6/23 at 100.00	A–	7,180,640

1,780	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%, 12/15/36 – AGM Insured	12/21 at 100.00	AA–	1,798,085

1,000	North Texas Municipal Water District, Water System Revenue Bonds, Refunding & Improvement Series 2012, 5.000%, 9/01/26	3/22 at 100.00	AAA	1,114,280

4,500	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Variable Rate Demand Series 2008-E3, 5.750%, 1/01/38 (Mandatory put 1/01/16)	No Opt. Call	A2	4,989,060

2,000	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F, 5.750%, 1/01/33 (UB) (5)	1/18 at 100.00	A3	2,115,440

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D:
10,000	5.250%, 9/01/27	9/21 at 100.00	AA	11,012,900
4,000	5.000%, 9/01/32	9/21 at 100.00	AA	4,214,480

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
2,000	5.500%, 9/01/41	9/21 at 100.00	AA	2,145,400
10,880	0.000%, 9/01/45	9/31 at 100.00	AA	7,963,290

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

$8,000	North Texas Tollway Authority, System First Tier Revenue Refunding Bonds, Series 2012C, 1.950%, 1/01/38 (Mandatory put 1/01/19)	No Opt. Call	A2	$7,877,760

3,000	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.000%, 1/01/28	1/19 at 100.00	A2	3,387,570

2,000	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Series 2010D-1, 5.000%, 10/01/30	10/20 at 100.00	AAA	2,188,620

1,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center, Series 2004, 6.000%, 12/01/34	12/13 at 100.00	A+	1,012,840

525	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007, 5.500%, 8/01/27	No Opt. Call	A	558,994

10,000	San Antonio, Texas, Electric and Gas Revenue Bonds, Refunding Series 2009A, 5.250%, 2/01/25	2/19 at 100.00	Aa1	11,304,000

4,000	San Antonio, Texas, Electric and Gas Revenue Bonds, Series 2008, 5.000%, 2/01/25	2/18 at 100.00	Aa1	4,507,520

	San Marcos, Texas, General Obligation Bonds, Series 2008:
1,000	5.000%, 8/15/25 – AGM Insured	8/17 at 100.00	Aa2	1,076,680
1,000	5.000%, 8/15/27 – AGM Insured	8/17 at 100.00	Aa2	1,058,110

1,000	San Marcos, Texas, Waterworks and Wastewater System Revenue Bonds, Series 2008, 5.000%, 8/15/26 – AGM Insured	8/17 at 100.00	Aa2	1,041,790

9,030	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University, Series 2009, 5.000%, 10/01/36	10/19 at 100.00	AA–	9,478,430

1,600	Tarrant County Cultural and Educational Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Series 2006A, 6.000%, 11/15/26	11/16 at 100.00	N/R	1,618,576

940	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45	8/20 at 100.00	AA–	966,179

790	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 5.625%, 12/15/17	No Opt. Call	A–	865,445

5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/32	No Opt. Call	A3	4,743,750

7,800	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/40	6/20 at 100.00	Baa3	8,883,030

845	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	949,231

1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured	8/17 at 100.00	BBB	929,960

1,750	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust 3479, 18.206%, 2/01/17 (IF)	No Opt. Call	Aaa	2,070,740

20,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/17 – AMBAC Insured	No Opt. Call	A–	18,307,200

	Travis County Health Facilities Development Corporation, Texas, Reitrement Facility Revenue Bonds, Querencia Barton Creek, Series 2005:
1,300	5.500%, 11/15/25	11/15 at 100.00	N/R	1,305,980
4,100	5.650%, 11/15/35	11/15 at 100.00	N/R	4,001,190

750	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.000%, 11/01/30	11/20 at 100.00	BB+	840,203

2,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33	7/17 at 100.00	Baa1	1,918,340

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

$500	Uptown Development Authority, Houston, Texas, Tax Increment Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 5.250%, 9/01/24	9/19 at 100.00	BBB	$526,535
260,940	Total Texas			263,553,776
	Utah – 0.5%

	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012:
905	5.600%, 7/15/22	No Opt. Call	BB+	900,575
850	6.300%, 7/15/32	7/22 at 100.00	BB+	825,826

1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Navigator Pointe Academy Project, Series 2010A, 5.625%, 7/15/40	7/20 at 100.00	BBB	1,002,530

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster Academy, Series 2008A:
465	6.250%, 6/15/28	6/17 at 100.00	N/R	440,425
950	6.500%, 6/15/38	6/17 at 100.00	N/R	881,695

1,250	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 6.250%, 7/15/30	7/20 at 100.00	BBB–	1,274,625

1,135	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.375%, 7/15/40	7/20 at 100.00	BBB–	1,146,361

	Utah State Charter School Finance Authority, Revenue Bonds, George Washington Academy Project, Series 2011A:
2,135	7.750%, 7/15/31	7/21 at 100.00	BB+	2,277,511
3,520	8.000%, 7/15/41	7/21 at 100.00	BB+	3,798,502
12,210	Total Utah			12,548,050
	Vermont – 0.2%

1,000	Vermont Economic Development Authority, Mortgage Revenue Bonds, Wake Robin Corporation Project, Refunding Series 2006A, 5.250%, 5/01/26	5/16 at 100.00	N/R	988,030

	Vermont Educational and Health Buildings FInancing Agency, Revenue Bonds, Vermont Law School Project, Series 2011A:
1,815	6.125%, 1/01/28	1/21 at 100.00	Baa2	1,931,487
1,000	6.250%, 1/01/33	1/21 at 100.00	Baa2	1,056,640
3,815	Total Vermont			3,976,157
	Virgin Islands – 0.1%

500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	10/19 at 100.00	Baa3	514,195

2,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	2,749,923
2,980	Total Virgin Islands			3,264,118
	Virginia – 1.1%

805	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Berkeley Apartments, Series 2000, 5.850%, 12/01/20 (Alternative Minimum Tax)	11/13 at 100.00	AA+	806,650

	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Series 2012A:
1,000	4.000%, 7/15/20	No Opt. Call	BBB	1,047,140
900	5.000%, 7/15/21	No Opt. Call	BBB	990,936
930	5.000%, 7/15/22	No Opt. Call	BBB	1,021,224
1,720	4.000%, 7/15/24	7/22 at 100.00	BBB	1,687,079

3,745	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appriciation Series 2009B-2, 0.000%, 10/01/31 – AGC Insured	No Opt. Call	AA–	1,358,611

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)

$2,000	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds, Refunding Bonds, Series 2011C, 5.000%, 10/01/26 (Alternative Minimum Tax)	10/21 at 100.00	AA–	$2,126,600

4,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	B2	2,765,840

1,000	Virginia Small Business Financing Authority, Revenue Bonds Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC Project, Series 2009, 9.000%, 7/01/39 (Pre-refunded 7/01/14)	7/14 at 102.00	N/R (4)	1,092,080

7,000	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 7/01/34 (Alternative Minimum Tax)	1/22 at 100.00	BBB–	6,240,570

	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
3,515	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	3,328,213
6,490	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	6,032,974
33,105	Total Virginia			28,497,917
	Washington – 2.8%

6,220	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Refunding Series 2011, 5.250%, 1/01/31	1/21 at 100.00	A+	6,463,451

175	Franklin County Public Utility District 1, Washington, Electric Revenue Refunding Bonds, Series 2002, 5.625%, 9/01/20 – NPFG Insured	9/13 at 100.00	A1	175,740

960	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2009-14A&B, 19.703%, 6/01/34 (IF) (5)	6/19 at 100.00	AA	1,205,453

2,450	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	2,491,356

	King County, Washington, General Obligation Sewer Bonds, Series 2005:
5,115	5.000%, 1/01/35 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	Aa1 (4)	5,451,925
1,885	5.000%, 1/01/35 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	AAA	2,009,165

2,335	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 13.501%, 7/01/32 – AGM Insured (IF) (5)	7/17 at 100.00	AA+	2,567,636

1,540	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	1,777,915

	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Regional Health, Improvement & Refunding Series 2013A:
750	5.000%, 12/01/20	No Opt. Call	Baa2	817,778
290	5.000%, 12/01/21	No Opt. Call	Baa2	310,874
9,000	5.000%, 12/01/37	12/23 at 100.00	Baa2	8,382,510

2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A	2,049,800

3,535	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30	12/20 at 100.00	Baa3	3,477,486

	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012:
2,775	5.000%, 12/01/27	12/21 at 100.00	Baa3	2,715,782
2,435	5.000%, 12/01/42	12/21 at 100.00	Baa3	2,147,743

2,315	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Tender Option Bond Trust 3295, 18.155%, 4/01/20 (IF) (5)	No Opt. Call	AA	2,188,601

1,000	Washington Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012, 5.000%, 10/01/27	4/22 at 100.00	Baa1	1,022,160

600	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series 1989B, 7.125%, 7/01/16	No Opt. Call	Aa1	708,228

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
$2,000	6.250%, 7/01/24	7/19 at 100.00	Baa3	$2,162,700
2,000	7.000%, 7/01/39	7/19 at 100.00	Baa3	2,156,440

3,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.375%, 10/01/29	No Opt. Call	Baa1	3,068,430

	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013:
1,100	5.000%, 7/01/28	7/23 at 100.00	A–	1,073,413
2,300	5.000%, 7/01/33	7/23 at 100.00	A–	2,165,749

2,340	Washington State Housing Finance Commission, Reveeue Bonds, Riverview Retirement Community Refunding, Series 2012, 5.000%, 1/01/48	No Opt. Call	BBB–	1,952,402

	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002:
2,965	6.500%, 6/01/26	10/13 at 100.00	A3	2,997,170
660	6.625%, 6/01/32	10/13 at 100.00	Baa1	668,032

5,000	Washington State, Federal Highway Grant Anticipation Revenue Bonds, Garvee – SR 520 Corridor Program, Series 2012F, 5.000%, 9/01/24	9/22 at 100.00	AA	5,608,000

3,335	Washington State, General Obligation Bonds, Tender Option Bond Trust 1121, 13.537%, 7/01/14 – AGM Insured (IF)	No Opt. Call	AA+	4,569,584
70,080	Total Washington			72,385,523
	West Virginia – 0.1%

500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Financing District, Series 2007A, 5.850%, 6/01/34	6/17 at 100.00	N/R	508,055

1,020	West Virginia Hospital Finance Authority , Hospital Revenue Bonds, Charleston Area Medical Center, Series 2009A, 5.625%, 9/01/32	9/19 at 100.00	A3	1,056,006

1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008, 6.500%, 10/01/28	10/18 at 100.00	N/R	1,004,660
2,520	Total West Virginia			2,568,721
	Wisconsin – 3.3%

2,760	Manitowoc, Wisconsin, Power System Revenue Bonds, Series 2004, 5.000%, 10/01/23 – FGIC Insured	10/14 at 100.00	A1	2,893,474

5,000	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2010, 144A, 6.500%, 2/01/31	2/19 at 102.00	AA–	5,377,900

	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,610	6.000%, 12/01/32	No Opt. Call	N/R	1,428,199
5,000	6.250%, 12/01/42	No Opt. Call	N/R	4,373,400

	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A:
395	5.500%, 10/01/22	No Opt. Call	NA	383,087
375	6.000%, 10/01/32	10/22 at 100.00	NA	347,619

2,000	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	A1	2,494,758

1,955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.250%, 4/15/24	4/20 at 100.00	A	2,069,150

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beaver Dam Community Hospitals Inc., Series 2004A, 6.750%, 8/15/34 (Pre-refunded 8/15/14)	8/14 at 100.00	N/R (4)	2,134,798

1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39	6/20 at 100.00	Baa2	1,294,835

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)

$3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series 2004, 5.750%, 5/01/29	5/14 at 100.00	BBB+	$3,071,068

13,950	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A+	13,990,314

1,490	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Howard Young Health Care, Inc., Refunding Series 2012, 5.000%, 8/15/27	8/22 at 100.00	BBB+	1,498,864

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
1,000	4.250%, 2/15/32	2/22 at 100.00	A–	878,598
1,485	5.000%, 2/15/40	2/22 at 100.00	A–	1,441,428

20,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A2	19,890,000

7,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32	8/22 at 100.00	A+	7,073,428

595	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/39	2/19 at 100.00	A+	647,703

1,800	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/32 (Pre-refunded 2/18/14)	2/14 at 100.00	A+ (4)	1,862,764

5,185	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013, 5.000%, 8/15/43	8/23 at 100.00	A–	4,874,624

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Tender Option Bond Trust 2113, 14.442%, 8/15/33 (Pre-refunded 8/15/13) (9) (IF)	8/13 at 100.00	A– (4)	2,500,000

2,535	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/30	8/16 at 100.00	A–	2,539,891

1,765	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A, 5.000%, 7/01/30 – AMBAC Insured	7/15 at 100.00	A1	1,855,701
84,625	Total Wisconsin			84,921,603
	Wyoming – 0.7%

2,000	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39	7/19 at 100.00	A1	2,115,380

4,500	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.350%, 9/15/31	3/21 at 100.00	A3	4,802,985

1,000	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006, 5.250%, 7/15/26	8/19 at 100.00	A2	1,067,680

	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center Project, Series 2011B:
800	5.500%, 12/01/27	12/21 at 100.00	BBB	830,056
2,500	6.000%, 12/01/36	12/21 at 100.00	BBB	2,658,850

3,650	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 7.000%, 6/01/40	6/21 at 100.00	BBB	4,034,601

	Wyoming Community Development Authority, Housing Revenue Bonds, 2013 Series 1:
1,330	2.050%, 12/01/18 (Alternative Minimum Tax)	No Opt. Call	AA+	1,319,879
1,185	2.400%, 12/01/19 (Alternative Minimum Tax)	No Opt. Call	AA+	1,163,611
16,965	Total Wyoming			17,993,042
$2,668,109	Total Municipal Bonds (cost $2,516,684,420)			2,555,654,050

44	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$128	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/19	N/R	$31,926

37	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	3.000%	7/15/55	N/R	7,372
$165	Total Corporate Bonds (cost $4,829)				39,298
	Total Investments (cost $2,516,689,249)				2,555,693,348
	Floating Rate Obligations – (0.7)%				(18,520,000)
	Other Assets Less Liabilities – 1.1%				29,837,667
	Net Assets – 100%				$2,567,011,015

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$2,553,154,050	$2,500,000	$2,555,654,050
Corporate Bonds	—	—	39,298	39,298
Total	$—	$2,553,154,050	$2,539,298	$2,555,693,348

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $2,498,558,295.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$116,416,944
Depreciation	(77,801,908)
Net unrealized appreciation (depreciation) of investments	$38,615,036

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen All-American Municipal Bond Fund (continued)

July 31, 2013

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, 2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.750% to 2.300%.
(8)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875% to 2.350%.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(10)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an interest rate of 5.500% maturing on July 15, 2019 and the second with an interest rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
WI/DD	Investment or portion of Investment, purchased on a when-issued or delay delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

46	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Municipal Bond Fund

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alabama – 0.3%

$275	Birmningham Airport Authority, Alabama, Airport Revenue Bonds, Series 2010, 6.000%, 7/01/23 – AGM Insured	7/20 at 100.00	AA–	$316,451
	Arizona – 3.1%

250	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	Baa2	236,283

500	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/19	No Opt. Call	BBB+	562,740

345	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium Facility Project, Series 2012A, 5.000%, 7/01/25	7/22 at 100.00	A1	372,134

130	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/15 – AGM Insured	No Opt. Call	AA	140,794

1,110	Pima County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, San Juan Porject, Series 2009A, 4.950%, 10/01/20	No Opt. Call	Baa2	1,185,780

400	Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A, 5.000%, 7/01/21	No Opt. Call	AA–	461,032

10	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2003, 5.000%, 12/01/18 – NPFG Insured	12/13 at 100.00	Aa2	10,152

75	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.250%, 12/01/19	No Opt. Call	A–	84,631
2,820	Total Arizona			3,053,546
	Arkansas – 0.1%

50	North Little Rock, Arkansas, Electric Revenue Refunding Bonds, Series 1992A, 6.500%, 7/01/15 – NPFG Insured (ETM)	No Opt. Call	A (4)	53,778
	California – 7.9%

305	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 5.300%, 10/01/23 – AMBAC Insured	No Opt. Call	BBB+	328,522

425	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010L, 5.000%, 5/01/16	No Opt. Call	AA	474,360

285	California Department of Water Resources, Power Supply Revenue Bonds, Series 2011N, 5.000%, 5/01/21	No Opt. Call	AA	336,528

165	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008H, 5.125%, 7/01/22	7/15 at 100.00	A	177,152

120	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange County, Series 2009A, 5.750%, 11/01/18	No Opt. Call	A	142,622

850	California Municipal Finance Authority, Revenue Bonds, University of San Diego, Refunding Series 2012A, 5.000%, 10/01/31	No Opt. Call	A2	884,179

30	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 1993E, 5.500%, 6/01/15	No Opt. Call	A2	31,455

210	California Statewide Communities Development Authority, Insured Revenue Refunding Bonds, Rady Children’s Hospital of San Diego, Series 2006A, 5.000%, 8/15/23 – NPFG Insured	8/16 at 100.00	A+	223,171

130	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22	7/15 at 100.00	BBB–	136,743

1,000	Chabot-Las Positas Community College District, California, General Obligation Bonds, 2016 Crossover Refunding Series 2013, 5.000%, 8/01/25	8/23 at 100.00	Aa3	1,113,220

500	El Camino Community College District, California, General Obligation Bonds, Election of 2002 Series 2012C, 0.000%, 8/01/21	No Opt. Call	Aa1	391,930

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$200	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.750%, 1/15/40 – NPFG Insured	1/14 at 100.00	A	$194,178

525	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013A, 5.000%, 6/01/21	No Opt. Call	A2	594,316

1,000	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 5.000%, 6/01/21	6/17 at 100.00	B	984,980

50	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2010A, 5.000%, 5/15/31	5/20 at 100.00	AA	52,189

175	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 5.000%, 1/01/21 (Alternative Minimum Tax)	No Opt. Call	A	193,697

80	Madera County, California, Certificates of Participation, Valley Children’s Hospital Project, Series 1995, 5.750%, 3/15/28 – NPFG Insured	9/13 at 100.00	A	80,057

100	Port of Oakland, California, Revenue Refunding Bonds, Series 2011-O, 5.000%, 5/01/21 (Alternative Minimum Tax)	No Opt. Call	A+	112,001

800	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/25	8/22 at 100.00	N/R	818,040

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
585	0.000%, 1/15/22 – NPFG Insured	No Opt. Call	A	368,234
45	0.000%, 1/15/26 – NPFG Insured	No Opt. Call	A	21,758

170	Ventura County Public Financing Authority, California, Lease Revenue Bonds Series 2013A, 5.000%, 11/01/24	11/22 at 100.00	AA	188,219
7,750	Total California			7,847,551
	Colorado – 6.5%

300	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2013A, 5.000%, 3/01/22	No Opt. Call	Aa2	344,136

555	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012A, 5.000%, 11/15/22 (Alternative Minimum Tax)	No Opt. Call	A+	612,121

150	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2006, 5.250%, 12/01/22 – SYNCORA GTY Insured	11/16 at 100.00	BBB–	159,023

1,000	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, Stapleton Senior Refunding Series 2013A-1, 5.000%, 12/01/23	12/22 at 100.00	A–	1,103,350

1,000	Denver West Metropolitan District, Jefferson County, Colorado, General Obligation Refunding Bonds, Series 2012A, 4.000%, 12/01/20 – AGM Insured	No Opt. Call	AA–	1,085,000

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
525	0.000%, 9/01/21 – NPFG Insured	No Opt. Call	A	375,774
10	0.000%, 9/01/26 – NPFG Insured	No Opt. Call	A	5,076

1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/20 – NPFG Insured	No Opt. Call	A	766,640

100	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007A-1, 5.250%, 9/01/16 – NPFG Insured	No Opt. Call	A	108,176

1,250	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/19	No Opt. Call	N/R	1,335,775

500	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 5.250%, 7/15/24	7/20 at 100.00	Baa3	536,675
6,390	Total Colorado			6,431,746

48	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut – 0.2%

$190	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 1999B, 1.550%, 11/15/29 (Mandatory put 2/01/17)	No Opt. Call	AA+	$190,084
	District of Columbia – 1.9%

1,250	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013, 4.000%, 10/01/23	10/22 at 100.00	BBB–	1,131,713

155	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	165,757

100	District of Columbia, Income Tax Secured Revenue Bonds, Series 2009D, 5.000%, 12/01/16	No Opt. Call	AAA	113,798

250	District of Columbia, Revenue Bonds, Association of Amercian Medical Colleges, Series 2011A, 5.000%, 10/01/24	10/23 at 100.00	A+	274,703

140	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds, Senior Lien Refunding Series 2007A, 5.000%, 10/01/16 – AMBAC Insured	No Opt. Call	A1	155,291
1,895	Total District of Columbia			1,841,262
	Florida – 7.3%

520	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/22	No Opt. Call	A+	573,752

240	Florida Hurricane Catastrophe Fund, Financial Corporation Revenue Bonds, Series 2010A, 5.000%, 7/01/15	No Opt. Call	AA	259,207

1,000	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013, 5.000%, 11/15/26 (Alternative Minimum Tax)	5/23 at 100.00	N/R	929,130

115	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	A–	117,473

1,000	Jacksonville, Florida, Capital Improvement Refunding Revenue Bonds, Series 2012, 4.000%, 10/01/19	No Opt. Call	AA	1,113,470

500	Jacksonville, Florida, Special Revenue Bonds, Series 20120C, 5.000%, 10/01/22	No Opt. Call	Aa2	582,985

15	Lake County School District, Florida, Sales Tax Revenue Bonds, Series 2004, 5.000%, 10/01/15 – AMBAC Insured	10/14 at 100.00	A+	15,762

	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013:
1,000	3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	923,020
835	4.200%, 12/15/25 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	732,287

450	Miami, Florida, Limited Ad Valorem Tax Bonds, Homeland Defense / Neighborhood Capital Improvement Project, Series 2009, 5.000%, 1/01/19	No Opt. Call	A3	480,510

620	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012, 5.000%, 7/01/22	No Opt. Call	AA	709,088

100	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional Healthcare System, Series 1996C, 6.250%, 10/01/21 – NPFG Insured	No Opt. Call	A	119,147

500	Saint Lucie County School Board, Florida, Refunding Certificates of Participation, Florida Master Lease Program, Series 2013A, 5.000%, 7/01/24	7/23 at 100.00	Aa3	551,570

100	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A, 5.000%, 9/01/21	No Opt. Call	A+	114,335
6,995	Total Florida			7,221,736

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia – 2.5%

$150	Atlanta, Georgia, Airport General Revenue Bonds, Series 2012C, 5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	A+	$166,277

150	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007, 5.250%, 12/01/21 – AGC Insured	12/17 at 100.00	AA–	159,504

150	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	173,909

35	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	7/15 at 100.00	A–	37,193

500	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, First Series 2012, 1.750%, 12/01/49 (Mandatory put 6/01/17)	No Opt. Call	A+	500,865

	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series 1993:
120	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	A	127,801
60	5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	A	64,987

55	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/19	12/14 at 100.00	BB–	55,003

200	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A, 5.250%, 10/01/41	10/21 at 100.00	Aa3	206,690

80	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z, 5.500%, 1/01/20 – FGIC Insured	No Opt. Call	A+	86,396

996	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2011A-1, 4.600%, 7/01/26	No Opt. Call	N/R	818,724

100	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series Series 2012A, 5.250%, 10/01/27	10/21 at 100.00	Baa2	102,970
2,596	Total Georgia			2,500,319
	Guam – 0.7%

640	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA–	724,147
	Idaho – 0.1%

95	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B, 6.000%, 12/01/23	12/18 at 100.00	AA	111,140
	Illinois – 7.5%

295	Chicago Public Building Commission, Illinois, General Obligation Lease Certificates, Chicago Board of Education, Series 1999B, 5.250%, 12/01/18 – FGIC Insured	No Opt. Call	A	336,471

65	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.125%, 1/01/26 – AGM Insured (Alternative Minimum Tax)	10/13 at 100.00	AA–	65,198

280	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A, 5.500%, 1/01/30 – NPFG Insured	No Opt. Call	A+	305,754

270	Cook County, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 11/15/17 (5)	No Opt. Call	AA	307,962

500	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/21	No Opt. Call	A–	556,170

335	Illinois Finance Authority, Revenue Bonds, Alexian Brothers Health System, Refunding Series 2005B, 5.250%, 1/01/22 – AGM Insured	4/18 at 100.00	A2	362,845

325	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2012A, 5.000%, 3/01/22	No Opt. Call	A+	369,265

740	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB–	758,130

100	Illinois Finance Authority, Revenue Bonds, Trinity Health Credit Group, Series 2011-IL, 4.000%, 12/01/21	No Opt. Call	AA	105,908

50	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

$110	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series 2002, 6.250%, 1/01/17	10/13 at 100.00	Baa2	$110,439

500	Illinois State Department of Employment Security, Unemployment Insurance Fund Building Receipts Revenue Bonds, Series 2012B, 5.000%, 12/15/17	12/16 at 100.00	AA+	564,450

	Illinois State, General Obligation Bonds, Refunding Series 2012:
685	5.000%, 8/01/21	No Opt. Call	A–	742,485
50	5.000%, 8/01/25	8/22 at 100.00	A–	51,510

130	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/17	1/16 at 100.00	A–	139,250

240	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 1993A, 0.010%, 6/15/17 – FGIC Insured	No Opt. Call	A	222,955

180	Northern Illinois Municipal Power Agency, Power Project Revenue Bonds, Prairie State Project, Series 2007A, 5.000%, 1/01/19 – NPFG Insured	1/18 at 100.00	A2	200,858

485	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.000%, 6/01/19	No Opt. Call	A	548,414

210	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2011A, 5.000%, 6/01/19 – AGM Insured	No Opt. Call	AA	242,947

1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA–	687,080

1,500	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2013B, 0.000%, 1/01/28	No Opt. Call	Aa2	744,975
8,000	Total Illinois			7,423,066
	Indiana – 3.2%

965	Indiana Finance Authority, Educational Facilities Refunding Revenue Bonds, Butler University Project, Series 2012A, 5.000%, 2/01/26	2/22 at 100.00	BBB+	999,045

500	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/24	5/23 at 100.00	A	532,460

290	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Series 2011N, 5.000%, 3/01/25	3/21 at 100.00	AA–	306,115

500	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Series 2012A, 5.000%, 5/01/22	No Opt. Call	A+	560,160

460	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB	497,660

100	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011A, 5.250%, 10/01/23	10/21 at 100.00	AA	113,606

100	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 1/01/20 – NPFG Insured	No Opt. Call	A+	117,164
2,915	Total Indiana			3,126,210
	Iowa – 2.2%

1,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.000%, 12/01/19	No Opt. Call	BB–	980,280

1,000	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg College, Series 2005A, 5.000%, 10/01/23	10/13 at 100.00	BB	981,970

215	Iowa State, Special Obligation Bonds, I-Jobs Program, Series 2009A, 5.000%, 6/01/18	No Opt. Call	AA	249,594
2,215	Total Iowa			2,211,844
	Kansas – 3.3%

75	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2011F, 5.000%, 11/15/21	No Opt. Call	A2	83,537

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)

$600	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A, 5.000%, 12/01/19	No Opt. Call	Baa1	$659,814

550	Kansas Turnpike Authority, Revenue Bonds, Series 2012A, 5.000%, 9/01/22 – AGM Insured	9/20 at 100.00	AA–	628,375

1,025	Wyandotte County/Kansas City Unified Government Board of Utilities, Kansas, Utility System Revenue Bonds, Series 2012B, 5.000%, 9/01/23	No Opt. Call	A+	1,147,662

1,225	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	BBB+	791,816
3,475	Total Kansas			3,311,204
	Kentucky – 1.8%

125	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A, 5.500%, 6/01/21	6/20 at 100.00	BBB+	138,146

	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1:
380	5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA–	394,052
525	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA–	542,703

115	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A2, 0.000%, 12/01/22 – AGC Insured	No Opt. Call	AA–	70,791

50	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2010A, 2.750%, 7/01/16	No Opt. Call	AAA	52,171

200	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Series 2012A, 5.000%, 2/01/27 (5)	2/22 at 100.00	AAA	220,180

130	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005, 5.000%, 8/01/15 – AGM Insured	No Opt. Call	AA–	141,431

150	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33 (Mandatory put 6/01/17)	No Opt. Call	A–	149,927

50	Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1991B, 0.000%, 1/01/17 – AMBAC Insured	No Opt. Call	A3	46,446
1,725	Total Kentucky			1,755,847
	Louisiana – 4.0%

25	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)	11/14 at 100.00	BBB	25,009

100	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 5.625%, 7/01/26	7/21 at 100.00	BBB–	105,951

130	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29	8/20 at 100.00	BBB–	139,732

200	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Refunding Bonds, LOOP Inc. Project, Series 2007B-1A, 1.375%, 10/01/37 (Mandatory put 10/01/16)	No Opt. Call	A–	199,798

1,000	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/23	No Opt. Call	A	1,109,280

500	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2012, 5.000%, 12/01/27 – AGM Insured	12/22 at 100.00	AA–	525,140

500	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B, 5.000%, 4/01/29 (Alternative Minimum Tax)	4/23 at 100.00	BBB+	504,165

52	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)

$1,015	Regional Transit Authority, Louisiana, Sales Tax Revenue Bonds, Series 2010, 5.000%, 12/01/19 – AGM Insured (5)	No Opt. Call	AA–	$1,181,409

130	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	129,802
3,600	Total Louisiana			3,920,286
	Maine – 0.6%

250	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/25	7/23 at 100.00	Baa1	264,725

165	Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2012A, 5.000%, 7/01/37	7/22 at 100.00	AA–	171,861

175	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/23	No Opt. Call	BBB+	192,749
590	Total Maine			629,335
	Massachusetts – 0.9%

140	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior Lien Series 2010B, 5.000%, 1/01/32	1/20 at 100.00	A+	145,121

100	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health, Series 2011H, 5.000%, 7/01/21	No Opt. Call	A–	110,366

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
530	5.000%, 1/01/21 – AMBAC Insured	10/13 at 100.00	N/R	529,989
110	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	10/13 at 100.00	N/R	105,530

15	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%, 12/01/15 – NPFG Insured	No Opt. Call	Aa1	15,903
895	Total Massachusetts			906,909
	Michigan – 4.8%

85	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A, 6.000%, 5/01/21 – FGIC Insured	No Opt. Call	Aa2	99,042

1,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2005, 5.250%, 5/01/26 – AGM Insured	No Opt. Call	Aa2	1,036,370

75	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996C-1, 0.000%, 7/01/21	No Opt. Call	A–	46,023

505	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	A	458,707

500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	A	490,010

220	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 0.000%, 7/01/21 – FGIC Insured	No Opt. Call	A	136,090

350	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2006A, 5.250%, 7/01/19 – NPFG Insured	7/16 at 100.00	A	349,297

420	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 1997A, 6.000%, 7/01/15 – NPFG Insured	No Opt. Call	A	428,450

	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012:
200	5.000%, 10/01/17	No Opt. Call	BBB+	215,326
500	5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA–	549,910
190	5.000%, 10/01/20 – AGM Insured	No Opt. Call	AA–	207,790

95	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding Bonds, Detroit Service Learning Academy Project, Series 2011, 6.000%, 10/01/21	No Opt. Call	BB+	99,868

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)

$110	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B, 5.000%, 7/01/22	7/16 at 100.00	AAA	$120,890

100	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.000%, 11/15/20	11/19 at 100.00	A	109,803

125	Michigan State, General Obligation Refunding Bonds, Series 2002, 5.500%, 12/01/15	No Opt. Call	Aa2	139,133

50	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding Series 2012, 5.000%, 5/01/19	No Opt. Call	AA–	58,032

200	Wayne Charter County, Michigan, General Obligation Bonds, Capital Improvements Series 2008A, 4.500%, 2/01/27 – AGM Insured	2/18 at 100.00	AA–	201,696
4,725	Total Michigan			4,746,437
	Minnesota – 0.6%

55	Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings – Southeast Twin Cities Transmission Project, Series 2012, 5.000%, 1/01/32	1/22 at 100.00	A–	56,985

40	Minnesota Higher Education Facilities Authority, St. John’s University Revenue Bonds, Series 2005-6G, 5.000%, 10/01/13	No Opt. Call	A2	40,316

135	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D, 5.000%, 8/01/18	No Opt. Call	AA+	159,201

335	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/15 – AGC Insured	No Opt. Call	AA–	356,671
565	Total Minnesota			613,173
	Mississippi – 0.1%

60	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/13 at 100.00	BBB	59,761
	Montana – 0.2%

250	Billings, Montana, Tax Increment Urban Renewal Revenue Bonds, Expanded North 27th Street, Series 2013A, 4.375%, 7/01/29	1/23 at 100.00	N/R	222,120
	Nebraska – 0.7%

185	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.000%, 12/01/14	No Opt. Call	A	193,697

200	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/24	4/22 at 100.00	A	222,212

295	Nebraska Public Power District, General Revenue Bonds, Series 2012A, 5.000%, 1/01/25	1/22 at 100.00	A1	327,238
680	Total Nebraska			743,147
	Nevada – 0.7%

365	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/23 – AGM Insured	7/19 at 100.00	AA–	406,307

230	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B, 5.000%, 6/01/25	6/22 at 100.00	AA+	254,585
595	Total Nevada			660,892
	New Jersey – 3.0%

55	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/24	6/22 at 100.00	BBB+	57,485

500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 6.250%, 9/15/19 (Alternative Minimum Tax)	No Opt. Call	B	493,785

1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Drew University, Series 2003C, 5.250%, 7/01/20 – FGIC Insured	No Opt. Call	Baa1	1,116,430

110	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18	No Opt. Call	BBB–	122,640

54	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)

$175	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/23	No Opt. Call	A+	$205,153

420	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%, 12/15/15 – AMBAC Insured	No Opt. Call	A+	464,944

200	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16	No Opt. Call	A3	226,610

50	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (4)	57,074

210	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.500%, 6/01/23	6/17 at 100.00	B1	196,016
2,720	Total New Jersey			2,940,137
	New York – 3.6%

250	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A, 5.000%, 5/01/23	No Opt. Call	BBB–	273,465

300	Dormitory Authority of the State of New York, Revenue Bonds, Culinary Institute of America, Series 2012, 5.000%, 7/01/21	No Opt. Call	Baa2	330,558

250	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2012, 4.000%, 7/01/26	No Opt. Call	A1	250,090

70	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A, 5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	75,289

445	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 5.000%, 5/01/18 – NPFG Insured	11/16 at 100.00	A	492,784

205	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/19	No Opt. Call	A	237,739

240	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005C, 5.250%, 11/15/14	No Opt. Call	A	255,048

370	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher College, Series 2012A, 5.000%, 6/01/25	6/22 at 100.00	Aa3	387,534

500	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	549,395

5	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/21 – AGM Insured	No Opt. Call	AA	5,285

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:
35	5.500%, 6/01/19	10/13 at 100.00	AA–	35,151
50	5.500%, 6/01/21	10/13 at 100.00	AA–	50,219

430	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009A-1, 5.000%, 12/15/16 (5)	No Opt. Call	AAA	490,312

100	Onongada County Trust For Cultural Resources, New York, Revenue Bonds, Syracuse University Project, Series 2011, 5.000%, 12/01/21	No Opt. Call	Aa3	115,408

60	Tobacco Settlement Financing Corporation, New York, Asset-Backed Revenue Bonds, State Contingency Contract Secured, Series 2011B, 5.000%, 6/01/18	No Opt. Call	AA–	68,710
3,310	Total New York			3,616,987
	North Carolina – 3.1%

75	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008, 6.750%, 8/01/24	8/18 at 100.00	N/R	70,784

250	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/31	1/22 at 100.00	AA–	255,178

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)

$335	North Carolina Agrigultural & Technical State University, General Revenue Bonds, Series 2013, 4.000%, 10/01/21	No Opt. Call	A1	$358,969

200	North Carolina Captial Facilities Finance Agency, Revenue Bonds, The Methodist Univerity, Series 2012, 5.000%, 3/01/19	No Opt. Call	BBB	223,468

50	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B, 6.000%, 1/01/22 – RAAI Insured	No Opt. Call	Baa1	60,380

	North Carolina Medical Care Commission, Health Care Facilities Revenue and Refunding Revenue Bonds, Columbus Regional Healthcare System, Series 2013A:
530	4.000%, 10/01/18	No Opt. Call	BBB	563,989
335	4.000%, 10/01/21	No Opt. Call	BBB	340,182

100	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Series 2009A, 5.625%, 10/01/38 (Pre-refunded 10/01/14) – AGC Insured	10/14 at 100.00	AA– (4)	106,160

775	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011, 5.000%, 7/01/21	No Opt. Call	AA	910,044

	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
145	5.250%, 1/01/23 – AGC Insured	1/19 at 100.00	AA–	159,368
20	5.250%, 1/01/25 – AGC Insured	No Opt. Call	AA–	21,682
2,815	Total North Carolina			3,070,204
	North Dakota – 0.4%

400	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 4.000%, 12/01/21	No Opt. Call	A–	409,216
	Ohio – 5.9%

100	Akron, Ohio, Waterworks System Mortgage Revenue Improvement and Refunding Bonds, Series 2009, 5.000%, 3/01/17 – AGC Insured	No Opt. Call	A3	112,716

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1:
175	5.000%, 6/01/16	No Opt. Call	A1	191,562
165	5.000%, 6/01/17	No Opt. Call	Baa1	184,729

500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	B–	417,180

265	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa1	315,112

285	Cuyhoga County, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, Medical Mart- Convention Center Project, Series 2010F, 5.250%, 12/01/25	12/20 at 100.00	AA	313,657

2,000	Kings Local School District, Warren County, Ohio, General Obligation Bonds, School Improvement Series 2013A, 0.000%, 12/01/26	No Opt. Call	AA	1,134,000

	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
1,000	5.000%, 10/01/22	No Opt. Call	A1	1,129,680
140	5.000%, 10/01/24	10/22 at 100.00	A1	153,149

635	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	689,597

40	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric Project – Joint Venture 5, Series 2004, 5.000%, 2/15/22 – AMBAC Insured	2/14 at 100.00	A1	40,978

470	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/18 – FGIC Insured (5)	No Opt. Call	AA	553,528

500	Springboro, Ohio, Sewer System Mortgage Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/21	No Opt. Call	Aa3	574,640
6,275	Total Ohio			5,810,528

56	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon – 0.5%

$455	Oregon Health and Science University, Revenue Bonds, Series 2012A, 5.000%, 7/01/22	No Opt. Call	A+	$522,859
	Pennsylvania – 6.5%

745	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding Series 2012A, 5.000%, 7/01/23	7/22 at 100.00	A2	837,246

840	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/24	No Opt. Call	BBB–	912,215

645	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	10/19 at 100.00	BBB+	698,625

210	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B, 5.000%, 1/01/21	1/19 at 100.00	Aaa	244,295

	Pennsylvania Higher Educational Facilities Authority, Philadelphia University Refunding Revenue Bonds, Refunding Series 2013:
740	5.000%, 6/01/19	No Opt. Call	BBB	824,131
890	5.000%, 6/01/20	No Opt. Call	BBB	989,137
935	5.000%, 6/01/21	No Opt. Call	BBB	1,030,398

100	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Series 2007A, 5.000%, 7/01/26 – SYNCORA GTY Insured	7/17 at 100.00	BBB+	101,200

135	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	A+	142,943

305	Pennsylvania, General Obligation Bonds, Refunding 3rd Series 2004, 5.375%, 7/01/16 – NPFG Insured	No Opt. Call	AA	345,809

200	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/24 – AGM Insured	9/22 at 100.00	A1	222,558

100	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/21	No Opt. Call	A+	114,928
5,845	Total Pennsylvania			6,463,485
	Puerto Rico – 0.3%

230	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/16 – FGIC Insured (ETM)	No Opt. Call	BBB+ (4)	261,710
	Rhode Island – 1.0%

895	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, Providence College, Refunding Series 2012B, 5.000%, 11/01/22	No Opt. Call	A	1,018,179
	South Carolina – 1.0%

500	Connector 2000 Association Inc., South Carolina, Senior Lien Toll Road Revenue Bonds, Series 2011A, 0.000%, 1/01/16	No Opt. Call	N/R	374,970

585	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2012A, 5.000%, 1/01/25	1/22 at 100.00	A–	635,146
1,085	Total South Carolina			1,010,116
	South Dakota – 0.1%

120	South Dakota Educational Enhancement Funding Corporation, Tobacco Settlement Revenue Bonds Series 2013B, 5.000%, 6/01/24	6/23 at 100.00	A–	133,445
	Tennessee – 1.7%

245	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004, 5.000%, 10/01/18 – AGM Insured	No Opt. Call	AA–	279,932

60	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012, 5.000%, 11/01/30	11/21 at 100.00	BBB+	59,858

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)

$150	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A, 5.000%, 9/01/15	No Opt. Call	AA–	$162,645

480	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2012-1C, 3.650%, 7/01/29	1/22 at 100.00	AA+	443,770

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
100	5.000%, 9/01/13	No Opt. Call	A	100,506
200	5.250%, 9/01/26	No Opt. Call	A	214,182

390	West Tennessee Public Utility District, Weakley, Carroll and Benton Counties, Tennessee, Gas System Revenue Bonds, Refunding Series 2012, 4.000%, 3/01/22	No Opt. Call	A–	410,019
1,625	Total Tennessee			1,670,912
	Texas – 6.1%

500	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006A, 5.250%, 1/01/18 – SYNCORA GTY Insured	1/17 at 100.00	BB+	527,520

1,150	Brazoria County, Texas, Certificates of Obligation, Series 2012, 5.000%, 3/01/21 (5)	No Opt. Call	AA+	1,341,613

75	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/25	1/20 at 100.00	Baa2	82,718

500	Central Texas Regional Mobility Authority, Revenue Bonds, Subordinate Lien Refunding Series 2013, 5.000%, 1/01/23	No Opt. Call	Baa3	509,765

215	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 t 100.00	BB+	207,795

125	Harris County-Houston Sports Authority, Texas, Junior Lien Special Revenue Bonds, Series 1998B, 0.000%, 11/15/14 – NPFG Insured	10/13 at 100.00	A	116,823

855	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H, 0.000%, 11/15/23 – NPFG Insured	No Opt. Call	A	481,468

230	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	A	74,628

50	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series 2001A, 0.000%, 11/15/20 – NPFG Insured	No Opt. Call	A	34,247

200	Houston, Texas, General Obligation Bonds, Public Improvement Refunding Series 2009A, 5.000%, 3/01/20	3/19 at 100.00	AA	230,844

170	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011B, 5.000%, 7/01/25	7/21 at 100.00	A+	185,472

25	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston Light and Power Company, Series 1995, 4.000%, 10/15/15 – NPFG Insured	10/13 at 101.00	A	25,383

100	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2011, 5.250%, 1/01/20	No Opt. Call	A–	112,050

220	Newark Cultural Education Facilities Finance Corporation, Texas, Lease Revenue Bonds, A.W. Brown-Fellowship Leadership Academy, Series 2012A, 6.000%, 8/15/32	2/15 at 103.00	BBB–	220,165

200	North Texas Tollway Authority, System First Tier Revenue Refunding Bonds, Series 2011B, 5.000%, 1/01/21	No Opt. Call	A2	224,296

615	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series 2012, 5.000%, 10/01/18	No Opt. Call	BBB+	698,972

350	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A–	398,601

150	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/21	No Opt. Call	A–	164,964

58	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

$365	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/22	No Opt. Call	A3	$391,181

50	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2011, 5.250%, 7/01/23	7/21 at 100.00	Baa1	53,818
6,145	Total Texas			6,082,323
	Utah – 1.4%

305	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2012, 5.000%, 5/15/23	5/21 at 100.00	AA+	339,666

935	Utah Transit Authority, Sales Tax Revenue and Refunding Bonds, Series 2012, 5.000%, 6/15/22	No Opt. Call	A1	1,063,450
1,240	Total Utah			1,403,116
	Virgin Islands – 0.1%

80	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB+	80,666
	Virginia – 1.6%

500	Charles City County Industrial Development Authority, Virginia, Solid Waste Disposal Facility Revenue Bonds, Waste Management, Inc., Series 2002, 1.875%, 4/01/27 (Mandatory put 4/01/15) (Alternative Minimum Tax)	No Opt. Call	BBB	498,080

350	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Series 2012A, 5.000%, 7/15/22	No Opt. Call	BBB	384,332

	Route 460 Funding Corporation, Virginia, Toll Raod Reveue Bonds, Series 2012B:
200	0.000%, 7/01/25	No Opt. Call	BBB–	112,528
690	0.000%, 7/01/26	No Opt. Call	BBB–	358,683

250	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	236,715
1,990	Total Virginia			1,590,338
	Washington – 2.0%

100	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Series 2007, 5.000%, 1/01/19 – FGIC Insured	1/17 at 100.00	A	110,277

1,000	Issaquah School District 411, King County, Washington, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/25	12/22 at 100.00	Aaa	1,120,550

250	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Refunding Series 2012A, 5.000%, 8/01/26	8/22 at 100.00	Aa3	271,876

500	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012, 4.000%, 12/01/19	No Opt. Call	Baa3	523,379
1,850	Total Washington			2,026,082
	Wisconsin – 1.8%

130	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A, 5.000%, 4/01/21	No Opt. Call	Aa3	145,979

1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare, Inc., Series 2013B, 5.000%, 7/01/24	7/23 at 100.00	A–	1,097,822

145	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A, 5.250%, 8/15/18	8/16 at 100.00	A–	158,561

205	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 5.250%, 5/01/20	5/19 at 100.00	AA–	238,071

95	Wisconsin State, General Obligation Bonds, Series 2005I, 5.000%, 5/01/16 – NPFG Insured	5/15 at 100.00	AA	102,167
1,590	Total Wisconsin			1,742,600

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wyoming – 0.2%

$180	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center Project, Series 2011B, 5.000%, 12/01/21	No Opt. Call	BBB	$194,683
$98,836	Total Investments (cost $104,805,238) – 101.5%			100,669,577
	Other Assets Less Liabilities – (1.5)% (6)			(1,486,226)
	Net Assets – 100%			$99,183,351

Investments in Derivatives as of July 31, 2013

Consumer Price Index Swaps outstanding:
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency		Effective Date (7)	Termination Date	Unrealized Appreciation (Depreciation) (6)
Barclays PLC	$4,000,000	Receive	CPURNSA	2.560%	12/31/18	(8)	12/28/12	12/28/18	$(117,068)
Barclays PLC	4,500,000	Receive	CPURNSA	2.645	12/30/19	(8)	12/28/12	12/28/19	(149,015)
Barclays PLC	5,000,000	Receive	CPURNSA	2.693	2/03/20	(8)	2/01/13	2/01/20	(159,577)
Barclays PLC	5,000,000	Receive	CPURNSA	2.600	2/06/18	(8)	2/05/13	2/05/18	(139,698)
Barclays PLC	3,500,000	Receive	CPURNSA	2.509	2/11/19	(8)	2/08/13	2/08/19	(72,773)
Barclays PLC	8,000,000	Receive	CPURNSA	2.777	2/21/22	(8)	2/19/13	2/19/22	(274,307)
Barclays PLC	8,000,000	Receive	CPURNSA	2.773	4/04/23	(8)	4/03/13	4/03/23	(232,115)
Barclays PLC	6,000,000	Receive	CPURNSA	2.568	5/21/24	(8)	5/20/13	5/20/24	(36,767)
Barclays PLC	3,800,000	Receive	CPURNSA	2.480	5/25/18	(8)	5/24/13	5/24/18	(80,029)
Barclays PLC	7,500,000	Receive	CPURNSA	2.560	8/10/20	(8)	8/07/13	8/07/20	(101,731)
Barclays PLC	5,500,000	Receive	CPURNSA	2.645	10/01/21	(8)	9/30/13	9/30/21	(89,537)
JPMorgan	5,000,000	Receive	CPURNSA	2.350	3/16/16	(8)	3/15/13	3/15/16	(76,913)
JPMorgan	5,000,000	Receive	CPURNSA	2.655	3/18/19	(8)	3/15/13	3/15/19	(139,230)
JPMorgan	4,000,000	Receive	CPURNSA	2.600	4/25/23	(8)	4/24/13	4/24/23	(58,411)
Morgan Stanley	6,000,000	Receive	CPURNSA	2.714	3/01/21	(8)	2/27/13	2/27/21	(178,852)
Morgan Stanley	4,000,000	Receive	CPURNSA	2.700	4/11/22	(8)	4/08/13	4/08/22	(102,816)
Morgan Stanley	3,000,000	Receive	CPURNSA	2.650	8/08/24	(8)	8/07/13	8/07/24	(21,606)
Morgan Stanley	3,750,000	Receive	CPURNSA	2.440	9/28/17	(8)	9/27/13	9/27/17	(51,170)
Morgan Stanley	3,800,000	Receive	CPURNSA	2.595	11/06/18	(8)	11/05/13	11/05/18	(69,812)
Morgan Stanley	3,000,000	Receive	CPURNSA	2.468	11/15/16	(8)	11/14/13	11/14/16	(42,543)
	$98,350,000								$(2,193,970)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

60	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$100,669,577	$—	$100,669,577
Derivatives:
Consumer Price Index Swaps*	—	(2,193,970)	—	(2,193,970)
Total	$—	$98,475,607	$—	$98,475,607
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments (excluding investments in derivatives) was $104,791,819.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$459,272
Depreciation	(4,581,514)
Net unrealized appreciation (depreciation) of investments	$(4,122,242)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives transactions.
(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(7)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each consumer price index swap contract.
(8)	Fixed Rate Payment is due one business day after contract Termination Date.
(ETM)	Escrowed to maturity.
CPURNSA	US CPI Urban Consumers Non-Seasonally Adjusted.

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	MUNICIPAL BONDS – 99.4%

	Alabama – 0.8%

	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A:
$3,000	5.250%, 11/15/16	11/15 at 100.00	Baa2	$3,184,380
2,290	5.250%, 11/15/20	11/15 at 100.00	Baa2	2,361,883

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
1,575	5.000%, 11/15/15	No Opt. Call	A3	1,676,414
2,935	5.000%, 11/15/16	11/15 at 100.00	A3	3,099,155

1,130	Huntsville, Alabama, Electric System Revenue Warrants, Refunding Series 2007, 4.000%, 12/01/18 – AGM Insured	12/17 at 100.00	AA+	1,241,418

10,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A, 5.250%, 1/01/14	No Opt. Call	B	10,004,100

2,000	Mobile, Alabama, General Obligation Warrants, Improvement and Refunding Series 2008B, 5.000%, 2/15/20	2/18 at 100.00	Aa2	2,228,300

1,645	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A, 5.000%, 12/01/14 (ETM)	No Opt. Call	Aaa	1,748,668

	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2008A:
1,500	5.000%, 9/01/18	No Opt. Call	A+	1,730,430
4,000	5.750%, 9/01/22	9/18 at 100.00	A+	4,464,640
30,075	Total Alabama			31,739,388
	Alaska – 0.2%

3,000	Alaska State, Sport Fishing Revenue Bonds, Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	3,366,810

400	Aleutians East Burough Project, Alaska, Revenue Bonds, Series 2006, 4.375%, 6/01/15 – ACA Insured	No Opt. Call	N/R	396,888

6,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/32	6/14 at 100.00	B+	4,802,340
9,400	Total Alaska			8,566,038
	Arizona – 4.3%

4,120	Arizona Board of Regents, Certificates of Participation, University of Arizona Projects, Refunding Series 2007B, 4.500%, 6/01/18 – AMBAC Insured	6/17 at 100.00	AA–	4,537,603

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
1,220	5.000%, 2/01/20	No Opt. Call	BBB+	1,369,743
6,255	5.000%, 2/01/27	2/22 at 100.00	BBB+	6,369,154

2,817	Arizona Health Facilities Authority, Revenue Bonds, American Baptist Estates – Terraces Project, Series 2003A, 7.500%, 11/15/23 (Pre-refunded 11/15/13)	11/13 at 101.00	AAA	2,902,580

1,000	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004, 5.000%, 4/01/17	4/14 at 100.00	A	1,030,490

	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium Facility Project, Series 2012A:
10,270	5.000%, 7/01/25	7/22 at 100.00	A1	11,077,736
16,235	5.000%, 7/01/26	7/22 at 100.00	A1	17,298,068
16,760	5.000%, 7/01/27	7/22 at 100.00	A1	17,608,056

150	Arizona State Game and Fish Department and Commission, Beneficial Interest Certificates in Lease Purchase Agreement, AGF Administration Building Project, Series 2006, 4.500%, 7/01/15	No Opt. Call	A3	159,470

1,995	Arizona State, Certificates of Participation, Series 2008A, 4.000%, 9/01/17 – AGM Insured	No Opt. Call	AA–	2,160,166

62	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
$30	5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA	$34,115
40	5.000%, 7/01/18 – AGM Insured	No Opt. Call	AA	46,273
5,120	5.000%, 7/01/19 – AGM Insured	No Opt. Call	AA	5,959,219
5,015	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	5,827,530
6,130	5.000%, 7/01/21 – AGM Insured	1/20 at 100.00	AA	6,938,241
7,500	5.000%, 7/01/22 – AGM Insured	1/20 at 100.00	AA	8,362,650

	Gila County Unified School District 10 Payson, Arizona, General Obligation Bonds, Project of 2006, Series 2007A:
1,000	5.000%, 7/01/16 – AMBAC Insured	No Opt. Call	Aa3	1,105,560
1,050	5.000%, 7/01/17 – AMBAC Insured	No Opt. Call	Aa3	1,182,038

6,000	Gilbert, Arizona, Public Facilities Municipal Property Corporation, Revenue Bonds, Series 2009, 5.500%, 7/01/27	7/19 at 100.00	AA	6,450,180

2,810	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B, 5.250%, 12/01/20	12/15 at 100.00	BBB+	2,945,077

2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/26	5/22 at 100.00	A–	2,081,260

1,355	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.000%, 5/15/21	5/20 at 100.00	A+	1,464,891

565	Maricopa County Unified School District 48, Scottsdale, Arizona, General Obligation Bonds, Series 2006B, 4.750%, 7/01/18 – AGM Insured	7/16 at 100.00	Aa1	617,212

	Maricopa County Unified School District 48, Scottsdale, Arizona, General Obligation Bonds, Series 2006B:
295	4.750%, 7/01/18 (Pre-refunded 7/01/16) – AGM Insured	7/16 at 100.00	Aa1 (4)	329,114
290	4.750%, 7/01/18 (Pre-refunded 7/01/16) – AGM Insured	7/16 at 100.00	Aa1 (4)	323,536

2,740	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/14 (ETM)	No Opt. Call	N/R (4)	2,826,721

3,250	Mesa, Arizona, Excise Tax Revenue Bonds, Series 2013, 5.000%, 7/01/27	7/17 at 100.00	AA+	3,472,430

	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series 2010A:
2,000	5.000%, 7/01/22	7/20 at 100.00	A+	2,246,180
10,370	5.000%, 7/01/40	7/20 at 100.00	A+	10,441,864

2,650	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	Baa2	2,362,131

1,200	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Refunding Series 2008, 5.750%, 9/01/29	1/15 at 100.00	Baa2	1,229,388

	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 2007C:
1,000	4.375%, 7/01/18 – FGIC Insured	7/17 at 100.00	Aa2	1,101,360
1,000	4.500%, 7/01/19 – FGIC Insured	7/17 at 100.00	Aa2	1,090,780

2,670	Pima County, Arizona, Sewer Revenue Bonds, Series 2010, 5.000%, 7/01/24 – AGM Insured	7/20 at 100.00	AA–	2,959,054

11,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2003, 5.000%, 12/01/14 – NPFG Insured	12/13 at 100.00	Aa2	11,172,370

3,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2009A, 5.000%, 1/01/25	No Opt. Call	Aa1	3,309,210

3,925	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 3284, 13.716%, 6/01/19 (IF)	No Opt. Call	Aa1	5,541,825

1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2008A, 5.000%, 9/01/20	9/18 at 100.00	A2	1,081,760

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)

$1,350	Sedona-Oak Creek Joint Unified School District 9, Coconino and Yavapi Counties, Arizona, General Obligation Bonds, School Improvement Project 2007, Series 2009B., 5.375%, 7/01/28	7/19 at 100.00	Aa2	$1,435,928

359	Tempe Industrial Development Authority, Arizona, Senior Living Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2004A, 5.375%, 12/01/13 (ETM)	No Opt. Call	N/R (4)	363,229
147,536	Total Arizona			158,814,192
	Arkansas – 1.0%

1,490	Conway, Arkansas, Restaurant Gross Receipts Tax Revenue Bonds, Series 2007, 5.000%, 12/01/22 – AGM Insured	12/15 at 100.00	AA–	1,621,135

	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006A:
6,730	5.000%, 11/01/17 – AGM Insured	11/16 at 100.00	AA–	7,520,102
6,740	4.500%, 11/01/19 – AGM Insured	11/16 at 100.00	AA–	7,279,200

3,685	Fort Smith, Arkansas, Sales and Use Tax Revenue Bonds, Series 2006, 4.000%, 9/01/13 – FGIC Insured	No Opt. Call	AA	3,696,755

	Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2007:
1,235	5.000%, 10/01/19 – FGIC Insured	10/17 at 100.00	A	1,386,979
1,000	5.000%, 10/01/21 – FGIC Insured	10/17 at 100.00	A	1,130,500

5,395	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light Company Project, Series 2013, 2.375%, 1/01/21	No Opt. Call	A–	5,155,732

	Magnolia, Arkansas, Sales and Use Tax Revenue Bonds, Series 2007:
575	5.000%, 8/01/21 – CIFG Insured	8/17 at 100.00	N/R	616,458
1,130	5.000%, 8/01/22 – CIFG Insured	8/17 at 100.00	N/R	1,201,947
1,185	5.000%, 8/01/23 – CIFG Insured	8/17 at 100.00	N/R	1,253,801
1,245	5.000%, 8/01/24 – CIFG Insured	8/17 at 100.00	N/R	1,305,134

1,000	North Little Rock Health Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 1996B, 5.750%, 12/01/21	12/18 at 100.00	A+	1,113,390

1,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2005B, 4.500%, 11/01/16 – FGIC Insured	11/15 at 100.00	Aa2	1,078,540

	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center, Series 2005B:
1,270	5.000%, 2/01/14	No Opt. Call	Baa1	1,296,886
1,000	5.000%, 2/01/17	2/15 at 100.00	Baa1	1,045,010
1,165	5.000%, 2/01/18	2/15 at 100.00	Baa1	1,213,289
35,845	Total Arkansas			37,914,858
	California – 7.2%

1,215	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Revenue Bonds, Elder Care Alliance of Union City, Series 2004, 5.000%, 8/15/17	8/14 at 100.00	A	1,256,128

1,525	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Childrens Hospital & Research Center at Oakland, Refunding Series 2007A, 4.500%, 12/01/18	12/17 at 100.00	A–	1,672,864

1,565	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2003A, 4.900%, 2/01/20 – NPFG Insured	No Opt. Call	A+	1,754,584

2,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/14 – AMBAC Insured	No Opt. Call	BBB+	1,974,900

	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Refunding Bonds, Series 2013A:
2,185	5.000%, 10/01/22	No Opt. Call	A	2,507,856
1,860	5.000%, 10/01/23	No Opt. Call	A	2,124,659
5,000	5.000%, 10/01/24	10/23 at 100.00	A	5,596,950

64	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$920	Apple Valley Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2 Series 2007, 4.500%, 6/01/18 – AMBAC Insured	6/17 at 100.00	BBB+	$970,103

1,060	California Department of Water Resources, Power Supply Revenue Bonds, Refunding Series 2008H, 5.000%, 5/01/22 – AGM Insured	5/18 at 100.00	AA	1,209,524

7,500	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010L, 5.000%, 5/01/17	No Opt. Call	AA	8,589,600

1,000	California Educational Facilities Authority, Revenue Bonds, Lutheran University, Series 2004C, 5.000%, 10/01/24	10/14 at 100.00	Baa1	1,007,110

12,250	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Series 2007A, 4.500%, 10/01/33	10/17 at 100.00	Aa1	12,267,763

500	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2009C, 5.125%, 3/01/20	3/19 at 100.00	A	559,650

4,440	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008H, 5.125%, 7/01/22	7/15 at 100.00	A	4,767,006

3,160	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange County, Series 2009A, 5.750%, 11/01/18	No Opt. Call	A	3,755,723

1,210	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2008B, 1.450%, 8/15/33 (Mandatory put 3/15/17)	No Opt. Call	AA	1,203,696

1,440	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2012C, 1.450%, 8/15/23 (Mandatory put 3/15/17)	No Opt. Call	AA	1,432,498

2,245	California State Public Works Board, Lease Revenue Bonds, California State University Monterey Bay Campus Library Project, Series 2009D, 6.000%, 4/01/25	4/19 at 100.00	Aa3	2,665,803

1,400	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.375%, 3/01/25	3/20 at 100.00	Aa3	1,579,620

8,075	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C, 5.500%, 6/01/14	12/13 at 100.00	A2	8,215,505

3,940	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C, 5.500%, 6/01/17 (Pre-refunded 12/01/13)	12/13 at 100.00	AAA	4,009,462

5,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.250%, 10/01/24	10/19 at 100.00	A2	5,600,450

	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
2,000	5.000%, 7/01/20	7/19 at 100.00	Aa2	2,345,900
6,000	5.250%, 7/01/21	7/19 at 100.00	Aa2	7,062,420

5,945	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	Aa2	6,221,205

1,825	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14 (ETM)	No Opt. Call	Aaa	1,908,056

	California State, General Obligation Bonds, Series 2004:
1,500	5.000%, 2/01/21	2/14 at 100.00	A1	1,534,215
500	5.125%, 4/01/24	4/14 at 100.00	A1	514,905

	California State, General Obligation Bonds, Series 2007:
500	5.000%, 8/01/19	2/17 at 100.00	A1	567,960
1,000	5.000%, 12/01/23	12/17 at 100.00	A1	1,124,390

15	California State, General Obligation Bonds, Various Purpose Series 2001, 5.000%, 11/01/18	10/23 at 100.00	A1	15,058

500	California Statewide Communities Development Authority, Pollution Control Revenue Bonds, Southern California Edison Company, Series 2006C, 4.250%, 11/01/33 (Mandatory put 11/01/16) FGIC Insured	11/26 at 100.00	A1	543,330

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$700	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/30	3/15 at 100.00	A	$700,336

1,000	California Statewide Community Development Authority, Insured Health Facility Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2007B, 5.200%, 10/01/37 – AMBAC Insured	10/18 at 100.00	A	1,005,100

1,200	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.000%, 7/01/22	7/15 at 100.00	BBB–	1,262,244

10,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series 2007C, 5.000%, 8/15/38 – AMBAC Insured	8/17 at 100.00	AA–	10,039,700

1,120	Contra Costa County Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2003A, 5.500%, 8/01/23 – RAAI Insured	10/13 at 100.00	BBB+	1,120,112

	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A:
7,475	0.000%, 11/01/26	11/21 at 66.91	A	3,140,696
4,095	0.000%, 11/01/28	11/21 at 56.33	A	1,427,722

	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
1,685	5.000%, 1/01/22	No Opt. Call	BBB–	1,764,465
1,530	5.000%, 1/01/23	No Opt. Call	BBB–	1,601,895
1,635	5.000%, 1/01/24	No Opt. Call	BBB–	1,696,492
1,325	5.000%, 1/01/25	No Opt. Call	BBB–	1,356,429

	Desert Sands Unified School District, Riverside County, California, General Obligation Bonds, Election 2001, Series 2008:
500	5.250%, 8/01/23	8/18 at 100.00	Aa2	570,205
2,025	5.000%, 8/01/24	8/18 at 100.00	Aa2	2,223,875

2,100	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 4.550%, 6/01/22 – AGM Insured	6/18 at 100.00	AA–	2,148,342

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
7,770	5.000%, 6/01/17	No Opt. Call	Baa1	8,699,059
11,980	4.500%, 6/01/27	6/17 at 100.00	B	10,883,471

1,300	Grant Joint Union High School District, Sacramento County, California, General Obligation Bonds, Capital Appreciation Election 2006 Series 2008, 0.000%, 8/01/26 – AGM Insured	No Opt. Call	A1	661,518

6,425	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured	10/17 at 100.00	AA–	6,459,181

2,015	Las Virgenes Unified School District, Los Angeles County, California, General Obligation Bonds, 2006 Election, Series 2009B, 0.000%, 8/01/27	No Opt. Call	AA–	966,132

3,775	Long Beach Financing Authority, California, Revenue Bonds, Series 1992, 6.000%, 11/01/17 – AMBAC Insured	No Opt. Call	N/R	3,953,746

405	Los Angeles, California, Wastewater System Revenue Bonds, Subordinate Lien, Refunding Series 2013A, 5.000%, 6/01/34 (Pre-refunded 6/01/15)	6/15 at 100.00	Aa2 (4)	439,020

1,140	Los Angeles, California, Wastewater System Revenue Bonds, Subordinate Lien, Refunding Series 2013A, 5.000%, 6/01/34	No Opt. Call	AA+	1,193,318

	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
2,220	5.000%, 9/01/21 – AMBAC Insured	9/16 at 100.00	AAA	2,414,228
2,145	5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	AAA	2,322,520
2,000	5.000%, 9/01/23 – AMBAC Insured	9/16 at 100.00	AAA	2,152,620

66	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$1,475	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28 (WI/DD, Settling 8/01/13)	No Opt. Call	AA	$919,471

10,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009A, 6.125%, 11/01/29	No Opt. Call	A	11,101,900

10,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.125%, 11/01/29	No Opt. Call	A	11,101,900

1,000	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.000%, 12/01/21	12/20 at 100.00	BBB–	1,085,530

6,000	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured	10/13 at 100.00	A2	6,003,120

8,000	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40	8/30 at 100.00	A+	5,510,240

	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A:
1,815	0.000%, 8/01/21 – AGC Insured	No Opt. Call	AA–	1,365,660
2,095	0.000%, 8/01/22 – AGC Insured	No Opt. Call	AA–	1,467,066
4,085	0.000%, 8/01/23 – AGC Insured	No Opt. Call	AA–	2,674,082

7,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Series 2011, 0.000%, 10/01/25 – AGM Insured	10/21 at 100.00	AA–	6,452,810

	Port of Oakland, California, Revenue Refunding Bonds, Inter Lien, Series 2007B:
2,530	5.000%, 11/01/18 – NPFG Insured	11/17 at 100.00	A	2,855,459
1,120	5.000%, 11/01/19 – NPFG Insured	11/17 at 100.00	A	1,246,762

5,350	Poway Unified School District, San Diego County, California, School Facilities Improvement District 2007-1 General Obligation Bonds, Series 2011A, 0.000%, 8/01/34	No Opt. Call	Aa2	1,677,439

	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B:
2,115	0.000%, 10/01/34	No Opt. Call	A–	562,611
2,000	0.000%, 10/01/36	No Opt. Call	A–	465,260

5,000	Sacramento County, California, Airport System Revenue Bonds, Senior Lien Series 20010, 5.000%, 7/01/40	7/20 at 100.00	A	5,084,550

1,000	San Bernardino Community College District, California, General Obligation Bonds, Series 2008A, 6.500%, 8/01/27 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2 (4)	1,252,280

575	San Bernardino County Redevelopment Agency, California, Tax Allocation Refunding Bonds, San Sevaine Project, Series 2005A, 5.000%, 9/01/16 – RAAI Insured	9/15 at 100.00	BBB	596,643

2,770	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	BBB	2,782,936

1,000	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/17 – FGIC Insured	No Opt. Call	Aa1	930,440

4,505	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 – NPFG Insured	No Opt. Call	A	4,944,643

1,000	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Series 2008A, 5.250%, 8/01/28	8/18 at 100.00	AA–	1,071,300

2,000	Santa Monica Community College District, Los Angeles County, California, General Obligation Bonds, Series 2005C, 0.000%, 8/01/16 (Pre-refunded 8/01/15) – NPFG Insured	8/15 at 95.72	AA (4)	1,884,960

Nuveen Investments	67

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

	Santa Paula Utility Authority, California, Water Enterprise Revenie Bonds, Series 2010:
$2,510	5.000%, 2/01/28	2/20 at 100.00	A+	$2,633,367
2,630	5.000%, 2/01/29	2/20 at 100.00	A+	2,745,562
2,765	5.000%, 2/01/30	2/20 at 100.00	A+	2,876,927

	South Bayside Waste Management Authority, California, Solida Waste Enterprise Revenue Bonds, Shoreway Environmental Center, Series 2009A:
2,500	5.250%, 9/01/24	9/19 at 100.00	A–	2,626,275
1,200	6.250%, 9/01/29	9/19 at 100.00	A–	1,300,008

	Tulare Local Health Care District, California, General Obligation Bonds, Series 2009B-1:
1,180	6.000%, 8/01/22	8/19 at 100.00	Baa1	1,343,489
1,410	6.125%, 8/01/23	8/19 at 100.00	Baa1	1,597,135
1,585	6.250%, 8/01/24	8/19 at 100.00	Baa1	1,793,412
1,265	6.375%, 8/01/25	8/19 at 100.00	Baa1	1,428,413
500	6.500%, 8/01/26	8/19 at 100.00	Baa1	564,440

1,100	Upland Community Redevelopment Agency, California, Tax Allocation Refunding Bonds, A Merged Project, Series 2006, 4.250%, 9/01/26 – AMBAC Insured	9/16 at 100.00	A	1,015,113

2,030	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aa3	1,318,485

3,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured	8/26 at 100.00	AA–	2,227,560

2,500	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25	No Opt. Call	Aa3	2,951,250

995	Whittier Public Financing Authority, California, Tax Allocation Revenue Bonds, Whittier Redevelopment Agency, Series 2007A, 5.000%, 11/01/21 – AMBAC Insured	11/17 at 100.00	A–	1,054,272

815	Woodland Finance Authority, California, Lease Revenue Bonds, Series 2002, 4.700%, 3/01/19 – SYNCORA GTY Insured	10/13 at 100.00	A2	832,889
277,260	Total California			268,106,978
	Colorado – 3.5%

1,125	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation Bonds, Series 2008, 5.500%, 12/01/21 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa2 (4)	1,358,685

5,050	Adams County, Colorado, Pollution Control Refunding Revenue Bonds, Public Service Company of Colorado Projects, Senior Lien Series 2005A, 4.375%, 9/01/17 – NPFG Insured	9/15 at 100.00	A	5,334,366

175	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cheyenne Mountain Charter Academy, Series 2007A, 4.750%, 6/15/22	6/17 at 100.00	BBB–	175,205

1,000	Colorado Health Facilities Authority, Colorado, Hospital Improvement Revenue Bonds, NCMC Inc., Series 2003B, 6.000%, 5/15/26 – AGM Insured	5/19 at 100.00	AA–	1,109,120

16,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 5.000%, 9/01/26	9/16 at 100.00	AA–	17,494,785

725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006C-7, 4.350%, 9/01/20 – AGM Insured	5/18 at 100.00	AA–	780,020

1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 5.125%, 10/01/17	No Opt. Call	AA–	1,723,545

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Series 2006A:
600	5.250%, 1/01/14	No Opt. Call	N/R	601,980
620	5.250%, 1/01/15	No Opt. Call	N/R	626,076

68	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)

$1,400	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Longterm Care National Obligated Group Project, Series 2010A, 5.250%, 11/15/20	No Opt. Call	BBB–	$1,522,430

6,725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/22	9/17 at 100.00	BBB+	6,914,981

10,000	Colorado Health Facilities Authority, Retirement Facilities Revenue Bonds, Liberty Heights, Series 1990B, 0.000%, 7/15/20 (ETM)	No Opt. Call	AA+ (4)	8,493,100

500	Colorado Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc., Series 2005, 5.000%, 12/01/16	12/15 at 100.00	BBB+	531,205

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006:
1,000	5.000%, 6/01/16	No Opt. Call	A–	1,099,150
1,000	5.250%, 6/01/18	6/16 at 100.00	A–	1,087,070

1,250	Colorado Health Facilities Authority, Revenue Bonds, Longmont United Hospital, Series 2007B, 4.250%, 12/01/15 – RAAI Insured	No Opt. Call	Baa2	1,300,875

640	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004, 5.000%, 9/01/16	9/13 at 100.00	A3	641,978

1,500	Colorado State Higher Education Capital Construction Lease Purchase Financing Program Certificates of Participation, Series 2008, 5.250%, 11/01/23	11/18 at 100.00	Aa2	1,712,895

	Colorado State, Certificates of Participation, Colorado Pentitentary II Program, Refunding Series 2010:
150	0.000%, 3/01/14	No Opt. Call	AA–	149,682
1,390	4.000%, 3/01/15	No Opt. Call	Aa2	1,468,869

1,500	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010, 5.500%, 9/01/25	3/20 at 100.00	BBB	1,489,905

6,050	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2006A, 5.000%, 11/15/19 – FGIC Insured	11/16 at 100.00	A+	6,726,451

4,025	Denver City and County, Colorado, Airport System Revenue Bonds, Refunding Series 2006A, 5.000%, 11/15/19 (Pre-refunded 11/15/16) – FGIC Insured	11/16 at 100.00	A1 (4)	4,570,146

11,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+	11,237,050

5,775	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Senior Lien Series 2003A, 5.000%, 12/01/15 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (4)	5,867,227

	Denver School District 1, Colorado, General Obligation Bonds, Series 2012B:
6,600	4.000%, 12/01/21	No Opt. Call	AA+	7,274,586
6,445	4.000%, 12/01/22	No Opt. Call	AA+	7,020,796

5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	A	5,327,600

10,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	A	2,591,300

1,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004C, 5.000%, 9/01/17 – NPFG Insured	No Opt. Call	A	1,623,750

	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Refunding Series 2010:
1,500	5.000%, 12/15/20	No Opt. Call	Aa2	1,777,440
2,215	5.000%, 12/15/21	No Opt. Call	Aa2	2,610,289
1,530	5.000%, 12/15/22	12/21 at 100.00	Aa2	1,769,139

260	High Plains Metropolitan District, Colorado, General Obligation Bonds, Series 2005B, 4.375%, 12/01/15	No Opt. Call	BBB–	267,465

2,170	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 5.700%, 12/01/17	12/13 at 102.00	BBB–	2,243,563

Nuveen Investments	69

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)

$1,000	North Range Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 4.300%, 12/15/19 – ACA Insured	12/16 at 100.00	N/R	$985,760

2,250	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C, 5.250%, 6/15/15 – AMBAC Insured (ETM)	No Opt. Call	N/R (4)	2,447,978

725	Platte River Power Authority, Colorado, Power Revenue Bonds, Refunding Series 2007GG, 4.500%, 6/01/17 – AGM Insured	No Opt. Call	AA	815,850

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
1,335	5.000%, 12/01/19	No Opt. Call	N/R	1,426,608
500	5.000%, 12/01/20	No Opt. Call	N/R	525,895

1,000	Pueblo County School District 60, Pueblo, Colorado, General Obligation Bonds, Refunding Series 2009, 5.000%, 12/15/22	No Opt. Call	Aa2	1,172,590

1,325	Rangeview Library District, Adams County, Colorado, Certificates of Participation, Rangeview Library Projects, Series 2008, 4.500%, 12/15/20 – AGC Insured	12/18 at 100.00	AA–	1,442,024

975	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.000%, 1/15/41	7/20 at 100.00	Baa3	1,046,429

	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2010A:
2,190	4.250%, 12/01/23	12/20 at 100.00	A	2,270,548
2,030	4.000%, 12/01/24	12/20 at 100.00	A	2,043,500

1,000	Walker Field Public Airport Authority, Colorado, Airport Revenue Bonds, Series 2007, 5.000%, 12/01/22	12/17 at 100.00	Baa2	1,071,210
133,080	Total Colorado			131,771,116
	Connecticut – 0.1%

1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital, Series 2005B, 5.000%, 7/01/14 – RAAI Insured	No Opt. Call	N/R	1,029,550

3,470	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	1/14 at 100.00	BBB	3,473,470
4,470	Total Connecticut			4,503,020
	Delaware – 0.1%

	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
1,000	4.000%, 7/01/22	No Opt. Call	BBB–	936,270
3,995	5.000%, 7/01/28	7/23 at 100.00	BBB–	3,754,581
4,995	Total Delaware			4,690,851
	District of Columbia – 0.9%

3,880	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30	10/22 at 100.00	BBB–	3,608,866

	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
3,750	5.875%, 5/15/14	10/13 at 100.00	A1	3,763,725
4,130	6.250%, 5/15/24	11/13 at 100.00	A1	4,170,557
2,980	6.500%, 5/15/33	No Opt. Call	Baa1	3,186,812

10,165	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/18 – AGM Insured	No Opt. Call	AA+	12,167,708

	District of Columbia, Hospital Revenue Bonds, Sibley Memorial Hospital, Series 2009:
420	6.500%, 10/01/20	10/19 at 100.00	A	499,052
1,715	6.500%, 10/01/23	10/19 at 100.00	A	1,958,461
825	6.500%, 10/01/24	10/19 at 100.00	A	934,148

70	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)

$3,485	District of Columbia, Revenue Bonds, The Catholic University of America, Series 2010, 5.000%, 10/01/23	10/18 at 100.00	A	$3,850,925
31,350	Total District of Columbia			34,140,254
	Florida – 5.9%

1,615	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1, 5.500%, 6/01/17	No Opt. Call	A+	1,838,855

	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1:
150	5.000%, 6/01/15	No Opt. Call	A+	161,081
3,160	5.000%, 6/01/18	No Opt. Call	A+	3,587,896
200	5.000%, 6/01/19	No Opt. Call	A+	227,126

120	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1, 5.250%, 6/01/17	No Opt. Call	A+	135,526

980	Citrus County Hospital Board, Florida, Revenue Bonds, Citrus Memorial Hospital, Refunding Series 2002, 6.250%, 8/15/23	8/13 at 100.00	B	979,245

2,205	Clay County School Board, Florida, Certificates of Participation, Refunding Series 2005B, 5.000%, 7/01/18 – NPFG Insured	7/15 at 100.00	A1	2,312,802

	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
12,660	5.000%, 3/01/15 – NPFG Insured	No Opt. Call	A+	13,480,241
33,070	5.000%, 3/01/17 – NPFG Insured	No Opt. Call	A+	36,863,460

	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1:
35	5.000%, 6/01/16	No Opt. Call	A+	38,648
85	5.000%, 6/01/18	No Opt. Call	A+	96,510
480	5.000%, 6/01/19	No Opt. Call	A+	545,102
4,545	5.000%, 6/01/20	No Opt. Call	A+	5,131,123

3,275	Florida Governmental Utility Authority, Utility Revenue Bonds, Lake Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A–	2,830,714

7,695	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series 2003A, 5.000%, 7/01/16 – AGM Insured	7/13 at 101.00	AA–	7,775,036

2,700	Florida Governmental Utility Authority, Utility Revenue Bonds, Pasco Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	Baa1	2,335,635

2,350	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	A–	2,400,525

2,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2008A, 6.500%, 11/15/38 (Mandatory put 11/17/15)	No Opt. Call	AA	2,251,020

	Jacksonville, Florida, Capital Improvement Refunding Revenue Bonds, Series 2012:
2,240	5.000%, 10/01/20	No Opt. Call	AA	2,614,864
2,250	5.000%, 10/01/21	No Opt. Call	AA	2,612,160
4,605	5.000%, 10/01/27	No Opt. Call	AA	4,953,414

	Jacksonville, Florida, Special Revenue Bonds, Series 20120C:
1,250	5.000%, 10/01/20	No Opt. Call	Aa2	1,472,675
1,040	5.000%, 10/01/21	No Opt. Call	Aa2	1,219,837
2,000	5.000%, 10/01/23	No Opt. Call	Aa2	2,324,860
2,000	5.000%, 10/01/24	No Opt. Call	Aa2	2,248,860

2,520	Miami-Dade County Educational Facilities Authority, Revene Bonds, Florida, University of Miami, Series 2008A, 5.150%, 4/01/23	4/16 at 100.00	A–	2,718,677

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A:
925	5.000%, 10/01/20 (Alternative Minimum Tax)	No Opt. Call	A	1,042,660
3,000	5.000%, 10/01/21 (Alternative Minimum Tax)	No Opt. Call	A	3,329,490
5,000	5.000%, 10/01/22 (Alternative Minimum Tax)	No Opt. Call	A	5,486,900

Nuveen Investments	71

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

$6,285	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B, 5.000%, 10/01/41	10/20 at 100.00	A	$6,307,123

5,000	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2005B, 5.000%, 6/01/25 – NPFG Insured	6/15 at 100.00	Aa3	5,147,650

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquistion, Series 2010E:
1,575	4.000%, 4/01/16	No Opt. Call	Aa3	1,695,015
1,975	5.000%, 4/01/21	4/20 at 100.00	Aa3	2,222,843
5,015	5.250%, 4/01/30	4/20 at 100.00	Aa3	5,240,976

5,000	Miami-Dade County, Florida, Subordinate Special Obligation Refunding Bonds Series 2012B, 5.000%, 10/01/35	10/22 at 100.00	A+	4,907,650

5,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%, 10/01/29 – AGM Insured	10/20 at 100.00	AA–	5,270,350

2,100	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008, 5.500%, 10/01/28	10/18 at 100.00	A–	2,170,770

3,400	Orange County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	Aa2	3,652,824

2,000	Orlando Utilities Commission, Florida, Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 10/01/25	No Opt. Call	AA	2,308,500

3,005	Orlando-Orange County Expressway Authority, Florida, Expressway Revenue Bonds, Series 2012, 5.000%, 7/01/20	No Opt. Call	A	3,465,005

1,400	Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds, Abbey Delray South, Refunding Series 2003, 5.250%, 10/01/13	No Opt. Call	A	1,410,682

10,000	Palm Beach County Solid Waste Authority, Florida, Refunding Revenue Bonds, Series 2011, 5.000%, 10/01/25	10/21 at 100.00	AA+	10,925,200

7,540	Palm Beach County, Florida, Airport System Revenue Bonds, Series 2002, 5.750%, 10/01/13 – NPFG Insured	No Opt. Call	A	7,607,935

10,300	Port St. Lucie, Florida, Utility System Revenue Bonds, Series 2006A, 5.000%, 9/01/26 – NPFG Insured	9/16 at 100.00	A1	10,968,161

22,965	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System Obligation Group, Series 2007, 5.000%, 8/15/27	8/17 at 100.00	AA	24,151,831

6,020	Tampa Sports Authority, Hillsborough County, Florida, Local Option Sales Tax Payments Revenue Bonds, Stadium Project, Series 2005, 5.000%, 1/01/20 – AGM Insured	1/15 at 100.00	AA+	6,392,638

	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
550	5.000%, 9/01/22	No Opt. Call	A+	622,386
600	5.000%, 9/01/23	9/22 at 100.00	A+	666,858
1,175	3.125%, 9/01/24	9/22 at 100.00	A+	1,092,644
1,250	5.000%, 9/01/25	9/22 at 100.00	A+	1,354,275
800	5.000%, 9/01/27	9/22 at 100.00	A+	843,968

350	Vero Beach, Florida, Electric Refunding Revenue Bonds, Series 2003A, 4.000%, 12/01/19 – AGM Insured	12/18 at 100.00	A1	380,408
207,460	Total Florida			221,820,634
	Georgia – 1.1%

	Atlanta, Georgia, Airport General Revenue Bonds, Series 2012B:
2,000	5.000%, 1/01/23	No Opt. Call	A+	2,257,440
1,500	5.000%, 1/01/28	No Opt. Call	A+	1,584,285

2,000	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007, 4.375%, 12/01/18 – AGC Insured	12/17 at 100.00	AA–	2,125,860

2,220	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	2,573,846

72	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)

	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement Revenue Bonds, Memorial Health University Medical Center Inc., Series 2012A:
$2,000	5.000%, 1/01/18	No Opt. Call	AA	$2,275,080
3,325	5.000%, 1/01/23	1/22 at 100.00	AA	3,683,236
5,560	5.000%, 1/01/24	1/22 at 100.00	AA	6,036,603
8,990	5.000%, 1/01/25	1/22 at 100.00	AA	9,640,067

1,000	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/15	12/14 at 100.00	BB–	1,011,120

1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BBB	1,308,175

	Fayette County School District, Georgia, General Obligation Bonds, Deferred Interest Series 2005:
675	4.150%, 3/01/14 – AGM Insured	No Opt. Call	AA+	690,464
265	4.250%, 3/01/15 – AGM Insured	No Opt. Call	AA+	280,980

4,500	Fulton County Residential Care Facilities Elderly Authority, Georgia, Revenue Bonds, Canterbury Court, Refunding Series 2004A, 5.800%, 2/15/18	10/13 at 100.00	N/R	4,502,925

2,000	Glynn-Brunswick Memorial Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, Southeast Georgia Health Systems, Series 2008A, 5.250%, 8/01/23	8/18 at 100.00	A2	2,136,340
37,285	Total Georgia			40,106,421
	Hawaii – 0.2%

5,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010A, 5.250%, 7/01/30	7/20 at 100.00	A–	5,012,700

1,025	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2010B, 5.625%, 7/01/30	7/20 at 100.00	A–	1,055,689

2,185	Hawaii Department of Budget and Finance, Special Purpose Senior Living Revenue Bonds, 15 Craigside Project, Series 2009C-1, 7.500%, 11/15/15	10/13 at 100.00	N/R	2,190,463
8,210	Total Hawaii			8,258,852
	Idaho – 0.2%

3,000	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Refunding Series 2008B, 6.000%, 12/01/23	12/18 at 100.00	AA	3,509,670

	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial Hospital, Series 2006:
450	5.250%, 9/01/16	No Opt. Call	BB+	466,943
1,300	5.250%, 9/01/20	9/16 at 100.00	BB+	1,322,360

1,000	University of Idaho, General Revenue Bonds, Series 2007B, 4.500%, 4/01/41 (Mandatory put 4/01/18) – AGM Insured	No Opt. Call	AA–	1,098,910
5,750	Total Idaho			6,397,883
	Illinois – 9.2%

1,840	Bolingbrook Park District, Illinois, General Obligation Bonds, Series 2007A, 4.500%, 1/01/17 – CIFG Insured	No Opt. Call	Aa2	2,029,630

	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2013A:
2,800	0.000%, 1/01/30	7/23 at 72.73	Aa3	1,079,652
2,550	0.000%, 1/01/31	7/23 at 68.94	Aa3	927,818
2,750	0.000%, 1/01/32	7/23 at 65.28	Aa3	940,775
4,000	0.000%, 1/01/33	7/23 at 61.69	Aa3	1,283,680

4,415	Chicago Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Tender Option Bonds Trust 1130, 13.670%, 6/01/14 (IF)	No Opt. Call	AAA	5,464,755

Nuveen Investments	73

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

$5,545	Chicago Park District, Illinois, General Obligation Bonds, Refunding Series 2005B, 5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	AAA	$5,884,964

2,300	Chicago Park District, Illinois, General Obligation Bonds, Series 2010A, 4.500%, 1/01/23	7/20 at 100.00	AAA	2,467,900

	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011:
3,530	5.250%, 12/01/25	12/21 at 100.00	AA	3,854,901
3,235	5.250%, 12/01/26	12/21 at 100.00	AA	3,491,827

7,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/15 – FGIC Insured	No Opt. Call	AA–	6,827,870

2,000	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.300%, 1/01/16 – NPFG Insured	No Opt. Call	AA–	2,186,680

1,350	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998C, 5.500%, 1/01/14 – NPFG Insured	No Opt. Call	A	1,377,392

1,000	Cook County High School District 209, Proviso Township, Illinois, General Obligation Bonds, Series 2004, 5.000%, 12/01/16 – AGM Insured	No Opt. Call	AA–	1,095,930

2,440	Cook County School District 102 La Grange, Illinois, General Obligation Bonds, Series 2001, 0.000%, 12/01/13 – FGIC Insured	No Opt. Call	Aa2	2,436,730

2,250	Cook County School District 123 Oak Lawn, Illinois, General Obligation Bonds, Series 2002, 0.000%, 12/01/15 – NPFG Insured	No Opt. Call	A+	2,171,430

3,465	Cook County School District 205 Thornton Township, Illlinois, General Obligation Bonds, Series 2008, 5.250%, 12/01/21 – AGC Insured	12/18 at 100.00	AA–	3,821,860

1,175	Cook County School District 88, Bellwood, Illinois, Genral Obligation Bonds, Refunding Series 2004B, 5.000%, 12/01/17 – AGM Insured	12/14 at 100.00	A2	1,244,819

500	Cook County School District 88, Bellwood, Illinois, Genral Obligation Bonds, Refunding Series 2004B, 5.000%, 12/01/17 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	A2 (4)	532,065

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
2,500	5.000%, 11/15/20	No Opt. Call	AA	2,865,600
2,755	5.000%, 11/15/21	No Opt. Call	AA	3,137,670
2,400	5.000%, 11/15/22	No Opt. Call	AA	2,713,536

13,650	Cook County, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 11/15/17 – AMBAC Insured	5/14 at 101.00	AA	14,266,707

6,425	Cook County, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 11/15/17 (Pre-refunded 5/15/14) – AMBAC Insured	5/14 at 101.00	Aa3 (4)	6,733,978

1,000	Elk Grove Village, Cook and DuPage Counties, Illinois, General Obligation Bonds, Improvement Series 2007, 4.125%, 1/01/19 (Pre-refunded 1/01/16) – NPFG Insured	1/16 at 100.00	Aa1 (4)	1,082,050

	Grundy and Will Counties Community Unit School District 1 Coal City, Illinois, General Obligation Bonds, Series 2008:
1,550	5.875%, 2/01/19	8/18 at 100.00	Aa3	1,832,844
2,100	5.875%, 2/01/22	8/18 at 100.00	Aa3	2,469,075
2,545	5.875%, 2/01/24	8/18 at 100.00	Aa3	2,980,450

2,750	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/18 – AGM Insured	No Opt. Call	Aa3	2,453,468

	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series 1998A:
1,000	4.750%, 3/01/30 (Mandatory put 3/01/17)	No Opt. Call	A+	1,091,800
500	4.125%, 3/01/30 (Mandatory put 3/01/16)	No Opt. Call	A+	532,695

74	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

$1,525	Illinois Finance Authority, Gas Supply Revenue Refunding Bonds, Peoples Gas, Light and Coke Company, Senior Lien Series 2005A, 4.300%, 6/01/35 (Mandatory put 6/01/16) AMBAC Insured	No Opt. Call	A1	$1,656,699

4,000	Illinois Finance Authority, Revenue and Refunding Bonds, Roosevelt University Project, Series 2009, 5.750%, 4/01/24	10/19 at 100.00	BBB	4,299,800

13,685	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	A–	13,936,120

	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A:
1,200	6.000%, 2/01/25 – AMBAC Insured	2/18 at 100.00	A+	1,288,404
1,280	6.000%, 2/01/26 – AMBAC Insured	2/18 at 100.00	A+	1,368,256
500	6.000%, 2/01/28 – AMBAC Insured	2/18 at 100.00	A+	527,645

1,000	Illinois Finance Authority, Revenue Bonds, Franciscan Communities Inc., Refunding Series 2007A, 5.500%, 5/15/27	5/17 at 100.00	BBB–	1,003,810

910	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.000%, 2/15/15	No Opt. Call	BB–	924,387

1,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.500%, 2/01/23	2/19 at 100.00	Baa3	1,061,180

680	Illinois Finance Authority, Revenue Bonds, Landing at Plymouth Place Project, Series 2005A, 5.250%, 5/15/14	No Opt. Call	N/R	681,482

4,200	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2009A, 7.000%, 11/15/29	5/19 at 100.00	A	4,935,126

2,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%, 5/15/21 – NPFG Insured	5/17 at 100.00	AA–	2,152,160

	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007:
500	5.250%, 4/01/22	4/17 at 100.00	BBB	510,395
3,600	5.400%, 4/01/27	4/17 at 100.00	BBB	3,624,084

2,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 6.750%, 11/01/24	11/18 at 100.00	A	2,395,260

1,500	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.375%, 11/01/29	5/19 at 100.00	A	1,680,855

5,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB+	5,411,700

2,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2009A, 5.500%, 2/15/17	No Opt. Call	AA–	2,256,380

600	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Capitol Appreciation Series 2010B, 0.000%, 5/15/50 (6), (7)	10/23 at 100.00	N/R	6

	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Refunding Series 2010A:
700	5.400%, 5/15/17 (6)	No Opt. Call	N/R	7
700	5.500%, 5/15/18 (7)	10/13 at 100.00	N/R	7

655	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A, 5.500%, 2/15/14	No Opt. Call	N/R	660,941

3,510	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	11/16 at 100.00	BBB+	3,575,251

215	Illinois Health Facilities Authority, Revenue Refunding Bonds, Series 1983 (Mercy Hospital and Medical Center), Chicago, Illinois, 10.000%, 1/01/15 (ETM)	10/13 at 100.00	N/R (4)	232,718

7,410	Illinois Health Facilities Authority, Revenue Refunding Bonds, University of Chicago Hospitals, Series 2003, 5.000%, 8/15/14 – NPFG Insured	8/13 at 100.00	AA–	7,436,972

Nuveen Investments	75

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

$1,620	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 5.100%, 6/15/16 – AMBAC Insured	6/15 at 101.00	A	$1,745,858

	Illinois State Department of Employment Security, Unemployment Insurance Fund Building Receipts Revenue Bonds, Series 2012B:
2,500	5.000%, 12/15/17	12/16 at 100.00	AA+	2,822,250
2,500	5.000%, 6/15/18	12/16 at 100.00	AA+	2,835,675

1,000	Illinois State, General Obligation Bonds, Refunding Series 2004B, 5.000%, 3/01/14	No Opt. Call	A–	1,024,760

555	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.000%, 1/01/16	No Opt. Call	A–	601,065

	Illinois State, General Obligation Bonds, Refunding Series 2010:
510	5.000%, 1/01/16	No Opt. Call	A–	552,330
520	5.000%, 1/01/17	No Opt. Call	A–	571,808
1,590	5.000%, 1/01/18	No Opt. Call	A–	1,773,534
6,040	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA–	6,784,128
17,025	5.000%, 1/01/19	No Opt. Call	A–	18,976,406

	Illinois State, General Obligation Bonds, Refunding Series 2012:
7,735	5.000%, 8/01/20	No Opt. Call	A–	8,533,948
6,320	5.000%, 8/01/21	No Opt. Call	A–	6,850,374
2,450	5.000%, 8/01/22	No Opt. Call	A–	2,632,231
2,730	5.000%, 8/01/23	No Opt. Call	A–	2,906,303
1,055	5.000%, 8/01/24	8/22 at 100.00	A–	1,103,815
270	5.000%, 8/01/25	8/22 at 100.00	A–	278,154

	Illinois State, General Obligation Bonds, Series 2004A:
2,590	5.000%, 3/01/18	3/14 at 100.00	A–	2,650,218
805	5.000%, 3/01/22	3/14 at 100.00	A–	821,857

195	Illinois State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22 (Pre-refunded 3/01/14)	3/14 at 100.00	A2 (4)	200,366

	Illinois State, General Obligation Bonds, Series 2006A:
850	5.000%, 6/01/16	No Opt. Call	A–	929,042
1,075	5.000%, 6/01/17	No Opt. Call	A–	1,190,143
10,000	5.000%, 6/01/18	No Opt. Call	A–	11,182,700

1,000	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/27	1/16 at 100.00	A–	1,002,210

1,000	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/34	9/18 at 100.00	A–	960,910

20,290	Illinois State, General Obligation Bonds, Series 2012A, 4.000%, 1/01/20	No Opt. Call	A–	21,236,326

	Illinois State, General Obligation Bonds, Series 2013:
4,200	5.500%, 7/01/25	7/23 at 100.00	A–	4,505,130
2,760	5.500%, 7/01/26	7/23 at 100.00	A–	2,926,566
1,000	5.500%, 7/01/27	7/23 at 100.00	A–	1,047,040

	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Series 2007A:
8,570	9.000%, 1/01/22 – AGM Insured	No Opt. Call	AA+	12,114,638
1,000	9.000%, 1/01/23 – AGM Insured	No Opt. Call	AA+	1,442,440
5,150	9.000%, 1/01/25 – AGM Insured	No Opt. Call	AA+	7,614,636

2,100	Madison and Jersey Counties Community Unit School District 11, Alton, Illinois, General Obligation Bonds, Series 2002, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AA–	1,733,088

	McCook, Illinois, General Obligation Bonds, Series 2008:
500	5.000%, 12/01/26	12/18 at 100.00	A–	538,170
1,000	5.100%, 12/01/28	12/18 at 100.00	A–	1,058,260

1,000	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds, Refunding Series 2002B, 5.200%, 6/15/17 – NPFG Insured	No Opt. Call	AAA	1,138,900

1,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2012B, 5.000%, 12/15/22	No Opt. Call	AAA	1,690,485

76	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

$2,270	Peroia Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2011., 0.000%, 12/01/24	No Opt. Call	A+	$1,341,661

	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
295	5.000%, 10/01/23	10/22 at 100.00	Baa1	319,261
275	5.000%, 10/01/24	10/22 at 100.00	Baa1	291,847

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
7,570	5.250%, 6/01/21	No Opt. Call	A	8,576,356
3,860	5.500%, 6/01/23	6/21 at 100.00	A–	4,299,229

500	Rockford School District 205, Winnebago and Boone Counties, Illinois, General Obligation Bonds, Series 2001, 5.000%, 2/01/14 – FGIC Insured	No Opt. Call	A1	511,235

	Saint Clair County, Illinois, General Obligation Bonds, Alternative Revenue Source Refunding Series 2009:
1,000	4.500%, 10/01/20	10/19 at 100.00	AA	1,115,420
1,100	5.000%, 10/01/22	10/19 at 100.00	AA	1,217,590

1,680	School District 122, Winnebago County, Illinois, Capital Appreciation Bonds, Series 1998, 0.000%, 1/01/17 – AGM Insured	No Opt. Call	A2	1,570,094

1,320	School District 122, Winnebago County, Illinois, Capital Appreciation Bonds, Series 1998, 0.000%, 1/01/17 – AGM Insured (ETM)	No Opt. Call	A2 (4)	1,266,263

1,000	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 5.000%, 12/01/17 – AGM Insured	No Opt. Call	AA–	1,137,120

2,000	Southwestern Illinois Development Authority, Revenue Bonds, Anderson Hospital, Series 2006, 5.125%, 8/15/26	2/17 at 100.00	BBB–	1,961,540

1,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2, Madison County, Illinois, Series 2006, 5.000%, 10/01/18 – NPFG Insured	10/16 at 100.00	A+	1,084,130

	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012:
3,205	4.000%, 11/01/21	No Opt. Call	A+	3,356,212
2,830	4.000%, 11/01/22	No Opt. Call	A+	2,916,343

5,675	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2013B, 0.000%, 1/01/30	No Opt. Call	Aa2	2,413,691

3,870	Will County School District 86, Joliet, Illinois, General Obligation Bonds, Series 2002, 0.000%, 11/01/17 – AGM Insured	No Opt. Call	AA–	3,520,384

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston, and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
535	6.250%, 6/01/24	6/18 at 100.00	AA	622,515
825	5.750%, 6/01/25	6/18 at 100.00	AA	927,482
225	5.750%, 6/01/26	6/18 at 100.00	AA	249,516

	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston, and Cook Counties Community College District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008:
325	5.750%, 6/01/25 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (4)	390,104
85	5.750%, 6/01/26 (Pre-refunded 6/01/18)	6/18 at 100.00	N/R (4)	102,027

10,080	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, Limited Tax General Obligation Lease Certificates, Series 2011, 7.000%, 10/15/22	10/19 at 103.00	BBB	10,883,578

	Winnebago-Boone Counties School District 205, Illinois, General Obligation Bonds, Series 2013:
4,070	0.000%, 2/01/25	No Opt. Call	AA–	2,373,624
3,340	0.000%, 2/01/26	No Opt. Call	AA–	1,809,245
333,630	Total Illinois			343,132,427

Nuveen Investments	77

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana – 1.2%

$710	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007, 5.000%, 10/01/17	4/14 at 100.00	BB+	$715,694

1,000	Avon Community School Building Corporation, Hendricks County, Indiana, First Mortgage Bonds, Refunding Series 2007, 4.500%, 7/15/20 – AMBAC Insured	7/17 at 100.00	A	1,072,630

5,550	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB	6,004,379

	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Obligation Group, Series 2006A:
4,925	5.000%, 2/15/36	2/16 at 100.00	AA–	4,925,493
540	5.250%, 2/15/40	2/16 at 100.00	AA–	542,722

3,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc., Series 2001, 5.375%, 9/15/22	9/13 at 100.00	BBB	3,003,150

2,800	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 7/01/21 – NPFG Insured	No Opt. Call	A+	3,296,524

5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	A+	5,750,450

2,985	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured	No Opt. Call	A	3,411,377

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,675	5.000%, 4/01/21	No Opt. Call	A3	1,855,398
940	5.000%, 4/01/22	No Opt. Call	A3	1,023,143
2,015	5.000%, 4/01/24	4/22 at 100.00	A3	2,138,882

	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
500	4.000%, 2/01/17	No Opt. Call	N/R	512,890
500	4.000%, 8/01/17	No Opt. Call	N/R	512,925
500	4.250%, 2/01/18	No Opt. Call	N/R	514,485
500	4.250%, 8/01/18	No Opt. Call	N/R	513,545
500	4.500%, 2/01/19	No Opt. Call	N/R	513,840
500	4.500%, 8/01/19	No Opt. Call	N/R	512,555
500	4.750%, 2/01/20	No Opt. Call	N/R	514,825
500	4.750%, 8/01/20	No Opt. Call	N/R	513,375
250	4.750%, 2/01/21	No Opt. Call	N/R	252,100
500	4.750%, 8/01/21	No Opt. Call	N/R	501,300
500	5.000%, 2/01/22	No Opt. Call	N/R	505,970
500	5.000%, 8/01/22	No Opt. Call	N/R	502,530
500	5.000%, 8/01/23	2/22 at 100.00	N/R	496,735
500	5.000%, 2/01/24	2/22 at 100.00	N/R	489,180

1,250	Portage Township Multi-School Building Corporation, Porter County, Indiana, First Mortgage Bonds, Series 2007, 4.000%, 7/15/18 – NPFG Insured	7/17 at 100.00	AA+	1,362,175

1,485	Southwind Housing Inc., Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	11/13 at 100.00	N/R (4)	1,812,933

5,210	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005, 5.000%, 2/15/17 (5)	2/15 at 100.00	N/R	563,566

	St. Joseph County, Indiana, Economic Development Revenue Bonds, Holy Cross Village at Notre Dame, Series 2006A:
450	5.750%, 5/15/16	No Opt. Call	N/R	470,075
230	5.550%, 5/15/19	10/13 at 100.00	N/R	230,159
46,515	Total Indiana			45,035,005

78	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa – 1.1%

	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011:
$1,000	5.250%, 6/15/25	6/20 at 100.00	A2	$1,056,320
2,000	5.250%, 6/15/26	6/20 at 100.00	A2	2,092,160
3,135	5.250%, 6/15/27	6/20 at 100.00	A2	3,249,239
2,000	5.375%, 6/15/28	6/20 at 100.00	A2	2,069,480
2,035	5.500%, 6/15/29	6/20 at 100.00	A2	2,114,406

	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,830	5.000%, 1/01/23 – AGM Insured	1/21 at 100.00	AA–	2,007,894
1,890	5.000%, 1/01/24 – AGM Insured	1/21 at 100.00	AA–	2,050,593
1,520	5.000%, 1/01/25 – AGM Insured	1/21 at 100.00	AA–	1,632,814
1,000	5.000%, 1/01/26 – AGM Insured	1/21 at 100.00	AA–	1,061,620

	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A:
2,235	5.250%, 7/01/14	No Opt. Call	BB+	2,274,895
4,460	5.250%, 7/01/15	No Opt. Call	BB+	4,607,091
2,000	5.250%, 7/01/16	No Opt. Call	BB+	2,087,440
820	5.000%, 7/01/19	7/16 at 100.00	BB+	838,253

8,640	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.000%, 12/01/19	No Opt. Call	BB–	8,469,619

1,250	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.500%, 9/01/25	9/20 at 100.00	BBB	1,335,200

	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg College, Series 2005A:
925	4.700%, 10/01/16	10/13 at 100.00	BB	926,101
1,100	4.750%, 10/01/17	10/13 at 100.00	BB	1,100,935
1,155	4.800%, 10/01/18	10/13 at 100.00	BB	1,155,589

2,000	Iowa State, Special Obligation Bonds, Prison Infrastructure Fund, Refunding Series 2010, 4.500%, 6/15/22	6/20 at 100.00	AA	2,202,700
40,995	Total Iowa			42,332,349
	Kansas – 1.4%

17,990	Burlington, Kansas, Environmental Improvement Revenue Refunding Bonds, Kansas City Power and Light Company Project, Series 1993, 2.950%, 12/01/23	4/23 at 101.00	A–	16,848,535

2,000	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Refunding Bonds, Refunding Series 1996, 4.875%, 10/01/19	No Opt. Call	Aaa	2,274,360

2,200	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.500%, 11/15/23	11/19 at 100.00	AA	2,529,560

1,405	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L, 4.500%, 11/15/17	11/15 at 100.00	A2	1,496,437

1,850	Kansas Development Finance Authority, Revenue Bonds, Kansas State Projects, Series 2007K, 4.500%, 11/01/19 – NPFG Insured	11/17 at 100.00	AA	2,049,856

1,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2008, 5.125%, 9/01/21	9/17 at 100.00	A+	1,069,220

	Olathe, Kansas, Senior Living Facility Revenue Bonds, Catholic Care Campus Santa Marta, Series 2006A:
700	5.750%, 11/15/13	No Opt. Call	N/R	704,452
765	5.750%, 11/15/14	No Opt. Call	N/R	783,689
820	5.750%, 11/15/15	No Opt. Call	N/R	850,037

85	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-2, 6.700%, 6/01/29	No Opt. Call	Aaa	86,411

Nuveen Investments	79

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)

$10,000	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	AA– (4)	$11,945,600

19,775	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	BBB+	12,782,165
58,590	Total Kansas			53,420,322
	Kentucky – 1.4%

8,175	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA–	8,477,312

20,670	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 83, Series 2004, 5.000%, 10/01/18 – AMBAC Insured	No Opt. Call	Aa3	24,099,360

7,000	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/28	6/21 at 100.00	Aa3	7,428,330

1,135	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/28	5/18 at 100.00	Baa3	1,186,745

4,420	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33 (Mandatory put 6/01/17)	No Opt. Call	A+	4,417,834

8,200	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Sereis 2003A, 1.650%, 10/01/33 (Mandatory put 4/03/17)	No Opt. Call	A+	8,217,302
49,600	Total Kentucky			53,826,883
	Louisiana – 2.3%

12,180	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B, 5.000%, 6/01/15 – AMBAC Insured	No Opt. Call	A–	12,989,483

2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37 (5)	12/17 at 100.00	N/R	848,520

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A:
2,015	5.000%, 5/15/16	No Opt. Call	Baa1	2,188,310
5,155	5.000%, 5/15/20	5/17 at 100.00	Baa1	5,551,729

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
2,765	5.250%, 5/01/18 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	2,997,675
5,500	5.000%, 5/01/24 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	5,938,900
7,265	5.000%, 5/01/26 (Pre-refunded 5/01/15) – FGIC Insured	5/15 at 100.00	Aa1 (4)	7,844,747

22,115	Louisiana State, General Obligation Bonds, Series 2012A, 5.000%, 8/01/26	8/22 at 100.00	Aa2	24,625,495

	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2012:
4,140	5.000%, 12/01/19	No Opt. Call	A3	4,730,654
3,940	5.000%, 12/01/20	No Opt. Call	A3	4,470,757
5,400	5.000%, 12/01/21	No Opt. Call	A3	6,045,678

500	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B, 5.000%, 4/01/30 (Alternative Minimum Tax)	4/23 at 100.00	BBB+	499,965

5,745	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	5,736,268
78,720	Total Louisiana			84,468,181

80	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maine – 0.2%

$320	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 3.000%, 7/01/23	No Opt. Call	Baa1	$291,795

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical Center, Series 2011:
1,000	6.750%, 7/01/36	7/21 at 100.00	Baa3	1,116,320
3,850	6.750%, 7/01/41	7/21 at 100.00	Baa3	4,265,916

740	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2007B, 4.125%, 7/01/18 – FGIC Insured	No Opt. Call	AA	799,977

	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
500	4.000%, 7/01/18	No Opt. Call	BBB+	541,975
225	4.000%, 7/01/20	No Opt. Call	BBB+	240,410
290	5.000%, 7/01/22	No Opt. Call	BBB+	322,837
6,925	Total Maine			7,579,230
	Maryland – 0.1%

300	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A, 5.875%, 7/01/16	1/14 at 100.00	Aa2	300,855

250	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35	6/20 at 100.00	Baa3	268,115

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2010, 5.250%, 7/01/24	7/19 at 100.00	A2	2,153,420

	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006:
350	5.000%, 11/01/13	No Opt. Call	BBB+	353,507
700	4.000%, 11/01/15	No Opt. Call	BBB+	732,389
3,600	Total Maryland			3,808,286
	Massachusetts – 2.8%

2,975	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21 – FGIC Insured	No Opt. Call	AA+	3,552,210

10,000	Massachusetts Bay Transportation Authority, Senior Lien Sales Tax Revenue Refunding Bonds, Series 2004B, 5.250%, 7/01/20	No Opt. Call	AAA	12,014,500

2,500	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.650%, 10/15/28	10/17 at 100.00	N/R	2,574,350

	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007:
1,655	5.000%, 10/01/17	No Opt. Call	N/R	1,677,856
515	5.000%, 10/01/18	10/17 at 100.00	N/R	518,816

	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Series 2010:
915	4.500%, 7/01/21	7/20 at 100.00	Baa2	962,452
1,765	4.500%, 7/01/22	7/20 at 100.00	Baa2	1,835,159
1,705	4.625%, 7/01/23	7/20 at 100.00	Baa2	1,768,818

1,125	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010B, 4.800%, 1/01/17 (Alternative Minimum Tax)	No Opt. Call	AA	1,198,181

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health System, Series 2005F, 5.000%, 10/01/15 – AGC Insured	No Opt. Call	AA–	2,152,180

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Springfield College, Series 2010:
500	5.125%, 10/15/22	10/19 at 100.00	Baa1	543,815
2,595	5.500%, 10/15/26	10/19 at 100.00	Baa1	2,797,228

Nuveen Investments	81

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)

$3,000	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk University Issue, Series 2009A, 6.000%, 7/01/24	7/19 at 100.00	BBB	$3,326,580

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
330	5.500%, 1/01/15 – AMBAC Insured (Alternative Minimum Tax)	10/13 at 100.00	N/R	330,139
140	5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	10/13 at 100.00	N/R	140,120
50	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	10/13 at 100.00	N/R	50,012
1,465	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	10/13 at 100.00	N/R	1,405,462

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 5.500%, 11/01/14	No Opt. Call	AA+	10,652,800

10,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004D, 5.000%, 12/01/22 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	AA+ (4)	10,634,200

29,340	Massachusetts, General Obligation Bonds, Series 2004C, 5.500%, 12/01/16 – AGM Insured	No Opt. Call	AA+	33,826,086

12,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/13 – AGM Insured	No Opt. Call	AAA	12,216,240

1,400	Springfield, Massachusetts, General Obligation Bonds, Refunding Series 2007, 4.500%, 8/01/20 – AGM Insured	2/17 at 100.00	AA	1,526,378
95,975	Total Massachusetts			105,703,582
	Michigan – 5.3%

790	Algonac Community Schools, Saint Clair County, Michigan, General Obligation Bonds, School Building & Site Series 2008-I, 4.000%, 5/01/19 – AGM Insured	5/18 at 100.00	Aa2	860,263

	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1996B:
3,050	0.000%, 7/01/22	No Opt. Call	A–	1,749,023
2,650	0.000%, 7/01/23	No Opt. Call	A–	1,416,796
2,880	0.000%, 7/01/24	No Opt. Call	A–	1,433,376

7,100	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.000%, 7/01/32	7/22 at 100.00	BBB+	6,444,812

7,780	Detroit, Michigan, General Obligation Bonds, Series 2004B-1, 5.250%, 4/01/17 – AMBAC Insured (5)	4/14 at 100.00	Caa3	6,740,981

9,995	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2001D-2, 0.280%, 7/01/32 – NPFG Insured (8)	1/14 at 100.00	B	6,869,742

9,295	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2006A, 5.000%, 7/01/19 – AGM Insured	7/16 at 100.00	AA–	9,275,295

7,050	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB	7,294,917

2,675	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist Hospital, Refunding Series 2003A, 5.000%, 5/15/20 – AGM Insured	5/18 at 100.00	AA–	2,958,550

1,080	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A, 5.500%, 7/01/14	No Opt. Call	BB+	1,103,123

5,925	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Series 2004A, 4.500%, 5/01/20 – NPFG Insured	5/14 at 100.00	A1	6,068,918

	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012:
1,535	5.000%, 6/01/17	No Opt. Call	A+	1,669,405
800	4.000%, 6/01/17	No Opt. Call	A+	836,568
2,220	5.000%, 6/01/18	No Opt. Call	A+	2,426,127
1,900	5.000%, 6/01/19	No Opt. Call	A+	2,084,300

82	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)

	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B:
$15,250	5.000%, 7/01/21	7/18 at 100.00	AAA	$17,387,898
17,575	5.000%, 7/01/22	7/16 at 100.00	AAA	19,314,925
11,090	5.000%, 1/01/23	1/16 at 100.00	AAA	11,999,491
6,850	5.000%, 7/01/23	7/14 at 100.00	AAA	7,118,931

10,110	Michigan Hospital Finance Authority, Refunding and Project Revenue Bonds, Ascension Health Senior Credit Group, Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17)	No Opt. Call	AA+	9,985,445

3,540	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/23	11/19 at 100.00	AA+	3,901,257

	Michigan Hospital Financing Authority, Revenue Bonds, Oakwood Obligated Group, Series 2007A:
2,000	5.000%, 7/15/18	7/17 at 100.00	A	2,203,460
3,530	5.000%, 7/15/19	7/17 at 100.00	A	3,835,027

1,850	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/18 – AMBAC Insured	6/17 at 100.00	N/R	1,922,039

6,930	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005I, 5.000%, 10/15/33 – AMBAC Insured	10/15 at 100.00	Aa3	7,012,536

3,530	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I, 5.250%, 10/15/15 (Pre-refunded 10/15/13) – AGM Insured	10/13 at 100.00	AA– (4)	3,566,924

5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2011-I-A, 5.000%, 10/15/28	10/21 at 100.00	Aa3	5,274,900

5,425	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2011-II-A, 5.000%, 10/15/28	10/21 at 100.00	Aa3	5,723,267

1,600	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/23	11/19 at 100.00	AA+	1,765,536

	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation Revenue Bonds, Series 2006:
1,080	5.000%, 6/01/14	No Opt. Call	BBB	1,117,832
1,260	5.500%, 6/01/17	6/16 at 100.00	BBB	1,393,195
1,330	5.500%, 6/01/18	6/16 at 100.00	BBB	1,462,628

4,750	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Refunding Series 2013, 5.000%, 5/01/22	No Opt. Call	Aa2	5,285,468

1,300	Romulus Economic Development Corporation, Michigan, Limited Obligation Revenue Refunding Bonds, Romulus HIR LP Project, Series 1992, 7.000%, 11/01/15 (ETM)	10/13 at 100.00	N/R (4)	1,482,429

	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011:
4,885	5.000%, 5/01/20	No Opt. Call	Aa2	5,607,540
4,845	5.000%, 5/01/21	11/20 at 100.00	Aa2	5,491,323
3,845	5.000%, 5/01/22	11/20 at 100.00	Aa2	4,286,137

1,440	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A, 6.750%, 11/01/39	12/19 at 100.00	BBB+	1,545,365

8,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010C, 5.000%, 12/01/16	No Opt. Call	A	8,951,440

1,300	Western Michigan University, General Revenue Refunding Bonds, Series 2008, 5.000%, 11/15/23 – AGM Insured	5/18 at 100.00	AA–	1,449,760
195,040	Total Michigan			198,316,949
	Minnesota – 0.6%

1,590	Aitkin, Minnesota Health Care Revenue Bonds, Riverwood Healthcare Center, Series 2006, 5.375%, 2/01/17	2/16 at 100.00	N/R	1,642,963

Nuveen Investments	83

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)

$1,710	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A, 5.000%, 2/01/27	2/20 at 100.00	AA+	$1,840,370

2,115	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.375%, 11/15/23	11/18 at 100.00	A	2,480,409

	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010:
2,650	5.000%, 8/01/18	No Opt. Call	BBB	2,893,005
1,240	4.250%, 8/01/20	8/18 at 100.00	BBB	1,266,697

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R:
1,255	5.500%, 5/01/20	5/17 at 100.00	N/R	1,304,485
815	5.500%, 5/01/21	5/17 at 100.00	N/R	842,001

1,225	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/15 – AGC Insured	No Opt. Call	AA–	1,304,245

650	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	A–	666,588

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/21	11/16 at 100.00	A2	1,058,160

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina Health System, Series 2009A-1, 5.000%, 11/15/24	11/19 at 100.00	AA–	1,078,280

	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Gillette Children’s Specialty Healthcare, Series 2005:
400	5.000%, 2/01/14	No Opt. Call	N/R	407,096
300	5.000%, 2/01/15	No Opt. Call	N/R	314,607

2,570	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series 2003, 5.000%, 12/01/13	No Opt. Call	AA	2,611,043

475	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	8/16 at 100.00	N/R	485,754

2,670	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 5.750%, 11/15/21	11/15 at 100.00	BBB–	2,828,011
21,665	Total Minnesota			23,023,714
	Mississippi – 0.6%

8,660	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/13 at 100.00	BBB	8,625,533

	Mississippi Hospital Equipment and Facilities Authority, Revenue Refunding and Improvement Bonds, Mississippi Baptist Health System Inc., Series 2007A:
1,440	5.000%, 8/15/16	No Opt. Call	A–	1,593,720
10,140	5.000%, 8/15/20	8/17 at 100.00	A–	10,983,344
20,240	Total Mississippi			21,202,597
	Missouri – 2.8%

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
1,245	5.000%, 6/01/18	6/17 at 100.00	BBB+	1,346,069
3,030	5.000%, 6/01/20	6/17 at 100.00	BBB+	3,197,529

1,000	Grundy County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Wright Memorial Hospital, Series 2009, 5.600%, 9/01/21	9/19 at 100.00	BBB–	1,047,720

84	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)

	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Hospital, Series 2006:
$1,405	4.350%, 3/01/14	No Opt. Call	BBB+	$1,429,672
1,465	4.400%, 3/01/15	No Opt. Call	BBB+	1,527,424
1,515	4.450%, 3/01/16	No Opt. Call	BBB+	1,609,097

6,020	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/19	2/15 at 102.00	BBB+	6,354,471

1,800	Kansas City Industrial Development Authority, Missouri, Retirement Center Revenue Refunding and Improvement Bonds, Kingswood Project, Series 1998A, 5.800%, 11/15/17	11/13 at 100.00	N/R	1,799,838

13,180	Kansas City, Missouri, Airport Revenue Bonds, General Improvement Projects, Series 2003B, 5.375%, 9/01/15 – FGIC Insured	9/13 at 100.00	A+	13,233,643

505	Kansas City, Missouri, Special Obligation Bonds, East Village Project, Series 2008B, 5.000%, 4/15/22 – AGC Insured	4/18 at 100.00	AA–	568,802

1,700	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A, 5.000%, 8/15/13	No Opt. Call	BBB–	1,701,853

1,285	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, Independence Electric System Projects, Series 2009D, 5.625%, 6/01/29 (Pre-refunded 6/01/14)	6/14 at 100.00	A (4)	1,342,517

2,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Crackerneck Creek Project, Series 2008B, 5.125%, 3/01/22	3/18 at 100.00	A–	2,115,360

1,130	Missouri Development Finance Board, Research Facility Revenue Bonds, Midwest Research Institute Project, Series 2007, 5.000%, 11/01/16	No Opt. Call	Baa2	1,228,604

430	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011, 4.400%, 2/01/19	No Opt. Call	BBB+	458,475

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2005B:
850	4.350%, 2/01/15	No Opt. Call	BBB+	882,725
930	4.375%, 2/01/16	No Opt. Call	BBB+	982,350

1,000	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Revenue Bonds, Series 2006, 4.200%, 1/01/18 – NPFG Insured	1/16 at 100.00	A	1,039,610

4,330	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue Bonds, Series 2007A, 5.000%, 1/01/18 – AMBAC Insured	1/17 at 100.00	A	4,848,214

1,495	Missouri State Board of Public Building, Special Obligation Bonds, Series 2003A, 5.000%, 10/15/16	10/13 at 100.00	AA+	1,509,561

12,885	Missouri State Board of Public Building, Special Obligation Bonds, Series 2003A, 5.000%, 10/15/16 (Pre-refunded 10/15/13)	10/13 at 100.00	Aa1 (4)	13,011,917

1,060	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 4.800%, 5/01/16	10/13 at 100.00	N/R	1,048,626

5,830	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 2012, 5.000%, 6/01/18	No Opt. Call	BBB+	6,516,832

500	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A, 5.100%, 11/01/19	11/14 at 100.00	N/R	501,940

	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005:
11,500	5.500%, 7/01/17 – NPFG Insured	No Opt. Call	A	13,286,295
17,305	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A	20,399,307

1,200	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/25 – AGM Insured	No Opt. Call	AA–	1,259,568
96,595	Total Missouri			104,248,019

Nuveen Investments	85

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Montana – 0.2%

	Montana Facilities Finance Authority, Revenue Bonds, Siant John’s Lutheran Ministries Project, Series 2006A:
$1,385	5.750%, 5/15/16	No Opt. Call	N/R	$1,439,361
1,675	6.000%, 5/15/25	5/16 at 100.00	N/R	1,694,715

2,500	Montana Facilities Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Camposite Deal Series 2010B, 5.000%, 1/01/24	1/20 at 100.00	AA	2,669,325
5,560	Total Montana			5,803,401
	Nebraska – 1.0%

1,130	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010, 5.125%, 1/01/23	1/20 at 100.00	AA–	1,199,642

600	Douglas County Hospital Authority 3, Nebraska, Health Facilities Refunding and Revenue Bonds, Nebraska Methodist Health System, Series 2008, 5.750%, 11/01/28	11/18 at 100.00	BBB+	623,166

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012:
665	4.000%, 6/15/23	6/22 at 100.00	AA–	703,351
1,830	4.000%, 6/15/24	6/22 at 100.00	AA–	1,905,268
1,265	4.000%, 6/15/25	6/22 at 100.00	AA–	1,293,184

	Lancaster County Hospital Authority 1, Nebraska, Health Facilities Revenue Bonds, Immanuel Obligated Group, Refunding Series 2010:
735	4.750%, 1/01/19	No Opt. Call	AA–	811,021
1,000	5.125%, 1/01/23	1/20 at 100.00	AA–	1,068,040

2,000	Lancaster County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, BryanLGH Medical Center Project, Refunding Series 2006, 4.000%, 6/01/18	6/16 at 100.00	A1	2,112,500

5,910	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/32	No Opt. Call	A–	5,848,300

	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012:
8,735	5.000%, 9/01/24	9/22 at 100.00	AA	10,010,048
3,380	5.000%, 9/01/25	9/22 at 100.00	AA	3,815,445
3,215	5.000%, 9/01/26	9/22 at 100.00	AA	3,579,420

	Nebraska Public Power District, General Revenue Bonds, Series 2012A:
1,465	5.000%, 1/01/23	1/22 at 100.00	A1	1,655,875
1,500	5.000%, 1/01/24	1/22 at 100.00	A1	1,682,505
950	5.000%, 1/01/25	1/22 at 100.00	A1	1,053,816
34,380	Total Nebraska			37,361,581
	Nevada – 2.1%

3,000	Clark County School District, Nevada, General Obligation Bonds, Series 2008A, 5.000%, 6/15/24	No Opt. Call	AA–	3,293,520

	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
2,000	5.000%, 7/01/22 (Alternative Minimum Tax)	No Opt. Call	A	2,197,560
1,000	5.000%, 7/01/23 (Alternative Minimum Tax)	1/23 at 100.00	A	1,082,720
1,905	5.000%, 7/01/24 (Alternative Minimum Tax)	1/23 at 100.00	A	2,024,767

16,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	17,411,680

1,885	Henderson Local Improvement District T-4C, Nevada, Limited Obligation Refunding Bonds, Green Valley Properties, Series 1999A, 5.900%, 11/01/18	11/13 at 100.00	N/R	1,891,503

86	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)

	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B:
$2,000	5.000%, 6/01/24	6/22 at 100.00	AA+	$2,244,340
1,500	5.000%, 6/01/25	6/22 at 100.00	AA+	1,660,335
2,000	5.000%, 6/01/26	6/22 at 100.00	AA+	2,188,140

	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Bonds, Water & Refunding Series 2011C:
1,550	5.000%, 6/01/23	6/21 at 100.00	AA+	1,742,386
1,000	5.000%, 6/01/24	6/21 at 100.00	AA+	1,110,090
12,450	5.000%, 6/01/25	6/21 at 100.00	AA+	13,561,287

	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013:
100	4.000%, 6/01/19	No Opt. Call	N/R	98,983
50	4.000%, 6/01/20	No Opt. Call	N/R	48,827
450	5.000%, 6/01/22	No Opt. Call	N/R	458,123

4,660	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2012B, 5.000%, 8/01/22	No Opt. Call	AA+	5,399,356

11,105	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2013D-1, 5.000%, 3/01/22	No Opt. Call	AA+	12,852,372

	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011:
2,265	5.000%, 7/01/22	7/21 at 100.00	AA	2,553,221
4,710	5.000%, 7/01/23	7/21 at 100.00	AA	5,237,850
69,630	Total Nevada			77,057,060
	New Hampshire – 0.3%

	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center, Series 2006:
405	5.000%, 7/01/14	No Opt. Call	BBB+	421,779
430	5.000%, 7/01/15	No Opt. Call	BBB+	461,842
445	5.000%, 7/01/16	No Opt. Call	BBB+	490,288

1,000	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Speare Memorial Hospital, Series 2004, 5.500%, 7/01/25 (Pre-refunded 7/01/15)	7/15 at 100.00	N/R (4)	1,086,510

1,250	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Covenant Health Systems Obligated Group Issue, Series 2004, 5.375%, 7/01/24	7/14 at 100.00	A	1,258,663

5,660	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Series 2009, 5.250%, 6/01/39	6/19 at 100.00	AA+	6,087,330

1,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/21	6/16 at 100.00	BBB	1,018,060

1,300	New Hampshire Municipal Bond Bank, Non-State Guaranteed Bonds, Refunding Series 2007A, 4.500%, 2/15/20 – NPFG Insured	8/17 at 100.00	AA	1,421,082
11,490	Total New Hampshire			12,245,554
	New Jersey – 5.9%

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
7,880	5.375%, 6/15/15 (ETM)	No Opt. Call	Aaa	8,610,397
2,085	5.500%, 6/15/16 (ETM)	No Opt. Call	Aaa	2,368,664
4,195	5.500%, 6/15/16 – RAAI Insured (ETM)	No Opt. Call	Aaa	4,765,730

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
1,000	5.000%, 6/15/17	No Opt. Call	BBB+	1,105,940
5,155	5.000%, 6/15/19	No Opt. Call	BBB+	5,742,515
5,045	5.000%, 6/15/20	No Opt. Call	BBB+	5,568,015
13,170	5.000%, 6/15/21	No Opt. Call	BBB+	14,361,227
1,130	5.000%, 6/15/22	No Opt. Call	BBB+	1,217,552
1,000	5.000%, 6/15/22	No Opt. Call	AA–	1,115,510

Nuveen Investments	87

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$3,650	5.000%, 6/15/23	6/22 at 100.00	BBB+	$3,890,608
2,235	5.000%, 6/15/24	6/22 at 100.00	BBB+	2,336,000
3,100	5.000%, 6/15/25	6/22 at 100.00	BBB+	3,189,156
845	4.250%, 6/15/27	6/22 at 100.00	BBB+	777,392

25,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/21	No Opt. Call	A+	28,658,750

400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized Hospital, Series 2005A, 5.000%, 7/01/18	7/15 at 100.00	BBB	420,208

31,390	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%, 12/15/15 – AMBAC Insured	No Opt. Call	A+	34,749,044

8,075	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B, 5.250%, 12/15/17 (Pre-refunded 12/15/15) – FGIC Insured	12/15 at 100.00	AA+ (4)	8,978,593

1,340	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	A+	491,874

10,050	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	A+	11,347,857

3,670	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.500%, 6/15/31	6/21 at 100.00	A+	3,915,817

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA:
20,200	5.000%, 6/15/21	No Opt. Call	A+	23,171,824
14,000	5.000%, 6/15/22	No Opt. Call	A+	15,923,320

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series 2012Q:
4,965	3.000%, 1/01/20	No Opt. Call	A1	5,063,903
2,950	3.000%, 1/01/21	No Opt. Call	A1	2,951,918

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
14,230	4.500%, 6/01/23	6/17 at 100.00	B1	13,282,424
625	4.625%, 6/01/26	6/17 at 100.00	B1	541,206
20,500	5.000%, 6/01/29	6/17 at 100.00	B2	17,359,605
207,885	Total New Jersey			221,905,049
	New Mexico – 0.9%

30,000	New Mexico Finance Authority, State Transportation Revenue Bonds, Senior Lien, Refunding Series 2012, 4.000%, 6/15/22	No Opt. Call	AAA	32,947,500
	New York – 5.3%

4,055	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30	1/20 at 100.00	BBB–	4,495,292

	Dormitory Authority of the State of New York, Mortgage Insurance Fund Project Pool Bonds, State of New York Mortgage Agency – AIDS Long Term Health Care Facility, Series 2005:
720	5.000%, 11/01/13	10/13 at 100.00	Aa1	722,858
355	5.000%, 11/01/14	10/13 at 100.00	Aa1	356,399

5,125	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College, Series 2009, 5.000%, 7/01/24	7/19 at 100.00	Baa2	5,309,193

7,050	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate Community Colleges, Series 2005A, 5.500%, 7/01/20 – FGIC Insured	No Opt. Call	AA–	8,405,433

	Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds, State University Educational Facilities Issue, Series 2012A:
10,000	5.000%, 5/15/24	5/22 at 100.00	AA–	11,236,000
9,230	5.000%, 5/15/25	5/22 at 100.00	AA–	10,230,071

88	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
$95	0.000%, 6/01/17 – AGM Insured	No Opt. Call	AA–	$89,224
80	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA–	60,271
150	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA–	107,286

11,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B, 5.250%, 12/01/13	No Opt. Call	A	11,683,655

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
710	5.000%, 12/01/16 – AGM Insured	6/16 at 100.00	AA–	783,890
180	4.000%, 12/01/16 – AGM Insured	No Opt. Call	AA–	193,738
1,070	5.000%, 12/01/19 – FGIC Insured	6/16 at 100.00	A	1,169,660
340	5.250%, 12/01/20 – FGIC Insured	6/16 at 100.00	A	372,028
345	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	371,068
530	5.000%, 12/01/26 – SYNCORA GTY Insured	6/16 at 100.00	A	550,909

270	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B, 5.000%, 12/01/35	6/16 at 100.00	A	270,972

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C:
25	5.000%, 9/01/35 – AGC Insured	9/16 at 100.00	AA–	25,154
230	5.000%, 9/01/35	9/16 at 100.00	A	230,902

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006E:
1,115	5.000%, 12/01/17 – FGIC Insured	12/16 at 100.00	A	1,238,286
150	5.000%, 12/01/17	12/16 at 100.00	A	166,259
65	5.000%, 12/01/18 – FGIC Insured	12/16 at 100.00	A	72,122
12,995	5.000%, 12/01/18 – NPFG Insured	12/16 at 100.00	A	14,418,862
45	5.000%, 12/01/20 – NPFG Insured	12/16 at 100.00	A	49,622
1,300	5.000%, 12/01/21 – FGIC Insured	12/16 at 100.00	A	1,429,090
125	5.000%, 12/01/21 – NPFG Insured	12/16 at 100.00	A	137,413
555	5.000%, 12/01/22 – FGIC Insured	12/16 at 100.00	A	604,722
975	5.000%, 12/01/22	12/16 at 100.00	A	1,054,414

	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A:
225	5.250%, 4/01/20	4/19 at 100.00	A	256,604
1,730	5.500%, 4/01/22	4/19 at 100.00	A	1,972,927

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F:
600	5.000%, 5/01/16 – NPFG Insured	No Opt. Call	A	658,638
345	5.000%, 5/01/17 – NPFG Insured	No Opt. Call	A	384,109
10,110	5.000%, 5/01/18 – NPFG Insured	11/16 at 100.00	A	11,195,612
755	5.000%, 5/01/19 – NPFG Insured	11/16 at 100.00	A	833,543
25	4.000%, 5/01/21 – NPFG Insured	11/16 at 100.00	A	25,784

15,310	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B, 5.000%, 11/15/16 (Pre-refunded 11/15/15) – AMBAC Insured	11/15 at 100.00	A (4)	16,828,752

2,000	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	2,198,500

3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005C, 5.000%, 6/15/30	6/15 at 100.00	AAA	3,132,570

10,095	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series 2007C-1, 5.000%, 11/01/16	No Opt. Call	AAA	11,433,597

100	New York City, New York, General Obligation Bonds, Fiscal Series 2002A, 5.750%, 8/01/15	10/13 at 100.00	AA	100,429

5,775	New York City, New York, General Obligation Bonds, Fiscal Series 2004I, 5.000%, 8/01/17 – NPFG Insured	8/14 at 100.00	AA	6,042,325

Nuveen Investments	89

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)

$2,620	New York City, New York, General Obligation Bonds, Fiscal Series 2005H, 5.000%, 8/01/17 – NPFG Insured	8/14 at 100.00	Aa2	$2,741,280

2,380	New York City, New York, General Obligation Bonds, Fiscal Series 2005H, 5.000%, 8/01/17 (Pre-refunded 8/01/14) – NPFG Insured	8/14 at 100.00	Aa2 (4)	2,493,812

21,235	New York City, New York, General Obligation Bonds, Fiscal Series 2007C-1, 5.000%, 10/01/18	10/17 at 100.00	AA	24,262,686

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
1,675	5.250%, 6/01/20 – AMBAC Insured	10/13 at 100.00	AA–	1,681,382
5,520	5.250%, 6/01/21 – AMBAC Insured	10/13 at 100.00	AA–	5,536,505

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:
4,055	5.500%, 6/01/19	No Opt. Call	AA–	4,072,477
1,200	5.500%, 6/01/20	No Opt. Call	AA–	1,205,172
5,725	5.500%, 6/01/21	No Opt. Call	AA–	5,750,076

795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB	881,814

	Tobacco Settlement Financing Corporation, New York, Asset-Backed Revenue Bonds, State Contingency Contract Secured, Series 2011B:
8,040	5.000%, 6/01/17	No Opt. Call	AA–	9,070,567
9,015	5.000%, 6/01/18	No Opt. Call	AA–	10,323,708
181,715	Total New York			198,917,662
	North Carolina – 1.3%

900	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 5.250%, 6/01/20	6/18 at 100.00	BBB	983,097

610	North Carolina Captial Facilities Finance Agency, Revenue Bonds, The Methodist Univerity, Series 2012, 3.750%, 3/01/24	3/22 at 100.00	BBB	579,201

2,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009A, 5.500%, 1/01/26	1/19 at 100.00	A–	2,177,220

	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012B:
5,000	5.000%, 1/01/20	No Opt. Call	A–	5,746,300
21,620	5.000%, 1/01/21	No Opt. Call	A–	24,753,819

1,700	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.250%, 1/01/22 – AGC Insured	1/18 at 100.00	AA–	1,868,895

	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Presbyterian Homes, Series 2006B:
2,035	4.875%, 10/01/13	No Opt. Call	N/R	2,038,032
2,120	5.000%, 10/01/14	No Opt. Call	N/R	2,144,295

2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health Obligated Group, Series 2003A, 5.000%, 11/01/17	11/13 at 100.00	AA–	2,023,080

4,955	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/26	1/19 at 100.00	A	5,303,535

520	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2012A, 4.000%, 1/01/20	No Opt. Call	A	569,847
43,460	Total North Carolina			48,187,321
	North Dakota – 0.2%

2,750	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	3,105,685

90	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota (continued)

	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006:
$1,180	5.000%, 7/01/14	No Opt. Call	BBB–	$1,218,267
2,410	5.125%, 7/01/20	7/16 at 100.00	BBB–	2,503,050
6,340	Total North Dakota			6,827,002
	Ohio – 3.0%

1,000	Akron, Ohio, Certificates of Participation, Refunding Series 2005, 5.000%, 12/01/15 – AGC Insured	6/15 at 100.00	AA–	1,069,720

1,260	Barberton City School District, Summit County, Ohio, General Obligation Bonds, School Improvement Series 2008, 4.750%, 12/01/21	6/18 at 100.00	AA	1,400,956

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1:
375	5.000%, 6/01/15	No Opt. Call	A1	398,993
1,875	5.000%, 6/01/16	No Opt. Call	A1	2,052,450
35	5.000%, 6/01/17	No Opt. Call	Baa1	39,185

37,910	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	B–	31,630,588

3,240	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/21 – AGM Insured	1/19 at 100.00	AA–	3,561,667

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,700	5.000%, 12/01/22	12/19 at 100.00	AA	1,847,747
1,780	5.000%, 12/01/23	12/19 at 100.00	AA	1,919,570

4,740	Columbus, Ohio, Sewerage System Revenue Bonds, Tender Option Bomd Trust 2456, 18.086%, 12/01/15 (IF)	No Opt. Call	AA+	6,916,940

2,905	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.500%, 8/15/24	8/18 at 100.00	A3	3,116,252

1,095	Mason City School District, Warren and Butler Counties, Ohio, General Obligation Bonds, Refunding Series 2007, 4.375%, 12/01/19 – AGM Insured	12/16 at 100.00	Aa1	1,184,560

	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006:
1,970	5.250%, 5/15/15	No Opt. Call	A2	2,124,015
750	5.250%, 5/15/16	No Opt. Call	A2	830,603

5,450	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	5,202,080

	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
775	4.000%, 10/01/18	No Opt. Call	A1	842,363
870	4.000%, 10/01/19	No Opt. Call	A1	944,385
1,150	4.000%, 10/01/20	No Opt. Call	A1	1,238,228
1,205	5.000%, 10/01/21	No Opt. Call	A1	1,365,072
965	5.000%, 10/01/22	No Opt. Call	A1	1,090,141

	Ohio Higher Education Facilities Commission, Revenue Bonds, John Carroll University, Series 1997:
1,135	4.000%, 4/01/14	No Opt. Call	A3	1,157,257
1,000	4.500%, 4/01/15	No Opt. Call	A3	1,049,400

11,015	Ohio State, General Obligation Bonds, Common Schools Series 2007A, 5.000%, 6/15/15	No Opt. Call	AA+	11,947,089

6,960	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011B, 4.000%, 9/15/21	No Opt. Call	AA+	7,653,077

8,160	Ohio State, General Obligation Bonds, Refunding Higher Education Series 2012C, 5.000%, 8/01/21	No Opt. Call	AA+	9,644,467

Nuveen Investments	91

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)

$8,000	Ohio State, General Obligation Highway Capital Improvement Bonds, Series 2012Q, 5.000%, 5/01/21	No Opt. Call	AAA	$9,440,320

500	Richland County, Ohio, General Obligation Bonds, Correctional Facilities Improvement Refunding Series 2008, 5.875%, 12/01/24 – AGC Insured	12/18 at 100.00	A2	554,890

	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006:
735	5.000%, 11/15/14	No Opt. Call	A–	771,941
805	5.000%, 11/15/16	No Opt. Call	A–	889,332

1,250	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22	No Opt. Call	N/R	1,264,800
110,610	Total Ohio			113,148,088
	Oklahoma – 0.6%

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
2,290	4.500%, 9/01/21	No Opt. Call	A+	2,498,779
1,415	4.000%, 9/01/23	9/21 at 100.00	A+	1,447,036

250	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Newcastle Public Schools Project, Series 2006, 4.125%, 9/01/13	No Opt. Call	A–	250,713

2,495	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.500%, 9/01/23	9/16 at 100.00	BB+	2,558,398

10,000	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	AA	10,543,800

	Stillwater Medical Center Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
790	5.250%, 5/15/14	No Opt. Call	BBB+	817,050
1,050	5.250%, 5/15/15	5/14 at 100.00	BBB+	1,082,393

3,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2009A, 5.375%, 6/01/24	6/15 at 100.00	A3	3,108,690
21,290	Total Oklahoma			22,306,859
	Oregon – 0.6%

	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Refunding Bonds, Series 2012B:
5,900	4.000%, 6/15/22	No Opt. Call	AA+	6,435,956
4,540	4.000%, 6/15/23	No Opt. Call	AA+	4,863,339

4,120	Clackamas Community College District, Oregon, General Obligation Bonds, Series 2007, 5.000%, 6/15/20 – FGIC Insured	No Opt. Call	AA	4,845,903

4,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/22	5/19 at 100.00	AAA	4,497,840
18,560	Total Oregon			20,643,038
	Pennsylvania – 4.1%

2,015	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008B, 5.000%, 6/15/18	No Opt. Call	Aa3	2,315,376

1,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012, 5.000%, 12/01/25	12/22 at 100.00	A+	1,078,610

25,815	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 2.500%, 12/01/41 (Mandatory put 6/01/17)	No Opt. Call	BBB–	24,981,434

1,315	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2009, 4.125%, 8/01/20	8/19 at 100.00	Aa2	1,457,599

92	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)

	Delaware County Authority, Pennsylvania, Hospital Revenue Bonds, Crozer-Chester Medical Center, Refunding Series 2005:
$1,275	5.000%, 12/15/15 – RAAI Insured	No Opt. Call	BBB–	$1,348,848
1,405	5.000%, 12/15/17 – RAAI Insured	12/15 at 100.00	BBB–	1,460,483

	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008:
535	5.250%, 10/01/20	10/18 at 100.00	BBB	577,233
565	5.375%, 10/01/21	10/18 at 100.00	BBB	603,556

	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann University, Series 2010:
1,000	5.000%, 10/01/21	10/20 at 100.00	BBB	1,060,440
1,050	5.000%, 10/01/25	10/20 at 100.00	BBB	1,070,349

3,140	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.750%, 12/15/27	12/19 at 100.00	N/R	3,158,777

1,300	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2007, 5.000%, 1/01/27	1/17 at 100.00	A	1,315,600

1,000	Montgomery County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, Whitemarsh Continuing Care, Series 2005, 6.125%, 2/01/28	2/15 at 100.00	N/R	996,680

1,220	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A, 6.250%, 10/15/23	10/19 at 100.00	BBB+	1,321,431

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
14,575	5.000%, 7/01/20	7/19 at 100.00	Aaa	16,998,968
2,160	5.000%, 1/01/21	1/19 at 100.00	Aaa	2,512,750
9,575	5.000%, 7/01/21	1/18 at 100.00	Aaa	10,944,512
6,800	5.000%, 1/01/22	7/17 at 100.00	Aaa	7,681,960
6,665	5.000%, 7/01/22	7/16 at 100.00	Aaa	7,361,026

9,845	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured	12/16 at 100.00	AA–	9,564,221

15,020	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 0.000%, 12/01/38	12/27 at 100.00	A–	13,385,674

3,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/30	8/20 at 100.00	BBB+	3,010,530

10,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 8/01/19 – AMBAC Insured	8/15 at 100.00	Aa3	10,743,600

4,270	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2010A, 5.000%, 6/01/16	No Opt. Call	Aa3	4,739,572

11,050	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 0.964%, 12/01/24	12/17 at 100.00	AA–	9,869,971

	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013:
730	5.000%, 12/01/20	No Opt. Call	BBB–	786,699
1,105	5.000%, 12/01/21	No Opt. Call	BBB–	1,171,665
1,625	5.000%, 12/01/22	No Opt. Call	BBB–	1,702,773
1,705	5.000%, 12/01/23	6/23 at 100.00	BBB–	1,777,190
1,795	5.000%, 12/01/24	6/23 at 100.00	BBB–	1,852,476

1,400	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013, 5.000%, 12/01/19	No Opt. Call	BBB–	1,525,832

2,060	Trinity Area School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2012, 4.000%, 11/01/19 – AGM Insured	No Opt. Call	A1	2,248,037

	Westmoreland County Industrial Development Authority, Pennsylvania, Retirement Community Revenue Bonds, Redstone Presbyterian SeniorCare Obligated Group, Series 2005A:
1,100	5.375%, 1/01/14	No Opt. Call	N/R	1,107,766

Nuveen Investments	93

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$1,200	5.500%, 1/01/16	No Opt. Call	N/R	$1,235,868
148,315	Total Pennsylvania			152,967,506
	Puerto Rico – 1.1%

260	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 4.250%, 7/01/25	No Opt. Call	BBB–	218,397

3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 5.000%, 7/01/24 – NPFG Insured	7/17 at 100.00	A	2,862,600

11,355	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2003H, 5.250%, 7/01/14 – FGIC Insured	No Opt. Call	BBB–	11,618,890

1,015	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2007M, 5.500%, 7/01/35 (Mandatory put 7/01/17) – AMBAC Insured	7/17 at 100.00	BBB–	1,027,809

11,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/32	8/26 at 100.00	A+	10,423,710

10,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/16 – NPFG Insured	No Opt. Call	A	10,450,800

4,000	Puerto Rico, General Obligation Bonds, Public Improvment Refunding Series 2008A, 5.000%, 7/01/20	7/18 at 100.00	BBB–	3,859,320
40,630	Total Puerto Rico			40,461,526
	Rhode Island – 0.1%

	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A:
2,030	6.000%, 6/01/23	10/13 at 100.00	Baa1	2,031,786
315	6.125%, 6/01/32	10/13 at 100.00	BBB+	315,277
2,345	Total Rhode Island			2,347,063
	South Carolina – 1.2%

2,055	Charleston Educational Excellence Financing Corporation, South Carolina, Installment Purchase Revenue Bonds, Charleston County School District, South Carolina Project, Series 2004, 5.000%, 12/01/13	No Opt. Call	AA	2,087,880

5,200	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2006, 5.000%, 12/01/24	12/16 at 100.00	AA	5,805,696

2,000	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds, Series 2003, 5.500%, 11/01/23 (Pre-refunded 11/01/13)	11/13 at 100.00	AA– (4)	2,026,600

	Newberry Investing in Children’s Education, South Carolina, Installment Purchase Revenue Bonds, Newberry County School District Project, Series 2005:
1,500	5.250%, 12/01/23	12/15 at 100.00	A2	1,604,280
2,000	5.250%, 12/01/24	12/15 at 100.00	A2	2,130,160

	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Series 2012:
1,850	5.000%, 11/01/20	No Opt. Call	A–	2,056,442
7,500	5.000%, 11/01/27	No Opt. Call	A–	7,598,325
6,955	5.000%, 11/01/28	No Opt. Call	A–	6,966,406
1,225	5.000%, 11/01/29	No Opt. Call	A–	1,222,881

235	South Carolina JOBS Economic Development Authority, Hospital Facilities Revenue Bonds, Palmetto Health Alliance, Series 2003A, 6.000%, 8/01/13	No Opt. Call	BBB+	235,000

2,000	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue Bonds, Palmetto Health Alliance, Series 2003C, 6.000%, 8/01/13	No Opt. Call	BBB+	2,000,000

94	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)

$1,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding & Improvement Series 2009, 5.000%, 8/01/18	No Opt. Call	BBB+	$1,103,140

6,750	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2004B, 5.250%, 10/01/16 – AMBAC Insured	No Opt. Call	A1	7,661,115

1,520	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue Refunding Bonds, Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A1	1,530,017
41,790	Total South Carolina			44,027,942
	South Dakota – 0.3%

2,385	Deadwood, South Dakota, Certificates of Participation, Crossover Refunding Series 2005, 5.000%, 11/01/18 – ACA Insured	11/15 at 100.00	A	2,533,967

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Huron Regional Medical Center, Series 2005:
760	5.000%, 4/01/17	10/13 at 100.00	A–	762,516
800	5.000%, 4/01/18	10/13 at 100.00	A–	802,560
840	5.000%, 4/01/19	10/13 at 100.00	A–	842,512
820	5.000%, 4/01/20	10/13 at 100.00	A–	822,312

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2007, 5.000%, 11/01/19	5/17 at 100.00	A+	1,087,300

1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2009, 5.000%, 11/01/24	11/19 at 100.00	A+	1,065,760

1,500	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2008, 5.125%, 8/01/28 – AGC Insured	8/18 at 100.00	AA	1,575,090

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Westhills Village Retirement Community Project, Series 2006:
300	4.550%, 9/01/14	No Opt. Call	A	309,336
1,770	5.000%, 9/01/25	9/14 at 100.00	A	1,773,841
11,175	Total South Dakota			11,575,194
	Tennessee – 2.2%

2,265	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.125%, 10/01/28	10/18 at 100.00	AA–	2,578,068

3,460	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009, 6.125%, 10/01/29	10/19 at 100.00	N/R	3,604,490

3,650	Jackson, Tennessee, Hospital Revenue Refunding Bonds, Jackson-Madison County General Hospital Project, Series 2008, 5.250%, 4/01/23	4/18 at 100.00	A+	3,936,927

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
715	5.000%, 7/01/15	No Opt. Call	BBB+	760,767
750	5.000%, 7/01/18	7/16 at 100.00	BBB+	801,548

5,000	Knox County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007, 5.250%, 4/01/27	4/17 at 100.00	BBB+	5,072,800

	Knox County Health, Educational and Housing Facility Board, Tennesse, Hospital Revenue Refunding Bonds, Covenant Health, Series 2012A:
1,400	4.000%, 1/01/22	No Opt. Call	A	1,438,780
3,180	5.000%, 1/01/23	No Opt. Call	A	3,483,563
1,300	4.000%, 1/01/23	No Opt. Call	A	1,317,810
1,750	5.000%, 1/01/24	No Opt. Call	A	1,905,488

	Memphis and Shelby County Port Commission, Tennessee, Port Development Revenue Bonds, Series 2011:
1,480	5.250%, 4/01/23	4/21 at 100.00	AA–	1,677,269

Nuveen Investments	95

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$1,560	5.250%, 4/01/24	4/21 at 100.00	AA–	$1,746,280
1,240	5.250%, 4/01/25	4/21 at 100.00	AA–	1,370,510

1,000	Memphis, Tennessee, General Improvement Bonds, Series 2005, 5.000%, 10/01/16 – NPFG Insured	No Opt. Call	AA	1,132,060

10,000	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A, 5.000%, 12/01/15 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	AA+ (4)	10,160,700

12,155	Memphis, Tennessee, Subordinate Lien Electric System Revenue Bonds, Series 2003A, 5.000%, 12/01/13 – NPFG Insured	No Opt. Call	AA+	12,351,546

3,175	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2007C, 5.000%, 11/01/17 – NPFG Insured	No Opt. Call	AA–	3,556,730

4,430	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009A, 5.125%, 11/01/24	11/19 at 100.00	AA–	4,782,052

	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B:
1,000	5.500%, 11/01/20	11/19 at 100.00	AA–	1,173,050
1,860	5.250%, 11/01/25	11/19 at 100.00	AA–	1,993,157

1,400	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.000%, 9/01/19	9/16 at 100.00	BBB+	1,494,976

2,000	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2003, 5.000%, 9/01/16 – RAAI Insured	9/13 at 100.00	BBB+	2,005,720

11,885	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/20	No Opt. Call	A	13,293,254
76,655	Total Tennessee			81,637,545
	Texas – 8.8%

1,110	Alvin Independent School District, Brazoria County, Texas, General Obligation Bonds, Refunding Series 2007, 4.125%, 2/15/19	2/16 at 100.00	AAA	1,175,612

6,000	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	6,253,140

2,125	Brownsville, Texas, General Obligation Bonds, Refunding Series 2005, 5.000%, 2/15/17 – NPFG Insured	2/15 at 100.00	AA–	2,266,653

3,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Refunding Series 2013A, 5.000%, 1/01/33	1/23 at 100.00	Baa2	2,948,670

3,380	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%, 1/01/46	1/21 at 100.00	Baa2	3,634,649

8,000	Conroe Independent School District, Montgomery County, Texas, General Obligation Bonds, School Building and Refunding Series 2012, 5.000%, 2/15/26	2/21 at 100.00	AAA	9,145,920

1,180	Corinth, Texas, Certificates of Obligation, Series 2007, 4.500%, 2/15/19 – NPFG Insured	2/17 at 100.00	Aa2	1,283,309

5,715	Dallas County Utility and Reclamation District, Texas, General Obligation Bonds, Refunding Series 2005A, 5.150%, 2/15/22 – AMBAC Insured	2/17 at 100.00	A3	6,199,803

4,995	Dallas, Texas, General Obligation Bonds, Refunding & Improvements Series 2007, 4.500%, 2/15/27	2/17 at 100.00	AA+	5,101,543

5	Dallas, Texas, General Obligation Bonds, Refunding & Improvements Series 2007, 4.500%, 2/15/27 (Pre-refunded 2/15/17)	2/17 at 100.00	Aa1 (4)	5,614

10,010	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding Series 2007, 5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA	10,987,376

2,440	El Paso County, Texas, General Obligation Bonds, Refunding Series 2007, 5.000%, 2/15/18 – NPFG Insured	No Opt. Call	AA	2,802,389

96	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

$650	El Paso, Texas, Water and Sewer Revenue Bonds, Refunding Series 2006A, 4.000%, 3/01/18 – AGM Insured	3/15 at 100.00	AA+	$676,078

1,120	Elgin Independent School District, Bastrop County, Texas, General Obligation Bonds, School Building Series 2007, 4.375%, 8/01/19	8/17 at 100.00	AAA	1,231,630

2,000	Fort Bend Independent School District, Fort Bend County, Texas, General Obligation Bonds, School Building Series 2009, 4.550%, 2/15/25	8/19 at 100.00	AA+	2,123,660

2,045	Frisco, Collins and Denton Counties, Texas, Certificates of Obligation, Series 2007, 4.500%, 2/15/16 – AMBAC Insured	No Opt. Call	Aa1	2,240,911

875	Giddings Independent School District, Fayette, Lee, and Washington Counties, Texas, General Obligation Bonds, School Building Series 2007A, 4.250%, 2/15/19	2/17 at 100.00	Aaa	951,755

7,300	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53 (WI/DD, Settling 8/01/13)	10/23 at 100.00	AA	7,091,147

635	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds, Series 2007A, 4.500%, 2/15/18	2/17 at 100.00	AAA	705,644

1,230	Gregg County Health Facilities Development Corporation, Texas, Revenue Bonds, Good Shepherd Medical Center, Series 2006A, 5.000%, 10/01/13	No Opt. Call	BBB+	1,238,069

	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University Project, Improvement and Refunding Series 2010:
875	4.000%, 3/01/21	No Opt. Call	A–	894,478
500	4.000%, 3/01/22	3/21 at 100.00	A–	503,695
800	4.000%, 3/01/23	3/21 at 100.00	A–	797,696
440	4.250%, 3/01/25	3/21 at 100.00	A–	439,406

1,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2004A, 5.250%, 12/01/13	No Opt. Call	A+	1,016,070

1,950	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2008B, 7.125%, 12/01/31 (Pre-refunded 12/01/18)	12/18 at 100.00	A+ (4)	2,522,969

6,930	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, St. Luke’s Episcopal Hospital, Series 1991A, 6.750%, 2/15/21 (ETM)	8/13 at 100.00	AA+ (4)	8,040,602

	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series 2009A:
5,120	5.000%, 11/01/22	11/19 at 100.00	AA	6,046,413
5,385	5.000%, 11/01/23	11/19 at 100.00	AA	6,334,052
5,660	5.000%, 11/01/24	11/19 at 100.00	AA	6,619,766

2,320	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender Option Bond Trust 1014, 13.723%, 11/01/41 (IF) (10)	11/21 at 100.00	AA	2,456,300

	Harrison County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good Shepherd Health System, Refunding Series 2010:
2,270	5.000%, 7/01/19	No Opt. Call	BBB+	2,513,117
2,380	5.000%, 7/01/20	No Opt. Call	BBB+	2,619,833

2,000	Houston Health Facilities Development Corporation, Texas, Revenue Bonds, Buckingham Senior Living Community Inc., Series 2004A, 7.000%, 2/15/23 (Pre-refunded 2/15/14)	2/14 at 101.00	AA+ (4)	2,091,060

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011B:
6,355	5.250%, 9/01/24	9/16 at 100.00	A2	6,976,201
6,920	5.250%, 9/01/25	9/16 at 100.00	A2	7,448,134
4,295	5.250%, 9/01/26	9/16 at 100.00	A2	4,491,883

Nuveen Investments	97

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
$8,000	0.000%, 9/01/22 – AMBAC Insured	No Opt. Call	A2	$5,286,480
3,810	0.000%, 9/01/23 – AMBAC Insured	No Opt. Call	A2	2,373,249

	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011B:
1,900	5.000%, 7/01/25	7/21 at 100.00	A+	2,072,919
2,025	5.000%, 7/01/26	7/21 at 100.00	A+	2,184,732

	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series Series 2012B:
18,225	5.000%, 7/01/31	7/22 at 100.00	A+	18,928,303
5,000	5.000%, 7/01/32	7/22 at 100.00	A+	5,181,750

715	Howard County Junior College District, Texas, General Obligation Bonds, Series 2007, 4.250%, 2/15/18 – AMBAC Insured	2/17 at 100.00	AA–	781,202

1,595	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2005, 5.000%, 8/15/14	No Opt. Call	BBB–	1,644,238

6,075	Laredo, Texas, International Toll Bridge Revenue Bonds, Series 2005B, 5.000%, 10/01/18 – AGM Insured	10/15 at 100.00	AA–	6,619,867

	League City, Texas, Waterworks and Sewer System Revenue Bonds, Series 2008:
1,245	4.000%, 2/15/18 – AGM Insured	2/17 at 100.00	AA	1,351,672
1,315	4.375%, 2/15/23 – AGM Insured	2/17 at 100.00	AA	1,375,582

2,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	BBB–	1,957,280

1,000	Lubbock Educational Facilities Authority, Texas, Revenue Bonds, Lubbock Christian University, Refunding & Improvment Series 2007, 5.000%, 11/01/16	No Opt. Call	BBB	1,099,480

770	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series 2006, 5.000%, 2/15/22 (Pre-refunded 2/15/16)	2/16 at 100.00	AAA	853,637

	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012:
4,340	5.000%, 8/15/24	8/22 at 100.00	AA	4,741,320
4,710	5.000%, 8/15/25	8/22 at 100.00	AA	5,086,094
3,920	5.000%, 8/15/26	8/22 at 100.00	AA	4,174,290
7,025	5.000%, 8/15/27	8/22 at 100.00	AA	7,395,358

3,465	North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003, 5.250%, 12/15/17 (Pre-refunded 12/15/13) – FGIC Insured	12/13 at 100.00	A+ (4)	3,529,588

2,500	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A, 6.000%, 1/01/24	1/18 at 100.00	A2	2,841,250

3,050	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Variable Rate Demand Series 2008-E3, 5.750%, 1/01/38 (Mandatory put 1/01/16)	No Opt. Call	A2	3,381,474

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D:
8,565	5.250%, 9/01/25	9/21 at 100.00	AA	9,618,495
5,000	5.250%, 9/01/26	9/21 at 100.00	AA	5,571,500

	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
2,370	0.000%, 9/01/43	9/31 at 100.00	AA	1,578,041
9,130	0.000%, 9/01/45	9/31 at 100.00	AA	6,682,430

1,000	Northwest Independent School District, Denton County, Texas, General Obligation Bonds, Refunding Series 2006, 4.500%, 2/15/26	2/16 at 100.00	Aaa	1,012,360

98	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

$1,000	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series 2008A, 5.000%, 2/15/25	2/18 at 100.00	Aaa	$1,132,140

875	San Angelo, Texas, Certificates of Obligation Bonds, Tom Green County Series 2007A, 4.400%, 2/15/19 – NPFG Insured	2/17 at 100.00	AA+	956,025

3,400	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AA+ (4)	3,657,142

	San Antonio, Texas, General Obligation Bonds, Series 2006:
1,000	4.125%, 2/01/19	2/16 at 100.00	AAA	1,067,360
1,140	4.250%, 2/01/20	2/16 at 100.00	AAA	1,215,628

575	San Leanna Education Facilities Corporation, Texas, Higher Education Revenue Bonds, Saint Edward’s University Project, Series 2007, 5.000%, 6/01/19	6/17 at 100.00	BBB+	619,160

870	Sunnyvale School District, Texas, General Obligation Bonds, School Building Series 2007, 4.400%, 2/15/20	2/17 at 100.00	AAA	939,026

1,235	Tarrant County Cultural and Educational Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Series 2006A, 5.750%, 11/15/14	No Opt. Call	N/R	1,257,366

4,825	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30	11/21 at 100.00	AA–	4,943,068

5,010	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources, Series 2007A, 5.000%, 2/15/19	2/17 at 100.00	AA–	5,521,020

2,210	Teague Independent School District, Freestone County, Texas, Unlimited Tax General Obligation Bonds, School Building Series 2008, 5.000%, 2/15/19	2/18 at 100.00	AAA	2,528,726

5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/21	No Opt. Call	A3	5,363,050

2,000	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2007, 5.000%, 4/01/17	No Opt. Call	AAA	2,285,960

5,000	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Tender Option Bond Trust 3216, 17.985%, 10/01/14 (IF)	No Opt. Call	AAA	6,992,000

4,645	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2008, Trust 2568, 18.081%, 10/01/15 (IF)	No Opt. Call	Aaa	7,016,087

1,500	Texas State, General Obligation Bonds, Water Financial Assistance, Refunding Series 2007A, 5.000%, 8/01/17	No Opt. Call	Aaa	1,732,095

	Travis County Health Facilities Development Corporation, Texas, Reitrement Facility Revenue Bonds, Querencia Barton Creek, Series 2005:
1,000	5.250%, 11/15/17	11/15 at 100.00	N/R	1,022,070
900	5.500%, 11/15/25	11/15 at 100.00	N/R	904,140

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2007:
5,000	5.250%, 7/01/26	7/17 at 100.00	Baa1	5,106,100
11,300	5.250%, 7/01/28	7/17 at 100.00	Baa1	11,352,997

	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011:
2,675	3.500%, 8/15/18	No Opt. Call	A	2,794,385
2,900	4.000%, 8/15/19	No Opt. Call	A	3,094,097
3,015	4.000%, 8/15/20	No Opt. Call	A	3,178,684
3,135	4.000%, 8/15/21	No Opt. Call	A	3,257,265

500	Victoria Independent School District, Victoria County, Texas, General Obligation Bonds, Series 2007, 5.000%, 2/15/18	2/17 at 100.00	AAA	566,945

Nuveen Investments	99

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

$1,000	Victoria, Texas, Utility System Revenue Refunding Bonds, Series 2007, 4.400%, 12/01/19 – AMBAC Insured	12/17 at 100.00	AA–	$1,094,290

8,830	Williamson County, Texas, General Obligation Bonds, Limited Tax Refunding Series 2012, 5.000%, 2/15/26	2/22 at 100.00	AAA	9,866,730
308,305	Total Texas			326,661,394
	Utah – 0.6%

6,330	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	6,339,685

	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
3,340	5.000%, 9/01/23	9/22 at 100.00	A–	3,745,242
2,000	5.000%, 9/01/25	9/22 at 100.00	A–	2,186,040
2,265	5.000%, 9/01/26	9/22 at 100.00	A–	2,443,754

	Utah, General Obligation Bonds, Series 2009, Trust 2987:
1,250	17.692%, 7/01/21 (IF)	7/18 at 100.00	AAA	2,128,450
2,500	17.692%, 7/01/22 (IF)	7/18 at 100.00	AAA	4,256,900
17,685	Total Utah			21,100,071
	Virgin Islands – 0.2%

1,580	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB+	1,593,146

6,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	BBB+	6,275,460
7,580	Total Virgin Islands			7,868,606
	Virginia – 0.0%

1,260	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	1,171,271
	Washington – 2.2%

5,690	Central Valley School District 356 Spokane County, Washington, Unlimited Tax Deferred Interest General Obligation Bonds, Series 1998B, 0.000%, 12/01/14 – FGIC Insured	No Opt. Call	Aa2	5,655,462

4,930	Clark County Public Utility District 1, Washington, Electric System Revenue Bonds, Series 2007, 5.000%, 1/01/19 – FGIC Insured	1/17 at 100.00	A	5,436,656

1,515	Clark County School District 37, Vancouver, Washington, General Obligation Bonds, Series 1998, 5.250%, 12/01/14 – AGM Insured	No Opt. Call	Aa2	1,615,414

2,735	Douglas County Public Utility District 1, Washington, Revenue Bonds, Wells Hydroelectric, Series 1963, 4.000%, 9/01/18 (ETM)	No Opt. Call	AA (4)	2,937,773

525	King County School District 401, Highline, Washington, General Obligation Bonds, Series 2006, 5.250%, 12/01/25 (Pre-refunded 12/01/16) – AGM Insured	12/16 at 100.00	AA+ (4)	601,808

265	King County School District 412 Shoreline, Washington, General Obligation Bonds, Series 2008, 5.750%, 12/01/21	12/18 at 100.00	AA+	315,914

5,055	King County, Washington, General Obligation Bonds, Harborview Medical Center, Series 2004, 5.000%, 12/01/14 – AMBAC Insured	6/14 at 100.00	AAA	5,257,402

1,175	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series 2005, 5.375%, 12/01/22	12/15 at 100.00	Baa2	1,216,172

1,000	Spokane County School District 81, Spokane, Washington, General Obligation Bonds, Series 2005, 5.000%, 6/01/16 (Pre-refunded 6/01/15) – NPFG Insured	6/15 at 100.00	Aa1 (4)	1,084,000

8,900	Tacoma, Washington, Electric System Revenue Bonds, Series 2004A, 5.250%, 1/01/16 (Pre-refunded 7/01/14) – FGIC Insured	7/14 at 100.00	AA (4)	9,310,112

6,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A	6,080,220

100	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)

	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009:
$3,125	6.250%, 7/01/24	7/19 at 100.00	Baa3	$3,379,219
2,000	6.750%, 7/01/29	7/19 at 100.00	Baa3	2,159,740

3,250	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University, Series 2009, 5.125%, 10/01/24	10/19 at 100.00	Baa1	3,419,293

4,790	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2002, 6.500%, 6/01/26	10/13 at 100.00	A3	4,841,972

3,005	Washington State, General Obligation Bonds, Series 2005A, 5.000%, 1/01/25 – AMBAC Insured	1/15 at 100.00	AA+	3,191,010

3,005	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008, Trust 2599, 17.988%, 1/01/16 (IF)	No Opt. Call	AA+	4,613,787

12,000	Washington, General Obligation Bonds, Series 1992B and Series 1992AT-7, 6.400%, 6/01/17 – NPFG Insured	No Opt. Call	AA+	13,512,360

3,010	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/16 – FGIC Insured	No Opt. Call	AA+	2,952,479

2,275	Washington, Various Purpose General Obligation Bonds, Series 1998C, 5.500%, 7/01/14	No Opt. Call	AA+	2,385,906
74,250	Total Washington			79,966,699
	Wisconsin – 2.6%

2,000	Franklin, Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management of Wisconsin, Inc. Project, Series 2006A, 4.950%, 11/01/16 (Mandatory put 5/01/16) (Alternative Minimum Tax)	No Opt. Call	BBB	2,140,380

	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A:
335	5.000%, 4/01/20	No Opt. Call	Aa3	378,929
795	5.000%, 4/01/21	No Opt. Call	Aa3	892,729
460	5.000%, 4/01/22	No Opt. Call	Aa3	513,006

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A:
1,020	5.000%, 7/15/25	7/21 at 100.00	A	1,057,516
6,015	5.000%, 7/15/27 – AGM Insured	7/21 at 100.00	A2	6,312,442

2,060	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.000%, 6/01/30	6/20 at 100.00	Baa2	2,203,644

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Series 2008B:
1,400	4.350%, 8/15/19	No Opt. Call	AA–	1,557,649
8,670	5.500%, 8/15/29	2/20 at 100.00	AA–	9,116,153

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/23	5/16 at 100.00	BBB	2,036,075

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, EastCastle Place Inc., Series, 5.750%, 12/01/19	11/07 at 100.00	N/R	1,553,415

1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series 2004, 5.375%, 5/01/18	5/14 at 100.00	BBB+	1,285,180

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity HealthCare Ministry, Series 2007:
2,275	5.000%, 9/01/20	9/17 at 100.00	BBB+	2,400,891
2,505	5.000%, 9/01/22	9/17 at 100.00	BBB+	2,569,770

4,245	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19	No Opt. Call	A2	4,458,730

5,760	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	A1	6,464,443

Nuveen Investments	101

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)

$1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center Inc., Series 2004A, 6.125%, 4/01/24 (Pre-refunded 4/01/14)		4/14 at 100.00	N/R (4)	$1,558,710

340	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Vernon Memorial Healthcare Inc., Series 2005, 4.650%, 3/01/15		No Opt. Call	BBB	358,775

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A:
2,455	5.250%, 8/15/19		8/16 at 100.00	A–	2,677,055
11,955	5.250%, 8/15/20		8/16 at 100.00	A–	12,999,628

10,050	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 5.125%, 8/15/21		8/16 at 100.00	A–	10,829,981

775	Wisconsin Housing and Economic Development Authority, Insured Mortgage Revenue Refunding Bonds, Series 1977A, 5.800%, 6/01/17 (ETM)		6/14 at 100.00	AA (4)	847,021

9,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 6.000%, 5/01/27		5/19 at 100.00	AA–	10,415,790

10,170	Wisconsin State, General Obligation Bonds, Series 2005I, 5.000%, 5/01/16 – NPFG Insured		5/15 at 100.00	AA	10,937,632

1,450	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, The Medical College of Wisconsin, Inc., Series 2004A, 5.000%, 12/01/15 – NPFG Insured		12/14 at 100.00	A+	1,522,123
90,485	Total Wisconsin				97,087,667
	Wyoming – 0.1%

3,000	Sweetwater County, Wyoming, Hospital Revenue Refunding Bonds, Memorial Hospital Project, Series 2013A, 5.000%, 9/01/30		9/23 at 100.00	BBB	2,970,990
$3,545,201	Total Municipal Bonds (cost $3,633,225,437)				3,710,121,618

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$197	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	5.500%	7/15/19	N/R	$49,181

57	Las Vegas Monorail Company, Senior Interest Bonds (8), (9)	3.000%	7/15/55	N/R	11,357
$254	Total Corporate Bonds (cost $7,439)				60,538
	Total Investments (cost $3,633,232,876) – 99.4%				3,710,182,156
	Other Assets Less Liabilities – 0.6%				24,197,577
	Net Assets – 100%				$3,734,379,733

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

102	Nuveen Investments

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$3,703,251,876	$6,869,742	$3,710,121,618
Corporate Bonds	—	—	60,538	60,538
Total	$—	$3,703,251,876	$6,930,280	$3,710,182,156

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $3,630,760,947.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$157,534,475
Depreciation	(78,113,266)
Net unrealized appreciation (depreciation) of investments	$79,421,209

Nuveen Investments	103

Portfolio of Investments (Unaudited)

Nuveen Intermediate Duration Municipal Bond Fund (continued)

July 31, 2013

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	During July 2010, the original issue for this security (1,000,000 par, 5.400% coupon and May, 15, 2014 maturity) was restructured into two new securities. The first security, which is 30% of the original issue, has 300,000 par, 0.000% coupon and May 15, 2050 maturity. The second security, which is the remaining 70% of the issue, has a 700,000 par, 5.400% coupon and May 15, 2017 maturity. During September 2011, the Adviser concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	During July 2010, the original issue for this security (1,000,000 par, 5.500% coupon and May, 15, 2015 maturity) was restructured into two new securities. The first security, which is 30% of the original issue, has 300,000 par, 0.000% coupon and May 15, 2050 maturity. The second security, which is the remaining 70% of the issue, has a 700,000 par, 5.500% coupon and May 15, 2018 maturity. During September 2011, the Adviser concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an interest rate of 5.500% maturing on July 15, 2019 and the second with an interest rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(10)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations in inverse floating rate transactions.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

104	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 96.2%

	National – 0.1%

$3,185	BB&T Various States Municipal Trust Pool, Class B Certificates, Series 2011, 0.340%, 9/01/14	No Opt. Call	AA–	$3,184,613
	Alabama – 0.3%

	Health Care Authority for Baptist Health, Alabama, Revenue Bonds, Baptist Health, Series 2006D:
1,000	5.000%, 11/15/13	No Opt. Call	A3	1,012,330
1,000	5.000%, 11/15/14	No Opt. Call	A3	1,043,800

1,075	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A, 5.250%, 1/01/15	1/14 at 100.00	B	1,075,441

5,000	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, 1.650%, 6/01/34 (Mandatory put 3/20/17)	No Opt. Call	A+	4,988,550

570	Pell City, Alabama, Special Care Facilities Financing Authority, Revenue Bonds, Noland Health Services, Series 2007A, 5.000%, 12/01/13 (ETM)	No Opt. Call	Aaa	579,040

3,370	The Special Care Facilities Financing Authority of the City of Birmingham, Alabama, Medical Center East Health Care Facility Revenue Bonds, Series 1986 Refunding, 7.250%, 7/01/15 – NPFG Insured (ETM)	No Opt. Call	A (4)	3,672,019
12,015	Total Alabama			12,371,180
	Alaska – 0.5%

	Alaska State, Sport Fishing Revenue Bonds, Series 2011:
2,680	5.000%, 4/01/18	No Opt. Call	A1	3,047,106
1,360	5.000%, 4/01/19	No Opt. Call	A1	1,555,990

7,745	Anchorage, Alaska, General Obligation Bonds, Series 2003B, 5.000%, 9/01/19 (Pre-refunded 9/01/13) – FGIC Insured	9/13 at 100.00	AA+ (4)	7,775,903

6,870	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	6/14 at 100.00	Ba1	6,251,700
18,655	Total Alaska			18,630,699
	Arizona – 3.8%

1,000	Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Bonds, Series 2013A, 4.000%, 7/01/16	No Opt. Call	AA	1,090,260

295	Arizona Board of Regents, University of Arizona, System Revenue Refunding Bonds, Series 1992A, 6.200%, 6/01/16	No Opt. Call	AA	317,547

	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A:
550	2.000%, 2/01/15	No Opt. Call	BBB+	558,014
1,000	3.000%, 2/01/16	No Opt. Call	BBB+	1,037,830
950	4.000%, 2/01/17	No Opt. Call	BBB+	1,019,550
2,000	5.000%, 2/01/18	No Opt. Call	BBB+	2,246,340

2,955	Arizona School Facilities Board, Certificates of Participation, Series 2008, 5.500%, 9/01/16	No Opt. Call	A+	3,363,174

895	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/27 – AMBAC Insured	7/15 at 100.00	Aa3	942,632

	Arizona State, Certificates of Participation, Department of Administration Series 2010B:
11,950	5.000%, 10/01/16 – AGC Insured	No Opt. Call	AA–	13,270,834
760	5.000%, 10/01/17 – AGM Insured	No Opt. Call	AA–	854,179

7,760	Arizona State, Certificates of Participation, Series 2008A, 5.000%, 9/01/21 – AGM Insured	3/18 at 100.00	AA–	8,375,989

	Arizona State, Certificates of Participation, Series 2010A:
4,700	5.000%, 10/01/16 – AGM Insured	No Opt. Call	AA–	5,219,491
11,935	5.000%, 10/01/17 – AGM Insured	No Opt. Call	AA–	13,413,985
2,960	5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA–	3,392,219

Nuveen Investments	105

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)

	Arizona State, State Lottery Revenue Bonds, Series 2010A:
$4,470	5.000%, 7/01/15 – AGM Insured	No Opt. Call	AA	$4,841,144
1,905	5.000%, 7/01/16 – AGM Insured	No Opt. Call	AA	2,121,179
2,395	5.000%, 7/01/17 – AGM Insured	No Opt. Call	AA	2,723,498
5,100	5.000%, 7/01/18 – AGM Insured	No Opt. Call	AA	5,899,833
95	5.000%, 7/01/20 – AGM Insured	No Opt. Call	AA	110,392

	City of Mesa, Arizona, General Obligation Refunding Bonds, Series 2012:
2,000	2.000%, 7/01/14	No Opt. Call	AA	2,031,200
1,855	3.000%, 7/01/17 – SYNCORA GTY Insured	No Opt. Call	AA	1,970,307
1,425	4.000%, 7/01/20	No Opt. Call	AA	1,571,903
2,225	4.000%, 7/01/21	No Opt. Call	AA	2,425,829
2,055	4.000%, 7/01/22	No Opt. Call	AA	2,211,406

2,205	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%, 8/01/19 – NPFG Insured	8/16 at 100.00	A1	2,440,715

3,000	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/15 (ETM)	No Opt. Call	N/R (4)	3,223,770

3,550	Mesa, Arizona, Excise Tax Revenue Bonds, Series 2013, 5.000%, 7/01/27	7/17 at 100.00	AA+	3,792,962

	Mesa, Arizona, Street and Highway User Revenue Refunding Bonds, Series 2012:
2,020	5.000%, 7/01/16	No Opt. Call	AA	2,250,442
2,040	5.000%, 7/01/21	No Opt. Call	AA	2,322,540
4,015	5.000%, 7/01/22	No Opt. Call	AA	4,526,953

	Mesa, Arizona, Utility System Revenue Bonds, Refunding Series 2012:
5,370	5.000%, 7/01/20	No Opt. Call	Aa2	6,262,387
6,115	5.000%, 7/01/21	No Opt. Call	Aa2	7,090,281

3,070	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Refunding Series 2011, 4.000%, 7/01/15	No Opt. Call	AAA	3,279,282

19,685	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2009B, 4.000%, 1/01/18	No Opt. Call	Aa1	22,021,806

755	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/16	No Opt. Call	A–	819,356

300	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007, 4.500%, 4/01/17	4/14 at 100.00	A–	300,867

650	Vistancia Community Facilities District, Peoria, Arizona, General Obligation Bonds, Series 2005, 5.000%, 7/15/14	No Opt. Call	A1	667,303

1,925	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	1,712,307
127,935	Total Arizona			141,719,706
	Arkansas – 0.1%

3,000	Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds, Entergy Arkansas, Inc. Project, Series 2013, 1.550%, 10/01/17	No Opt. Call	A–	2,988,660
	California – 4.4%

	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Refunding Bonds, Series 2013A:
1,040	5.000%, 10/01/19	No Opt. Call	A	1,214,710
1,755	5.000%, 10/01/20	No Opt. Call	A	2,041,170
2,300	5.000%, 10/01/21	No Opt. Call	A	2,655,672

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010L:
3,620	5.000%, 5/01/16	No Opt. Call	AA	4,040,427
3,410	5.000%, 5/01/17	No Opt. Call	AA	3,905,405

3,825	California Department of Water Resources, Power Supply Revenue Bonds, Series 2010M, 4.000%, 5/01/16	No Opt. Call	AA	4,167,491

106	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$3,015	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.000%, 7/01/27 (Mandatory put 7/01/14)	No Opt. Call	A	$3,138,766

1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Series 2005, 5.000%, 11/15/13	No Opt. Call	AAA	1,013,890

1,875	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2008A, 1.450%, 8/15/33 (Mandatory put 3/15/17)	No Opt. Call	AA	1,865,231

2,400	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2012C, 1.450%, 8/15/23 (Mandatory put 3/15/17)	No Opt. Call	AA	2,387,496

4,000	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013C, 5.000%, 7/01/43 (Mandatory put 10/15/19)	No Opt. Call	AA–	4,582,240

5,450	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013D, 5.000%, 7/01/43 (Mandatory put 10/15/20)	No Opt. Call	AA–	6,194,961

	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I:
4,440	5.000%, 11/01/16	No Opt. Call	A2	5,002,592
3,675	5.000%, 11/01/17	No Opt. Call	A2	4,222,979

	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
1,660	5.000%, 7/01/16	No Opt. Call	Aa2	1,861,889
320	5.250%, 7/01/21	7/19 at 100.00	Aa2	376,662

4,185	California State, Economic Recovery Revenue Bonds, Refunding Series 2009B, 5.000%, 7/01/23 (Mandatory put 7/01/14)	No Opt. Call	Aa2	4,367,885

5,000	California State, General Obligation Bonds, Various Purpose Series 2009, 5.000%, 10/01/16	No Opt. Call	A1	5,655,700

	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009A:
5,000	5.000%, 4/01/14	No Opt. Call	A+	5,160,150
5,015	5.000%, 4/01/16	No Opt. Call	A+	5,558,325

1,955	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009E-1, 5.000%, 4/01/44 (Mandatory put 5/01/17)	No Opt. Call	A+	2,211,887

1,110	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2002C, 5.000%, 11/01/29 (Mandatory put 5/01/17)	No Opt. Call	A+	1,255,854

1,000	Del Mar Race Track Authority, California, Revenue Bonds, Series 2005, 5.000%, 8/15/13	No Opt. Call	BBB–	1,000,820

	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
1,355	4.000%, 1/01/18	No Opt. Call	BBB–	1,430,460
1,410	5.000%, 1/01/19	No Opt. Call	BBB–	1,548,871
1,500	5.000%, 1/01/20	No Opt. Call	BBB–	1,626,030
1,595	5.000%, 1/01/21	No Opt. Call	BBB–	1,713,907

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
3,170	5.000%, 6/01/15	No Opt. Call	A1	3,372,817
2,665	5.000%, 6/01/16	No Opt. Call	A2	2,917,216
24,580	4.500%, 6/01/27	6/17 at 100.00	B	22,330,193
650	5.000%, 6/01/33	6/17 at 100.00	B	529,646

11,900	Inland Valley Development Agency, California, Tax Allocation Bonds, Series 2011C, 4.500%, 3/01/41 (Mandatory put 3/01/16)	No Opt. Call	A	12,507,376

1,835	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Lien Series 2010B, 5.000%, 6/01/20	No Opt. Call	AAA	2,179,870

Nuveen Investments	107

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$4,560	Los Angeles County Sanitation Districts Financing Authority, California, Revenue Bonds, Capital Projects Revenue Bonds, Series 2013A, 5.000%, 10/01/16	No Opt. Call	AA+	$5,165,249

965	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AA+ (4)	1,126,570

	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
1,850	5.000%, 9/01/19 – AMBAC Insured	9/16 at 100.00	AAA	2,005,289
2,255	5.000%, 9/01/20 – AMBAC Insured	9/16 at 100.00	AAA	2,418,916

6,160	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Bond Anticipation Notes Series 2010, 0.000%, 5/01/15	No Opt. Call	AA	6,082,569

6,250	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21	11/20 at 100.00	Baa3	6,514,438

1,715	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Series 2003C, 5.750%, 9/01/22 (Pre-refunded 9/01/13)	9/13 at 101.00	N/R (4)	1,738,581

170	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	Aaa	217,190

	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
1,420	5.000%, 9/01/14	No Opt. Call	Baa2	1,469,728
1,500	5.000%, 9/01/15	No Opt. Call	Baa2	1,590,240

2,200	San Francisco Public Utilities Commission, California, Wastewater Revenue Bonds, Series 2013A, 4.000%, 10/01/15	No Opt. Call	AA–	2,370,412

750	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll Road Revenue Bonds, Series 1993, 0.000%, 1/01/14 (ETM)	No Opt. Call	Aaa	749,108

5,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2004A, 4.250%, 8/01/15 – NPFG Insured	8/14 at 100.00	A	5,085,650

1,995	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/15 – NPFG Insured	No Opt. Call	A	2,153,024

	Sierra View Local Health Care District, California, Revenue Bonds, Refunding Series 2010:
500	3.500%, 7/01/16	No Opt. Call	A	515,970
500	3.800%, 7/01/17	No Opt. Call	A	520,310
155,500	Total California			163,761,832
	Colorado – 2.0%

2,750	Broomfield, Colorado, Sewer Activity Enterprise, Sewer and Wastewater Reclamation Revenue Bonds, Refunding Series 2012, 4.000%, 12/01/20	No Opt. Call	A2	2,978,030

	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006:
1,000	5.000%, 6/01/14	No Opt. Call	A–	1,036,830
2,320	5.250%, 6/01/17	6/16 at 100.00	A–	2,544,530

1,120	Colorado State Board of Community Colleges and Occupational Education, Systemwide Revenue Bonds, Series 2010C, 4.000%, 11/01/14	No Opt. Call	Aa3	1,166,771

	Colorado Water Resources and Power Development Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004A:
80	5.000%, 9/01/23 (Pre-refunded 9/01/14)	9/14 at 100.00	Aaa	84,161
3,840	5.000%, 9/01/23 (Pre-refunded 9/01/14)	9/14 at 100.00	AAA	4,039,718

1,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/19	No Opt. Call	A	1,724,715

108	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)

	Denver School District 1, Colorado, General Obligation Bonds, Series 2012B:
$4,515	4.000%, 12/01/19	No Opt. Call	AA+	$5,080,007
7,120	4.000%, 12/01/20	No Opt. Call	AA+	7,945,422

	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, Stapleton Senior Refunding Series 2013A-1:
3,290	5.000%, 12/01/14	No Opt. Call	A–	3,487,170
2,295	5.000%, 12/01/15	No Opt. Call	A–	2,515,481

15,955	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007C-2, 5.000%, 9/01/39 (Mandatory put 9/01/13) – NPFG Insured	No Opt. Call	A	16,011,481

4,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004C, 5.000%, 9/01/17 – NPFG Insured	No Opt. Call	A	4,871,250

2,550	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 5.000%, 9/01/13 – NPFG Insured (ETM)	No Opt. Call	Baa1 (4)	2,560,124

2,665	Eagle, Garfield and Routt Counties School District RE50J, Colorado, General Obligation Bonds, Series 2005, 5.000%, 12/01/15 – AGM Insured	No Opt. Call	Aa2	2,935,391

955	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.100%, 1/01/17	No Opt. Call	N/R	972,095

10,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C, 5.800%, 6/15/25 (Pre-refunded 6/15/16) – AGM Insured	6/16 at 100.00	AA– (4)	11,416,600

	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013:
1,200	4.000%, 12/01/15	No Opt. Call	N/R	1,231,188
1,000	5.000%, 12/01/17	No Opt. Call	N/R	1,063,250
1,000	5.000%, 12/01/18	No Opt. Call	N/R	1,074,070
69,655	Total Colorado			74,738,284
	Connecticut – 0.6%

3,840	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series 1999B, 1.550%, 11/15/29 (Mandatory put 2/01/17)	No Opt. Call	AA+	3,841,690

540	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource Center of Connecticut, Inc., Series 2007, 5.200%, 8/15/17	No Opt. Call	N/R	563,161

1,700	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	1/14 at 100.00	BBB	1,701,700

	New Britain, Connecticut, General Obligation Bonds, Series 2012:
2,670	3.000%, 3/15/16 – AGM Insured	No Opt. Call	A2	2,804,381
2,670	3.000%, 3/15/17 – AGM Insured	No Opt. Call	A2	2,819,360

1,915	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2010A-1, 5.000%, 2/01/14	No Opt. Call	A2	1,959,983

	West Haven, Connecticut, General Obligation Bonds, Series 2012:
2,500	5.000%, 8/01/16 (WI/DD, Settling 8/06/13) – AGM Insured	No Opt. Call	AA–	2,711,875
2,095	5.000%, 8/01/22 – AGM Insured	No Opt. Call	AA–	2,263,836
2,000	5.000%, 8/01/23 – AGM Insured	8/22 at 100.00	AA–	2,136,160
1,000	5.000%, 8/01/25 – AGM Insured	8/22 at 100.00	AA–	1,032,750
20,930	Total Connecticut			21,834,896
	Delaware – 0.6%

755	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center, Series 2005A, 5.000%, 6/01/14	No Opt. Call	BBB–	774,358

	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
200	4.000%, 7/01/14	No Opt. Call	BBB–	202,508

Nuveen Investments	109

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Delaware (continued)
$275	4.000%, 7/01/15	No Opt. Call	BBB–	$280,775
600	4.000%, 7/01/16	No Opt. Call	BBB–	612,498
1,000	5.000%, 7/01/18	No Opt. Call	BBB–	1,052,180
1,905	5.000%, 7/01/19	No Opt. Call	BBB–	1,984,553
2,000	5.000%, 7/01/20	No Opt. Call	BBB–	2,083,540
275	5.000%, 7/01/21	No Opt. Call	BBB–	281,853

8,850	Delaware State, General Obligation Bonds, Series 2013A, 5.000%, 8/01/17	No Opt. Call	AAA	10,249,539

5,000	University of Delaware, Revenue Bonds, Series 2013C, 0.700%, 11/01/37 (Mandatory put 5/01/16)	No Opt. Call	AA+	4,956,450
20,860	Total Delaware			22,478,254
	District of Columbia – 0.1%

	District of Columbia, Income Tax Secured Revenue Bonds, Series 2009D:
1,100	5.000%, 12/01/16	No Opt. Call	AAA	1,251,778
1,105	5.000%, 12/01/17	No Opt. Call	AAA	1,282,562
2,205	Total District of Columbia			2,534,340
	Florida – 5.4%

	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1:
35	5.500%, 6/01/14	No Opt. Call	A+	36,448
7,510	6.000%, 6/01/16	No Opt. Call	A+	8,496,664
295	5.375%, 6/01/16	No Opt. Call	A+	328,816
1,885	5.500%, 6/01/17	No Opt. Call	A+	2,146,280

	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1:
4,000	5.000%, 6/01/18	No Opt. Call	A+	4,541,640
170	5.000%, 6/01/19	No Opt. Call	A+	193,057

	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1:
5,225	5.000%, 6/01/14	No Opt. Call	A+	5,419,475
610	5.250%, 6/01/17	No Opt. Call	A+	688,922

6,000	Escambia County, Florida, Pollution Control Revenue Refunding Bonds, Gulf Power Company Project, Series 2003, 1.550%, 6/01/23 (Mandatory put 6/15/16) (Alternative Minimum Tax)	No Opt. Call	A	6,063,360

	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
1,265	5.000%, 3/01/14 – NPFG Insured	No Opt. Call	A+	1,298,497
7,535	5.000%, 3/01/15 – NPFG Insured	No Opt. Call	A+	8,023,193
540	5.000%, 3/01/16 – NPFG Insured	No Opt. Call	A+	592,310
2,595	5.000%, 3/01/17 – NPFG Insured	No Opt. Call	A+	2,892,672

	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1:
10,400	5.000%, 6/01/15	No Opt. Call	A+	11,168,248
7,625	5.000%, 6/01/17	No Opt. Call	A+	8,541,144

	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B:
4,480	5.000%, 7/01/17 – NPFG Insured	No Opt. Call	AA–	5,101,824
6,575	5.000%, 7/01/19 – NPFG Insured	7/17 at 101.00	AA–	7,389,971

10,000	Florida Hurricane Catastrophe Fund, Financial Corporation Revenue Bonds, Series 2010A, 5.000%, 7/01/15	No Opt. Call	AA	10,800,300

2,605	Florida Municipal Power Agency, Revenue Bonds, St. Lucie Project, Refunding Series 2011A, 5.000%, 10/01/20	No Opt. Call	A2	3,020,498

500	Florida Municipal Power Agency, Revenue Bonds, St. Lucie Project, Refunding Series 2012A, 4.000%, 10/01/15	No Opt. Call	A1	534,745

	Florida State Board of Education, Lottery Revenue Bonds, Series 2010A:
6,155	5.000%, 7/01/15	No Opt. Call	AAA	6,682,114

110	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$2,830	5.000%, 7/01/16	No Opt. Call	AAA	$3,166,770
1,215	5.000%, 7/01/17	No Opt. Call	AAA	1,390,640

1,500	Florida State Department of General Services, Division of Facilities Management, Florida Facilities Pool Revenue Bonds, Series 2005A, 5.000%, 9/01/18 – AMBAC Insured	No Opt. Call	AA+	1,651,080

4,615	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series 1986, 7.650%, 7/01/16 – FGIC Insured	No Opt. Call	A	5,319,895

500	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2003D, 5.875%, 11/15/29 (Pre-refunded 11/15/13)	11/13 at 100.00	N/R (4)	507,930

1,650	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Refunding Bonds, Tampa General Hospital, Series 2003A, 5.000%, 10/01/13	No Opt. Call	A3	1,662,920

	Jacksonville, Florida, Special Revenue Bonds, Series 20120C:
2,500	5.000%, 10/01/17	No Opt. Call	Aa2	2,878,325
3,000	5.000%, 10/01/18	No Opt. Call	Aa2	3,507,450
2,000	5.000%, 10/01/19	No Opt. Call	Aa2	2,358,800
1,275	5.000%, 10/01/20	No Opt. Call	Aa2	1,502,129

900	JEA, Florida, Electric System Revenue Bonds, Subordinate Series 2013B, 5.000%, 10/01/15	No Opt. Call	AA	984,906

	Manatee County, Florida, Revenue Refunding and Improvement Bonds, Series 2013:
1,000	5.000%, 10/01/15	No Opt. Call	AA+	1,095,360
2,500	5.000%, 10/01/20	No Opt. Call	AA+	2,932,275

1,540	Marion County School Board, Florida, Certificates of Participation, Series 2007B, 5.000%, 6/01/18 – AMBAC Insured	6/17 at 100.00	A1	1,703,502

355	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative Minimum Tax)	6/20 at 100.00	Ba1	327,672

	Miami-Dade County Industrial Development Authority, Florida, Solid Waste Revenue Bonds, Waste Management Inc. of Florida Projects 1&2, Series 2004:
3,725	3.750%, 12/01/18	No Opt. Call	BBB	3,819,094
4,000	3.750%, 12/01/18	No Opt. Call	BBB	4,101,040

	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquistion, Series 2010E:
1,515	4.000%, 4/01/15	No Opt. Call	Aa3	1,594,841
1,640	4.000%, 4/01/17	No Opt. Call	Aa3	1,773,988
1,705	5.000%, 4/01/18	No Opt. Call	Aa3	1,938,534
1,790	5.000%, 4/01/19	No Opt. Call	Aa3	2,049,228
1,880	5.000%, 4/01/20	No Opt. Call	Aa3	2,148,314

2,855	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B, 5.250%, 10/01/17 – AGM Insured	No Opt. Call	AA–	3,295,812

	North Brevard County Hospital District, Florida, Revenue Bonds, Parrish Medical Center Project, Refunding Series 2008:
1,220	5.000%, 10/01/14	No Opt. Call	A–	1,274,973
1,145	5.125%, 10/01/16	No Opt. Call	A–	1,263,313

12,035	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.000%, 10/01/20	No Opt. Call	A	13,159,911

2,000	Okeechobee County, Florida, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004A, 2.250%, 7/01/39 (Mandatory put 7/01/16)	No Opt. Call	BBB	2,000,200

5,075	Orlando Utilities Commission, Florida, Water and Electric Revenue Bonds, Series 1996A, 3.750%, 10/01/23 (Pre-refunded 10/01/13)	10/13 at 100.00	AA (4)	5,105,196

2,170	Orlando-Orange County Expressway Authority, Florida, Senior Lien Revenue Bonds, Series 1988, 7.625%, 7/01/18 – AMBAC Insured (ETM)	No Opt. Call	AA (4)	2,679,299

Nuveen Investments	111

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Series 2004:
$2,105	5.000%, 4/01/18 – NPFG Insured	4/14 at 100.00	Aa3	$2,169,455
2,020	5.000%, 4/01/19 – NPFG Insured	4/14 at 100.00	Aa3	2,081,307

5,000	Palm Beach County Solid Waste Authority, Florida, Refunding Revenue Bonds, Series 2011, 5.000%, 10/01/25	10/21 at 100.00	AA+	5,462,600

7,425	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%, 11/01/16 (ETM)	No Opt. Call	Aaa	8,248,878

2,250	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperative, Series 2007A, 5.350%, 3/15/42 (Mandatory put 5/01/18) – AMBAC Insured	No Opt. Call	A–	2,592,360

	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
275	3.000%, 9/01/14	No Opt. Call	A+	282,120
400	3.000%, 9/01/15	No Opt. Call	A+	417,392
400	4.000%, 9/01/17	No Opt. Call	A+	437,736
875	5.000%, 9/01/18	No Opt. Call	A+	1,004,596
735	5.000%, 9/01/19	No Opt. Call	A+	847,190
705	5.000%, 9/01/20	No Opt. Call	A+	809,199
575	5.000%, 9/01/21	No Opt. Call	A+	657,426

110	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	81,506

340	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	205,554

115	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	51,563

165	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/17 (5)	No Opt. Call	N/R	2

20	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. RMKT, 6.375%, 5/01/17 (5)	No Opt. Call	N/R	14,932

225	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1, 6.375%, 5/01/17	No Opt. Call	N/R	215,651

740	Tolomato Community Development District, Florida, Special Assessment Bonds, Southern/Forbearance Parcel Series 2007-2, 6.375%, 5/01/17 (5)	No Opt. Call	N/R	303,282

3,110	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2004, 5.250%, 10/01/16 – AGM Insured	No Opt. Call	AA–	3,418,792
183,730	Total Florida			200,455,116
	Georgia – 3.1%

7,150	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/18 – FGIC Insured	No Opt. Call	A1	8,501,493

8,910	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, First Series 2012, 1.750%, 12/01/49 (Mandatory put 6/01/17)	No Opt. Call	A	8,925,414

17,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, Second Series 2012, 1.750%, 12/01/49 (Mandatory put 6/01/17)	No Opt. Call	A	17,029,410

13,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant, Series 2008, 1.400%, 11/01/48 (Mandatory put 4/01/15)	No Opt. Call	A+	13,041,600

112	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)

$5,000	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Fourth Series 1995, 1.200%, 10/01/32 (Mandatory put 4/01/14)	No Opt. Call	A+	$5,001,800

3,700	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company, Ninth Series 1994, 1.200%, 10/01/32 (Mandatory put 4/01/14)	No Opt. Call	A+	3,701,332

3,345	Cobb County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Georgia Waste Management Project, Series 2004A, 2.000%, 4/01/33 (Mandatory put 10/01/14)	No Opt. Call	BBB	3,357,276

	Columbia County, Georgia, General Obligation Sales Tax Bonds, Series 2009:
1,335	5.000%, 4/01/15	No Opt. Call	AAA	1,437,608
1,450	5.000%, 4/01/17	No Opt. Call	AAA	1,657,321

	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A:
700	4.000%, 10/01/14	No Opt. Call	Aa3	729,701
200	2.000%, 10/01/14	No Opt. Call	Aa3	203,832
500	4.000%, 10/01/15	No Opt. Call	Aa3	535,975

1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W. Woodruff Arts Center, Inc. Project, Refunding Series 2009B, 5.000%, 3/15/16	No Opt. Call	A2	1,101,050

280	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1991V, 6.600%, 1/01/18 – NPFG Insured	No Opt. Call	A1	312,276

2,105	Georgia State, General Obligation Bonds, Series 2009B, 4.000%, 1/01/21	1/19 at 100.00	AAA	2,304,217

11,440	Georgia State, General Obligation Bonds, Series 2009D, 5.000%, 5/01/20	5/19 at 100.00	AAA	13,492,336

10,000	Gwinnett County School District, Georgia, General Obligation Bonds, Sales Tax Series 2012A, 4.000%, 10/01/16	No Opt. Call	AAA	11,005,100

3,300	Henry County School District, Georgia, General Obligation Bonds, Refunding Series 2012, 2.000%, 12/01/14	No Opt. Call	AA+	3,376,956

135	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18 – NPFG Insured	No Opt. Call	Aa2	153,261

1,000	Municipal Electric Authority of Georgia, Combined Cycle Project Revenue Bonds, Series 2012A, 4.000%, 11/01/14	No Opt. Call	A1	1,045,440

1,000	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Refunding Subordinate Lien Series 2011A, 4.000%, 1/01/15	No Opt. Call	A+	1,049,560

7,615	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/18	No Opt. Call	A+	8,830,887

	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University Project, Refunding Series 2012C:
500	5.000%, 10/01/17	No Opt. Call	Baa2	548,790
580	5.000%, 10/01/20	No Opt. Call	Baa2	638,940

	Richmond County Board of Education, Georgia, General Obligation Bonds, Sales Tax Series 2012:
3,300	5.000%, 10/01/15	No Opt. Call	AA+	3,622,212
2,000	3.000%, 10/01/15	No Opt. Call	AA+	2,109,160
106,545	Total Georgia			113,712,947
	Hawaii – 1.5%

	Hawaii State, General Obligation Bonds, Refunding Series 2011EA:
2,660	5.000%, 12/01/16	No Opt. Call	AA	3,025,138
7,500	5.000%, 12/01/17	No Opt. Call	AA	8,708,625

15,000	Hawaii State, General Obligation Bonds, Series 2008D-K, 5.000%, 5/01/16	No Opt. Call	AA	16,753,650

6,415	Hawaii State, General Obligation Bonds, Series 2011DZ, 5.000%, 12/01/18	No Opt. Call	AA	7,563,927

Nuveen Investments	113

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Hawaii (continued)

$4,500	Hawaii State, General Obligation Bonds, Series 2012EE, 5.000%, 11/01/20	No Opt. Call	AA	$5,350,320

8,290	Hawaii State, General Obligation Bonds, Series 2012EF, 5.000%, 11/01/20	No Opt. Call	AA	9,856,478

	Hawaii State, Highway Revenue Bonds, Series 2011A:
405	4.000%, 1/01/15	No Opt. Call	AA+	425,663
2,145	4.000%, 1/01/16	No Opt. Call	AA+	2,316,471
46,915	Total Hawaii			54,000,272
	Illinois – 8.8%

1,240	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project, Series 2010, 5.000%, 11/01/20	No Opt. Call	BBB	1,353,386

1,000	Bourbonnais, Illinois, Revenue Bonds, Olivet Nazarene University, Refunding Series 2007, 5.000%, 11/01/15 – RAAI Insured	No Opt. Call	BBB	1,065,910

1,405	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%, 12/01/17 – FGIC Insured	No Opt. Call	A+	1,245,153

4,020	Chicago, Illinois, General Obligation Bonds, Modern Schools Arcoss Chicago Program, Series 2007J, 5.000%, 12/01/21 – AMBAC Insured	12/16 at 100.00	AA–	4,199,694

2,000	Community Unit School District 308, Oswego, in the Counties of Kendall, Kane, and Will, Illinois, General Obligation Bonds, Series 2004, 5.375%, 10/01/18 (Pre-refunded 10/01/14) – AGM Insured	10/14 at 100.00	Aa2 (4)	2,120,660

7,195	Cook County, Illinois, General Obligation Bonds, Refunding Series 2009A, 5.000%, 11/15/17	No Opt. Call	AA	8,206,617

4,750	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/22	11/20 at 100.00	AA	5,305,180

3,315	Cook County, Illinois, General Obligation Bonds, Refunding Series 2011A, 5.000%, 11/15/18	No Opt. Call	AA	3,821,631

	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
3,445	5.000%, 11/15/27	11/22 at 100.00	AA	3,617,767
3,000	5.000%, 11/15/33	No Opt. Call	AA	3,035,340

1,930	Glendale Heights, Illinois, Hospital Revenue Bonds, Glendale Heights Hospital, Series 1985B, 7.100%, 12/01/15 (ETM)	No Opt. Call	Aaa	2,102,002

920	Huntley, Illinois, Special Service Area 10, Special Tax Bonds, Series 2007, 4.600%, 3/01/17 – AGC Insured	No Opt. Call	AA–	970,122

1,095	Illinois Development Finance Authority, Revenue Bonds, Provena Health, Series 1998A, 5.750%, 5/15/14 – NPFG Insured	10/13 at 100.00	A	1,100,070

1,250	Illinois Development Finance Authority, Revenue Bonds, St Vincent de Paul Center Project, Series 2013A, 1.875%, 11/15/39 (Mandatory put 3/01/19)	No Opt. Call	AA+	1,207,125

1,175	Illinois Educational Facilities Authority, Revenue Bonds, Art Institute of Chicago, Series 1998A, 5.000%, 3/01/30 (Mandatory put 3/01/17)	No Opt. Call	A1	1,292,958

2,745	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 1998B, 3.375%, 7/01/25 (Mandatory put 2/03/14)	No Opt. Call	Aa1	2,787,904

8,000	Illinois Educational Facilities Authority, Revenue Bonds, University of Chicago, Series 2004B2, 3.450%, 7/01/36 (Mandatory put 2/15/18)	No Opt. Call	Aa1	7,782,640

11,300	Illinois Finance Authority, Midwestern Disaster Area Industrial Development Revenue Bonds, Cargill, Incorporated Project, Series 2012, 1.550%, 11/01/38 (Mandatory put 11/01/17)	No Opt. Call	A	11,097,391

8,665	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	A–	8,824,003

3,575	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008C-3B, 4.375%, 11/01/38 (Mandatory put 7/01/14)	No Opt. Call	AA	3,698,659

114	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

$3,000	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012E-1, 5.000%, 11/15/42 (Mandatory put 5/01/15)	5/15 at 100.00	AA+	$3,220,770

2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008B, 5.500%, 8/15/21	8/18 at 100.00	AA–	2,198,480

1,360	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 4.750%, 11/15/14	No Opt. Call	A	1,430,856

1,200	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.000%, 5/15/17	No Opt. Call	AA–	1,347,828

	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2005:
1,100	5.000%, 8/15/14	No Opt. Call	AA–	1,144,935
1,175	5.000%, 8/15/15	No Opt. Call	AA–	1,258,331
1,000	5.000%, 8/15/16 – AGC Insured	No Opt. Call	AA–	1,098,590
875	5.000%, 8/15/18	No Opt. Call	AA–	981,663
355	5.250%, 8/15/19	No Opt. Call	AA–	403,255

2,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2009A, 5.500%, 2/15/16	No Opt. Call	AA–	2,209,660

5,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2012A, 5.000%, 10/01/20	No Opt. Call	Aa1	5,900,650

2,510	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/25	11/16 at 100.00	BBB+	2,556,661

410	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 1999, 5.500%, 8/15/19	10/13 at 100.00	BBB–	410,619

3,000	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.250%, 2/01/16 – FGIC Insured	No Opt. Call	A+	3,320,940

2,080	Illinois State Department of Employment Security, Unemployment Insurance Fund Building Receipts Revenue Bonds, Series 2012A, 5.000%, 6/15/14	No Opt. Call	AA+	2,166,674

	Illinois State Department of Employment Security, Unemployment Insurance Fund Building Receipts Revenue Bonds, Series 2012B:
2,525	5.000%, 6/15/18	12/16 at 100.00	AA+	2,864,032
3,010	5.000%, 12/15/18	6/16 at 100.00	AA+	3,363,735
1,705	5.000%, 6/15/19	6/15 at 100.00	AA+	1,835,484
3,250	5.000%, 12/15/19	12/14 at 100.00	AA+	3,448,673

2,940	Illinois State, General Obligation Bonds, Refunding Series 2004B, 5.000%, 3/01/14	No Opt. Call	A–	3,012,794

	Illinois State, General Obligation Bonds, Refunding Series 2006:
920	5.000%, 1/01/14	No Opt. Call	A–	936,367
190	5.000%, 1/01/15	No Opt. Call	A–	200,788
3,570	5.000%, 1/01/16	No Opt. Call	A–	3,866,310

	Illinois State, General Obligation Bonds, Refunding Series 2007B:
1,525	5.000%, 1/01/16	No Opt. Call	A–	1,651,575
1,115	5.250%, 1/01/20	No Opt. Call	A–	1,248,666

335	Illinois State, General Obligation Bonds, Refunding Series 2008, 4.250%, 4/01/16	No Opt. Call	A–	358,329

	Illinois State, General Obligation Bonds, Refunding Series 2010:
2,860	5.000%, 1/01/14	No Opt. Call	A–	2,910,879
1,255	5.000%, 1/01/15	No Opt. Call	A–	1,326,259
1,505	5.000%, 1/01/16	No Opt. Call	A–	1,629,915
5,045	5.000%, 1/01/17 – AGM Insured	No Opt. Call	AA–	5,586,429
490	5.000%, 1/01/17	No Opt. Call	A–	538,819
4,995	5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA–	5,593,901
22,010	5.000%, 1/01/18	No Opt. Call	A–	24,550,614
535	5.000%, 1/01/19	No Opt. Call	A–	596,322

Nuveen Investments	115

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

$885	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/14 (ETM)	No Opt. Call	N/R (4)	$902,629

	Illinois State, General Obligation Bonds, Refunding Series 2012:
7,000	5.000%, 8/01/15	No Opt. Call	A–	7,532,560
8,000	5.000%, 8/01/16	No Opt. Call	A–	8,773,280
5,250	5.000%, 8/01/17	No Opt. Call	A–	5,826,660
5,030	5.000%, 8/01/18	No Opt. Call	A–	5,628,771
5,170	5.000%, 8/01/19	No Opt. Call	A–	5,777,372
4,055	5.000%, 8/01/20	No Opt. Call	A–	4,473,841

6,975	Illinois State, General Obligation Bonds, Series 2003A, 5.000%, 10/01/19	10/13 at 100.00	A–	7,024,732

560	Illinois State, General Obligation Bonds, Series 2003, 5.000%, 6/01/19 – NPFG Insured	10/13 at 100.00	A	561,887

10	Illinois State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	A–	10,209

	Illinois State, General Obligation Bonds, Series 2004A:
1,840	5.000%, 3/01/16 (Pre-refunded 3/01/14) – NPFG Insured	3/14 at 100.00	A (4)	1,890,637
25	5.000%, 3/01/22 (Pre-refunded 3/01/14)	3/14 at 100.00	A2 (4)	25,688

	Illinois State, General Obligation Bonds, Series 2004:
860	5.000%, 11/01/13 – AMBAC Insured (ETM)	No Opt. Call	A– (4)	870,096
940	5.000%, 9/01/14 – NPFG Insured (ETM)	No Opt. Call	A (4)	987,479

	Illinois State, General Obligation Bonds, Series 2005:
860	5.000%, 4/01/14 – AMBAC Insured	No Opt. Call	A–	884,252
2,000	5.000%, 9/01/16 – AGM Insured	9/15 at 100.00	AA–	2,140,080

	Illinois State, General Obligation Bonds, Series 2006A:
1,035	5.000%, 6/01/17	No Opt. Call	A–	1,145,859
6,400	5.000%, 6/01/23	12/16 at 100.00	A–	6,663,296

	Illinois State, General Obligation Bonds, Series 2006:
4,060	5.000%, 1/01/16	No Opt. Call	A–	4,396,980
1,005	5.000%, 1/01/17	1/16 at 100.00	A–	1,076,506
2,550	5.000%, 1/01/19 – NPFG Insured	1/16 at 100.00	A	2,704,709

1,000	Illinois State, General Obligation Bonds, Series 2007A, 5.000%, 6/01/22 – AGM Insured	6/17 at 100.00	AA–	1,068,730

	Illinois State, General Obligation Bonds, Series 2013:
1,500	5.000%, 7/01/17	No Opt. Call	A–	1,662,750
3,500	5.000%, 7/01/21	No Opt. Call	A–	3,794,805
2,520	5.500%, 7/01/25	7/23 at 100.00	A–	2,703,078

	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2010:
3,300	5.000%, 6/15/15	No Opt. Call	AAA	3,576,837
2,030	5.000%, 6/15/16	No Opt. Call	AAA	2,265,561

	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Lien Series 2013:
4,355	5.000%, 6/15/18	No Opt. Call	AAA	5,056,634
6,000	5.000%, 6/15/19	No Opt. Call	AAA	6,998,160

	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001:
415	5.500%, 5/01/15 – AGM Insured	No Opt. Call	AA–	447,607
1,170	5.375%, 4/01/16 – NPFG Insured	No Opt. Call	A	1,285,725

	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002:
680	5.500%, 8/01/14 – NPFG Insured	No Opt. Call	A	711,797
620	5.500%, 8/01/15 – NPFG Insured	No Opt. Call	A	673,283

2,295	Kane County School District 129, Aurora West, Illinois, General Obligation Bonds, Series 2005B, 5.000%, 2/01/19 – FGIC Insured	2/15 at 100.00	A+	2,424,071

2,000	Lake County Forest Preserve District, Illinois, General Obligation Bonds, Series 2007A, 0.633%, 12/15/16	12/14 at 100.00	AAA	1,990,840

1,900	Peroia Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2009A, 0.000%, 12/01/22 – AGC Insured	12/18 at 79.62	AA–	1,260,745

116	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
$255	5.000%, 6/01/15	No Opt. Call	A	$273,414
5,115	5.000%, 6/01/16	No Opt. Call	A	5,626,807
7,300	5.000%, 6/01/17	No Opt. Call	A	8,160,524
5,140	5.000%, 6/01/18	No Opt. Call	A	5,807,583
9,595	5.000%, 6/01/19	No Opt. Call	A	10,849,546
5,185	5.250%, 6/01/20	No Opt. Call	A	5,906,493
20	5.250%, 6/01/21	No Opt. Call	A	22,659

6,225	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured	No Opt. Call	AA	7,331,867

6,650	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured	No Opt. Call	AA	8,019,967

200	Winnebago-Boone Counties School District 205, Illinois, General Obligation Bonds, Series 2013, 4.000%, 2/01/15	No Opt. Call	AA–	210,014
302,350	Total Illinois			327,431,035
	Indiana – 2.4%

4,420	East Chicago Elementary School Building Corporation, Lake County, Indiana, First Mortgage Bonds, Series 1996 Refunding, 6.250%, 1/05/16	No Opt. Call	A	4,639,188

695	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21	10/19 at 100.00	BB–	724,329

	Indiana Finance Authority, Hospital Revenue Bonds, Beacon Health System Obligated Group, Series 2013A:
500	5.000%, 8/15/16	No Opt. Call	AA–	556,455
635	5.000%, 8/15/18	No Opt. Call	AA–	727,653

	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010:
1,445	5.000%, 3/01/19	No Opt. Call	A–	1,598,156
2,115	5.000%, 3/01/20	No Opt. Call	A–	2,328,573

	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Series 2012A:
850	5.000%, 5/01/19	No Opt. Call	A+	970,879
750	5.000%, 5/01/20	No Opt. Call	A+	855,360
2,000	5.000%, 5/01/21	No Opt. Call	A+	2,264,140

5,725	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB	6,193,706

12,020	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011C, 3.000%, 10/01/16	No Opt. Call	AA–	12,651,771

11,080	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006B-7, 4.100%, 11/15/46 (Mandatory put 11/03/16)	No Opt. Call	AA+	12,103,681

2,500	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005-A3, 1.700%, 11/01/27 (Mandatory put 9/01/14)	No Opt. Call	AA	2,539,050

5,140	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2012A-2, 1.600%, 11/15/36 (Mandatory put 2/01/17)	No Opt. Call	AA+	5,140,514

3,500	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1993A, 0.000%, 12/01/15 – AMBAC Insured	No Opt. Call	AA+	3,428,215

4,240	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/16 – AGC Insured	No Opt. Call	AA–	4,703,008

Nuveen Investments	117

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006:
$1,150	5.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	$1,272,958
1,630	5.500%, 7/01/19 – NPFG Insured	No Opt. Call	A+	1,917,027
3,690	5.500%, 1/01/20 – NPFG Insured	No Opt. Call	A+	4,323,352

4,080	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 1988A Remarketed, 5.600%, 11/01/16 – NPFG Insured	No Opt. Call	A	4,519,783

6,290	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public Service Company Project, Series 2003 Remarketed, 5.700%, 7/01/17 – AMBAC Insured	No Opt. Call	Baa2	7,022,848

	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
355	3.000%, 4/01/16	No Opt. Call	A3	369,147
630	4.000%, 4/01/17	No Opt. Call	A3	677,275
400	4.000%, 4/01/18	No Opt. Call	A3	431,256
550	3.000%, 4/01/19	No Opt. Call	A3	562,612

	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
840	3.000%, 2/01/14	No Opt. Call	NA	844,612
855	3.000%, 8/01/14	No Opt. Call	NA	862,772
870	3.000%, 2/01/15	No Opt. Call	NA	875,603
880	4.000%, 8/01/15	No Opt. Call	NA	903,100
900	4.000%, 2/01/16	No Opt. Call	NA	925,290
915	4.000%, 8/01/16	No Opt. Call	NA	942,853

2,795	State of Indiana, Indiana Toll Road Commission, East-West Toll Road Revenue Bonds, 1980 Series, 9.000%, 1/01/15 (ETM)	No Opt. Call	Aaa	3,018,963
84,445	Total Indiana			90,894,129
	Iowa – 0.6%

	Fort Dodge Community School District, Webster County, Iowa, School Infrastructure Sales, Services, and Use Tax Revenue Bonds, Series 2011:
1,150	4.000%, 1/01/18 – AGM Insured	No Opt. Call	AA–	1,256,939
1,330	5.000%, 1/01/19 – AGM Insured	No Opt. Call	AA–	1,517,703
1,380	5.000%, 1/01/20 – AGM Insured	No Opt. Call	AA–	1,568,439
1,245	5.000%, 1/01/22 – AGM Insured	1/21 at 100.00	AA–	1,383,195

1,420	Iowa City, Iowa, General Obligation Bonds, Capital Loan Notes, Refunding Series 2008B, 3.250%, 6/01/14	No Opt. Call	Aaa	1,455,614

7,645	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.000%, 12/01/19	No Opt. Call	BB–	7,494,241

	Iowa State, Special Obligation Bonds, I-Jobs Program, Series 2009A:
1,930	5.000%, 6/01/17	No Opt. Call	AA	2,204,813
3,120	5.000%, 6/01/18	No Opt. Call	AA	3,622,008
19,220	Total Iowa			20,502,952
	Kansas – 0.8%

	Kansas Department of Transportation, Highway Revenue Bonds, Refunding Series 2009A:
4,680	5.000%, 9/01/16	No Opt. Call	AAA	5,293,220
6,050	5.000%, 9/01/17	No Opt. Call	AAA	7,008,804

650	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L, 5.250%, 11/15/14	No Opt. Call	A2	687,746

	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
1,245	5.000%, 1/01/20	No Opt. Call	AA	1,425,264
1,475	5.000%, 1/01/23	1/20 at 100.00	AA	1,604,667

118	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)

	Topeka Public Building Commission, Kansas, Revenue Bonds, State of Kansas Department of Administration – 10th and Jackson Projects, Series 2007A:
$2,245	5.000%, 6/01/25 – NPFG Insured	6/18 at 102.00	AA	$2,412,657
2,945	5.000%, 6/01/26 – NPFG Insured	6/18 at 102.00	AA	3,160,162

10,325	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	BBB+	6,673,874
29,615	Total Kansas			28,266,394
	Kentucky – 1.2%

3,725	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 82, Series 2004, 5.250%, 10/01/13 – AGM Insured	No Opt. Call	AA–	3,756,588

3,750	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.000%, 6/01/18	No Opt. Call	Aa3	4,273,650

15,325	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2009B, 5.000%, 5/15/17	No Opt. Call	AA	17,586,051

3,580	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33 (Mandatory put 6/01/17)	No Opt. Call	A+	3,578,246

13,280	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Sereis 2003A, 1.650%, 10/01/33 (Mandatory put 4/03/17)	No Opt. Call	A+	13,308,021

3,000	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2013, 5.000%, 4/01/23	No Opt. Call	A	3,262,890
42,660	Total Kentucky			45,765,446
	Louisiana – 2.5%

5,000	De Soto Parrish, Louisiana, Pollution Control Revenue Refunding Bonds, Southwestern Electric Power Company Project, Series 2010, 3.250%, 1/01/19 (Mandatory put 1/02/15)	No Opt. Call	BBB	5,115,600

1,065	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Livingston Parish North Park Project, Series 2008, 6.100%, 10/01/19	10/18 at 100.00	A+	1,224,814

2,700	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.500%, 12/15/15 (5)	No Opt. Call	N/R	1,484,082

585	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.000%, 1/01/14 – NPFG Insured (ETM)	No Opt. Call	A (4)	596,653

245	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	A (4)	255,687

	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
475	5.000%, 7/01/18	No Opt. Call	A	547,799
1,515	5.000%, 7/01/19	No Opt. Call	A	1,741,902
7,245	5.000%, 7/01/26	7/23 at 100.00	A	7,738,312

	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1:
2,250	5.000%, 5/01/19	No Opt. Call	Aa1	2,651,535
2,500	5.000%, 5/01/20	No Opt. Call	Aa1	2,944,850
3,605	5.000%, 5/01/21	No Opt. Call	Aa1	4,220,734

Nuveen Investments	119

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)

$16,970	Louisiana State, General Obligation Bonds, Series 2012A, 5.000%, 8/01/19	No Opt. Call	Aa2	$20,091,462

7,120	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A3	8,042,894

	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2012:
2,860	5.000%, 12/01/19	No Opt. Call	A3	3,268,036
2,500	5.000%, 12/01/20	No Opt. Call	A3	2,836,775
3,600	5.000%, 12/01/21	No Opt. Call	A3	4,030,452

40	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Series 2004, 5.000%, 3/01/17 – AGM Insured	3/14 at 101.00	AA–	41,460

2,205	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Series 2004, 5.000%, 3/01/17 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 101.00	AA– (4)	2,289,165

5,745	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	5,736,268

	Terrebonne Leve and Conservation District, Louisianna, Public Improvement Sales Tax Bonds, Series 2013:
1,710	5.000%, 7/01/21	No Opt. Call	A+	1,934,643
1,640	5.000%, 7/01/22	No Opt. Call	A+	1,840,375

	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A:
5,000	5.000%, 5/15/24	5/15 at 100.00	A–	5,224,350
10,000	5.000%, 5/15/25	5/16 at 100.00	A–	10,552,800
86,575	Total Louisiana			94,410,648
	Maine – 0.1%

3,300	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004, 3.800%, 11/01/15 (Alternative Minimum Tax)	No Opt. Call	BBB	3,474,768
	Maryland – 1.7%

1,095	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvement, Series 2012, 5.000%, 4/01/15	No Opt. Call	AAA	1,179,348

6,235	Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2009, 5.000%, 8/01/18	No Opt. Call	AAA	7,366,029

1,000	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Refunding Series 2013B, 5.000%, 10/15/15	No Opt. Call	Aa2	1,099,470

1,500	Harford County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2009, 3.000%, 6/01/15	No Opt. Call	Aaa	1,572,285

290	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 – AMBAC Insured (ETM)	No Opt. Call	Aaa	323,472

	Maryland, General Obligation Bonds, State and Local Facilities Loan, Second Series 2008:
5,000	5.000%, 7/15/16	No Opt. Call	AAA	5,631,550
5,590	5.000%, 7/15/17	No Opt. Call	AAA	6,461,705
5,130	5.000%, 7/15/18	No Opt. Call	AAA	6,055,042

13,610	Maryland, General Obligation Bonds, State and Local Facilities Loan, Third Series 2009C, 5.000%, 11/01/17	No Opt. Call	AAA	15,851,703

5,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Refunding Series 2011A, 5.000%, 7/01/19	No Opt. Call	AAA	5,978,000

10,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2007A, 5.000%, 5/01/16	No Opt. Call	AAA	11,191,500
54,450	Total Maryland			62,710,104

120	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts – 2.1%

$3,500	Boston, Massachusetts, General Obligation Bonds, Refunding Series 2009C, 3.000%, 2/01/15	No Opt. Call	Aaa	$3,641,295

2,745	Massachusetts Bay Transportation Authority, General Obligation Transportation System Refunding Bonds, Series 1992B, 6.200%, 3/01/16 – NPFG Insured	No Opt. Call	AA+	2,930,150

540	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	534,001

440	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2012L, 5.000%, 7/01/15	No Opt. Call	AA	475,473

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Series 2009A:
2,000	5.000%, 11/15/15	No Opt. Call	AAA	2,207,700
2,075	5.000%, 11/15/16	No Opt. Call	AAA	2,362,408
1,510	5.000%, 11/15/17	No Opt. Call	AAA	1,760,434
1,000	5.000%, 11/15/18	No Opt. Call	AAA	1,188,240

10,375	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Institute of Technology, Series 2009O, 5.000%, 7/01/16	No Opt. Call	AAA	11,670,319

165	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/16 – AGM Insured	8/15 at 100.00	AA+	179,692

2,075	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/21 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (4)	2,265,755

	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
165	5.000%, 8/15/17 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (4)	180,168
3,975	5.000%, 8/15/18 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (4)	4,340,422
80	5.000%, 8/15/19 (Pre-refunded 8/15/15) – NPFG Insured	8/15 at 100.00	AA+ (4)	87,354
420	5.000%, 8/15/20 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (4)	458,611
345	5.000%, 8/15/22 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (4)	376,716
35	5.000%, 8/15/23 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (4)	38,218
335	5.000%, 8/15/24 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (4)	365,797
715	5.000%, 8/15/25 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (4)	780,730
210	5.000%, 8/15/26 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA+ (4)	229,305
85	5.000%, 8/15/27 (Pre-refunded 8/15/15) – NPFG Insured	8/15 at 100.00	Aa2 (4)	92,814
340	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	Aa2 (4)	371,256
1,290	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	Aa2 (4)	1,408,590

8,675	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.000%, 1/01/34 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	A1 (4)	8,847,372

12,900	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002C, 5.500%, 11/01/17 – AGM Insured	No Opt. Call	AA+	15,203,940

5,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program, Series 2003A, 5.000%, 12/15/13 – AGM Insured	No Opt. Call	AAA	5,090,100

	Norwood, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2009A:
2,420	4.000%, 8/15/15	No Opt. Call	AA	2,593,417
2,420	4.000%, 8/15/16	No Opt. Call	AA	2,655,127
2,420	4.000%, 8/15/17	No Opt. Call	AA	2,693,654
2,420	4.000%, 8/15/18	No Opt. Call	AA	2,720,782
70,675	Total Massachusetts			77,749,840
	Michigan – 4.4%

	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012:
875	5.000%, 10/01/15	No Opt. Call	BBB+	927,920
1,600	5.000%, 10/01/16	No Opt. Call	BBB+	1,721,248

Nuveen Investments	121

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$900	5.000%, 10/01/17	No Opt. Call	BBB+	$968,967
1,100	5.000%, 10/01/18	No Opt. Call	BBB+	1,186,350
1,500	5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA–	1,649,730

	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site Bonds, Series 2004:
2,265	5.000%, 5/01/21 (Pre-refunded 5/01/14)	5/14 at 100.00	Aa2 (4)	2,347,038
185	5.000%, 5/01/21 (Pre-refunded 5/01/14)	5/14 at 100.00	Aa2 (4)	191,673

	Lake Orion Community School District, Oakland County, Michigan, General Obligation Bonds, Series 2012 Refunding:
1,200	5.000%, 5/01/14	No Opt. Call	AA–	1,241,928
775	4.000%, 5/01/15	No Opt. Call	AA–	820,593
1,000	5.000%, 5/01/16	No Opt. Call	AA–	1,109,000
1,000	4.000%, 5/01/17	No Opt. Call	AA–	1,096,340
1,780	4.000%, 5/01/18	No Opt. Call	AA–	1,964,942

	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012:
1,000	5.000%, 6/01/14	No Opt. Call	A+	1,029,720
1,700	5.000%, 6/01/15	No Opt. Call	A+	1,799,008
1,600	5.000%, 6/01/16	No Opt. Call	A+	1,722,896

1,700	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Subordinate Refunding Series 2013, 5.000%, 10/01/15	No Opt. Call	AAA	1,863,268

	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012A:
10,000	5.000%, 7/01/14	No Opt. Call	AAA	10,441,700
15,475	5.000%, 7/01/15	No Opt. Call	AAA	16,821,789

	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B:
8,790	5.000%, 7/01/21	7/18 at 100.00	AAA	10,022,270
13,475	5.000%, 7/01/22	7/16 at 100.00	AAA	14,809,025

10,000	Michigan Hospital Finance Authority, Refunding and Project Revenue Bonds, Ascension Health Senior Credit Group, Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17)	No Opt. Call	AA+	9,876,800

3,180	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Group, Series 2010B, 5.000%, 11/15/17	No Opt. Call	AA+	3,649,336

18,530	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010F-1, 2.000%, 11/15/47 (Mandatory put 5/30/18)	No Opt. Call	AA+	18,631,730

4,825	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009B, 4.375%, 10/01/19	10/18 at 100.00	AA	4,986,782

6,445	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005I, 5.000%, 10/15/33 – AMBAC Insured	10/15 at 100.00	Aa3	6,521,760

1,010	Michigan State Building Authority, Revenue Bonds, State Police Communications System Project, Series 2004, 5.375%, 10/01/15 (Pre-refunded 10/01/14) – NPFG Insured	10/14 at 100.00	A+ (4)	1,071,186

6,255	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003I, 5.250%, 10/15/13 – AGM Insured	No Opt. Call	AA–	6,320,302

6,025	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/01/20	11/19 at 100.00	AA+	6,941,342

1,605	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/21	5/19 at 100.00	Aa2	1,858,349

2,000	Michigan State, General Obligation Refunding Bonds, Series 2002, 5.500%, 12/01/15	No Opt. Call	Aa2	2,226,120

7,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detriot Edison Project, Refunding Series 2008, 5.250%, 8/01/29 (Mandatory put 8/01/14)	No Opt. Call	A1	7,336,630

122	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)

$1,000	Pinckney Community Schools, Livingston and Washtenaw Counties, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/19 – AGM Insured	5/14 at 100.00	Aa2	$1,033,340

	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, Refunding Series 2012A:
1,100	4.000%, 5/01/19	No Opt. Call	Aa2	1,211,617
1,000	5.000%, 5/01/21	No Opt. Call	Aa2	1,143,080

	Plymouth-Canton Community School District, Wayne and Washtenaw Counties, Michigan, General Obligation Bonds, School Building & Site Series 2013A:
765	5.000%, 5/01/19	No Opt. Call	Aa2	881,150
1,000	5.000%, 5/01/20	No Opt. Call	Aa2	1,149,910

1,370	South Lyon Community Schools, Oakland, Washtenaw and Livingston Counties, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/19 (Pre-refunded 5/01/15) – AGM Insured	5/15 at 100.00	Aa2 (4)	1,480,586

1,025	South Redford School District, Wayne County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/22 – FGIC Insured	11/14 at 100.00	Aa2	1,081,088

4,975	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2011, 5.000%, 5/01/19	No Opt. Call	Aa2	5,721,648

8,150	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2010C, 5.000%, 12/01/16	No Opt. Call	A	9,119,280
155,180	Total Michigan			165,977,441
	Minnesota – 1.1%

	Cass Lake Independent School District 115, Minnesota, General Obligation Bonds, School Building Refunding Series 2010A:
745	4.000%, 2/01/23	2/20 at 100.00	AA+	787,040
1,615	5.000%, 2/01/25	2/20 at 100.00	AA+	1,771,041
1,690	5.000%, 2/01/26	2/20 at 100.00	AA+	1,836,996

5,025	Minneapolis, Minnesota, General Obligation Bonds, Various Purpose Refunding Series 2009B, 4.000%, 12/01/15	No Opt. Call	AAA	5,439,563

1,130	Minneapolis-Saint Paul Housing Finance Board, Minnesota, Single Family Mortgage Revenue Bonds, City Living Series 2006A-3, 5.700%, 4/01/27	2/16 at 100.00	AA+	1,179,125

1,500	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series 2005A, 5.000%, 1/01/18 – AMBAC Insured	1/15 at 100.00	A	1,579,710

1,250	Minnesota Higher Education Facilities Authority, St. John’s University Revenue Bonds, Series 2005-6G, 5.000%, 10/01/13	No Opt. Call	A2	1,259,875

	Minnesota State, General Obligation Bonds, State Trunk Highway Series 2009E:
4,000	4.500%, 8/01/17	No Opt. Call	AA+	4,540,760
4,000	4.500%, 8/01/18	No Opt. Call	AA+	4,616,360

6,045	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D, 5.000%, 8/01/16	No Opt. Call	AA+	6,810,781

	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2009A:
1,000	5.000%, 1/01/14 – AGC Insured	No Opt. Call	AA–	1,019,920
1,620	5.000%, 1/01/15 – AGC Insured	No Opt. Call	AA–	1,724,798
7,000	5.000%, 1/01/16 – AGC Insured	No Opt. Call	AA–	7,702,240
36,620	Total Minnesota			40,268,209
	Mississippi – 0.3%

11,500	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 1.625%, 12/01/40 (Mandatory put 1/12/18)	No Opt. Call	A	11,331,870

Nuveen Investments	123

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Mississippi (continued)

$1,100	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1, 5.000%, 9/01/16	9/14 at 100.00	AA–	$1,143,197
12,600	Total Mississippi			12,475,067
	Missouri – 1.5%

	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Shoal Creek Parkway Project, Series 2011:
2,000	5.625%, 6/01/23	6/16 at 100.00	N/R	2,015,760
100	6.500%, 6/01/25	No Opt. Call	N/R	100,761

	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2011B:
2,520	4.000%, 5/01/23	5/21 at 100.00	AAA	2,706,304
2,695	4.000%, 5/01/24	5/21 at 100.00	AAA	2,866,618

	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2010A:
3,595	5.000%, 1/01/17	No Opt. Call	Aaa	4,091,110
3,000	5.000%, 1/01/18	No Opt. Call	Aaa	3,495,960

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2007A, 4.875%, 2/01/19	2/17 at 100.00	BBB+	1,060,090

	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2013:
505	4.000%, 7/01/15	No Opt. Call	A–	534,240
445	5.000%, 7/01/16	No Opt. Call	A–	493,937
715	5.000%, 7/01/17	No Opt. Call	A–	812,490
765	5.000%, 7/01/18	No Opt. Call	A–	880,683

8,825	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 2012, 5.000%, 6/01/17	No Opt. Call	BBB+	9,763,627

	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005:
8,155	5.500%, 7/01/17 – NPFG Insured	No Opt. Call	A	9,421,716
11,995	5.500%, 7/01/18 – NPFG Insured	No Opt. Call	A	14,090,047

5,020	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A, 5.000%, 7/01/14 – AGM Insured	No Opt. Call	AA–	5,229,183
51,335	Total Missouri			57,562,526
	Nebraska – 0.5%

	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012:
375	4.000%, 6/15/15	No Opt. Call	AA–	398,153
500	4.000%, 6/15/16	No Opt. Call	AA–	542,555
750	4.000%, 6/15/17	No Opt. Call	AA–	824,843
600	4.000%, 6/15/18	No Opt. Call	AA–	665,124
800	5.000%, 6/15/19	No Opt. Call	AA–	931,816

	Lancaster County School District 1, Lincoln, Nebraska, General Obligation Bonds, Series 2009:
1,915	3.000%, 1/15/16	No Opt. Call	AAA	2,024,366
3,475	3.000%, 1/15/17	No Opt. Call	AAA	3,708,312
3,220	3.000%, 1/15/18	No Opt. Call	AAA	3,455,092
2,520	3.000%, 1/15/19	No Opt. Call	AAA	2,701,188

2,320	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 3.500%, 11/01/27	No Opt. Call	A–	1,995,641

3,045	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc. Project, Variable Rate Demand Series 2012, 1.375%, 9/01/30 (Mandatory put 9/01/15) (Alternative Minimum Tax)	No Opt. Call	A	3,053,922
19,520	Total Nebraska			20,301,012

124	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada – 0.6%

	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
$1,000	5.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A	$1,117,790
2,000	5.000%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A	2,219,000

1,645	Clark County, Nevada, Limited Tax General Obligation Bank Bonds, Series 2006, 5.000%, 11/01/21 – AMBAC Insured	11/16 at 100.00	AA+	1,844,440

4,635	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Refunding Series 2011, 5.000%, 7/01/14	No Opt. Call	AA–	4,832,497

2,625	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2010F-1, 5.000%, 7/01/15	No Opt. Call	A+	2,836,654

5,000	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Bonds, Water & Refunding Series 2011C, 5.000%, 6/01/24	6/21 at 100.00	AA+	5,550,450

	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013:
465	2.000%, 6/01/14	No Opt. Call	N/R	463,200
330	3.000%, 6/01/16	No Opt. Call	N/R	326,466
1,000	3.000%, 6/01/17	No Opt. Call	N/R	972,830
190	4.000%, 6/01/18	No Opt. Call	N/R	189,865

2,825	Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2005, 5.000%, 12/01/15 – FGIC Insured	No Opt. Call	AA+	3,113,009
21,715	Total Nevada			23,466,201
	New Hampshire – 0.1%

5,000	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Series 2010A, 4.500%, 7/01/27 (Mandatory put 7/01/15) (Alternative Minimum Tax)	No Opt. Call	BBB	5,250,750
	New Jersey – 6.0%

960	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)	No Opt. Call	BB	942,106

2,435	Camden County Improvement Authority, New Jersey, Healthcare Revenue Bonds, Cooper Health System, Series 2005B, 5.000%, 2/15/15	No Opt. Call	BBB	2,575,086

1,500	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series 2005A, 5.000%, 2/15/15	No Opt. Call	BBB	1,586,295

3,890	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	6/15 at 100.00	A	4,049,801

3,205	Mercer County, New Jersey, General Obligation Bonds, Series 2012, 2.000%, 2/01/16	No Opt. Call	AA+	3,297,625

	Millville, New Jersey, General Obligation Bonds, Improvement Series 2011:
140	5.000%, 11/01/13 – AGM Insured	No Opt. Call	AA–	141,609
1,000	5.000%, 11/01/16 – AGM Insured	No Opt. Call	AA–	1,122,380
1,445	5.000%, 11/01/19 – AGM Insured	No Opt. Call	AA–	1,661,158
920	5.000%, 11/01/20 – AGM Insured	No Opt. Call	AA–	1,047,484

250	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2005, 5.000%, 12/01/14 – AMBAC Insured	No Opt. Call	N/R	261,295

345	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2007, 5.000%, 12/01/16 – AMBAC Insured	No Opt. Call	N/R	384,475

5	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series 2007, 5.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	N/R (4)	5,689

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
4,460	5.375%, 6/15/14 (ETM)	No Opt. Call	Aaa	4,661,681

Nuveen Investments	125

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$650	5.375%, 6/15/15 (ETM)	No Opt. Call	Aaa	$710,249
1,040	5.375%, 6/15/15 – RAAI Insured (ETM)	No Opt. Call	Aaa	1,136,398
1,430	5.500%, 6/15/16 (ETM)	No Opt. Call	Aaa	1,624,552
2,435	5.500%, 6/15/16 – RAAI Insured (ETM)	No Opt. Call	Aaa	2,766,282

	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
3,740	5.750%, 6/15/29 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	3,920,305
75	5.750%, 6/15/29 (Pre-refunded 6/15/14) – AGC Insured	6/14 at 100.00	Aaa	78,616
100	5.750%, 6/15/29 (Pre-refunded 6/15/14) – RAAI Insured	6/14 at 100.00	Aaa	104,848
1,505	5.500%, 6/15/31 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	1,574,275
2,370	5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	2,484,258

	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
3,900	5.000%, 6/15/14	No Opt. Call	BBB+	4,038,801
3,225	5.000%, 6/15/15	No Opt. Call	BBB+	3,442,784
3,920	5.000%, 6/15/16	No Opt. Call	BBB+	4,290,910
6,015	5.000%, 6/15/17	No Opt. Call	BBB+	6,652,229
8,510	5.000%, 6/15/18	No Opt. Call	BBB+	9,473,672
4,000	5.000%, 6/15/19	No Opt. Call	BBB+	4,455,880
160	4.000%, 6/15/19	No Opt. Call	BBB+	170,003
2,690	5.000%, 6/15/20	No Opt. Call	BBB+	2,968,872
6,410	5.000%, 6/15/21	No Opt. Call	BBB+	6,989,785
250	5.000%, 6/15/22	No Opt. Call	BBB+	269,370
475	5.000%, 6/15/22	No Opt. Call	AA–	529,867
6,755	5.000%, 6/15/25	6/22 at 100.00	BBB+	6,949,274
685	4.250%, 6/15/27	6/22 at 100.00	BBB+	630,193

2,325	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P, 5.000%, 9/01/14	No Opt. Call	A+	2,444,342

2,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P, 5.000%, 9/01/13 (ETM)	No Opt. Call	A1 (4)	2,008,080

4,890	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2011GG, 5.000%, 9/01/20	No Opt. Call	A+	5,643,402

3,710	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital Improvement Fund, Series 2004A, 5.250%, 9/01/14 – AGM Insured	No Opt. Call	AA–	3,905,332

3,635	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University Issue, Series 2007A, 5.250%, 7/01/21 – NPFG Insured	No Opt. Call	AA–	4,001,735

1,500	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series 2004A, 5.000%, 9/01/22 (Pre-refunded 9/01/13)	9/13 at 100.00	AAA	1,506,045

	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
4,060	5.000%, 7/01/18	No Opt. Call	BB+	4,232,103
4,260	5.000%, 7/01/19	No Opt. Call	BB+	4,432,232

410	New Jersey Highway Authority, Senior Revenue Bonds, Garden State Parkway, Series 1989, 6.000%, 1/01/19 – NPFG Insured (ETM)	No Opt. Call	Aaa	488,630

1,145	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds, Series 2011A, 1.250%, 10/01/13	No Opt. Call	Aa1	1,146,546

1,400	New Jersey Transit Corporation, Certificates of Participation Refunding, Series 2003, 5.500%, 10/01/14 – AGM Insured	No Opt. Call	AA–	1,479,660

5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005C, 5.250%, 6/15/15 – NPFG Insured (ETM)	No Opt. Call	Aaa	5,453,750

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D:
5,390	5.000%, 12/15/17	No Opt. Call	A+	6,207,286
9,750	5.000%, 12/15/18	No Opt. Call	A+	11,357,483

126	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B:
$2,000	5.000%, 6/15/14	No Opt. Call	A+	$2,081,920
1,500	5.000%, 6/15/15	No Opt. Call	A+	1,623,765

	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA:
11,500	5.000%, 6/15/19	No Opt. Call	A+	13,357,825
13,675	5.000%, 6/15/20	No Opt. Call	A+	15,764,130

65	New Jersey Turnpike Authority, Revenue Bonds, Series 1984, 7.000%, 1/01/14 (ETM)	No Opt. Call	AA+ (4)	66,847

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
2,245	6.500%, 1/01/16	No Opt. Call	A3	2,543,697
5	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	A3	5,665
805	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	912,105

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
1,425	6.500%, 1/01/16 (ETM)	No Opt. Call	A3 (4)	1,626,595
10	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	11,415
460	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A (4)	525,076
120	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (4)	136,976
245	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	279,660
1,925	6.500%, 1/01/16 – AGM Insured (ETM)	No Opt. Call	AA– (4)	2,046,468
1,870	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (4)	1,987,997
85	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	90,364
2,150	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	2,285,665

235	New Jersey Turnpike Authority, Revenue Bonds, Series 2000A, 6.000%, 1/01/14 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	240,699

5,945	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/19	No Opt. Call	A+	6,895,903

205	New Jersey Turnpike Authority, Revenue Refunding Bonds, First Series 1977, 6.000%, 1/01/14 (ETM)	10/13 at 100.00	AAA	209,971

1,125	Parsippany-Troy Hills Township, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 7/15/20	No Opt. Call	AA	1,240,268

1,700	Passaic Valley Sewage Commissioners, New Jersey, Sewer Revenue Bonds, Series 2010G, 5.750%, 12/01/22	No Opt. Call	A2	1,999,013

	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series 2012Q:
4,340	3.000%, 1/01/18	No Opt. Call	A1	4,554,483
4,850	3.000%, 1/01/19	No Opt. Call	A1	5,031,972

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
4,160	5.000%, 6/01/14	No Opt. Call	A1	4,289,210
5,660	5.000%, 6/01/15	No Opt. Call	A1	6,022,127
95	5.000%, 6/01/17	No Opt. Call	A2	106,359
5,525	4.500%, 6/01/23	6/17 at 100.00	B1	5,157,090
565	4.625%, 6/01/26	6/17 at 100.00	B1	489,250
204,860	Total New Jersey			222,887,248
	New Mexico – 0.1%

2,720	Clayton, New Mexico, Appropriation Debt, Jail Project, Series 2006, 5.000%, 11/01/13 – CIFG Insured	No Opt. Call	BBB+	2,742,685
	New York – 9.5%

500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore Hospital, Series 2004, 5.000%, 2/01/19 – FGIC Insured	2/15 at 100.00	A	528,430

1,585	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A, 5.000%, 8/15/19	No Opt. Call	AA–	1,860,822

Nuveen Investments	127

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)

$5	Dormitory Authority of the State of New York, Mental Health Services Facilities Improvement Revenue Bonds, Series 2010A, 5.000%, 8/15/19 (ETM)	No Opt. Call	N/R (4)	$5,976

1,250	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2012-1, 5.000%, 7/01/23	1/22 at 100.00	AA	1,421,288

12,195	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A, 5.000%, 12/15/21	No Opt. Call	AAA	14,402,783

5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A, 5.000%, 12/15/21 (ETM)	No Opt. Call	N/R (4)	5,989

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
680	0.000%, 6/01/16 – AGM Insured	No Opt. Call	AA–	658,866
190	0.000%, 6/01/19 – AGM Insured	No Opt. Call	AA–	166,995
375	0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA–	297,619
430	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA–	323,958
1,095	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA–	783,188

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003B:
115	5.250%, 6/01/14	No Opt. Call	A	119,402
2,205	5.250%, 12/01/14	No Opt. Call	A	2,335,426

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
5,825	5.000%, 12/01/16 – AGM Insured	6/16 at 100.00	AA–	6,431,208
775	4.250%, 12/01/16 – AGM Insured	No Opt. Call	AA–	839,527
840	4.000%, 12/01/16 – AGM Insured	No Opt. Call	AA–	904,109
2,330	5.000%, 12/01/19 – FGIC Insured	6/16 at 100.00	A	2,547,016
595	5.250%, 12/01/20 – FGIC Insured	6/16 at 100.00	A	651,049
240	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	256,217

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006D:
595	5.000%, 9/01/17 – NPFG Insured	9/16 at 100.00	A	655,678
60	5.000%, 9/01/20 – NPFG Insured	9/16 at 100.00	A	65,796
200	5.000%, 9/01/23 – NPFG Insured	9/16 at 100.00	A	215,090

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006E:
3,425	5.000%, 12/01/17 – FGIC Insured	12/16 at 100.00	A	3,803,702
1,985	5.000%, 12/01/17	12/16 at 100.00	A	2,200,154
2,055	5.000%, 12/01/18 – FGIC Insured	12/16 at 100.00	A	2,280,166
12,655	5.000%, 12/01/18 – NPFG Insured	12/16 at 100.00	A	14,041,608
100	5.000%, 12/01/20 – NPFG Insured	12/16 at 100.00	A	110,271
630	5.000%, 12/01/21 – FGIC Insured	12/16 at 100.00	A	692,559
585	5.000%, 12/01/21 – NPFG Insured	12/16 at 100.00	A	643,091
505	5.000%, 12/01/21 – AGM Insured	12/16 at 100.00	AA–	556,869
1,635	5.000%, 12/01/22 – FGIC Insured	12/16 at 100.00	A	1,781,480
135	5.000%, 12/01/22	12/16 at 100.00	A	145,996
10	4.125%, 12/01/22 – FGIC Insured	12/16 at 100.00	A	10,264

	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A:
330	5.000%, 4/01/18	No Opt. Call	A	372,016
1,710	5.000%, 4/01/19	No Opt. Call	A	1,943,022

2,440	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2010A, 5.000%, 5/01/14	No Opt. Call	A	2,520,008

	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F:
2,315	5.000%, 5/01/15 – NPFG Insured	No Opt. Call	A	2,470,151
645	5.000%, 5/01/16 – NPFG Insured	No Opt. Call	A	708,036
8,515	5.000%, 5/01/17 – NPFG Insured	No Opt. Call	A	9,480,260

128	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$2,295	5.000%, 5/01/18 – NPFG Insured	11/16 at 100.00	A	$2,541,437
550	5.000%, 5/01/19 – NPFG Insured	11/16 at 100.00	A	607,217

1,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/16	No Opt. Call	A	1,207,503

1,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/21	No Opt. Call	A	1,132,860

5,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series 2012A, 5.000%, 11/15/20	No Opt. Call	AA	6,412,890

	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012-B2:
3,985	5.000%, 11/15/21	No Opt. Call	A	4,563,981
2,000	5.000%, 11/15/22	No Opt. Call	A	2,269,820

	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H:
5,135	5.000%, 11/15/20	No Opt. Call	A	5,935,444
3,090	4.000%, 11/15/21	No Opt. Call	A	3,313,778
5,790	4.000%, 11/15/22	No Opt. Call	A	6,101,792

1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005C, 5.250%, 11/15/14	No Opt. Call	A	1,594,050

	Monroe County, New York, General Obligation Bonds, Refunding Series 2012:
1,500	5.000%, 3/01/14	No Opt. Call	A3	1,539,945
1,000	5.000%, 3/01/15	No Opt. Call	A3	1,066,120

8,425	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005B, 5.000%, 6/15/20 (Pre-refunded 12/15/14) – AMBAC Insured	12/14 at 100.00	Aa1 (4)	8,977,343

3,040	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Fiscal Series 2005B, 5.000%, 6/15/20 – AMBAC Insured	12/14 at 100.00	AAA	3,228,845

10,085	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/17	No Opt. Call	AA	11,547,224

10,000	New York City, New York, General Obligation Bonds, Fiscal 2012 Series I, 5.000%, 8/01/14	No Opt. Call	AA	10,482,400

7,200	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 1997C, 5.000%, 8/01/32 (Mandatory put 8/01/16) – NPFG Insured	No Opt. Call	A	7,839,288

2,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004A, 4.750%, 5/15/32 (Mandatory put 7/01/16) – NPFG Insured	No Opt. Call	A	2,159,180

2,000	New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Refunding Series 2013, 2.750%, 7/01/17	No Opt. Call	BBB	1,991,500

2,460	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2005B, 5.000%, 4/01/19 – AMBAC Insured	10/15 at 100.00	AA	2,691,806

	New York State Thruway Authority, Local Highway and Bridge Service Contract Bonds, Series 2009:
5,000	4.000%, 4/01/16	No Opt. Call	AA–	5,436,550
5,000	4.000%, 4/01/17	No Opt. Call	AA–	5,526,350
6,845	5.000%, 4/01/18	No Opt. Call	AA–	7,946,908

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1C:
1,190	5.250%, 6/01/20 – AMBAC Insured	10/13 at 100.00	AA–	1,194,879

Nuveen Investments	129

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$820	5.250%, 6/01/21 – AMBAC Insured	10/13 at 100.00	AA–	$823,370
110	5.250%, 6/01/21 – AMBAC Insured	10/13 at 100.00	AA+	110,449

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003A-1:
4,585	5.500%, 6/01/19	10/13 at 100.00	AA–	4,620,717
1,875	5.250%, 6/01/20 – AMBAC Insured	10/13 at 100.00	AA–	1,882,144
11,245	5.250%, 6/01/21 – AMBAC Insured	10/13 at 100.00	AA–	11,278,623
9,410	5.250%, 6/01/22 – AMBAC Insured	10/13 at 100.00	AA–	9,438,136

640	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/20 – FGIC Insured	10/13 at 100.00	AA	642,797

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State Contingency Contract-Backed Bonds, Series 2003B-1C:
3,220	5.500%, 6/01/19	10/13 at 100.00	AA–	3,233,878
10,070	5.500%, 6/01/20	10/13 at 100.00	AA–	10,113,402
14,020	5.500%, 6/01/21	10/13 at 100.00	AA–	14,081,408
5,205	5.500%, 6/01/22	10/13 at 100.00	AA–	5,227,277

10,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Refunding Series 2010A, 5.000%, 1/01/17	No Opt. Call	AA–	11,257,500

	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009A-1:
3,105	5.000%, 12/15/16	No Opt. Call	AAA	3,540,507
1,000	5.000%, 12/15/17	No Opt. Call	AAA	1,166,860

8,085	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 2009C, 5.000%, 12/15/18	No Opt. Call	AAA	9,562,776

	North Babylon Union Free School District, Suffolk County, New York, General Obligation Bonds, Refunding Series 2013:
3,080	3.000%, 1/15/14	No Opt. Call	Aa3	3,119,178
3,080	3.000%, 1/15/15	No Opt. Call	Aa3	3,196,794

	Tobacco Settlement Financing Corporation, New York, Asset-Backed Revenue Bonds, State Contingency Contract Secured, Series 2011B:
7,800	5.000%, 6/01/15	No Opt. Call	AA–	8,410,896
5,500	5.000%, 6/01/16	No Opt. Call	AA–	6,098,345
4,100	5.000%, 6/01/17	No Opt. Call	AA–	4,625,538
2,800	5.000%, 6/01/18	No Opt. Call	AA–	3,206,476

	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2012B:
16,120	4.000%, 11/15/20	No Opt. Call	AA–	18,013,616
18,685	4.000%, 11/15/21	No Opt. Call	AA–	20,514,448

5,150	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2013B, 4.000%, 11/15/19	No Opt. Call	AA–	5,796,325

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,740	4.750%, 6/01/22	6/16 at 100.00	BBB	1,676,038
3,000	5.000%, 6/01/26	6/16 at 100.00	BB–	2,602,620

	Yonkers, New York, General Obligation Bonds, Series 2012C:
2,440	3.000%, 8/15/22	No Opt. Call	BBB+	2,322,050
2,510	3.000%, 8/15/23	No Opt. Call	BBB+	2,324,135
328,850	Total New York			355,431,498
	North Carolina – 1.4%

	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Refunding Series 2009A:
3,000	5.000%, 3/01/16	No Opt. Call	AA	3,327,270
2,010	5.000%, 3/01/17	No Opt. Call	AA	2,282,335
2,075	5.000%, 3/01/18	No Opt. Call	AA	2,401,232

130	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)

	Mecklenburg County Public Facilities Corporation, North Carolina, Limited Obligation Bonds, Refunding Series 2009:
$5,500	5.000%, 3/01/16	No Opt. Call	AA+	$6,110,445
3,025	5.000%, 3/01/18	No Opt. Call	AA+	3,512,267

3,570	Mecklenburg County, North Carolina, General Obligation Bonds, Refunding Series 2013A, 4.000%, 12/01/16	No Opt. Call	AAA	3,951,597

	New Hanover County, North Carolina, General Obligation Bonds, School Series 2009:
1,500	3.000%, 6/01/14	No Opt. Call	AAA	1,535,520
1,500	3.000%, 6/01/15	No Opt. Call	AAA	1,572,285
1,500	3.000%, 6/01/16	No Opt. Call	AAA	1,598,490
765	3.000%, 6/01/17	No Opt. Call	AAA	823,025

	North Carolina Medical Care Commission, Hospital Revenue Bonds, CaroMont Health, Series 2008:
2,665	3.000%, 2/15/15 – AGC Insured	No Opt. Call	AA–	2,752,199
3,290	3.500%, 2/15/16 – AGC Insured	No Opt. Call	AA–	3,482,926
2,760	4.000%, 2/15/17 – AGC Insured	No Opt. Call	AA–	2,993,110

2,050	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2012A, 5.000%, 1/01/19	No Opt. Call	A	2,366,479

	North Carolina State, Capital Improvement Limited Obligation Bonds, Series 2009A:
1,000	5.000%, 5/01/19	No Opt. Call	AA+	1,176,060
5,195	5.000%, 5/01/20	5/19 at 100.00	AA+	5,994,562
3,540	5.000%, 5/01/21	5/19 at 100.00	AA+	4,069,407

500	University of North Carolina System, Pooled Revenue Bonds, East Carolina Unversity, Series 2011A, 3.000%, 5/01/14	No Opt. Call	Aa2	510,020

	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2012:
350	2.000%, 6/01/14 – AGM Insured	No Opt. Call	AA	355,173
420	3.000%, 6/01/15 – AGM Insured	No Opt. Call	AA	439,370
855	4.000%, 6/01/17 – AGM Insured	No Opt. Call	AA	943,980
800	4.000%, 6/01/18 – AGM Insured	No Opt. Call	AA	890,408
47,870	Total North Carolina			53,088,160
	North Dakota – 0.2%

800	Fargo Public School District 1, County, North Dakota, General Obligation Bonds, Limited Tax School Building Series 2008, 4.000%, 5/01/14	No Opt. Call	Aa3	821,824

5,325	Grand Forks, North Dakota, Healthcare System Revenue Bonds, Altru Health System, Series 2007, 5.500%, 12/01/17	No Opt. Call	A–	6,009,902

1,000	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006, 5.125%, 7/01/18	7/16 at 100.00	BBB–	1,060,340

1,130	West Fargo, North Dakota, General Obligation Bonds, Refunding & Improvement Series 2012C, 3.000%, 5/01/17	No Opt. Call	Aa3	1,194,851
8,255	Total North Dakota			9,086,917
	Ohio – 3.9%

	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children’s Hospital Medical Center, Improvement & Refunding Series 2012:
2,000	5.000%, 11/15/21	No Opt. Call	A1	2,233,780
2,655	5.000%, 11/15/22	5/22 at 100.00	A1	2,916,783

	Akron, Ohio, Waterworks System Mortgage Revenue Improvement and Refunding Bonds, Series 2009:
2,220	5.000%, 3/01/15 – AGC Insured	No Opt. Call	A3	2,375,000
2,650	5.000%, 3/01/17 – AGC Insured	No Opt. Call	A3	2,986,974

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1:
5,825	5.000%, 6/01/14	No Opt. Call	A1	6,005,925

Nuveen Investments	131

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$9,515	5.000%, 6/01/15	No Opt. Call	A1	$10,123,770
6,630	5.000%, 6/01/16	No Opt. Call	A1	7,257,463
3,415	5.000%, 6/01/17	No Opt. Call	Baa1	3,823,332

14,965	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	B–	12,486,197

2,020	Cleveland, Ohio, Airport System Revenue Bonds, Series 2009C, 5.000%, 1/01/18 – AGM Insured	No Opt. Call	AA–	2,284,054

	Cleveland, Ohio, General Obligation Bonds, Series 2011:
1,470	5.000%, 12/01/19	No Opt. Call	AA	1,687,369
1,540	5.000%, 12/01/20	12/19 at 100.00	AA	1,735,934
1,620	5.000%, 12/01/21	12/19 at 100.00	AA	1,791,104

	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013:
510	3.000%, 6/15/14	No Opt. Call	Baa2	520,567
500	4.000%, 6/15/17	No Opt. Call	Baa2	535,015
1,000	5.000%, 6/15/19	No Opt. Call	Baa2	1,108,240
1,000	5.000%, 6/15/21	No Opt. Call	Baa2	1,081,310

2,175	Marysville, Union County, Ohio, General Obligation Bonds, Limited Tax Series 2011, 5.000%, 12/01/20 – AMBAC Insured	No Opt. Call	Aa3	2,522,195

	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,000	5.000%, 2/15/16	No Opt. Call	BB+	1,027,910
1,630	5.000%, 2/15/18	No Opt. Call	BB+	1,677,922
1,000	5.000%, 2/15/19	No Opt. Call	BB+	1,026,230
270	5.000%, 2/15/20	No Opt. Call	BB+	276,170
2,000	5.000%, 2/15/21	No Opt. Call	BB+	2,017,460

2,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/17	No Opt. Call	BB+	2,062,020

	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
730	3.000%, 10/01/15	No Opt. Call	A1	759,967
765	3.000%, 10/01/16	No Opt. Call	A1	803,564
1,100	4.000%, 10/01/17	No Opt. Call	A1	1,190,607

5,650	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009A, 3.875%, 12/01/38 (Mandatory put 6/01/14)	No Opt. Call	Baa1	5,772,888

4,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	4,343,920

3,260	Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2012A, 4.000%, 2/01/14	No Opt. Call	AA+	3,322,755

6,685	Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2013B, 5.000%, 8/01/21	No Opt. Call	AA+	7,901,135

6,450	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011A, 5.000%, 9/15/21	No Opt. Call	AA+	7,628,480

12,625	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011C, 5.000%, 9/15/20	No Opt. Call	AA+	14,975,901

1,000	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2012A, 5.000%, 9/15/18	No Opt. Call	AA+	1,174,020

	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Series 2009B:
820	5.000%, 1/01/17	No Opt. Call	Aa2	919,310
500	5.000%, 1/01/18	No Opt. Call	Aa2	570,140

95	Ohio Water Development Authority, Loan Revenue Bonds, Pure Water Development, Series 1990I, 6.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	Aaa	103,028

132	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)

$10,715	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 2.200%, 6/01/33 (Mandatory put 6/01/16)	No Opt. Call	BBB–	$10,480,770

2,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004, 2.250%, 7/01/21 (Mandatory put 7/01/16)	No Opt. Call	BBB	2,000,060

4,540	Ohio, State Appropriation Lease Bonds, Mental Health Capital Facilities, Refunding Series 2012A, 5.000%, 6/01/17 – NPFG Insured	No Opt. Call	AA	5,127,340

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,145	5.000%, 12/01/15	No Opt. Call	N/R	2,213,962
2,265	5.000%, 12/01/16	No Opt. Call	N/R	2,346,721

2,230	University of Toledo, Ohio, General Receipts Bonds, Series 2009, 4.000%, 6/01/18	No Opt. Call	A+	2,467,673

1,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.100%, 7/01/17 (Alternative Minimum Tax) (5)	No Opt. Call	N/R	139,540
138,185	Total Ohio			145,804,505
	Oklahoma – 1.3%

	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
1,395	4.000%, 9/01/18	No Opt. Call	A+	1,527,065
1,435	4.000%, 9/01/19	No Opt. Call	A+	1,555,167
2,685	4.500%, 9/01/20	No Opt. Call	A+	2,962,387

4,845	Cleveland County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2010, 4.000%, 6/01/14	No Opt. Call	A+	4,988,073

	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public Schools Project, Series 2012:
750	2.000%, 3/01/14	No Opt. Call	A+	756,698
5,000	3.000%, 3/01/17	No Opt. Call	A+	5,256,650
2,820	4.000%, 3/01/18	No Opt. Call	A+	3,093,625

4,585	Tulsa (Oklahoma), Industrial Authority, Revenue and Refunding Bonds (The University of Tulsa), Series 1996A, 6.000%, 10/01/16 – NPFG Insured	No Opt. Call	A	4,795,589

	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2009A:
1,000	4.000%, 6/01/15	No Opt. Call	A3	1,049,900
1,200	4.500%, 6/01/16	6/15 at 100.00	A3	1,264,500

8,505	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Tulsa International Airport, Series 1997B, 7.050%, 6/01/17 – NPFG Insured (ETM)	No Opt. Call	A (4)	9,492,090

7,425	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2011, 5.000%, 9/01/19	No Opt. Call	AA–	8,614,708

1,250	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2012, 4.000%, 9/01/22	No Opt. Call	AA–	1,303,513
42,895	Total Oklahoma			46,659,965
	Oregon – 0.7%

2,575	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Refunding Bonds, Series 2012B, 4.000%, 6/15/22	No Opt. Call	AA+	2,808,913

Nuveen Investments	133

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)

$1,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A, 5.000%, 11/15/22	5/19 at 100.00	AAA	$1,124,460

	Portland Community College District, Multnomah County, Oregon, General Obligation Bonds, Series 2013:
3,795	5.000%, 6/15/14	No Opt. Call	Aa1	3,955,870
5,655	5.000%, 6/15/15	No Opt. Call	Aa1	6,144,666

2,000	Tri-County Metropolitan Transportation District, Oregon, Capital Grant Receipt Revenue Bonds, Series 2011A, 5.000%, 10/01/18	No Opt. Call	A	2,328,580

10,450	Tri-County Metropolitan Transportation District, Oregon, Revenue Bonds, Payroll Tax and Grant Receipt Series 2013, 3.000%, 11/01/16	5/15 at 100.00	Aa3	10,850,758
25,475	Total Oregon			27,213,247
	Pennsylvania – 6.3%

385	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Duquesne University, Series 2013A, 3.000%, 3/01/15	No Opt. Call	A2	400,054

1,480	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2006A, 4.375%, 2/15/14	No Opt. Call	Baa3	1,488,495

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Jefferson Regional Medical Center, Series 2006B:
1,865	5.000%, 5/01/14	No Opt. Call	Baa2	1,899,335
1,985	5.000%, 5/01/15	No Opt. Call	Baa2	2,060,787
1,620	5.000%, 5/01/16	No Opt. Call	Baa2	1,696,027
1,285	5.000%, 5/01/18	5/16 at 100.00	Baa2	1,321,610

5,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2008B, 5.000%, 6/15/18	No Opt. Call	Aa3	5,745,350

	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Refunding Series 2011:
6,550	5.000%, 12/01/17 – AGM Insured	No Opt. Call	AA–	7,516,060
4,400	5.000%, 12/01/18 – AGM Insured	No Opt. Call	AA–	5,120,280

1,900	Berks County, Pennsylvania, General Obligation Bonds, Series 2008, 5.000%, 11/15/21	11/18 at 100.00	Aa1	2,183,442

1,010	Central Dauphin School District, Dauphin County, Pennsylvania, General Obligation Bonds, Series 2006, 5.250%, 2/01/14 – NPFG Insured (ETM)	No Opt. Call	AA (4)	1,035,654

1,120	Centre County, Pennsylvania, General Obligation Bonds, Series 2012A, 3.000%, 7/01/19	No Opt. Call	AA	1,177,109

2,295	Coatesville Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2009, 4.000%, 10/01/14 – AGM Insured	No Opt. Call	AA–	2,388,315

	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc., Refunding Series 2005A:
440	5.000%, 12/01/15 – RAAI Insured	No Opt. Call	BBB+	467,201
20	4.250%, 12/01/17 – RAAI Insured	12/15 at 100.00	BBB+	20,641
210	5.000%, 12/01/19 – RAAI Insured	12/15 at 100.00	BBB+	217,279
75	5.000%, 12/01/21 – RAAI Insured	12/15 at 100.00	BBB+	76,273

	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2010:
1,000	4.000%, 12/01/16	No Opt. Call	A+	1,092,630
500	5.000%, 12/01/18	No Opt. Call	A+	581,600

3,335	Lancaster County, Pennsylvania, General Obligation Bonds, Series 2009A, 5.000%, 11/01/18 – AGM Insured	No Opt. Call	A1	3,882,007

1,000	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.125%, 12/15/20	12/14 at 100.00	N/R	1,006,850

3,425	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Refunding Series 2004, 5.000%, 11/15/18	11/13 at 100.00	B+	3,238,064

134	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)

$2,700	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2009, 7.500%, 12/15/19	No Opt. Call	N/R	$2,679,507

2,165	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System Project, Series 2009A, 5.000%, 7/01/17	No Opt. Call	A–	2,405,900

1,080	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2012, 4.000%, 5/01/19	No Opt. Call	A	1,147,608

560	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23	10/13 at 100.00	N/R	475,372

940	Pennsylvania Convention Center Authority, Revenue Bonds, Series 1989A, 6.700%, 9/01/16 – FGIC Insured (ETM)	No Opt. Call	AA+ (4)	1,034,996

	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert Einstein Healthcare, Series 2009A:
2,350	5.000%, 10/15/13	No Opt. Call	BBB+	2,367,672
3,050	5.250%, 10/15/14	No Opt. Call	BBB+	3,178,009
3,285	5.250%, 10/15/15	No Opt. Call	BBB+	3,518,531

2,700	Pennsylvania EconomiMc Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2009, 1.750%, 12/01/33 (Mandatory put 12/01/15)	No Opt. Call	BBB	2,698,137

10,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011, 2.625%, 7/01/41 (Mandatory put 7/01/14)	No Opt. Call	BBB	10,111,600

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012A:
2,500	5.000%, 7/01/15	No Opt. Call	Aaa	2,719,100
2,985	4.000%, 7/01/15	No Opt. Call	Aaa	3,189,681
3,940	5.000%, 7/01/16	No Opt. Call	Aaa	4,427,063
4,830	5.000%, 7/01/19	No Opt. Call	Aaa	5,720,700

	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue Bonds, Series 2012B:
5,700	5.000%, 7/01/21	1/18 at 100.00	Aaa	6,515,271
19,950	5.000%, 1/01/22	7/17 at 100.00	Aaa	22,537,515
8,365	5.000%, 7/01/22	7/16 at 100.00	Aaa	9,238,557
15,750	5.000%, 1/01/23	1/16 at 100.00	Aaa	17,112,218
13,270	5.000%, 7/01/23	7/15 at 100.00	Aaa	14,390,386

11,800	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured	12/16 at 100.00	AA–	11,463,464

1,775	Pennsylvania State Public School Building Authority, Lease Revenue Bonds, Philadelphia School District Project, Series 2006A, 4.500%, 6/01/15 – AGM Insured	No Opt. Call	AA–	1,880,808

	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009B:
4,025	5.000%, 6/01/14	No Opt. Call	A–	4,180,607
4,000	5.000%, 6/01/15	No Opt. Call	A–	4,313,280
4,000	5.000%, 6/01/16	No Opt. Call	A–	4,433,960

16,030	Pennsylvania, General Obligation Bonds, Refunding 3rd Series 2004, 5.375%, 7/01/16 – NPFG Insured	No Opt. Call	AA	18,174,814

2,860	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – NPFG Insured (ETM)	No Opt. Call	A (4)	3,455,023

10,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Refunding Series 2010C, 5.000%, 9/01/16	No Opt. Call	Aa3	11,175,700

	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2011D:
1,795	5.000%, 9/01/17	No Opt. Call	Aa3	2,022,373
1,525	5.000%, 9/01/18	No Opt. Call	Aa3	1,737,661

Nuveen Investments	135

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)

	Pittsburgh Water and Sewerage Authority, Pennsylvania, Water and Sewerage System Revenue Refunding Bonds, Series 1986:
$1,169	7.250%, 9/01/14 – FGIC Insured (ETM)	No Opt. Call	Aaa	$1,212,732
620	6.000%, 9/01/16 – FGIC Insured (ETM)	No Opt. Call	Aaa	694,102

	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013:
260	4.000%, 12/01/14	No Opt. Call	BBB–	269,654
1,205	4.000%, 12/01/16	No Opt. Call	BBB–	1,275,167

1,250	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011, 4.625%, 8/01/17	No Opt. Call	BBB+	1,335,963

2,500	University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, University Capital Project Bonds, Series 2009B, 5.500%, 9/15/21	3/19 at 100.00	Aa1	2,999,750

	York County, Pennsylvania, General Obligation Bonds, Series 2013:
1,925	3.000%, 6/01/15	No Opt. Call	AA	2,009,219
1,320	3.000%, 6/01/16	No Opt. Call	AA	1,397,167
1,350	4.000%, 6/01/17	No Opt. Call	AA	1,487,511
216,429	Total Pennsylvania			235,601,841
	Puerto Rico – 0.2%

1,630	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.000%, 7/01/21	No Opt. Call	BBB–	1,536,242

6,930	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ, 5.250%, 7/01/24	7/20 at 100.00	BBB	6,595,004

15	Puerto Rico, General Obligation Bonds, Public Improvement, Refunding Series 2012A, 5.000%, 7/01/20	No Opt. Call	BBB–	14,472

150	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/20 – NPFG Insured	No Opt. Call	A	156,249
8,725	Total Puerto Rico			8,301,967
	Rhode Island – 0.1%

450	Rhode Island Health and Education Building Corporation, University of Rhode Island Auxiliary Enterprise Revenue Refunding Issue, Series 2013C, 4.000%, 9/15/16	No Opt. Call	A+	488,457

520	Rhode Island Health and Education Building Corporation, University of Rhode Island Auxiliary Enterprise Revenue Refunding Issue, Series 2013C, 4.000%, 9/15/18	No Opt. Call	A+	573,945

2,000	Rhode Island Industrial Facilities Corporation, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004A, 4.625%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	BBB	2,119,280

1,865	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.000%, 6/01/23	10/13 at 100.00	Baa1	1,866,641
4,835	Total Rhode Island			5,048,323
	South Carolina – 0.9%

3,065	Cherokee County School District 1, South Carolina, General Obligation Bonds, Series 2013A, 4.000%, 3/01/15	No Opt. Call	Aa1	3,242,433

	Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Refunding Series 2012:
1,500	3.500%, 2/01/20	No Opt. Call	Aa1	1,631,145
1,000	4.500%, 2/01/21	No Opt. Call	Aa1	1,144,500

6,010	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds, GROWTH, Series 2004, 5.250%, 12/01/19 (Pre-refunded 12/01/14)	12/14 at 100.00	AA– (4)	6,404,857

7,125	Georgetown County, South Carolina, Environmental Improvement Revenue Refunding Bonds, International Paper Company, Series 2002A, 5.700%, 4/01/14	No Opt. Call	BBB	7,338,109

136	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)

	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Building Equity Sooner Series 2012:
$3,365	5.000%, 12/01/21	No Opt. Call	AA	$3,902,391
4,910	5.000%, 12/01/22	No Opt. Call	AA	5,653,276

510	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds, Series 2003, 5.500%, 11/01/13	No Opt. Call	AA–	516,018

1,330	McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, McCormick Health Care Center Project, Series 2006, 8.000%, 3/01/21 (ETM)	No Opt. Call	N/R (4)	1,718,972

	South Carolina JOBS Economic Development Authority, Hospital Facilities Revenue Bonds, Palmetto Health Alliance, Series 2003A, 6.000%, 8/01/13

1,575	South Carolina JOBS Economic Development Authority, Revenue Bonds, Waste Management of South Carolina, Inc. Project, Series 2008, 2.875%, 2/01/15	No Opt. Call	BBB	1,614,107

820	South Carolina JOBS-Economic Development Authority, Residential Care Facilities First Mortgage Revenue Bonds, South Carolina Episcopal Home at Still Hopes, Series 2004A, 6.000%, 5/15/17	10/13 at 100.00	N/R	820,877
31,210	Total South Carolina			33,986,685
	South Dakota – 0.1%

	Deadwood, South Dakota, Certificates of Participation, Refunding Series 2012:
1,580	3.000%, 11/01/17	No Opt. Call	A	1,638,571
770	3.000%, 11/01/18	No Opt. Call	A	794,363

1,920	Heartland Consumers Power District, South Dakota, Electric System Revenue Bonds, Series 1977, 6.375%, 1/01/16 (ETM)	No Opt. Call	Aaa	2,074,675
4,270	Total South Dakota			4,507,609
	Tennessee – 1.3%

	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2012A:
425	2.000%, 12/01/13	No Opt. Call	AA+	427,554
425	2.000%, 12/01/14	No Opt. Call	AA+	434,728
225	2.000%, 12/01/15	No Opt. Call	AA+	232,385
225	2.000%, 12/01/16	No Opt. Call	AA+	233,208
475	2.000%, 12/01/17	No Opt. Call	AA+	489,687
710	4.000%, 12/01/20	No Opt. Call	AA+	790,280
740	4.000%, 12/01/21	No Opt. Call	AA+	813,889

695	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A, 5.000%, 7/01/14	No Opt. Call	BBB+	718,512

	Knox County Health, Educational and Housing Facility Board, Tennesse, Hospital Revenue Refunding Bonds, Covenant Health, Series 2012A:
1,030	5.000%, 1/01/19	No Opt. Call	A	1,174,509
2,500	5.000%, 1/01/20	No Opt. Call	A	2,810,775
1,500	4.000%, 1/01/21	No Opt. Call	A	1,581,180

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
1,335	3.000%, 11/01/17	No Opt. Call	BBB+	1,367,761
250	3.000%, 11/01/18	No Opt. Call	BBB+	253,575
1,070	4.000%, 11/01/19	No Opt. Call	BBB+	1,132,488
810	4.000%, 11/01/20	No Opt. Call	BBB+	847,479
500	4.000%, 11/01/21	No Opt. Call	BBB+	514,190
1,030	5.000%, 11/01/22	11/21 at 100.00	BBB+	1,122,597

1,000	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2013, 3.000%, 7/01/15	No Opt. Call	Aa1	1,049,890

Nuveen Investments	137

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)

	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Subordinate Lien Refunding Series 2012:
$2,570	5.000%, 7/01/21	No Opt. Call	A+	$2,977,910
1,320	5.000%, 7/01/22	No Opt. Call	A+	1,524,653

	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Baptist Memorial Healthcare, Series 2004A:
2,000	5.000%, 9/01/15	No Opt. Call	AA–	2,168,600
5,000	5.000%, 9/01/16	No Opt. Call	AA–	5,552,450
2,500	5.000%, 9/01/18	No Opt. Call	AA–	2,867,250

7,530	Tennessee State, General Obligation Bonds, Series 2009A, 5.000%, 5/01/17	No Opt. Call	Aaa	8,655,961

1,000	Tennessee State, General Obligation Bonds, Series 2009A, 5.000%, 5/01/19 (Pre-refunded 5/01/17)	5/17 at 100.00	Aaa	1,147,340

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
4,175	5.000%, 9/01/13	No Opt. Call	A	4,196,126
250	5.000%, 9/01/14	No Opt. Call	A	259,598
200	5.250%, 9/01/18	No Opt. Call	A	221,448

1,395	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/17	No Opt. Call	A–	1,507,897
42,885	Total Tennessee			47,073,920
	Texas – 6.4%

3,000	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative Minimum Tax)	No Opt. Call	N/R	3,126,570

7,095	Board of Regents of the Texas Tech University System, Revenue Financing System Refunding and Improvement Bonds, Fourteenth Series 2012A, 2.000%, 8/15/13	No Opt. Call	AA+	7,100,108

	Board of Regents, University of Texas System, Financing System Revenue Bonds, Refunding Series 2012A:
5,000	4.000%, 8/15/14	No Opt. Call	AAA	5,198,950
20,350	5.000%, 8/15/23	No Opt. Call	AAA	24,127,367

	Canadian River Municipal Water Authority, Texas, Contract Revenue Bonds, Conjunctive Use Groundwater Supply Project, Subordinate Lien Series 2011:
1,000	5.000%, 2/15/15	No Opt. Call	AA	1,070,380
1,000	5.000%, 2/15/16	No Opt. Call	AA	1,106,090

	City of Houston, Texas, Sewer System Revenue Bonds, Series 1984:
745	9.375%, 10/01/13 – NPFG Insured (ETM)	4/13 at 100.00	Aaa	756,242
30	9.375%, 10/01/13 – NPFG Insured (ETM)	4/13 at 100.00	N/R (4)	30,453

	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding Series 2007:
5,100	5.000%, 10/01/13 – AMBAC Insured	No Opt. Call	AAA	5,141,310
6,975	5.000%, 10/01/15 – AMBAC Insured	No Opt. Call	AAA	7,656,039

	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012B:
2,595	5.000%, 11/01/20	No Opt. Call	A+	2,947,609
5,000	5.000%, 11/01/21	11/20 at 100.00	A+	5,571,600

18,535	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013C, 2.000%, 10/01/17 (Mandatory put 2/15/14) (WI/DD, Settling 8/01/13)	No Opt. Call	AA	18,682,909

6,000	Harris County, Texas, General Obligation Bonds, Refunding Road Series 2009A, 5.250%, 10/01/18	No Opt. Call	AAA	7,127,580

138	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

$1,500	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Schoolhouse Series 2013A, 4.000%, 2/15/16	No Opt. Call	AAA	$1,628,820

1,780	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2012D, 5.000%, 11/15/21	No Opt. Call	AA	2,083,828

11,520	Houston, Texas, General Obligation Bonds, Public Improvement Refunding Series 2009A, 5.000%, 3/01/20	3/19 at 100.00	AA	13,296,614

2,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.000%, 9/01/14	No Opt. Call	A2	2,099,080

	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A:
1,360	5.000%, 7/01/15	No Opt. Call	AA–	1,474,838
1,110	5.000%, 7/01/16	No Opt. Call	AA–	1,237,317

2,250	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2011B, 5.000%, 7/01/20	No Opt. Call	A+	2,602,148

	Lubbock Health Facilities Development Corporation, Texas, Revenue Bonds, St. Joseph Health System, Refunding Series 2008B:
3,030	5.000%, 7/01/18	No Opt. Call	AA–	3,439,171
3,000	5.000%, 7/01/20	No Opt. Call	AA–	3,393,240

5,660	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2006, 3.750%, 12/01/18 (Mandatory put 6/01/15)	No Opt. Call	BBB	5,860,138

	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children’s Medical Center Dallas Project, Series 2012:
1,670	5.000%, 8/15/19	No Opt. Call	AA	1,925,978
2,785	5.000%, 8/15/21	No Opt. Call	AA	3,160,028
2,000	5.000%, 8/15/22	No Opt. Call	AA	2,250,580
5,480	5.000%, 8/15/23	8/22 at 100.00	AA	6,080,444

7,625	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D, 5.000%, 9/01/24	9/21 at 100.00	AA	8,537,789

10,000	San Antonio Independent School District, Bexar County, Texas, General Obligation Bonds, Series 2005, 5.000%, 8/15/21	8/15 at 100.00	AAA	10,847,800

3,425	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, New Series 1992, 5.000%, 2/01/17 (ETM)	No Opt. Call	AA+ (4)	3,684,033

15,000	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, Series 2012, 5.000%, 2/01/21	No Opt. Call	Aa1	17,679,750

8,420	Texas A&M University, Financing System Revenue Bonds, Series 2008, 5.000%, 5/15/15	No Opt. Call	Aaa	9,110,187

5,500	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/20	No Opt. Call	A3	6,001,105

6,520	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2007, 5.000%, 4/01/16	No Opt. Call	AAA	7,267,648

2,670	Texas State, Public Financing Authority, General Obligation Bonds, Series 2009A, 5.000%, 10/01/17	No Opt. Call	Aaa	3,093,782

20,000	Texas State, Tax and Revenue Anticipation Notes, Series 2012, 2.500%, 8/30/13	No Opt. Call	SP-1+	20,039,200

	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011:
1,000	2.000%, 8/15/13	No Opt. Call	A	1,000,450
2,000	3.000%, 8/15/14	No Opt. Call	A	2,041,240
2,565	3.000%, 8/15/15	No Opt. Call	A	2,642,155
2,640	3.000%, 8/15/16	No Opt. Call	A	2,735,700
2,720	3.000%, 8/15/17	No Opt. Call	A	2,801,219
217,655	Total Texas			237,657,489

Nuveen Investments	139

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah – 0.9%

	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Subordinate Lien Refunding Series 2013A:
$20,040	2.000%, 7/01/14	No Opt. Call	AA–	$20,370,259
4,000	3.000%, 7/01/15	No Opt. Call	AA–	4,191,720

	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
500	5.000%, 9/01/14	No Opt. Call	A–	524,005
550	5.000%, 9/01/15	No Opt. Call	A–	597,289
875	5.000%, 9/01/16	No Opt. Call	A–	975,896
500	5.000%, 9/01/17	No Opt. Call	A–	568,770
500	5.000%, 9/01/18	No Opt. Call	A–	577,200
625	5.000%, 9/01/19	No Opt. Call	A–	723,988
1,015	5.000%, 9/01/20	No Opt. Call	A–	1,171,381
2,045	5.000%, 9/01/21	No Opt. Call	A–	2,341,832
30,650	Total Utah			32,042,340
	Virgin Islands – 0.4%

	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B:
2,515	5.000%, 10/01/14	No Opt. Call	BBB+	2,624,679
4,455	5.000%, 10/01/15	No Opt. Call	BBB+	4,769,300
4,375	5.000%, 10/01/16	No Opt. Call	BBB+	4,766,519
4,000	5.000%, 10/01/17	No Opt. Call	BBB+	4,404,080
15,345	Total Virgin Islands			16,564,578
	Virginia – 0.4%

	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006:
400	4.000%, 9/01/13	No Opt. Call	BBB	401,096
400	4.000%, 9/01/14	No Opt. Call	BBB	413,128
400	4.125%, 9/01/15	No Opt. Call	BBB	422,804

1,815	Caroline County Industrial Development Authority, Virginia, Public Facility Lease Revenue Bond, Anticipation Notes, Series 2011, 4.000%, 8/01/16	10/13 at 100.00	N/R	1,817,414

1,000	Hanover County, Virginia, General Obligation Bonds, Refunding & Public Improvement Series 2009, 5.000%, 7/15/19	No Opt. Call	AAA	1,191,950

	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 2008:
3,750	5.375%, 11/01/35 (Mandatory put 12/02/13)	No Opt. Call	A–	3,814,388
2,500	1.500%, 11/01/35 (Mandatory put 12/01/14)	11/14 at 100.00	A–	2,519,375

3,250	Peninsula Ports Authority, Virginia, Residential Care Facilities Revenue Bonds, Virginia Baptist Homes, Series 2003A, 7.375%, 12/01/32 (Pre-refunded 12/01/13)	12/13 at 100.00	AA+ (4)	3,327,480

1,750	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount University, Series 1998, 5.100%, 7/01/18 – RAAI Insured	1/14 at 100.00	N/R	1,753,238
15,265	Total Virginia			15,660,873
	Washington – 2.9%

1,700	Central Washington University, Washington, System Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/15	No Opt. Call	A1	1,801,048

4,115	Seattle, Washington, Municipal Light and Power Revenue Bonds, Refunding & Improvement Series 2010B, 5.000%, 2/01/17	No Opt. Call	AA	4,666,657

2,885	Seattle, Washington, Municipal Light and Power Revenue Bonds, Refunding & Improvement Series 2013A, 4.000%, 7/01/15	No Opt. Call	AA	3,080,516

5,000	Seattle, Washington, Water System Revenue Bonds, Series 2003, 5.000%, 9/01/17 (Pre-refunded 9/01/13) – NPFG Insured	9/13 at 100.00	Aa2 (4)	5,019,850

140	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)

	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Refunding Series 2013B:
$1,100	5.000%, 12/01/18	No Opt. Call	A+	$1,269,323
1,400	5.000%, 12/01/20	No Opt. Call	A+	1,611,512
2,095	5.000%, 12/01/21	No Opt. Call	A+	2,387,713

3,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.375%, 1/01/31	1/21 at 100.00	A	3,040,110

10,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012B, 4.000%, 10/01/42 (Mandatory put 10/01/21)	No Opt. Call	AA	10,644,600

10,580	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Refunding Series 2012B, 5.000%, 10/01/42 (Mandatory put 10/01/21)	No Opt. Call	AA	12,020,150

5,570	Washington State, General Obligation Bonds, Various Purpose Series 2013D, 4.000%, 2/01/15	No Opt. Call	AA+	5,873,565

10,380	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, 2010 Series 2009B, 5.000%, 8/01/15	No Opt. Call	AA+	11,317,418

8,715	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008B, 5.000%, 7/01/19	7/18 at 100.00	AA+	10,105,130

	Washington State, General Obligation Refunding Bonds, Various Purpose Series 2013R-13C:
9,355	4.000%, 7/01/15	No Opt. Call	AA+	9,988,988
20,070	5.000%, 7/01/21	No Opt. Call	AA+	23,724,948

1,190	Washington, General Obligation Bonds, Series 1990A, 6.750%, 2/01/15	No Opt. Call	AA+	1,262,578
97,155	Total Washington			107,814,106
	West Virginia – 0.5%

2,000	West Virginia Economic Development Authority, Pollution Control Revenue Bonds, Appalachian Power Company – Amos Project, Series 2008, 4.850%, 5/01/19 (Mandatory put 9/04/13)	No Opt. Call	BBB	2,007,460

5,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2011A, 2.250%, 1/01/41 (Mandatory put 9/01/16) (Alternative Minimum Tax)	No Opt. Call	BBB	5,058,750

7,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Ohio Power Company – Amos Project, Series 2010A, 3.125%, 3/01/43 (Mandatory put 4/01/15)	No Opt. Call	Baa1	7,183,540

530	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and Corrections Facility, Series 1998A, 5.375%, 7/01/18 – AMBAC Insured	No Opt. Call	N/R	579,661

2,480	West Virginia University, Revenue Bonds, West Virginia University Projects, Series 2000A, 0.000%, 4/01/17 – AMBAC Insured	No Opt. Call	Aa3	2,312,228
17,010	Total West Virginia			17,141,639
	Wisconsin – 1.5%

3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B, 4.000%, 11/15/43 (Mandatory put 3/01/18)	3/18 at 100.00	AA+	3,284,280

4,070	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2009B, 4.750%, 8/15/25 (Mandatory put 8/15/14)	No Opt. Call	A	4,225,189

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010B:
5,000	5.000%, 7/15/17	No Opt. Call	A	5,595,500
5,000	5.000%, 7/15/18	No Opt. Call	A	5,650,150
5,680	5.000%, 7/15/19	No Opt. Call	A	6,399,997

Nuveen Investments	141

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services, Inc., Refunding Series 2012B:
$540	4.000%, 8/15/17		No Opt. Call	AA–	$591,025
1,105	5.000%, 8/15/18		No Opt. Call	AA–	1,266,231

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A:
450	5.000%, 2/15/14		No Opt. Call	A–	460,008
500	5.000%, 2/15/15		No Opt. Call	A–	528,055

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of Wisconisin, Inc., Series 2010:
1,475	5.000%, 12/01/16		No Opt. Call	A+	1,629,978
1,555	5.000%, 12/01/17		No Opt. Call	A+	1,735,204
1,635	5.000%, 12/01/18		No Opt. Call	A+	1,841,888
1,710	5.000%, 12/01/19		No Opt. Call	A+	1,930,568

8,485	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2010A, 5.000%, 6/01/19		No Opt. Call	A2	8,912,215

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C:
425	2.500%, 8/15/13		No Opt. Call	A+	425,365
500	5.000%, 8/15/16		No Opt. Call	A+	553,370
750	5.000%, 8/15/18		No Opt. Call	A+	855,565
315	5.000%, 8/15/20		No Opt. Call	A+	356,254
1,480	5.000%, 8/15/21		No Opt. Call	A+	1,656,002
35	5.000%, 8/15/23		8/22 at 100.00	A+	38,173

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A:
4,000	5.000%, 8/15/14		No Opt. Call	A–	4,176,155
2,050	5.250%, 8/15/18		8/16 at 100.00	A–	2,241,757

480	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2003A, 5.000%, 8/15/13		No Opt. Call	A–	480,853

2,160	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 5.250%, 5/01/20		5/19 at 100.00	AA–	2,508,473
52,400	Total Wisconsin				57,342,255
$3,319,334	Total Municipal Bonds (cost $3,530,390,077)				3,590,575,171

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$121	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	5.500%	7/15/19	N/R	$30,331

35	Las Vegas Monorail Company, Senior Interest Bonds (6), (7)	3.000%	7/15/55	N/R	7,004
$156	Total Corporate Bond (cost $4,587)				37,335
	Total Long-Term Investments (cost $3,530,394,664)				3,590,612,506

Principal Amount (000)	Description (1)		Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 3.2%

	Arkansas – 0.3%

$10,645	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Variable Rate Demand Obligation, Tender Option Bond Trust 3693Z, 0.110%, 3/01/15 – NPFG Insured (8)		No Opt. Call	VMIG-1	$10,645,000

142	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut – 0.3%

$4,145	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Choate Rosemary Hall, Variable Rate Demand Obligations, Series 2008D, 0.070%, 7/01/37 (8)	11/13 at 100.00	VMIG-1	$4,145,000

7,730	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Trust 2862, 0.060%, 7/01/15 (8)	No Opt. Call	AAA	7,730,000
11,875	Total Connecticut			11,875,000
	Georgia – 0.5%

5,000	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 2253, 0.110%, 4/01/15 – AGM Insured (8)	No Opt. Call	VMIG-1	5,000,000

12,020	Georgia, General Obligation Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 1881, 0.060%, 4/01/27 (8)	4/17 at 100.00	VMIG-1	12,020,000
17,020	Total Georgia			17,020,000
	Illinois – 0.1%

1,165	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 8/01/13 – NPFG Insured (8)	No Opt. Call	A3	1,165,000

875	Lake County Forest Preserve District, Illinois, General Obligation Bonds Series 2007A, 0.533%, 12/15/13 (8)	No Opt. Call	AAA	875,000
2,040	Total Illinois			2,040,000
	Indiana – 0.0%

825	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012, 3.000%, 8/01/13 (8)	No Opt. Call	N/R	825,000
	Iowa – 0.3%

9,700	Iowa State, Special Obligation Bonds, I-Jobs Program, Variable Rate Demand Obligations, Tender Option Bond Trust 13B-A REG D, 0.080%, 6/01/25 (8)	No Opt. Call	A-1	9,700,000

1,500	Iowa State, Special Obligation Bonds, I-Jobs Program, Variable Rate Demand Obligations, Tender Option Bond Trust 13B-B REG D, 0.080%, 6/01/26 (8)	6/19 at 100.00	A-1	1,500,000
11,200	Total Iowa			11,200,000
	Maine – 0.2%

6,665	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bowdoin College, Variable Rate Demand Obligations, Tender Option Bond Trust 2009-5B, 0.080%, 7/01/39 (8)	7/19 at 100.00	VMIG-1	6,665,000
	Massachusetts – 0.3%

10,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Variable Rate Demand Obligations, Tender Option Bond Trust 3529, 0.070%, 11/15/16 (8)	No Opt. Call	A-1	10,000,000
	Michigan – 0.0%

40	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Variable Rate Demand Obligations, Tender Option Bonds Trust DCL-045, 0.500%, 5/01/30 (8)	No Opt. Call	VMIG-2	40,000
	Missouri – 0.3%

10,480	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Variable Rate Demand Obligations, Tender Option Bond Trust DCL-017, 0.490%, 7/01/22 (8)	No Opt. Call	A-2	10,480,000
	Ohio – 0.1%

5,000	Hamilton County, Ohio, Sales Tax Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 3766Z, 0.180%, 12/01/32 – AGM Insured (8)	No Opt. Call	VMIG-1	5,000,000

Nuveen Investments	143

Portfolio of Investments (Unaudited)

Nuveen Limited Term Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina – 0.0%

$555	South Carolina JOBS Economic Development Authority, Hospital Facilities Revenue Bonds, Palmetto Health Alliance, Series 2003A, 6.000%, 8/01/13 (8)	No Opt. Call	Baa1	$555,000
	Tennessee – 0.2%

8,665	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 08-29, 0.060%, 3/01/16 (8)	No Opt. Call	A-1	8,665,000
	Virginia – 0.1%

5,000	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Variable Rate Demand Obligations, Series 2008, Trust 2917, 0.060%, 10/01/28 (8)	10/18 at 100.00	A-1	5,000,000
	Washington – 0.5%

4,480	Bellingham, Washington, Water and Sewer Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 11981X, 0.210%, 8/01/19 (8)	No Opt. Call	VMIG-2	4,480,000

15,000	Central Puget Sound Regional Transit Authority, Washington, Sales and Use Tax Revenue Bonds, Variable Rate Demand Obligations, Tender Option Bond Trust 2007-1C, 0.060%, 11/01/32 – AGM Insured (8)	11/17 at 100.00	VMIG-1	15,000,000
19,480	Total Washington			19,480,000
$119,490	Total Short-Term Investments (cost $119,490,000)			119,490,000
	Total Investments (cost $3,649,884,664) – 99.4%			3,710,102,506
	Other Assets Less Liabilities – 0.6%			22,738,118
	Net Assets – 100%			$3,732,840,624

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$3,590,575,171	$—	$3,590,575,171
Corporate Bonds	—	—	37,335	37,335
Short-Term Investments:
Municipal Bonds	—	119,490,000	—	119,490,000
Total	$—	$3,710,065,171	$37,335	$3,710,102,506

144	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $3,648,163,380.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$95,520,877
Depreciation	(33,581,751)
Net unrealized appreciation (depreciation) of investments	$61,939,126

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an interest rate of 5.500% maturing on July 15, 2019 and the second with an interest rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(8)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
WI/DD	Investment or portion of Investment, purchased on a when-issued or delay delivery basis.
(ETM)	Escrowed to maturity.

Nuveen Investments	145

Portfolio of Investments (Unaudited)

Nuveen Short Duration High Yield Municipal Bond Fund

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alabama – 3.9%

$2,570	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)	10/13 at 100.00	B2	$2,572,827

190	Bessemer Governmental Utility Services Corporation, Alabama, Water Supply Revenue Bonds, Series 2008A, 3.750%, 6/01/17	No Opt. Call	A2	201,940

555	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.000%, 11/15/30	11/15 at 100.00	Baa2	525,729

2,000	Fairfield Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2011, 5.375%, 6/01/15	No Opt. Call	BB–	2,020,860

	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006:
45	5.125%, 4/01/18 – AMBAC Insured	4/16 at 100.00	Ca	41,067
100	5.125%, 4/01/21 – AMBAC Insured	4/16 at 100.00	Ca	84,410

	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A:
400	5.000%, 4/01/22 – NPFG Insured	10/13 at 100.00	A	373,984
100	5.000%, 4/01/23 – NPFG Insured	10/13 at 100.00	A	93,112

500	Jefferson County, Alabama, General Obligation Warrants, Series 2004A, 5.000%, 4/01/18 – NPFG Insured	4/14 at 100.00	A	479,085

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
830	5.250%, 1/01/14	No Opt. Call	B	830,340
3,415	5.250%, 1/01/15	1/14 at 100.00	B	3,416,400
275	5.250%, 1/01/18 – AGM Insured	1/14 at 100.00	AA–	274,698
150	5.250%, 1/01/19 – AGM Insured	1/14 at 100.00	AA	149,804
1,000	5.000%, 1/01/24	1/14 at 100.00	B	998,910

50	University of Alabama, Birmingham, Hospital Revenue Bonds, Birmingham Hospital, Series 2006A, 4.500%, 9/01/13	No Opt. Call	A+	50,177
12,180	Total Alabama			12,113,343
	Alaska – 0.3%

	Alaska Railroad Corporation, Capital Grant Receipts Bonds, Section 5307 and 5309 Formula Funds, Series 2007:
490	5.000%, 8/01/18 – FGIC Insured	8/17 at 100.00	A+	547,095
230	5.000%, 8/01/21 – FGIC Insured	8/17 at 100.00	A+	254,725
720	Total Alaska			801,820
	Arizona – 3.8%

2,625	Arizona Health Facilities Authority, Health Care Facilities Revenue Bonds, The Beatitudes Campus Project, Series 2006, 5.100%, 10/01/22	10/16 at 100.00	N/R	2,438,678

75	Downtown Phoenix Hotel Corporation, Arizona, Senior Revenue Bonds, Series 2005A, 5.250%, 7/01/23 – FGIC Insured	1/16 at 100.00	BB+	75,827

350	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013, 4.000%, 7/01/18	No Opt. Call	BB	343,102

150	Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Senior Lien Series 2012A, 3.000%, 7/01/18	No Opt. Call	AA+	155,816

1,510	Goodyear, Arizona, Community Facilities General District 1, Arizona, General Obligation Refunding Bonds, Series 2013, 5.000%, 7/15/23	No Opt. Call	A–	1,647,365

1,000	Phoenix Industrial Development Authority, Arizona, Airport Facilities Refunding Bonds, America West Airlines, Inc. Project, Series 1998, 6.300%, 4/01/23 (Alternative Minimum Tax)	4/14 at 100.00	Caa2	994,180

360	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies – Veritas Project, Series 2012, 5.200%, 7/01/22	7/21 at 100.00	BB	354,442

146	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2013Q:
$1,240	4.000%, 7/01/19	No Opt. Call	Baa3	$1,269,004
750	4.500%, 7/01/20	No Opt. Call	Baa3	774,698

960	Quail Creek Community Facilities District, Arizona, General Obligation Bonds, Series 2006, 5.150%, 7/15/16	No Opt. Call	N/R	987,370

55	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.250%, 12/01/21	No Opt. Call	A–	61,102

996	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 5.750%, 7/01/22	7/16 at 100.00	N/R	1,013,430

	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2013A:
1,000	5.000%, 8/01/19 (WI/DD, Settling 8/13/13)	No Opt. Call	Baa1	1,102,060
500	5.000%, 8/01/20 (WI/DD, Settling 8/13/13)	No Opt. Call	Baa1	547,400
11,571	Total Arizona			11,764,474
	California – 16.4%

475	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Sharp HealthCare, Series 2009B, 6.375%, 8/01/34	8/14 at 100.00	A+	495,786

150	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 5.300%, 10/01/23 – AMBAC Insured	No Opt. Call	BBB+	161,568

	Anaheim Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged Redevelopment Project Areas, Series 2007A:
200	5.000%, 2/01/16 – AGM Insured	No Opt. Call	AA–	216,594
1,725	5.000%, 2/01/22 – AGM Insured	2/18 at 100.00	AA–	1,807,817

1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 4740, 3.509%, 4/01/36 (IF) (4)	10/26 at 100.00	AA	914,760

315	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A, Series 2013B, 2.375%, 9/01/17	No Opt. Call	N/R	311,447

1,120	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A, 5.250%, 6/01/21	12/18 at 100.00	B2	1,093,590

150	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 4.250%, 2/01/15	No Opt. Call	BBB	156,525

920	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Literacy First Project, Series 2010A, 5.500%, 9/01/22	9/20 at 100.00	BBB–	949,330

50	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2008A, 5.000%, 10/01/18	No Opt. Call	Baa1	55,224

165	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013, 5.000%, 10/01/22	No Opt. Call	Baa1	178,405

500	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 4.000%, 7/01/15	No Opt. Call	Baa2	520,580

750	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005C, 5.125%, 11/01/23 (Alternative Minimum Tax)	11/15 at 101.00	BBB	758,925

275	California Statewide Communities Development Authority, Community Facilities District 2012-02, Manteca Lifestyle Center, Special Tax Bonds, Series 2013A, 4.250%, 9/01/23	No Opt. Call	N/R	257,876

1,085	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 5.250%, 1/01/16	No Opt. Call	N/R	1,097,575

1,255	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/24	7/15 at 100.00	BBB–	1,284,329

Nuveen Investments	147

Portfolio of Investments (Unaudited)

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$300	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006, 5.000%, 11/01/21	11/16 at 100.00	N/R	$306,213

550	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 – NPFG Insured	1/14 at 100.00	A	541,101

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999:
100	5.375%, 1/15/14 – NPFG Insured	10/13 at 100.00	A	100,236
75	5.000%, 1/15/16 – NPFG Insured	10/13 at 100.00	A	75,119
11,520	0.000%, 1/15/30	10/13 at 100.00	BBB–	4,078,886

100	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series 2002A, 5.300%, 2/01/14 – NPFG Insured	No Opt. Call	A+	102,412

1,020	Fresno, California, Airport Revenue Bonds, Refunding Series 2013B, 5.000%, 7/01/20 (WI/DD, Settling 8/06/13) (Alternative Minimum Tax)	No Opt. Call	Baa1	1,110,964

4,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 4.500%, 6/01/27	6/17 at 100.00	B	3,633,880

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
150	5.500%, 9/01/17 – SYNCORA GTY Insured	No Opt. Call	NA	161,792
590	5.000%, 9/01/22 – SYNCORA GTY Insured	9/17 at 100.00	N/R	576,926

855	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1 Huntington Center, Refunding Series 2013, 4.000%, 9/01/20 (WI/DD, Settling 8/20/13)	No Opt. Call	N/R	860,198

1,000	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Rancho Vallecitos Mobile Home Park, Series 2013, 4.500%, 4/15/23	No Opt. Call	BBB	1,025,260

100	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater Project Area, Refunding Series 2003A, 4.000%, 9/01/16 – AMBAC Insured	No Opt. Call	BBB–	103,848

230	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.000%, 8/15/19	8/18 at 100.00	BBB–	237,588

95	Industry Public Facilities Authority, California, Tax Allocation Revenue Bonds Series 2007, 4.000%, 5/01/16 – NPFG Insured	10/13 at 100.00	A	95,497

2,040	Inglewood Public Financing Authority, California, Lease Revenue Bonds, Refunding Series 2012, 5.000%, 8/01/19	No Opt. Call	Baa2	2,143,979

	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007:
845	5.000%, 6/01/21	6/17 at 100.00	B	832,308
175	4.625%, 6/01/21	6/17 at 100.00	B	168,200

635	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.000%, 9/01/20	No Opt. Call	N/R	666,223

1,000	Lee Lake Public Financing Authority, California, Senior Lien Revenue Bonds, Refunding Series 2013A, 5.000%, 9/01/20	No Opt. Call	BBB	1,091,390

	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A:
130	4.250%, 11/15/16	No Opt. Call	A	136,204
380	5.250%, 11/15/19	No Opt. Call	A	417,970
500	5.250%, 11/15/21	No Opt. Call	A	548,640

200	Murrieta Valley Unified School District Public Finance Authority, Riverside County, California, Refunding Bonds Series 2013, 2.500%, 9/01/18	No Opt. Call	N/R	193,696

750	Oak Valley Hospital District, Stanislaus County, California, General Obligation Bonds, Series 2005, 4.500%, 7/01/25 – FGIC Insured	7/14 at 101.00	A2	750,450

300	Oceanside, California, Special Tax Bonds, Community Facilities District 2000-1 Ocean Ranch Corporate Center, Series 2013A, 4.000%, 9/01/21	No Opt. Call	N/R	305,181

148	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$300	Oceanside, California, Special Tax Refunding Bonds, Community Facilities District 2001-1 Morro Hills Development, Series 2013A, 4.000%, 9/01/22	No Opt. Call	BBB	$296,838

250	Palm Springs Financing Authority, California, Lease Revenue Bonds, Convention Center Project, Refunding Series 2004A, 5.250%, 11/01/20 – NPFG Insured	11/14 at 102.00	A+	262,570

650	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 5.500%, 11/01/19	No Opt. Call	Baa3	718,400

1,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21	11/20 at 100.00	Baa3	1,042,310

735	Perris Joint Powers Authority, California, Logal Agency Reveue Refunding Bonds, Series 2013A, 4.000%, 9/01/23	No Opt. Call	N/R	687,291

	Rancho Cucamonga, California, Community Facilities District 2003-01 Improvement Area 1 Special Tax Refunding Bonds, Series 2013:
300	4.000%, 9/01/19	No Opt. Call	N/R	304,692
200	4.000%, 9/01/20	No Opt. Call	N/R	200,240

150	Riverside County, California, Community Facilites District 05-8, Scott Road, Special Tax Bonds Series 2013, 4.000%, 9/01/21	No Opt. Call	N/R	147,453

	Romoland School District, California, Special Tax Bonds, Community Facilities District 2004-1 Heritage Lake Improvement Area 3, Series 2013:
125	4.000%, 9/01/21	No Opt. Call	N/R	122,878
125	4.000%, 9/01/22	No Opt. Call	N/R	119,121
150	4.000%, 9/01/23	No Opt. Call	N/R	140,264
175	4.000%, 9/01/24	9/23 at 100.00	N/R	159,822

	Roseville Natural Gas Financing Authority, California, Gas Revenue Bonds, Series 2007:
10	5.000%, 2/15/16	No Opt. Call	A	10,801
50	5.000%, 2/15/18	No Opt. Call	A	55,005
75	5.000%, 2/15/20	No Opt. Call	A	81,901

100	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/16	9/15 at 102.00	Baa2	106,986

1,425	San Fernando Redevelopment Agency, California, Tax Allocation Bonds, Civic Center Redevelopment Project 3, Series 2006, 4.500%, 9/15/17	9/16 at 100.00	BBB+	1,455,110

155	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A, 5.250%, 1/15/30 – NPFG Insured	1/14 at 100.00	A	152,151

65	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 1993, 6.000%, 8/01/15 – NPFG Insured	No Opt. Call	A	69,813

	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2005A:
150	5.000%, 8/01/17 – NPFG Insured	8/15 at 100.00	A	157,902
100	5.000%, 8/01/18 – NPFG Insured	8/15 at 100.00	A	104,568

520	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2005B, 5.000%, 8/01/14 – AMBAC Insured	No Opt. Call	BBB	540,228

2,135	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006D, 5.000%, 8/01/21 – AMBAC Insured	8/17 at 100.00	BBB	2,189,378

300	Santa Fe Springs Community Development Commission, Los Angeles County, California, Consolidated Project Area Tax Allocation Refunding Bonds, Series 2007A, 4.500%, 9/01/21 – NPFG Insured	9/17 at 100.00	A	305,625

	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2002-1, Refunding Series 2013:
250	5.000%, 9/01/21	No Opt. Call	N/R	270,703
305	5.000%, 9/01/22	No Opt. Call	N/R	321,138
600	5.000%, 9/01/23	No Opt. Call	N/R	625,566

Nuveen Investments	149

Portfolio of Investments (Unaudited)

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A:
$500	5.000%, 11/01/13	No Opt. Call	A–	$505,940
2,000	1.654%, 11/01/38	No Opt. Call	A–	1,602,900

200	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2008 Series 2008A, 4.000%, 8/01/19	8/16 at 102.00	AA–	211,668

75	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Refunding Series 2011, 5.000%, 7/01/21 – AGM Insured	No Opt. Call	AA–	83,682

500	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Series 2007, 5.000%, 8/01/20 – AGM Insured	8/17 at 100.00	AA–	542,800

100	Stockton-East Water District, California, Certificates of Participation, Series 2002A Refunding, 5.000%, 4/01/20 – FGIC Insured	10/13 at 100.00	A	100,064

200	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2000-1, Tejon Industrial Complex Public Improvements, Refunding Series 2012, 3.125%, 9/01/16	No Opt. Call	N/R	203,122

1,715	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	6/15 at 100.00	B+	1,568,093

	Tustin, California, Community Facilities District 04-1, Tustin Legacy/John Laing Homes, Special Tax Refunding Bonds, Series 2013:
360	4.000%, 9/01/20	No Opt. Call	BBB+	376,171
380	4.000%, 9/01/21	No Opt. Call	BBB+	390,655
300	4.000%, 9/01/22	No Opt. Call	BBB+	303,030
300	4.000%, 9/01/23	No Opt. Call	BBB+	298,593

340	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 5.375%, 12/01/20	No Opt. Call	A	376,128

390	Valley Center Pauma Unified School District, California, Special Tax Bonds, Community Facilities District 2003-1 Woods Valley Ranch, Series 2003, 3.000%, 9/01/20	No Opt. Call	N/R	375,761

1,135	Vernon, California, Electric System Revenue Bonds, Series 2009A, 5.125%, 8/01/21	8/19 at 100.00	A–	1,224,540

1,040	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/21	7/17 at 100.00	Baa1	1,088,079
57,710	Total California			50,424,472
	Colorado – 1.7%

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Cheyenne Mountain Charter Academy, Series 2007A:
25	5.000%, 6/15/15	No Opt. Call	BBB–	26,229
75	5.000%, 6/15/16	No Opt. Call	BBB–	79,625

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 6.750%, 8/01/28	8/18 at 100.00	N/R	525,775

185	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc., Refunding Series 2012C, 5.000%, 12/01/21	No Opt. Call	BBB+	198,316

50	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A, 5.000%, 12/01/18 – RAAI Insured	12/17 at 100.00	N/R	51,011

75	Conservatory Metropolitan District, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Series 2007, 4.000%, 12/01/13 – RAAI Insured	No Opt. Call	N/R	75,257

175	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007A-1, 5.250%, 9/01/16 – NPFG Insured	No Opt. Call	A	189,308

200	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007B-1, 5.500%, 9/01/24 – NPFG Insured	9/15 at 100.00	A	213,104

150	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)

$220	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007C-1, 5.500%, 9/01/24 – NPFG Insured	No Opt. Call	A	$234,414

145	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.000%, 12/01/22 – RAAI Insured	12/17 at 100.00	N/R	143,839

405	High Plains Metropolitan District, Colorado, General Obligation Bonds, Series 2005B, 4.375%, 12/01/15	No Opt. Call	BBB–	416,628

1,500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/18	No Opt. Call	N/R	1,611,105

100	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds, Refunding & Improvement Series 2010B, 3.000%, 12/01/17 – AGM Insured	No Opt. Call	AA–	100,537

725	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.125%, 11/15/23	No Opt. Call	A	849,475

500	Rendezous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 5.200%, 12/01/17	No Opt. Call	N/R	468,465

85	Wyndham Hill Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.250%, 12/01/25	12/15 at 100.00	N/R	76,840
4,965	Total Colorado			5,259,928
	Connecticut – 1.1%

2,000	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/14 at 101.00	Ba2	2,105,980

75	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut Health Network, Series 2005, 4.375%, 7/01/18 – RAAI Insured	7/15 at 100.00	N/R	76,086

1,000	West Haven, Connecticut, General Obligation Bonds, Series 2012, 5.000%, 8/01/21 – AGM Insured	No Opt. Call	AA–	1,087,100
3,075	Total Connecticut			3,269,166
	Delaware – 0.3%

830	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/21	No Opt. Call	BBB–	850,684
	Florida – 10.7%

2,000	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Terraces at Bonita Springs Project, Mandatory Paydown TEMP-70 Series 2011B-2, 7.125%, 11/15/16	No Opt. Call	N/R	2,021,600

215	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Refunding Bonds, Health First, Inc. Project, Series 2013A, 5.000%, 4/01/19	No Opt. Call	A–	244,386

	Brwoard County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC Project, Series 2013A:
160	5.000%, 4/01/20 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA–	178,458
580	5.000%, 4/01/21 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA–	639,386
605	5.000%, 4/01/22 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA–	664,490

	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan Program, Series 2001F-1:
120	5.500%, 10/01/17 – NPFG Insured	10/13 at 100.00	A	120,007
200	5.125%, 10/01/21 – NPFG Insured	10/13 at 100.00	A	193,260
1,070	5.000%, 10/01/31 – NPFG Insured	10/13 at 100.00	A	1,010,123

	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured Bonds, Series 2009A-1:
65	6.000%, 6/01/16	No Opt. Call	A+	73,540
95	5.500%, 6/01/16 – AGC Insured	No Opt. Call	AA–	106,277

425	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal Account Senior Secured Series 2011A-1, 4.000%, 6/01/16	No Opt. Call	A+	457,504

Nuveen Investments	151

Portfolio of Investments (Unaudited)

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds Series 2010A-1:
$50	5.000%, 6/01/15	No Opt. Call	A+	$53,694
80	5.000%, 6/01/16	No Opt. Call	A+	88,338
225	4.250%, 6/01/17	No Opt. Call	A+	245,716
195	4.000%, 6/01/17 – AGM Insured	No Opt. Call	AA–	211,368

50	Citrus County Hospital Board, Florida, Revenue Bonds, Citrus Memorial Hospital, Refunding Series 2002, 6.375%, 8/15/32	8/13 at 100.00	B	47,608

4,035	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A, 4.500%, 6/01/23	No Opt. Call	BBB–	3,937,837

1,150	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 4.125%, 11/01/23	No Opt. Call	N/R	1,058,253

1,315	Escambia County, Florida, Environmental Improvement Revenue Bonds, International Paper Company Projects, Series 2006B, 5.000%, 8/01/26 (Alternative Minimum Tax)	10/13 at 100.00	BBB	1,286,728

2,425	Fiddlers Creek Community Development District 1, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2013A, 3.625%, 5/01/18	No Opt. Call	N/R	2,411,784

2,000	Fiddlers Creek Community Development District 1, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/21	No Opt. Call	N/R	1,834,900

50	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds, Senior Secured Series 2012A-1, 5.000%, 6/01/22	No Opt. Call	A+	55,169

1,500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A, 6.500%, 6/15/21	No Opt. Call	BB–	1,592,715

50	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University, Refunding Series 2011, 4.250%, 4/01/17	No Opt. Call	Baa1	53,372

400	Florida Municipal Loan Council, Infrastructure Improvement Revenue Bonds, 9B Design-Build-Finance Project, Series 2012, 1.750%, 8/15/16	No Opt. Call	A	402,780

50	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/15	No Opt. Call	A–	53,583

1,000	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds, Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27	9/17 at 100.00	N/R	1,070,730

200	Lake Powell Residential Golf Community Development District, Bay County, FLorida, Special ASsessment Revenue Refunding Bonds, Series 2012, 5.250%, 11/01/22	No Opt. Call	N/R	196,368

2,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	6/17 at 100.00	BB	1,942,340

790	Manatee County School Board, Florida, Certificates of Participation, Series 2011A, 4.500%, 7/01/18	No Opt. Call	A–	857,158

1,100	Orange County Health Facilities Authority, Florida, Revenue Bonds, Orlando Lutheran Towers, Refunding Series 2005, 5.375%, 7/01/20	7/15 at 100.00	N/R	1,107,425

1,305	Orlando Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Conroy Road District, Refunding Series 2012, 5.000%, 4/01/19	No Opt. Call	A–	1,453,927

750	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/21	No Opt. Call	BBB+	821,700

745	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	730,435

2,000	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 3.500%, 5/01/19	No Opt. Call	N/R	1,982,000

152	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

$10	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.750%, 10/01/22	10/17 at 100.00	BBB–	$10,691

1,260	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 3.500%, 5/01/18	No Opt. Call	N/R	1,207,609

1,140	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 5.500%, 5/01/24	5/23 at 100.00	N/R	1,129,865

220	University of Central Florida, Certificates of Participation, Athletic Association, Series 2005A, 5.000%, 10/01/14 – FGIC Insured	No Opt. Call	A	228,978

1,000	Village Center Community Development District, Lake County, Florida, Recreational Revenue Bonds, Series 2001A, 5.200%, 11/01/25 (WI/DD, Settling 8/01/13) – NPFG Insured	10/13 at 100.00	A	1,003,610

125	Westchase East Community Development District, Florida, Special Assessment Bonds, Series 2007-2, 4.000%, 5/01/18 – NPFG Insured	5/17 at 100.00	A	122,754
32,755	Total Florida			32,908,466
	Georgia – 1.6%

575	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004, 5.000%, 12/01/26	12/14 at 100.00	BB–	547,521

560	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 5.250%, 4/01/23	No Opt. Call	N/R	526,350

500	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006A, 5.000%, 7/01/27	7/17 at 100.00	N/R	463,035

2,500	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2012B, 3.000%, 7/01/18	7/14 at 100.00	N/R	2,180,550

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
95	5.000%, 3/15/14	No Opt. Call	A	97,461
355	5.000%, 3/15/20	No Opt. Call	A	388,019
125	5.000%, 3/15/21	No Opt. Call	A	133,841
310	5.000%, 3/15/22	No Opt. Call	A	331,886

15	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.125%, 9/15/17	No Opt. Call	A	16,565

125	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series Series 2012A, 5.000%, 10/01/19	No Opt. Call	Baa2	138,363

67	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, International Paper Company Projects, Refunding Series 2003A, 5.100%, 8/01/14	No Opt. Call	BBB	69,084
5,227	Total Georgia			4,892,675
	Guam – 1.5%

	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A:
750	4.125%, 11/01/15	No Opt. Call	BBB+	784,898
500	5.000%, 11/01/16	No Opt. Call	BBB+	542,235
500	5.000%, 11/01/17	No Opt. Call	BBB+	544,420

1,000	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A, 6.000%, 12/01/20	No Opt. Call	B	1,044,460

500	Guam Government, General Obligation Bonds, 2009 Series A, 6.750%, 11/15/29	11/19 at 100.00	B+	527,635

75	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.000%, 12/01/15	No Opt. Call	BBB+	80,102

	Guam International Airport Authority, Revenue Bonds, Series 2003B:
30	5.250%, 10/01/14 – NPFG Insured	10/13 at 100.00	A	30,187
1,000	5.250%, 10/01/22 – NPFG Insured	10/13 at 100.00	A	1,006,810
4,355	Total Guam			4,560,747

Nuveen Investments	153

Portfolio of Investments (Unaudited)

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Hawaii – 1.3%

$890	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 5.000%, 7/01/20	No Opt. Call	N/R	$889,448

300	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22	No Opt. Call	BBB–	294,183

3,000	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc., Series 1997, 5.625%, 11/15/27	10/13 at 100.00	B	2,954,910
4,190	Total Hawaii			4,138,541
	Idaho – 0.3%

750	Canyon County School District 131 Nampa, Idaho, General Obligation Bonds, Series 2006, 5.000%, 7/30/21 – NPFG Insured	No Opt. Call	A	799,035
	Illinois – 3.4%

330	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A, 5.250%, 12/01/17 – FGIC Insured	No Opt. Call	A+	372,669

300	Governors State University Board of Trustes, Illinois, Certificates of Participation, Capital Improvement Projects, Series 2008, 4.125%, 1/01/21	No Opt. Call	AA–	302,220

2,090	Hillside, Cook County, Illinois, Senior Lien Tax Increment Revenue Bonds, Mannheim Redevelopment Project, Series 2008, 6.550%, 1/01/20	1/18 at 102.00	N/R	2,074,868

25	Illinois Development Finance Authority, Revenue Bonds, Provena Health, Series 1998A, 5.125%, 5/15/23 – NPFG Insured	10/13 at 100.00	A	25,096

15	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010, 6.125%, 5/15/27	5/20 at 100.00	BBB–	15,637

300	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007, 5.000%, 12/01/21	12/16 at 100.00	BBB+	314,550

200	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A, 7.250%, 5/15/20	5/15 at 100.00	N/R	205,468

	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A:
250	5.000%, 2/15/15	No Opt. Call	BB–	253,953
2,000	5.375%, 2/15/25	2/15 at 100.00	BB–	1,989,760

100	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A, 5.000%, 4/01/19	4/16 at 100.00	Baa3	102,605

500	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB–	512,250

500	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A, 5.500%, 5/15/26	5/17 at 100.00	N/R	503,520

1,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	1,215,490

25	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B, 4.000%, 5/15/16 – AGM Insured	No Opt. Call	AA–	26,420

20	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation, Series 2009, 6.125%, 5/15/25	5/19 at 100.00	BBB+	21,935

510	Illinois Finance Authority, Revenue Refunding Bonds, Swedish Covenant Hospital, Refunding Series 2010A, 5.000%, 8/15/17	No Opt. Call	BBB+	559,745

100	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/19	No Opt. Call	A–	111,462

500	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge Lakes Project, Series 2005-2, 6.000%, 3/01/35	3/15 at 102.00	N/R	490,895

1,425	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 4.000%, 3/01/20	No Opt. Call	N/R	1,345,100
10,190	Total Illinois			10,443,643

154	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana – 0.9%

$500	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A, 6.000%, 11/15/22	No Opt. Call	N/R	$501,710

400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21	10/19 at 100.00	BB–	416,880

620	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.000%, 12/01/19	No Opt. Call	BB–	644,391

750	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)	1/17 at 100.00	BBB	811,403

500	Indiana Finance Authority, Revenue Bonds, Marquette Project, Series 2012, 5.000%, 3/01/19	No Opt. Call	BBB	531,820
2,770	Total Indiana			2,906,204
	Iowa – 2.6%

2,400	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A, 5.500%, 7/01/25	7/16 at 100.00	BB+	2,459,208

5,500	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.000%, 12/01/19	No Opt. Call	BB–	5,391,540

	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Series 2012:
125	3.000%, 9/01/16	No Opt. Call	BBB	128,025
60	4.000%, 9/01/17	No Opt. Call	BBB	63,007
8,085	Total Iowa			8,041,780
	Kansas – 1.6%

500	Kansas Independent College Finance Authority, Revenue Anticipation Notes, Private Education Short-Term Loan Program, Series 2013A, 4.500%, 5/01/14	No Opt. Call	N/R	501,555

	Kansas Power Pool, Electric Utility Revenue Bonds, Clay Center Projects, Series 2013A:
100	3.000%, 12/01/18	No Opt. Call	Baa1	102,997
310	4.000%, 12/01/20	No Opt. Call	Baa1	323,470

500	Kansas State Independent College Finance Authority, Revenue Anticipation Notes, Ottawa University, Private Education Short-Term Loan Program, Series 2013C, 4.250%, 5/01/14	No Opt. Call	N/R	502,795

3,305	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc, Refunding & Improvement Series 2007, 5.250%, 5/15/22	5/17 at 100.00	N/R	3,310,354

30	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.200%, 4/01/20	No Opt. Call	BBB	32,978

120	Wichita, Kansas, Hospital Facilities Revenue Bonds, Via Christi Health System, Inc., Refunding Series 2009X, 4.750%, 11/15/24 (Pre-refunded 11/15/19)	11/19 at 100.00	AA– (6)	141,800
4,865	Total Kansas			4,915,949
	Louisiana – 2.0%

135	Louisiana Publc Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 5.000%, 7/01/19	No Opt. Call	A+	154,053

1,520	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Touro Infirmary, Series 1999A, 5.625%, 8/15/29	8/13 at 100.00	BB+	1,498,659

200	Louisiana Public Facilities Authority, Revenue Bonds, The Oaks of Alexandria, L.L.C. – Louisiana State University at AlexandriaStudent housing Project, Series 2006, 4.000%, 10/01/17 – NPFG Insured	10/16 at 100.00	A	213,098

400	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana Pellets Inc Project, Series 2013A, 9.750%, 8/01/14 (Alternative Minimum Tax)	1/14 at 100.00	N/R	397,664

Nuveen Investments	155

Portfolio of Investments (Unaudited)

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)

$1,000	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	$998,480

2,500	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.000%, 5/15/22	No Opt. Call	A	2,815,725
5,755	Total Louisiana			6,077,679
	Maryland – 0.6%

1,000	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds, University of Maryland – Baltimore, Series 2003A, 5.625%, 10/01/23	10/13 at 100.00	B3	948,350

	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University Project, Refunding Series 2013:
200	5.000%, 6/01/18	No Opt. Call	Baa3	213,818
385	5.000%, 6/01/20	No Opt. Call	Baa3	407,080

200	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994, 5.300%, 7/01/24	1/14 at 100.00	B3	181,084
1,785	Total Maryland			1,750,332
	Massachusetts – 2.3%

750	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series 2006, 5.000%, 1/01/27 – ACA Insured	1/17 at 100.00	N/R	725,828

250	Massachusetts Development Finance Authority, Revenue Bonds, Eastern Nazarene College, Series 1999, 5.625%, 4/01/29	10/13 at 100.00	BB+	250,543

200	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Simmons College Issue, Series 2007H, 5.250%, 10/01/21 – SYNCORA GTY Insured	No Opt. Call	BBB+	216,500

2,150	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital Project, Series 2005D, 5.250%, 7/01/30	7/15 at 100.00	BB–	2,165,674

1,000	Massachusetts Industrial Finance Agency, Revenue Bonds, Cambridge Friends School, Series 1998, 5.750%, 9/01/18	8/13 at 100.00	BB+	1,002,030

715	Massachusetts Industrial Finance Agency, Revenue Bonds, Dexter School, Series 2007, 5.000%, 5/01/20	5/17 at 100.00	BBB+	783,654

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
610	5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	10/13 at 100.00	N/R	610,366
340	5.000%, 1/01/21 – AMBAC Insured	10/13 at 100.00	N/R	339,993
1,000	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	10/13 at 100.00	N/R	959,360
7,015	Total Massachusetts			7,053,948
	Michigan – 4.9%

1,255	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development Area 1 Projects, Series 1998A, 4.750%, 7/01/25 – NPFG Insured	1/14 at 100.00	A	1,097,912

1,075	Detroit, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2008-A1, 5.000%, 4/01/15 (5)	No Opt. Call	Ca	419,250

250	Detroit, Michigan, General Obligation Bonds, Series 1999A, 5.000%, 4/01/17 – AGM Insured (5)	10/13 at 100.00	AA–	240,645

1,000	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 – NPFG Insured (5)	10/13 at 100.00	A	958,260

	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Second Lien Series 2005B:
50	5.000%, 7/01/14 – NPFG Insured	No Opt. Call	A	50,397
115	5.000%, 7/01/15 – NPFG Insured	No Opt. Call	A	115,547

	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Remarketed Series 1998A:
195	5.250%, 7/01/19 – NPFG Insured	7/17 at 100.00	A	194,608
240	5.250%, 7/01/23 – AGC Insured	7/17 at 100.00	AA–	238,706

156	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)

$1,245	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.500%, 7/01/15 – AGM Insured	No Opt. Call	AA–	$1,264,185

310	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Series 2006C, 5.000%, 7/01/17 – FGIC Insured	7/16 at 100.00	A	310,778

240	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B, 5.000%, 7/01/34 – NPFG Insured	10/13 at 100.00	A	218,520

	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2006A:
70	5.250%, 7/01/19 – NPFG Insured	7/16 at 100.00	A	69,859
405	5.250%, 7/01/22 – NPFG Insured	7/16 at 100.00	A	399,601
65	5.250%, 7/01/23 – NPFG Insured	7/16 at 100.00	A	63,573

900	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 1997A, 6.000%, 7/01/14 – NPFG Insured	No Opt. Call	A	914,841

	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A:
100	5.000%, 7/01/26 – NPFG Insured	10/13 at 100.00	A	92,450
1,505	5.000%, 7/01/34 – NPFG Insured	10/13 at 100.00	A	1,370,303

300	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2004A, 5.250%, 7/01/14 – NPFG Insured	No Opt. Call	A	303,048

350	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2001C, 5.750%, 7/01/21 – BHAC Insured	No Opt. Call	AA+	364,469

	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2004B:
215	5.000%, 7/01/16 – NPFG Insured	No Opt. Call	A	216,701
940	5.000%, 7/01/17 – NPFG Insured	7/16 at 100.00	A	944,465
2,000	5.000%, 7/01/19 – NPFG Insured	7/16 at 100.00	A	1,990,720

235	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding Bonds, Detroit Service Learning Academy Project, Series 2011, 6.000%, 10/01/21	No Opt. Call	BB+	247,041

485	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 5.250%, 12/01/20	No Opt. Call	BB	485,257

1,000	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2013, 8.500%, 12/01/30 (Alternative Minimum Tax)	12/23 at 100.00	N/R	962,230

250	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005, 5.000%, 11/01/15	No Opt. Call	BB	250,085

175	Taylor, Wayne County, Michigan, General Obligation Bonds, Refunding Series 2005, 5.000%, 9/01/14 – NPFG Insured	No Opt. Call	A	181,514

250	Troy Downtown Development Authority, Michigan, Tax Increment Revenvue Bonds, Development & Refunding Series 2001, 5.500%, 11/01/15 – NPFG Insured	5/13 at 100.00	A	250,615

815	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 – NPFG Insured	10/13 at 100.00	A	814,992
16,035	Total Michigan			15,030,572
	Minnesota – 1.3%

2,085	International Falls, Minnesota, Pollution Control Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1997, 5.650%, 12/01/22	8/13 at 100.00	N/R	2,075,868

550	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Charter School, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BB	536,547

150	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2004, 5.750%, 2/01/27	10/13 at 100.00	N/R	139,481

Nuveen Investments	157

Portfolio of Investments (Unaudited)

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)

$1,195	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc., Series 2005, 6.000%, 11/15/25	11/15 at 100.00	BBB–	$1,251,966
3,980	Total Minnesota			4,003,862
	Mississippi – 0.3%

1,000	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, South Central Regional Medical Center, Refunding & Improvement Series 2006, 5.250%, 12/01/21	12/16 at 100.00	BBB	1,037,450
	Missouri – 0.7%

100	Bridgeton Industrial Development Authority, Missouri, Senior Housing Reveue Bonds, The Sarah Community Project, Series 2013, 3.000%, 5/01/18	No Opt. Call	NA	95,250

500	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	6/14 at 102.00	N/R	509,435

200	Lincoln University, Missouri, Auxillary System Revenue Bonds, Refunding Series 2005, 4.100%, 6/01/21 – NPFG Insured	6/15 at 100.00	Baa1	200,816

715	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/22 – NPFG Insured	12/16 at 100.00	A	758,200

500	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	11/14 at 100.00	N/R	486,335
2,015	Total Missouri			2,050,036
	Montana – 0.7%

2,000	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	B+	2,005,220
	Nebraska – 0.3%

	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A:
130	5.250%, 12/01/18	No Opt. Call	A	144,565
65	5.250%, 12/01/19	No Opt. Call	A	72,798
765	5.250%, 12/01/21	No Opt. Call	A	841,125
960	Total Nebraska			1,058,488
	Nevada – 1.2%

100	Henderson Local Improvement Districts T-18, Nevada, Limited Obligation Improvement Bonds, Inspirada Series 2006, 5.150%, 9/01/21	3/14 at 100.00	N/R	88,650

100	Henderson, Nevada, Local Improvement District T-13 Cornerstone, Limited Obligation Refunding Bonds, Series 2013, 4.000%, 3/01/17	No Opt. Call	N/R	98,719

	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013:
585	4.000%, 6/01/18	No Opt. Call	N/R	584,585
740	4.000%, 6/01/19	No Opt. Call	N/R	732,474
535	4.000%, 6/01/20	No Opt. Call	N/R	522,449

1,770	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/27 – NPFG Insured	5/16 at 100.00	A	1,783,116
3,830	Total Nevada			3,809,993
	New Hampshire – 0.3%

	Manchester Housing and Redevelopment Authority, New Hampshire, Meals and Rooms Tax Revenue Bonds, Series 2000A:
200	6.750%, 1/01/14 – ACA Insured	10/13 at 100.00	Caa1	199,880
75	6.750%, 1/01/15 – ACA Insured	10/13 at 100.00	Caa1	74,686

	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
180	0.000%, 1/01/17 – ACA Insured	No Opt. Call	Caa1	143,923
780	0.000%, 1/01/19 – ACA Insured	No Opt. Call	Caa1	509,465

158	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Hampshire (continued)

$50	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/14	No Opt. Call	BBB	$51,199
1,285	Total New Hampshire			979,153
	New Jersey – 4.7%

200	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A, 5.250%, 6/01/20 – NPFG Insured	6/15 at 100.00	A	208,216

1,315	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 4.000%, 7/01/22	No Opt. Call	BBB–	1,292,711

	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 1151:
250	2.615%, 9/01/25 (IF) (4)	No Opt. Call	A+	228,040
1,000	3.803%, 9/01/27 (IF) (4)	3/23 at 100.00	A+	961,760

3,500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999, 6.250%, 9/15/19 (Alternative Minimum Tax)	No Opt. Call	B	3,456,495

150	New Jersey Economic Development Authority, Transportation Sublease Revenue Bonds, Light Rail Transit System, Refunding Series 2008A, 5.000%, 5/01/19	No Opt. Call	A+	173,478

2,055	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18	No Opt. Call	BBB–	2,291,140

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
296	4.500%, 6/01/23	6/17 at 100.00	B1	276,289
6,545	4.625%, 6/01/26	6/17 at 100.00	B1	5,667,512
15,311	Total New Jersey			14,555,641
	New Mexico – 0.5%

1,485	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	10/13 at 100.00	N/R	1,391,475
	New York – 5.5%

100	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt Revenue Bonds, Enterprise Charter School Project, Series 2011A, 6.000%, 12/01/19	No Opt. Call	BB	105,087

	Build NYC Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
485	4.000%, 4/01/19	No Opt. Call	BBB–	503,493
525	4.000%, 4/01/21	No Opt. Call	BBB–	527,630
545	4.000%, 4/01/22	No Opt. Call	BBB–	536,503

	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005:
1,705	7.500%, 8/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	1,774,990
2,150	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	2,362,399

150	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn College of Aeronautics, Series 2006A, 5.000%, 12/01/16	No Opt. Call	BB+	157,314

	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
145	5.000%, 1/01/19 – AMBAC Insured	1/17 at 100.00	Ba1	151,444
75	5.000%, 1/01/20 – AMBAC Insured	1/17 at 100.00	Ba1	77,625
175	5.000%, 1/01/21 – AMBAC Insured	1/17 at 100.00	Ba1	179,211
635	5.000%, 1/01/22 – AMBAC Insured	1/17 at 100.00	Ba1	644,227
125	5.000%, 1/01/23 – AMBAC Insured	1/17 at 100.00	Ba1	126,186

Nuveen Investments	159

Portfolio of Investments (Unaudited)

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)

$2,500	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue Airways Corporation Project, Series 2006, 5.000%, 5/15/20 (Alternative Minimum Tax)	10/13 at 100.00	B–	$2,495,550

	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
730	5.000%, 12/01/20	No Opt. Call	BBB	794,831
1,200	6.500%, 12/01/28	12/15 at 100.00	BBB	1,286,604

75	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/13 at 100.00	A	76,767

185	Rockland County, New York, General Obligation Bonds, Various Purpose Series 2010B, 2.000%, 9/01/15	No Opt. Call	BBB–	188,809

2,695	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.250%, 12/01/16	No Opt. Call	BB	2,775,661

100	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2008A, 5.000%, 6/01/18	No Opt. Call	BBB+	102,144

2,500	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/26	6/16 at 100.00	BB–	2,168,850
16,800	Total New York			17,035,325
	North Carolina – 0.3%

1,000	Charlotte, North Carolina, Special Facility Refunding Revenue Bonds, Charlotte/Douglas International Airport, US Airways, Inc. Project, Series 1998, 5.600%, 7/01/27 (Alternative Minimum Tax)	10/13 at 100.00	N/R	970,810
	Ohio – 3.6%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
1,785	5.375%, 6/01/24	6/17 at 100.00	B–	1,516,286
6,610	5.125%, 6/01/24	6/17 at 100.00	B–	5,515,120

195	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.000%, 4/01/20	No Opt. Call	BBB–	213,463

1,195	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/20	No Opt. Call	BB+	1,222,306

585	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	635,298

1,050	Ohio Air Quality Development Authority, Ohio, Revenue Refunding Bonds, AK Steel Holding Corporation, Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	B–	908,166

1,000	Youngstown, Ohio, General Obligation Bonds, Series 2005, 4.125%, 12/01/20 – NPFG Insured	12/15 at 100.00	A	1,025,320
12,420	Total Ohio			11,035,959
	Oklahoma – 2.8%

140	Oklahoma Development Finance Authority, Hospital Revenue Bonds, Great Plains Regional Medical Center, Series 2007, 4.500%, 12/01/14	No Opt. Call	BB+	143,633

2,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995, 6.250%, 6/01/20	12/13 at 100.00	N/R	2,000,000

6,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)	No Opt. Call	N/R	6,412,680
8,140	Total Oklahoma			8,556,313
	Oregon – 0.4%

840	Oregon State Facilities Authority, Revenue Refunding Bonds, College Housing Northwest Projects, Series 2013, 4.000%, 10/01/21	No Opt. Call	BBB–	815,741

160	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)

$305	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	No Opt. Call	N/R	$303,197
1,145	Total Oregon			1,118,938
	Pennsylvania – 4.2%

390	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.500%, 5/01/17	No Opt. Call	BB–	408,857

315	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny Health System, Series 2007A, 5.000%, 11/15/17	No Opt. Call	Caa2	293,048

1,000	Allegheny County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 5.250%, 7/15/23	No Opt. Call	BB+	931,580

120	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured	No Opt. Call	A2	121,279

790	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States Steel Corporation, Series 2005, 5.500%, 11/01/16	No Opt. Call	BB–	800,112

1,500	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23	7/15 at 101.00	N/R	1,457,730

1,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35 (Mandatory put 4/02/18)	No Opt. Call	BBB–	965,790

250	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company Project, Series 1999B, 4.750%, 8/01/20 (Mandatory put 5/01/18)	No Opt. Call	A2	274,358

190	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A, 4.875%, 3/15/27	3/17 at 100.00	BBB	182,938

150	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2008A, 5.000%, 7/01/21	7/18 at 100.00	AA–	159,176

515	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/22	No Opt. Call	BBB	546,549

	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc – Student Housing Project at Millersville University, Series 2013:
270	4.000%, 7/01/19	No Opt. Call	BBB–	275,446
465	4.000%, 7/01/20	No Opt. Call	BBB–	465,804
480	4.000%, 7/01/21	No Opt. Call	BBB–	471,240

410	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan Hospital Project, Series 2002, 6.000%, 11/15/35	10/13 at 100.00	B+	370,845

1,000	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003C, 5.250%, 12/15/15 – FGIC Insured	No Opt. Call	N/R	1,066,430

1,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	12/13 at 100.00	B–	999,890

200	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human Services Inc., Series 1998A, 5.250%, 6/01/28	12/13 at 100.00	N/R	197,954

175	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1, 5.000%, 11/01/19	No Opt. Call	Baa3	187,695

1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Russell Byers Charter School, Series 2007A, 5.150%, 5/01/27	5/17 at 100.00	BBB–	947,970

Nuveen Investments	161

Portfolio of Investments (Unaudited)

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)

$25	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series 2003, 5.375%, 7/01/17 – AGM Insured	No Opt. Call	AA–	$28,239

70	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/19 – AGM Insured	No Opt. Call	AA–	78,162

500	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012B, 6.250%, 7/01/23	No Opt. Call	BB+	508,540

100	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2008F, 5.000%, 9/01/17 – BHAC Insured	No Opt. Call	AA+	112,780

180	Reading, Berks County, Pennsylvania, General Obligation Bonds, Refunding Series 2011A, 5.250%, 11/15/19 – AGM Insured	No Opt. Call	A2	203,531

150	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 4.250%, 9/15/18 – FGIC Insured	9/13 at 100.00	A	140,352

360	South Fork Municipal Authority, Pennsylvania, Hospital Revenue Bonds, Conemaugh Valley Memorial Hospital, Series 2010, 5.000%, 7/01/20	No Opt. Call	BBB+	395,114

370	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2013, 5.000%, 12/01/20	No Opt. Call	BBB–	398,738
12,975	Total Pennsylvania			12,990,147
	Puerto Rico – 3.0%

1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.000%, 7/01/19	No Opt. Call	BBB–	973,530

60	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002KK, 5.500%, 7/01/16 – NPFG Insured	No Opt. Call	A	63,290

570	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002LL, 5.500%, 7/01/17 – NPFG Insured	No Opt. Call	A	603,881

620	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002, 5.000%, 7/01/19 – NPFG Insured	No Opt. Call	A	635,940

500	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 4.750%, 12/01/15 – NPFG Insured	12/13 at 100.00	A	502,955

	Puerto Rico Government Development Bank, Senior Note Revenue Bonds, Senior Lien, Series 2006B:
485	5.000%, 12/01/15	No Opt. Call	BBB–	502,436
135	5.000%, 12/01/16	No Opt. Call	BBB–	139,450

300	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico Project, Series 2004, 4.000%, 10/01/20 – NPFG Insured	10/14 at 100.00	A	299,847

575	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 2011A, 5.000%, 7/01/21	No Opt. Call	A–	604,722

315	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A, 4.000%, 7/01/16 – FGIC Insured	No Opt. Call	BBB+	317,413

270	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/19 – FGIC Insured	No Opt. Call	BBB+	274,487

480	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2007M, 5.750%, 7/01/17	No Opt. Call	BBB–	501,499

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A:
300	5.500%, 7/01/15 – NPFG Insured	No Opt. Call	A	312,327
760	5.500%, 7/01/16 – NPFG Insured	No Opt. Call	A	794,261
175	5.500%, 7/01/16 – NPFG Insured	No Opt. Call	A	182,889
1,250	5.500%, 7/01/18 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	A	1,279,913

162	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)

$575	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2007A, 5.250%, 7/01/15	No Opt. Call	BBB–	$595,976

140	University of Puerto Rico, University System Revenue Bonds, Series 2006P, 5.000%, 6/01/16	No Opt. Call	BBB–	142,596

	University of Puerto Rico, University System Revenue Bonds, Series 2006Q:
215	5.000%, 6/01/15	No Opt. Call	BBB–	218,870
270	5.000%, 6/01/21	6/16 at 100.00	BBB–	257,275
8,995	Total Puerto Rico			9,203,557
	Rhode Island – 0.2%

100	East Providence, Rhode Island, General Obligation Bonds, Series 2003, 4.000%, 5/15/21 – NPFG Insured	10/13 at 100.00	A	98,460

75	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program Revenue Bonds, Pooled Series 2009E, 5.000%, 5/15/17 – AGC Insured	No Opt. Call	A3	81,305

100	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 2007-55B, 4.550%, 10/01/22 (Alternative Minimum Tax)	10/16 at 100.00	AA+	101,891

200	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2002A, 6.250%, 6/01/42	10/13 at 100.00	BBB–	200,176
475	Total Rhode Island			481,832
	South Carolina – 0.4%

1,000	South Carolina Jobs and Economic Development Authority, Health Facilities Revenue Bonds, The Lutheran Homes of South Carolina Inc., Series 2013, 5.000%, 5/01/23	No Opt. Call	N/R	993,830

175	South Carolina Jobs-Economic Authority, Student Housing Revenue Bonds, Coastal Housing Foundation, LLC Project, Series 2009A, 5.500%, 4/01/20	No Opt. Call	A	187,196

70	York County, South Carolina, Celanese, Series 1994, 5.700%, 1/01/24 (Alternative Minimum Tax)	10/13 at 100.00	BB–	68,334
1,245	Total South Carolina			1,249,360
	South Dakota – 0.1%

115	Heartland Consumers Power District, South Dakota, Electric System Revenue Refunding Bonds, Series 1992, 6.000%, 1/01/17 – AGM Insured	No Opt. Call	AA–	126,710

160	Rapid City, South Dakota, Airport Revenue Refunding Bonds, Passenger Facility Charge Supported, Series 2011A, 5.000%, 12/01/20	12/19 at 100.00	Baa2	174,245
275	Total South Dakota			300,955
	Tennessee – 1.4%

2,000	Chattanooga Health, Educational, and Housing Facility Board, Tennessee, Revenue Refunding Bonds, CDFI Phase I, LLC Project, Series 2005A, 5.000%, 10/01/25	10/15 at 100.00	BBB–	2,014,640

	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006:
50	5.000%, 12/15/19 – SYNCORA GTY Insured	No Opt. Call	A	55,770
540	5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A	583,357

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
505	5.250%, 9/01/21	No Opt. Call	A	556,879
75	5.250%, 9/01/24	No Opt. Call	A	81,071

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
30	5.000%, 2/01/17	No Opt. Call	A–	32,428
615	5.000%, 2/01/18	No Opt. Call	A–	669,667
100	5.000%, 2/01/20	No Opt. Call	A–	108,373

Nuveen Investments	163

Portfolio of Investments (Unaudited)

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$290	5.000%, 2/01/21	No Opt. Call	A–	$314,203
4,205	Total Tennessee			4,416,388
	Texas – 3.5%

1,000	Austin, Texas, Estancia Hill Country, Public Improvement District, Special Assessment Revenue Bonds, Series 2013, 4.500%, 11/01/18	No Opt. Call	NA	1,000,600

460	Bexar County Health Facilities Development Corporation, Texas, Revenue Bonds, Army Retirement Residence Foundation Project, Series 2010, 4.250%, 7/01/15	No Opt. Call	BBB	481,086

505	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement Residence, Series 2007, 5.000%, 7/01/27	7/17 at 100.00	BBB	508,995

75	Brazos River Authority, Texas, Collateralized Revenue Bonds, CenterPoint Energy Inc., Refunding Series 2004B, 4.250%, 12/01/17 – FGIC Insured	6/14 at 100.00	A	77,163

80	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Industries Inc., Series 1998D, 4.900%, 10/01/15 – NPFG Insured	No Opt. Call	A	85,210

65	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/18	No Opt. Call	Baa2	72,712

315	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1995, 6.000%, 11/01/14	10/13 at 100.00	N/R	343,350

1,395	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr. Public Charter District, Inspire Academies, Series 2013A, 5.250%, 8/15/23	No Opt. Call	BBB–	1,404,709

105	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/18	No Opt. Call	Baa3	116,538

1,625	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 – NPFG Insured	11/13 at 100.00	A	1,564,469

40	Harris County-Houston Sports Authority, Texas, Junior Lien Special Revenue Bonds, Series 1998B, 0.000%, 11/15/17 – NPFG Insured	No Opt. Call	A	31,769

170	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series 2001A, 5.250%, 11/15/30 – NPFG Insured	10/13 at 100.00	A	164,490

	Harris County-Houston Sports Authority, Texas, Senior Lien Special Revenue Bonds, Series 1998A:
135	5.000%, 11/15/25 – NPFG Insured	10/13 at 100.00	A	133,053
120	5.000%, 11/15/28 – NPFG Insured	10/13 at 100.00	A	117,990

1,000	Health Facilities Development District of Central Texas, Revenue Bonds, Legacy at Willow Bend Project, Series 2006A, 5.625%, 11/01/26	11/16 at 100.00	N/R	1,007,790

400	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc., Series 2001E, 6.750%, 7/01/29 (Alternative Minimum Tax)	10/13 at 100.00	B	400,140

	Lufkin Health Facilities Development Corporation, Texas, Health System Revenue Bonds, Memorial Health System of East Texas, Refunding Series 2009:
345	5.500%, 2/15/18	No Opt. Call	BBB–	382,098
265	5.750%, 2/15/19	No Opt. Call	BBB–	296,853

25	Lufkin Health Facilities Development Corporation, Texas, Health System Revenue Bonds, Memorial Health System of East Texas, Series 2007, 4.750%, 2/15/17	No Opt. Call	BBB–	26,601

200	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese Project, Refunding Series 2002A., 6.450%, 11/01/30	10/13 at 100.00	BB–	201,896

1,220	Red River Authority, Texas, Pollution Control Revenue Bonds, AEP Texas North Company, Public Service Compnay of Oklahoma and AEP Texas Central Company Oklaunion Project, Refunding Series 2007, 4.450%, 6/01/20 – NPFG Insured	No Opt. Call	A	1,298,751

164	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007:
$10	5.250%, 8/01/17	No Opt. Call	A	$11,019
245	5.500%, 8/01/20	No Opt. Call	A	275,681

425	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 5.625%, 12/15/17	No Opt. Call	A–	465,588

	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A:
100	5.250%, 12/15/18	No Opt. Call	A–	111,880
25	5.250%, 12/15/20	No Opt. Call	A–	27,496

200	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/19	No Opt. Call	A3	219,754
10,550	Total Texas			10,827,681
	Utah – 0.7%

1,605	Spanish Fork City, Utah, Charter School Revenue Bonds, American Leadership Academy, Series 2006, 5.550%, 11/15/21	11/16 at 100.00	N/R	1,609,863

400	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A, 3.625%, 10/15/18 (WI/DD, Settling 8/20/13)	No Opt. Call	BB+	400,444
2,005	Total Utah			2,010,307
	Vermont – 0.2%

500	Vermont Economic Development Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc. Project, Series 2013, 4.750%, 4/01/36 (Mandatory put 4/01/18) (Alternative Minimum Tax)	10/13 at 100.00	B+	482,510
	Virgin Islands – 0.1%

200	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%, 10/01/33 – RAAI Insured	10/14 at 100.00	BBB+	203,080

50	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 5.125%, 10/01/19	No Opt. Call	Baa3	55,177

30	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2	30,427
280	Total Virgin Islands			288,684
	Virginia – 0.1%

400	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Series 2007, 5.800%, 9/01/17	No Opt. Call	N/R	417,720
	Washington – 0.5%

275	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	4/14 at 100.00	N/R	240,950

80	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa3	86,505

1,000	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2013A, 5.000%, 1/01/23	No Opt. Call	N/R	989,606

85	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 4.000%, 7/01/18	No Opt. Call	A–	90,338
1,440	Total Washington			1,407,399
	Wisconsin – 0.6%

185	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R	200,450

870	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 4.250%, 6/01/23	No Opt. Call	N/R	817,809

Nuveen Investments	165

Portfolio of Investments (Unaudited)

Nuveen Short Duration High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)

$465	Wisconsin Center District, Junior Dedicated Tax Revenue Bonds, Refunding Series 2013A, 3.000%, 12/15/20	No Opt. Call	Baa1	$458,899

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013:
200	5.000%, 8/15/21	No Opt. Call	A–	218,468
200	5.000%, 8/15/22	No Opt. Call	A–	216,483

25	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A, 5.250%, 8/15/21	8/16 at 100.00	A–	27,027
1,945	Total Wisconsin			1,939,136
	Wyoming – 0.4%

1,230	Sweetwater County, Wyoming, Hospital Revenue Refunding Bonds, Memorial Hospital Project, Series 2013A, 5.000%, 9/01/23	No Opt. Call	BBB	1,311,734
$312,719	Total Investments (cost $314,337,548) – 99.2%			304,939,531
	Other Assets Less Liabilities – 0.8% (7)			2,534,989
	Net Assets Applicable to Common Shares – 100%			$307,474,520

Investment in Derivatives as of July 31, 2013

Forward Swaps outstanding:
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Termination Date	Unrealized Appreciation (Depreciation) (7)
Morgan Stanley	$9,000,000	Receive	USD-BMA Index	2.135%	Quarterly	8/05/14	8/05/21	$(44,446)
Morgan Stanley	14,250,000	Receive	USD-BMA Index	2.615	Quarterly	8/05/14	8/05/24	(97,675)
	$23,250,000							$(142,121)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$304,939,531	$—	$304,939,531
Derivatives:
Forward Swaps*	—	(142,121)	—	(142,121)
Total	$—	$304,797,410	$—	$304,797,410
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

166	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments (excluding investments in derivatives) was $314,303,928.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$244,363
Depreciation	(9,608,760)
Net unrealized appreciation (depreciation) of investments	$(9,364,397)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(8)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
USD-BMA	United States Dollar-Bond Market Association.

Nuveen Investments	167

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	MUNICIPAL BONDS – 101.9%

	National – 0.6%

$19,725	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool, Series 2013A-5, 5.000%, 1/31/28 (Mandatory put 1/31/18) (Alternative Minimum Tax)	1/18 at 100.00	Ba1	$19,584,953

17,000	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool, Series 2000B, 5.750%, 6/30/50 (Mandatory put 9/30/19) (Alternative Minimum Tax)	11/13 at 100.00	Ba2	16,874,710

5,000	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool, Series 2005A-4, 5.125%, 6/30/50 (Mandatory put 9/30/15) (Alternative Minimum Tax)	No Opt. Call	Ba1	4,925,000

3,000	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool, Series 2004A-2, 4.900%, 7/31/49 (Mandatory put 9/30/14) (Alternative Minimum Tax)	9/14 at 100.00	Ba1	2,955,000
44,725	Total National			44,339,663
	Alabama – 1.4%

16,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Green Mountain Management LLC Project,Series 2010, 8.750%, 8/01/30	8/20 at 100.00	N/R	14,984,800

8,925	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1993, 6.450%, 12/01/23 (Alternative Minimum Tax)	10/13 at 100.00	B2	8,934,818

3,005	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co. Project, Series 1994, 6.450%, 12/01/23 (Alternative Minimum Tax)	10/13 at 100.00	B2	3,008,306

15,055	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	12,523,652

	Jefferson County Public Building Authority, Alabama, Lease Revenue Warrants, Series 2006:
3,425	5.125%, 4/01/17 – AMBAC Insured	4/16 at 100.00	Ca	3,201,759
1,900	5.125%, 4/01/19 – AMBAC Insured	4/16 at 100.00	Ca	1,688,910
140	5.125%, 4/01/20 – AMBAC Insured	4/16 at 100.00	Ca	120,998
2,540	5.125%, 4/01/21 – AMBAC Insured	4/16 at 100.00	Ca	2,144,014
2,275	5.000%, 4/01/26 – AMBAC Insured	4/16 at 100.00	Ca	1,779,346

	Jefferson County, Alabama, General Obligation Refunding Warrants, Series 2003A:
4,100	5.000%, 4/01/22 – NPFG Insured	10/13 at 100.00	A	3,833,336
10,900	5.000%, 4/01/23 – NPFG Insured	10/13 at 100.00	A	10,149,208

	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
655	5.000%, 4/01/21 – NPFG Insured	4/14 at 100.00	A	612,294
1,500	5.000%, 4/01/22 – NPFG Insured	4/14 at 100.00	A	1,395,705
1,000	5.000%, 4/01/23 – NPFG Insured	4/14 at 100.00	A	926,330
7,990	5.000%, 4/01/24 – NPFG Insured	4/14 at 100.00	A	7,370,615

	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds, Series 2004A:
4,000	5.000%, 1/01/24	1/14 at 100.00	B	3,995,640
655	4.750%, 1/01/25 – AMBAC Insured	1/14 at 100.00	B	628,741
765	4.750%, 1/01/25 – AGM Insured	1/14 at 100.00	AA–	762,904

	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 1997A:
2,065	5.625%, 2/01/22 – FGIC Insured (4)	10/13 at 100.00	Ca	1,667,715
5,835	5.375%, 2/01/27 – FGIC Insured (4)	10/13 at 100.00	Ca	4,680,370

300	Jefferson County, Alabama, Sewer Revenue Refunding Warrants, Series 2003B, 5.250%, 2/01/16 – AGM Insured	2/14 at 100.00	AA–	294,156

5,025	Jefferson County, Alabama, Sewer Revenue Warrants, Refunding Series 2003C-10, 0.000%, 2/01/42 – AGM Insured (4)	11/13 at 100.00	AA–	3,718,500

168	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alabama (continued)

	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001A:
$10	7.650%, 1/01/06 (4)	No Opt. Call	N/R	$5,598
2,365	8.125%, 1/01/21 (4)	10/13 at 100.00	N/R	1,323,927
1,420	8.250%, 1/01/31 (4)	10/13 at 100.00	N/R	794,916

2,630	Rainbow City Special Healthcare Facilities Financing Authority, Alabama, First Mortgage Revenue Bonds, Regency Pointe, Series 2001B, 7.250%, 1/01/06 (4)	No Opt. Call	N/R	1,472,274

	Sylacauga Health Care Authority, Alabama, Revenue Bonds, Coosa Valley Medical Center, Series 2005A:
2,000	6.000%, 8/01/25	8/15 at 100.00	N/R	2,003,720
7,045	6.000%, 8/01/35	8/15 at 100.00	N/R	6,690,918
113,525	Total Alabama			100,713,470
	Arizona – 3.6%

4,250	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 3256, 19.545%, 7/01/27 (IF) (5)	1/18 at 100.00	AA–	5,033,020

1,750	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 4695, 18.930%, 1/01/31 (IF) (5)	1/18 at 100.00	AA–	2,051,840

11,170	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/42	2/22 at 100.00	BBB+	10,318,064

	Downtown Phoenix Hotel Corporation, Arizona, Senior Revenue Bonds, Series 2005A:
4,050	5.250%, 7/01/26 – FGIC Insured	1/16 at 100.00	BB+	4,076,244
39,260	5.000%, 7/01/36 – FGIC Insured	1/16 at 100.00	BB+	36,694,359
13,550	5.000%, 7/01/40 – FGIC Insured	1/16 at 100.00	BB+	12,578,465

526	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	10/13 at 100.00	N/R	526,763

3,250	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project – Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43	7/23 at 100.00	BB	2,904,005

20,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Privado Park Apartments Project, Series 2006A, 5.750%, 11/01/46 (Mandatory put 11/01/15) (Alternative Minimum Tax) (4)	10/13 at 100.00	N/R	49,600

6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)	1/14 at 100.00	CC	4,934,362

420	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	7/16 at 100.00	N/R	386,400

500	Phoenix Industrial Development Authority, Arizona, Airport Facilities Refunding Bonds, America West Airlines, Inc. Project, Series 1998, 6.300%, 4/01/23 (Alternative Minimum Tax)	4/14 at 100.00	Caa2	497,090

13,165	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, fbo Brighter Choice Foundation Charter Middle Schools Project, Albany, New York, Series 2012, 7.500%, 7/01/42	7/22 at 100.00	BB–	13,025,714

5,365	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona School for the Arts, Series 2011A, 7.750%, 7/01/41	7/21 at 100.00	N/R	5,545,103

	Phoenix Industrial Development Authority, Arizona, Education Revenue Bonds, Painted Rock Academy Charter School Project, Series 2012A:
2,410	7.250%, 7/01/32	7/20 at 100.00	N/R	2,379,321
3,725	7.500%, 7/01/42	7/20 at 100.00	N/R	3,694,232

	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone Montessori School, Series 2004A:
55	6.375%, 11/01/13	5/13 at 100.00	N/R	55,144
790	7.250%, 11/01/23	11/16 at 100.00	N/R	799,409
1,710	7.500%, 11/01/33	11/16 at 100.00	N/R	1,720,192

Nuveen Investments	169

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)

$5,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 – AGM Insured (UB) (5)	6/22 at 100.00	A+	$4,895,000

	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Tender Option Bond Trust 1086:
2,080	18.303%, 6/01/34 (IF)	6/22 at 100.00	A+	2,172,893
1,500	17.362%, 6/01/42 (IF) (5)	6/22 at 100.00	A+	1,374,000
375	17.362%, 6/01/42 (IF) (5)	6/22 at 100.00	A+	343,500
2,515	17.362%, 6/01/42 (IF) (5)	6/22 at 100.00	A+	2,303,740
775	17.334%, 6/01/42 (IF) (5)	6/22 at 100.00	A+	710,001

5,115	Phoenix Industrial Development Authority, Arizona, Senior Living Revenue Bonds, Christian Care Manor I and Christian Care Manor II, Inc. Project, Series 2005A, 5.500%, 7/01/35	7/15 at 100.00	Baa2	4,755,160

3,760	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BB–	3,684,687

550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34	12/14 at 100.00	BBB–	543,818

	Pima County Industrial Development Authority, Arizona, Choice Education and Development Charter School Revenue Bonds, Series 2006:
210	6.000%, 6/01/16	No Opt. Call	N/R	211,525
1,465	6.250%, 6/01/26	6/16 at 100.00	N/R	1,427,086
4,225	6.375%, 6/01/36	6/16 at 100.00	N/R	3,946,108

8,095	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds Legacy Traditional School Project, Series 2009, 8.500%, 7/01/39	7/19 at 100.00	N/R	8,796,432

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012:
4,275	7.375%, 1/01/32	1/22 at 100.00	B	4,225,923
6,695	7.500%, 1/01/42	1/22 at 100.00	B	6,632,201

	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Education Center Project, Series 2010:
1,195	6.000%, 6/01/40	6/19 at 100.00	BBB–	1,147,248
2,250	6.100%, 6/01/45	6/19 at 100.00	BBB–	2,164,388

	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Paradise Education Center Charter School, Series 2006:
250	5.875%, 6/01/22	6/16 at 100.00	BBB–	253,223
1,475	6.000%, 6/01/36	6/16 at 100.00	BBB–	1,411,339

2,815	Pima County Industrial Development Authority, Arizona, Educational Revenue Bonds, Valley Academy Charter School Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	Baa3	2,860,828

3,165	Pima County Industrial Development Authority, Arizona, Lease Revenue Bonds, Clark County Detention Facility Project, Trust 2835, 15.682%, 3/01/16 (IF) (5)	No Opt. Call	AA	3,191,966

2,500	Pronghorn Ranch Community Facilities District, Prescott Valley, Arizona, General Obligation Bonds, Series 2004, 6.400%, 7/15/29	7/14 at 100.00	N/R	2,502,175

	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series 2008:
2,000	6.625%, 12/01/17	No Opt. Call	B–	1,987,540
14,060	7.000%, 12/01/27	12/17 at 102.00	B–	12,287,034

19,225	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	B	20,633,616

170	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)

	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
$60	5.250%, 12/01/22	No Opt. Call	A–	$66,031
80	5.250%, 12/01/28	No Opt. Call	A–	83,610
25,030	5.500%, 12/01/37	No Opt. Call	BBB	22,423,376

	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
3,000	4.700%, 4/01/22	4/14 at 100.00	A–	3,009,450
4,425	4.900%, 4/01/32	4/17 at 100.00	A–	4,197,422

	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,108,041
1,600	6.250%, 12/01/46	12/21 at 100.00	N/R	1,603,200

	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2004A:
1,620	5.850%, 9/01/24	9/14 at 100.00	BB+	1,624,115
1,035	6.125%, 9/01/34	9/14 at 100.00	BB+	1,017,509

	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005:
1,452	5.400%, 7/01/15	No Opt. Call	N/R	1,498,580
700	5.500%, 7/01/16	No Opt. Call	N/R	730,275
8,512	5.750%, 7/01/22	7/16 at 100.00	N/R	8,660,960
11,615	6.000%, 7/01/30	7/16 at 100.00	N/R	11,444,608

2,340	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Charter Schools, Series 2012, 5.125%, 3/01/42	No Opt. Call	BB+	1,956,029

	Yavapai County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona Agribusiness and Equine Center Charter School, Series 2011:
3,530	7.625%, 3/01/31	3/21 at 100.00	BB+	3,834,286
1,830	7.875%, 3/01/42	3/21 at 100.00	BB+	2,007,583

1,340	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)	12/17 at 100.00	N/R	1,049,220
297,505	Total Arizona			268,045,053
	California – 16.7%

	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public Improvement Project, Series 1997C:
855	0.000%, 9/01/29 – AGM Insured	No Opt. Call	AA–	341,949
4,310	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA–	1,143,400

3,415	Antioch Unified School District, Contra Costa County, California, General Obligation Bonds, Tender Option Bond Trust 1188, 17.709%, 8/01/47 (IF) (5)	8/23 at 100.00	A+	2,695,220

255	Azusa Redevelopment Agency, California, Tax Allocation Refunding Bonds, Merged West End Development, Series 2007B, 5.300%, 8/01/36	8/17 at 100.00	N/R	210,066

	Azusa, California, Special Tax Bonds, Community Facilities District 2005-1 Rosedale Improvement Area 1, Series 2007:
3,565	5.000%, 9/01/27	9/17 at 100.00	N/R	3,378,301
8,765	5.000%, 9/01/37	9/17 at 100.00	N/R	7,746,858

	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,700	0.000%, 5/01/42	5/40 at 100.00	Aa2	479,145
9,860	0.000%, 5/01/47	5/40 at 100.00	Aa2	2,682,314

Nuveen Investments	171

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2985:
$1,085	17.731%, 4/01/31 (IF)	4/17 at 100.00	AA	$1,713,074
1,250	19.780%, 4/01/43 (IF)	4/18 at 100.00	AA	1,496,650
1,000	18.288%, 4/01/47 (IF)	4/18 at 100.00	AA	1,095,840
1,250	17.979%, 4/01/47 (IF)	4/18 at 100.00	AA	1,369,800

1,035	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A, Series 2013B, 5.000%, 9/01/34	9/23 at 100.00	N/R	985,713

1,050	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19C, Series 2008A, 6.875%, 9/01/36	9/16 at 100.00	N/R	1,101,429

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	955,060

1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 8C, Series 2007E, 6.250%, 9/01/38	10/13 at 100.00	N/R	1,000,860

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2004D:
1,455	5.500%, 9/01/24	9/14 at 102.00	N/R	1,484,435
1,875	5.800%, 9/01/35	9/14 at 102.00	N/R	1,884,600

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005A:
830	5.600%, 9/01/25	9/15 at 102.00	N/R	840,815
2,315	5.650%, 9/01/30	9/15 at 102.00	N/R	2,325,742
2,500	5.700%, 9/01/35	9/15 at 102.00	N/R	2,481,250

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005B:
930	5.350%, 9/01/28	9/15 at 102.00	N/R	923,304
1,390	5.400%, 9/01/35	9/15 at 102.00	N/R	1,327,839

	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2005C:
855	5.500%, 9/01/29	9/14 at 102.00	N/R	856,992
2,065	5.500%, 9/01/35	9/14 at 102.00	N/R	2,010,856

685	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2006B, 5.000%, 9/01/27	9/13 at 100.50	N/R	645,291

2,275	Blythe Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Series 2011, 9.750%, 5/01/38	5/21 at 100.00	N/R	2,537,285

3,260	Borrego Water District, California, Community Facilities District 2007-1 Montesoro, Special Tax Bonds, Series 2007, 5.750%, 8/01/32 (4)	8/17 at 102.00	N/R	862,531

4,065	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2003, 0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA–	1,633,520

5,930	Brentwood Infrastructure Financing Authority, Contra Costa County, California, CIFP 2006-1 Infrastructure Revenue Bonds, Series 2006, 5.200%, 9/02/36	9/15 at 100.00	N/R	5,109,347

10,000	Calfornia Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower Cporporation – Headquarters Project, Series 2010, 8.500%, 4/01/31	4/21 at 100.00	N/R	10,910,800

1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced County Tobacco Funding Corporation, Series 2005A, 5.125%, 6/01/38	6/15 at 100.00	BB–	794,360

7,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	6/15 at 100.00	B–	5,437,880

7,250	California Health Facilities Financing Authority, Hospital Revenue Bonds, Adventist Health System West, Tender Option Bonds Trust 4699, 19.671%, 9/01/28 – MBIA Insured (IF) (5)	9/18 at 100.00	N/R	8,285,663

172	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Tender Option Bond Trust 3267:
$2,500	20.070%, 5/15/19 (IF) (5)	11/21 at 100.00	AA–	$3,074,900
4,000	19.080%, 5/15/31 (IF) (5)	11/21 at 100.00	AA–	4,525,120
1,500	20.070%, 11/15/40 (IF) (5)	11/21 at 100.00	AA–	1,844,940

1,765	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA–	1,766,288

2,385	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 3294, 18.358%, 8/15/41 (IF) (5)	8/15 at 100.00	AA–	1,993,860

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 11952:
2,500	22.388%, 8/15/18 (IF) (5)	No Opt. Call	AA–	3,743,600
2,000	22.388%, 8/15/18 (IF)	No Opt. Call	AA–	2,994,880

	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3248:
2,500	22.388%, 8/15/18 (IF) (5)	No Opt. Call	AA–	3,743,600
2,500	22.388%, 8/15/18 (IF) (5)	No Opt. Call	AA–	3,743,600

1,870	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3765-2, 18.484%, 5/15/15 (IF) (5)	No Opt. Call	AA–	1,852,572

4,320	California Housing Finance Agency, Home Mortgage Revenue Bonds, Tender Option Bond Trust 3206, 8.381%, 2/01/24 (Alternative Minimum Tax) (IF)	2/17 at 100.00	BBB	3,437,424

19,250	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39	2/19 at 100.00	BBB	19,445,388

4,000	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7 – Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	3,584,920

355	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7 – Alma Academy Elementary School, Taxable Series 2012B, 8.500%, 6/01/16	No Opt. Call	N/R	350,413

	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
1,550	5.250%, 8/01/42	No Opt. Call	BB+	1,395,047
675	5.300%, 8/01/47	8/22 at 100.00	BB+	604,125

2,600	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Education Foundation Project, Series 2006A, 5.250%, 6/01/36	6/16 at 100.00	BB–	2,130,648

	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
1,000	6.750%, 10/01/28	10/18 at 100.00	N/R	912,790
1,000	7.000%, 10/01/39	10/18 at 100.00	N/R	893,890

8,735	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45	8/20 at 100.00	N/R	8,696,828

1,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	984,840

5,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	4,837,750

	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A:
570	6.625%, 1/01/32	1/22 at 100.00	N/R	587,545
530	6.875%, 1/01/42	1/22 at 100.00	N/R	547,193

Nuveen Investments	173

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009:
$500	8.000%, 11/01/29	11/19 at 100.00	Baa1	$582,965
1,040	8.500%, 11/01/39	11/19 at 100.00	AA	1,224,954

1,000	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.000%, 2/01/21	2/17 at 100.00	BBB	1,051,890

	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside Desalination Project, Series 2012:
8,465	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	7,329,420
8,500	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	7,124,020

1,000	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	BBB–	884,190

12,100	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 7.000%, 6/01/47	6/20 at 102.00	N/R	12,177,440

4,500	California State, General Obligation Bonds, Tender Option Bond Trust 3162, 19.530%, 3/01/18 – AGM Insured (IF)	No Opt. Call	AA–	5,557,140

1,500	California Statewide Communities Development Authority, Charter School Revenue Bonds – Albert Einstein Academy for Letters, Arts, & Sciences Charter School Series 2012, 6.250%, 11/01/42	No Opt. Call	N/R	1,320,300

2,220	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	2,393,826

515	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Taxable Series 2011B, 8.750%, 12/01/18	No Opt. Call	N/R	494,137

1,950	California Statewide Communities Development Authority, Community Facilities District 2012-01, Fancher Creek, Special Tax Bonds, Series 2013A, 5.700%, 9/01/43	9/23 at 100.00	N/R	1,687,706

805	California Statewide Communities Development Authority, Multifamily Housing Revenue Subordinate Bonds Stanford Arms Seniors Apartments Series 2001-P2, Pass-Through Certificates of Beneficial Ownership, 5.750%, 11/01/34 (Mandatory put 11/01/16) (Alternative Minimum Tax)	12/13 at 100.00	N/R	806,079

2,410	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31	1/21 at 100.00	N/R	2,456,585

1,415	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30	1/20 at 100.00	N/R	1,444,375

4,650	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 6.250%, 10/01/39	10/19 at 100.00	BBB+	4,806,566

40,600	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (4)	No Opt. Call	D	1,114,470

875	California Statewide Communities Development Authority, Revenue Bonds, Lancer Plaza Project, Series 2013, 5.875%, 11/01/43	8/23 at 100.00	N/R	768,591

1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32	10/22 at 100.00	N/R	981,520

1,100	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB–	1,155,022

174	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$4,950	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	$4,955,247

5,000	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	5,559,000

6,570	California Statewide Community Development Authority, Infrastructure Program Revenue Bonds, Series 2006A, 5.200%, 9/02/36	3/14 at 100.00	N/R	5,590,413

1,000	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 5.625%, 6/01/33	6/17 at 102.00	N/R	940,220

2,000	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2010A, 7.500%, 6/01/42	6/19 at 100.00	N/R	2,180,700

565	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Magnolia City Lights, Series 1999X, 6.650%, 7/01/39	10/13 at 100.00	N/R	542,954

485	California Statewide Community Development Authority, Revenue Bonds, Brentwood Infrastructure Program, Series 2005A, 5.200%, 9/02/25	9/13 at 100.00	N/R	467,690

	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2007A:
1,000	5.400%, 11/01/27	11/17 at 102.00	N/R	983,340
1,500	5.500%, 11/01/38	11/17 at 102.00	N/R	1,417,830

	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2011A:
1,250	7.250%, 11/01/31	11/21 at 100.00	N/R	1,407,075
2,250	7.500%, 11/01/41	11/21 at 100.00	N/R	2,550,578

5,530	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los Angeles, Series 2007, 5.000%, 8/15/47	8/17 at 100.00	BBB+	5,163,416

750	California Statewide Community Development Authority, Revenue Bonds, Drew School, Series 2007, 5.300%, 10/01/37	10/15 at 102.00	N/R	684,293

2,870	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series 2004A, 7.750%, 3/01/34	3/14 at 102.00	N/R	2,891,611

	California Statewide Community Development Authority, Revenue Bonds, International School of the Peninsula, Palo Alto, California, Series 2006:
1,300	5.000%, 11/01/25	11/16 at 100.00	N/R	1,300,286
800	5.000%, 11/01/29	11/16 at 100.00	N/R	756,496

	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Tender Option Bond Trust 1185:
5,000	18.454%, 3/01/45 (IF) (5)	3/16 at 100.00	A+	5,020,600
820	18.290%, 3/01/45 (IF) (5)	3/16 at 100.00	A+	823,346

4,290	California Statewide Community Development Authority, Revenue Bonds, Montessori in Redlands School, Series 2007A, 5.125%, 12/01/36	12/16 at 100.00	N/R	3,792,103

6,915	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3048, 18.678%, 11/15/32 (IF)	5/18 at 100.00	AA–	6,805,190

6,555	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3102, 18.772%, 11/15/48 (IF) (5)	5/18 at 100.00	AA–	6,450,907

1,010	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative Minimum Tax)	1/14 at 100.00	N/R	976,337

Nuveen Investments	175

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$1,790	Carlsbad, California, Limited Obligation Refunding Bonds, Reassessment District 12-1, Series 2013, 5.000%, 9/02/35	9/22 at 100.00	N/R	$1,764,027

1,000	Carson Redevelopment Agency, California, Redevelopment Project Area 1 Tax Allocation Bonds, Series 2009A, 7.000%, 10/01/36	10/19 at 100.00	A–	1,111,640

1,000	Chino Public Financing Authority, California, Revenue Refunding Bonds, Series 2012, 5.000%, 9/01/30	9/22 at 100.00	N/R	958,920

	Chino, California, Special Tax Bonds, Community Facilities District 03-3 Improvement Area 2, Series 2006:
1,000	5.000%, 9/01/26	3/16 at 100.00	N/R	956,440
4,310	5.000%, 9/01/31	3/16 at 100.00	N/R	3,981,190
2,000	5.000%, 9/01/36	3/16 at 100.00	N/R	1,776,820

1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	912,880

3,025	Corona, California, Special Tax Bonds, Community Facilities District 2002-1 Dos Lagos, Series 2005A, 5.050%, 9/01/34	9/15 at 100.00	N/R	2,863,435

	Corona-Norco Unified School District Public Financing Authority, Riverside County, California, Special Tax Revenue Refunding Bonds, Junior Lien Series 2013B:
1,015	5.000%, 9/01/32	9/23 at 100.00	N/R	969,295
500	5.000%, 9/01/35	9/23 at 100.00	N/R	467,630

2,800	California, Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Trust 2554, 18.234%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	2,962,848

	Desert Hot Springs Redevelopment Agency, California, Merged Redevelopment Project Tax Allocation Bonds, Series 2008A-2:
1,000	5.000%, 9/01/23	9/18 at 100.00	CCC+	736,800
2,000	5.250%, 9/01/28	9/18 at 100.00	CCC+	1,443,040
2,000	5.750%, 9/01/38	9/18 at 100.00	CCC+	1,417,220

5,000	East Side Union High School District, Santa Clara County, California, General Obligation Bonds, Tender Option Bond Trust 2010-3171, 18.153%, 8/01/33 – AGC Insured (IF)	8/19 at 100.00	AA–	5,258,400

5,150	El Dorado County, California, Special Tax Bonds, Blackstone Community Facilities District 2005-1, Series 2005, 5.250%, 9/01/35	9/14 at 102.00	N/R	4,411,233

	Elk Grove Community Facilities District 2005-1, California, Special Tax Bonds, Series 2007:
7,120	5.200%, 9/01/27	9/15 at 102.00	N/R	6,538,723
15,470	5.250%, 9/01/37	9/15 at 102.00	N/R	13,521,399

4,000	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	4,029,440

1,500	Fillmore Redevelopment Agency, Ventura County, California, Central City Redevelopment Project, Subordinate Lien Tax Allocation Bonds, Series 2006A, 5.375%, 5/01/31	11/16 at 100.00	N/R	1,298,085

2,500	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana Redevelopment Project, Tender Option Bonds Trust 1013, 18.608%, 9/01/32 – AMBAC Insured (IF) (5)	10/13 at 100.00	A+	2,638,700

	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North, Series 2006:
3,610	5.000%, 9/01/26	9/14 at 102.00	N/R	3,606,426
1,000	5.000%, 9/01/36	9/14 at 102.00	N/R	943,760

21,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 – NPFG Insured	1/14 at 100.00	A	20,660,220

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999:
1,880	5.875%, 1/15/29 – NPFG Insured	1/14 at 101.00	A	1,886,730
1,000	0.000%, 1/15/30 – NPFG Insured	No Opt. Call	A	362,650

176	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$31,935	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured (UB)	6/15 at 100.00	A2	$30,372,740

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bond Trust 1011:
750	17.481%, 6/01/38 – FGIC Insured (IF) (5)	6/15 at 100.00	A2	674,820
2,500	17.481%, 6/01/38 – FGIC Insured (IF) (5)	6/15 at 100.00	A2	2,249,400
2,500	17.481%, 6/01/38 – FGIC Insured (IF) (5)	6/15 at 100.00	A2	2,249,400
2,500	17.481%, 6/01/38 – FGIC Insured (IF) (5)	6/15 at 100.00	A2	2,249,400
1,560	17.468%, 6/01/38 – FGIC Insured (IF) (5)	6/15 at 100.00	A2	1,403,750
370	17.310%, 6/01/45 – AMBAC Insured (IF) (5)	6/15 at 100.00	A2	298,331
955	17.437%, 6/01/45 – AMBAC Insured (IF) (5)	6/15 at 100.00	A2	768,613
1,880	17.459%, 6/01/45 – AMBAC Insured (IF) (5)	6/15 at 100.00	A2	1,512,592
980	17.460%, 6/01/45 (IF) (5)	6/15 at 100.00	A2	788,469
2,250	17.481%, 6/01/45 – AMBAC Insured (IF) (5)	6/15 at 100.00	A2	1,809,720
7,500	17.481%, 6/01/45 – AMBAC Insured (IF) (5)	6/15 at 100.00	A2	6,032,400
1,530	17.481%, 6/01/45 (IF) (5)	6/15 at 100.00	A2	1,230,610
1,750	17.481%, 6/01/45 (IF) (5)	6/15 at 100.00	A2	1,407,560
1,250	17.481%, 6/01/45 (IF) (5)	6/15 at 100.00	A2	1,005,400

7,575	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bonds Trust 3107, 17.783%, 6/01/45 – AMBAC Insured (IF)	6/15 at 100.00	AA+	7,334,191

	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bonds Trust 4686:
5,500	8.958%, 6/01/45 – AGC Insured (IF) (5)	6/15 at 100.00	AA–	5,158,670
550	8.958%, 6/01/45 – AGC Insured (IF)	6/15 at 100.00	AA–	515,867

	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
3,500	4.500%, 6/01/27	6/17 at 100.00	B	3,179,645
30,770	5.000%, 6/01/33	6/17 at 100.00	B	25,072,627
46,845	5.750%, 6/01/47	6/17 at 100.00	B	36,581,261
3,000	5.125%, 6/01/47	6/17 at 100.00	B	2,142,270

51,205	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B	39,711,014

1,535	Gonzales Redevelopment Agency, Monterey County, California, Tax Allocation Refunding Bonds, Gonzalez Redevelopment Project, Series 2011, 8.000%, 12/01/44	12/21 at 100.00	BB+	1,582,631

1,875	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust 3253, 22.544%, 1/15/19 (IF) (5)	No Opt. Call	Aa2	2,827,800

	Hawthorne, California, Special Tax Bonds, Community Facilities District 2006-1, Three Sixty Degrees at South Bay, Series 2006:
1,000	4.600%, 9/01/21	9/16 at 102.00	N/R	1,023,620
2,000	5.000%, 9/01/30	9/16 at 102.00	N/R	1,961,640
1,000	5.000%, 9/01/36	9/16 at 102.00	N/R	943,760

1,485	Hemet Unified School District Community Facilities District 2005-3, Riverside County, California, Special Tax Bonds, Series 2007, 5.750%, 9/01/39	9/13 at 100.50	N/R	1,430,604

585	Hemet Unified School District, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2006, 5.125%, 9/01/36	9/13 at 100.00	N/R	554,293

	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
5,675	5.000%, 8/01/25 – AMBAC Insured	8/15 at 100.00	N/R	3,932,208
3,750	4.750%, 8/01/35 – AMBAC Insured	8/15 at 100.00	N/R	2,165,513

	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
3,250	5.500%, 9/01/22 – SYNCORA GTY Insured	9/17 at 100.00	N/R	3,272,230
1,000	5.500%, 9/01/27 – SYNCORA GTY Insured	No Opt. Call	N/R	952,850
4,245	5.000%, 9/01/37 – SYNCORA GTY Insured	9/17 at 100.00	N/R	3,533,453

Nuveen Investments	177

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$2,935	Imperial, California, Community Facilities District 2006-2 Savanna Ranch Special Tax Bonds, Improvement Area 1, Series 2006, 5.000%, 9/01/37	3/14 at 100.00	N/R	$2,594,070

1,000	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San Juan Mobile Estates Project, Series 2006A, 5.125%, 5/15/41	5/16 at 100.00	A	987,510

2,500	Independent Cities Lease Finance Authority, California, Revenue Bonds, El Granada Mobile Home Park, Series 2004A, 6.450%, 5/15/44	5/14 at 100.00	N/R	2,507,000

3,345	Independent Cities Lease Finance Authority, California, Second Senior Subordinate Lien Revenue Bonds, Caritas Affordable Housing Project Mobile Home Park, Series 2005C, 7.000%, 9/01/40	9/15 at 100.00	N/R	3,384,605

1,010	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	8/18 at 100.00	BBB–	961,055

2,050	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2005, 5.100%, 9/01/30	9/15 at 102.00	N/R	1,966,401

630	Indio, California, Special Tax Bonds, Community Facilities District 2006-1 Sonora Wells, Series 2006, 5.050%, 9/01/26	9/16 at 100.00	N/R	614,666

15,000	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007, 0.000%, 6/01/36	6/17 at 28.99	B	2,378,550

1,500	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 34 Eastvale Area , Series 2010A, 6.500%, 9/01/40 (Pre-refunded 9/01/13)	9/13 at 103.00	N/R (6)	1,552,500

5,080	King Comunity Development Agency, California, Tax Allocation Bonds, King City Redevelopment Project, Series 2011, 7.250%, 8/01/34	8/21 at 100.00	N/R	5,445,506

2,500	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds, Series 2003H, 6.375%, 10/01/33	10/13 at 102.00	N/R	2,538,450

1,000	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area C, Series 2012C, 5.000%, 9/01/42	No Opt. Call	N/R	925,080

1,205	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Villages at Wasson Canyon, Series 2012A, 5.250%, 9/01/38	9/22 at 100.00	N/R	1,106,009

1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34	9/13 at 102.00	N/R	1,192,800

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2, Canyon Hills Improvement Area B, Series 2006A:
3,000	5.100%, 9/01/26	9/14 at 100.00	N/R	2,867,400
6,750	5.150%, 9/01/36	9/14 at 100.00	N/R	6,037,673

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 1, Series 2005:
1,195	5.250%, 9/01/30	9/15 at 102.00	N/R	1,192,275
1,225	5.250%, 9/01/35	9/15 at 102.00	N/R	1,184,538

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2004-3, Rosetta Canyon Improvement Area 2, Series 2006:
910	5.200%, 9/01/26	9/14 at 100.00	N/R	911,665
8,660	5.250%, 9/01/37	9/14 at 100.00	N/R	8,428,865

	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006A:
980	5.200%, 9/01/26	9/14 at 100.00	N/R	991,584
1,505	5.350%, 9/01/36	9/14 at 100.00	N/R	1,519,583

11,820	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2005-2 Improvement Area A, Series 2005A, 5.450%, 9/01/36	9/14 at 100.00	N/R	11,325,688

5,000	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2010, 0.000%, 8/01/45 – AGM Insured	No Opt. Call	AA–	1,758,250

178	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$2,000	Lammersville Joint Unified School District, Special Tax Bonds, California, Community Facilities District 2002, Mountain House, Series 2013, 5.000%, 9/01/37	9/22 at 100.00	N/R	$1,842,280

1,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 0.000%, 9/01/29	9/22 at 100.00	N/R	796,190

	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009:
2,000	6.875%, 8/01/34	8/19 at 100.00	BBB	2,161,960
2,445	6.875%, 8/01/39	8/19 at 100.00	BBB	2,626,346

1,180	Lathrop Financing Authority, California, Revenue Bonds, Water Supply Project Series 2003, 6.000%, 6/01/35	12/13 at 100.00	N/R	1,180,472

1,095	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.375%, 9/01/35	9/23 at 100.00	N/R	1,062,588

4,050	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities District 3, Series 2004, 5.950%, 9/01/34 (Pre-refunded 9/01/13)	9/13 at 102.00	N/R (6)	4,149,387

1,335	Lemoore Redevelopment Agency, Kings County, California, Lemorre Redevelopment Project Tax Allocation Bonds, Series 2011, 7.250%, 8/01/31	8/16 at 100.00	A–	1,431,934

630	Lincoln, California, Community Facility District 2006-1 Area 2 Special Tax Bonds, Series 2006, 5.000%, 9/01/26	9/16 at 100.00	N/R	596,358

1,765	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42	8/29 at 100.00	AA–	927,137

6,490	Los Angeles County, California, Multifamily Housing Revenue Bonds, HDR Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42	7/22 at 100.00	N/R	5,786,938

1,875	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Tender Option Bond Trust 10-27B, 18.086%, 5/15/40 (IF) (5)	5/20 at 100.00	AA	2,052,150

1,150	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender Option Bond Trust 3345, 18.006%, 7/01/20 (IF)	No Opt. Call	AA–	1,333,759

585	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002B, 7.500%, 12/01/24 (Alternative Minimum Tax)	12/13 at 101.00	C	587,434

4,600	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C, 7.500%, 12/01/24 (Alternative Minimum Tax)	12/13 at 101.00	N/R	4,619,136

2,500	Los Angeles, California, Wastewater System Revenue Bonds, Tender Option Bond Trust 2009-2W, 20.369%, 6/01/34 (IF) (5)	6/19 at 100.00	AA+	3,880,400

1,000	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	1,105,350

	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011A:
1,185	7.000%, 8/01/26	8/21 at 100.00	BBB+	1,343,458
2,650	7.250%, 8/01/31	8/21 at 100.00	BBB+	2,969,643
10,010	7.500%, 8/01/41	8/21 at 100.00	BBB+	11,137,727

3,950	March Joint Powers Redevelopment Agency, California, March Air Force Base Redevelopment Project Tax Allocation Revenue Bonds, Series 2011B, 7.500%, 8/01/41	8/21 at 100.00	BBB+	4,395,007

625	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/26	9/15 at 100.00	N/R	625,950

Nuveen Investments	179

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$1,500	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Gateways Redevelopment Project, Series 2009A, 6.250%, 9/01/29	9/19 at 100.00	N/R	$1,457,010

5	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System Project, Series 2003, 5.700%, 9/01/36	9/13 at 102.00	Baa2	5,123

	Merced, California, Community Facilities District 2005-1, Special Tax Bonds, Bellevue Ranch West, Series 2006:
1,270	5.250%, 9/01/26	9/14 at 103.00	N/R	884,225
1,245	5.300%, 9/01/36	9/13 at 103.00	N/R	758,130

	Monrovia Redevelopment Agency, California, Central Project Area 1 Housing Tax Allocation Bonds, Series 2011:
1,540	6.500%, 5/01/26	5/21 at 100.00	BBB+	1,741,324
1,075	6.900%, 5/01/36	5/21 at 100.00	BBB+	1,186,628

615	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/36	3/16 at 100.00	N/R	581,034

2,335	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-6, Series 2005, 5.200%, 9/01/36	9/13 at 102.00	N/R	2,264,693

220	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.000%, 9/01/26	9/15 at 101.00	N/R	215,646

1,000	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2005-3, Series 2007, 5.000%, 9/01/37	3/14 at 100.00	N/R	883,840

	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007:
1,010	5.000%, 9/01/27	9/17 at 100.00	N/R	951,450
1,325	5.000%, 9/01/37	9/17 at 100.00	N/R	1,161,853

2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	A	3,120,093

20,050	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009A, 6.500%, 11/01/39	No Opt. Call	A	23,169,580

2,000	Murrieta Public Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/31	9/22 at 100.00	BBB–	1,955,680

1,265	Murrieta, California, Special Tax Bonds, Community Facilities District 2003-3, Creekside Village Improvement Area 1, Series 2005, 5.200%, 9/01/35	3/14 at 100.00	N/R	1,215,197

2,355	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32	8/21 at 100.00	A–	2,728,032

3,565	Orange County Health Facilities Authority, California, Hospital Revenue Bonds, Orlando Health, Inc., Tender Option Bond Trust 1071, 17.270%, 10/01/42 (IF) (5)	4/22 at 100.00	A	3,211,566

1,100	Pacifica, California, Certificates of Participation, Series 2008, 5.375%, 1/01/37 – AMBAC Insured	1/16 at 102.00	A–	1,122,440

2,465	Palm Desert Finance Authority, California, Tax Allocation Revenue Bonds, Project Area 3, Series 2006A, 4.750%, 4/01/36 – NPFG Insured	4/16 at 100.00	A	2,210,785

1,995	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 1, Series 2003, 5.000%, 4/01/30 – NPFG Insured	No Opt. Call	Baa2	1,938,821

	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
2,095	5.250%, 9/01/26	3/14 at 100.00	N/R	1,864,760
4,640	5.450%, 9/01/32	9/16 at 100.00	N/R	4,088,258
5,515	5.500%, 9/01/36	9/16 at 100.00	N/R	4,742,679

180	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2007:
$2,700	5.150%, 9/01/27	3/14 at 100.00	N/R	$2,360,097
8,110	5.200%, 9/01/37	9/15 at 102.00	N/R	6,501,382

	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010:
1,120	7.000%, 4/01/25	4/14 at 100.00	BB	1,137,696
1,605	7.500%, 4/01/35	4/14 at 100.00	BB	1,636,843

1,000	Palm Springs Financing Authority, California, Lease Revenue Bonds, Downtown Revitalization Project, Series 2012B, 5.000%, 6/01/35	No Opt. Call	A	999,930

	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002:
1,230	0.000%, 12/01/31 – AMBAC Insured	No Opt. Call	A–	408,766
1,225	0.000%, 12/01/32 – AMBAC Insured	No Opt. Call	A–	384,809

	Palmdale, California, Special Tax Bonds, Community Facilities District 2003-1, Anaverde Project, Series 2005A:
1,000	5.350%, 9/01/30	9/15 at 101.00	N/R	969,480
2,855	5.400%, 9/01/35	9/15 at 101.00	N/R	2,689,952

5,265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Baa3	5,558,734

17,360	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	17,586,895

3,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 – AGC Insured	8/29 at 100.00	AA–	2,309,970

2,000	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 11872, 18.349%, 8/01/37 – NPFG Insured (IF)	8/17 at 100.00	A+	2,032,960

	Palomar Pomerado Health, California, General Obligation Bonds, Tender Option Bond Trust 4683:
3,750	17.878%, 8/01/37 – NPFG Insured (IF) (5)	8/17 at 100.00	A+	3,811,800
7,000	17.878%, 8/01/37 – NPFG Insured (IF) (5)	8/17 at 100.00	A+	7,115,360

5,000	Peralta Community College District, Alameda County, California, General Obligation Bonds, Series 2009, Trust 3019, 18.080%, 8/01/37 – AGM Insured (IF) (5)	8/17 at 100.00	AA–	4,889,400

555	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, Improvement Area 5-A, Series 2006, 5.000%, 9/01/26	9/13 at 100.50	N/R	530,824

	Perris, California, Special Tax Bonds, Community Facilities District 2001-1, May Farms Improvement Area 4, Series 2005A:
1,290	5.100%, 9/01/30	9/15 at 102.00	N/R	1,230,505
2,475	5.150%, 9/01/35	9/15 at 102.00	N/R	2,287,568

	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Villages of Avalon, Series 2005:
1,500	5.100%, 9/01/28	9/14 at 100.00	N/R	1,443,420
1,050	5.150%, 9/01/32	9/14 at 100.00	N/R	985,614

1,365	Perris, California, Special Tax Bonds, Community Facilities District 2004-3, Monument Ranch Improvement Area 2, Series 2005A, 5.300%, 9/01/35	9/15 at 102.00	N/R	1,328,568

3,900	Pico Rivera Water Authority, California, Water System Project, Revenue Refunding Bonds, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	A	3,953,898

17,000	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB–	17,527,680

2,500	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A	1,048,900

4,360	Pittsburg Redevelopment Agency, California, Tax Allocation Refunding Bonds, Los Medanos Community Development Project, Series 2006C, 4.250%, 9/01/34 – AMBAC Insured	9/16 at 100.00	BBB–	3,352,099

Nuveen Investments	181

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$1,455	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007AX, 5.000%, 2/01/41	2/17 at 100.00	BBB–	$1,201,917

1,285	Pomona Public Financing Authority, California, Merged Projects Revenue Bonds, Series 2007, 5.125%, 2/01/33	2/14 at 100.00	BBB–	1,142,468

3,895	Rancho Cardova, California, Special Tax Bonds, Sunridge Park Area Community Facilities District 2004-1, Series, 6.125%, 9/01/37	9/17 at 100.00	N/R	3,933,171

1,000	Rancho Cordova, California, Special Tax Bonds, Sunridge Anatolia Area Community Facilities District 2003-1, Series 2005, 5.500%, 9/01/37	9/13 at 102.00	N/R	1,000,920

1,000	Rancho Cordova, California, Sunridge Anatolia Community Facilities District 2003-1, Special Tax Refunding Bonds, Series 2012, 5.000%, 9/01/37	No Opt. Call	N/R	940,000

3,920	Rancho Cucamonga, California, Community Facilities District 2004-01 Special Tax Bonds, Rancho Etiwanda Estates, Series 2006, 5.375%, 9/01/36	3/14 at 100.00	N/R	3,742,855

	Redwood City, California, Special Tax Bonds, Community Facilities District 2010-1 One Marina, Series 2011:
775	7.500%, 9/01/31	9/16 at 103.00	N/R	819,950
1,440	7.750%, 9/01/41	9/16 at 103.00	N/R	1,519,934

	Richmond, California, Joint Powers Financing Agency Multifamily Housing Revenue Bonds, Westridge Hilltop Apartments, Series 2007:
1,000	5.000%, 12/15/26	12/13 at 100.00	Baa2	904,590
1,750	5.000%, 12/15/33	12/13 at 100.00	Baa2	1,474,883

34,377	River Rock Entertainment Authority, California, Revenue Bonds, Senior Notes Series 2011B, 8.000%, 11/01/18	11/15 at 104.00	N/R	32,181,685

	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien Tax Allocation Bonds, Series 2001E:
7,100	0.000%, 12/01/41	No Opt. Call	BBB+	812,311
7,075	0.000%, 12/01/42	No Opt. Call	BBB+	749,809
7,050	0.000%, 12/01/43	No Opt. Call	BBB+	692,099
5,600	0.000%, 12/01/44	No Opt. Call	BBB+	509,264

1,500	Riverside County Redevelopment Agency, California, Desert Communities Redevelopment Project Area Tax Allocation Bonds, Series 2010D, 6.000%, 10/01/30	10/20 at 100.00	BBB	1,477,755

5,000	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 0.000%, 10/01/39	No Opt. Call	A–	948,450

1,000	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42	10/21 at 100.00	A–	1,113,300

5,855	Riverside Public Financing Authority, California, Tax Allocation Bonds, University Corridor, Series 2007C, 4.500%, 8/01/30 – NPFG Insured	No Opt. Call	A	5,264,582

2,955	Riverside Unified School District, Riverside County, California, General Obligation Bonds, Series 2009, Trust 3017, 17.616%, 9/01/25 – AGC Insured (IF)	8/15 at 100.00	Aa2	3,133,305

	Riverside, California, Improvement Bond Act of 1915, Special Assessment Bonds, Hunter Park Assessment District, Series 2006:
2,000	5.100%, 9/02/26	9/16 at 101.00	N/R	1,951,440
1,500	5.200%, 9/02/36	9/16 at 101.00	N/R	1,389,795

	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
550	0.000%, 9/01/36 – NPFG Insured	No Opt. Call	AA–	129,888
660	0.000%, 9/01/37 – NPFG Insured	No Opt. Call	AA–	146,388

1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Diamond Creek, Series 2007, 5.000%, 9/01/37	3/14 at 100.00	N/R	796,090

	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Series 2005:
1,765	5.250%, 9/01/25	9/15 at 100.00	N/R	1,724,811
4,800	5.200%, 9/01/36	9/15 at 100.00	N/R	4,295,712

182	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$2,370	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Series 2006, 5.200%, 9/01/26	9/16 at 100.00	N/R	$2,310,632

7,085	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2006, 5.250%, 9/01/36	9/16 at 100.00	N/R	6,384,435

3,000	Roseville, California, Special Tax Bonds, Community Facilities District 5 Stone Point, Series 2006, 5.250%, 9/01/36	3/14 at 100.00	N/R	2,432,280

	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 4698:
2,500	18.364%, 12/01/30 – AMBAC Insured (IF) (5)	No Opt. Call	A	2,810,300
3,000	18.675%, 12/01/30 – AMBAC Insured (IF) (5)	No Opt. Call	A	3,372,360
6,830	18.466%, 12/01/33 – AMBAC Insured (IF) (5)	No Opt. Call	A	7,032,441

3,540	Sacramento City Financing Authority, California, Master Lease Program Facilities Revenue Bonds, Tender Option Bond Trust 1114, 18.577%, 12/01/30 – AMBAC Insured (IF) (5)	No Opt. Call	A	3,978,889

6,010	Sacramento, California, Community Facilities District 05-1, College Square Special Tax Bonds, Series 2007, 5.900%, 9/01/37	9/17 at 100.00	N/R	5,881,206

4,845	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	A	4,626,830

	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
4,000	8.000%, 12/01/31	12/21 at 100.00	BB	4,679,840
16,730	7.500%, 12/01/41	12/21 at 100.00	BB	18,816,064

2,935	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 3504, 20.213%, 8/01/33 (IF)	8/19 at 100.00	Aa2	3,821,223

	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	8/15 at 100.00	N/R	430,430
3,020	0.000%, 8/01/34	8/15 at 100.00	N/R	689,315

500	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39	8/19 at 100.00	A–	549,045

900	San Jacinto Unified School District, Riverside County, California, Community Facilities District 2006-1 Special Tax Bonds, Infrastructure Projects, Series 2006, 5.200%, 9/01/36	9/16 at 100.00	N/R	822,132

	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Refunding Bonds, Series 1997A:
275	0.000%, 1/15/24 – NPFG Insured	No Opt. Call	A	152,026
39,120	0.000%, 1/15/25 – NPFG Insured	No Opt. Call	A	20,208,218
65,905	0.000%, 1/15/26 – NPFG Insured	No Opt. Call	A	31,866,386
2,220	0.000%, 1/15/27 – NPFG Insured	No Opt. Call	A	992,939
15,180	0.000%, 1/15/28 – NPFG Insured	No Opt. Call	A	6,350,705
1,010	0.000%, 1/15/29 – NPFG Insured	No Opt. Call	A	394,849
1,000	5.250%, 1/15/30 – NPFG Insured	1/14 at 100.00	A	981,620
7,110	0.000%, 1/15/30 – NPFG Insured	No Opt. Call	A	2,594,937
50,550	0.000%, 1/15/31 – NPFG Insured	No Opt. Call	A	17,177,901
2,085	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	A	660,111
24,790	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	A	6,874,019
24,505	0.000%, 1/15/36 – NPFG Insured	No Opt. Call	A	5,890,512

3,300	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2003, 4.900%, 8/01/33 – FGIC Insured	10/13 at 100.00	A	2,987,358

1,090	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured	8/17 at 100.00	A	925,192

Nuveen Investments	183

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

$5,520	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2007B, 4.250%, 8/01/36 – SYNCORA GTY Insured	8/17 at 100.00	BBB	$4,528,884

	San Jose, California, Airport Revenue Bonds, Tender Option Bond Trust 3923:
470	17.639%, 9/01/30 – AMBAC Insured (IF) (5)	3/17 at 100.00	AA–	488,231
1,500	17.730%, 3/01/31 – AMBAC Insured (IF) (5)	3/17 at 100.00	AA–	1,558,500

3,860	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water Project, Tender Option Bond Trust 3030, 17.687%, 9/01/38 – BHAC Insured (IF)	9/17 at 100.00	AA+	4,295,099

5,350	Santa Ana Unified School District (1999 Financing Project) Certificates of Participation (Orange County, California), 0.000%, 4/01/32 – AGM Insured	No Opt. Call	AA–	1,781,015

	Santa Ana Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 2004-1, Central Park Project, Series 2005:
1,180	4.950%, 9/01/25	9/15 at 100.00	N/R	1,063,239
1,050	5.050%, 9/01/30	9/15 at 100.00	N/R	904,943
2,320	5.100%, 9/01/35	9/15 at 100.00	N/R	1,911,286

8,340	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39	10/13 at 100.00	N/R	7,629,349

1,500	Santa Margarita Water District, California, Special tax Bonds, Community Facilities District 2013-1 Village of Sendero, Series 2013, 5.625%, 9/01/36	9/23 at 100.00	N/R	1,498,950

3,250	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/41	2/21 at 100.00	A	3,705,618

2,500	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	3/15 at 103.00	N/R	2,394,000

900	Sierra Kings Health Care District, Fresno County, California, Revenue Bonds, Series 2006A, 5.750%, 12/01/36 (Pre-refunded 12/01/16)	12/16 at 100.00	N/R (6)	1,034,028

22,000	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A, 0.000%, 6/01/36	6/17 at 34.85	BB+	3,893,340

2,155	South Gate, California, Certificates of Participation, Series 2002A, 5.000%, 9/01/24 – AMBAC Insured	3/14 at 100.00	BBB	2,103,883

	Stockton Public Financing Authority, California, Lease Revenue Bonds, Refunding Series 2006A:
1,710	4.500%, 8/01/28 – NPFG Insured	8/14 at 100.00	A	1,389,666
1,000	4.500%, 8/01/31 – NPFG Insured	8/14 at 100.00	A	792,300

1,000	Stockton Redevelopment Agency, California, Revenue Bonds, Stockton Events Center Arena Project, Series 2004, 5.000%, 9/01/36 – FGIC Insured	9/14 at 100.00	A	880,510

	Stockton, California, Community Facilties District 2006-3, Northbrook Woodside Improvement Area 1 Special Tax Bonds, Series 2007:
1,935	6.125%, 9/01/31	9/14 at 103.00	N/R	1,900,673
2,930	6.250%, 9/01/37	9/14 at 103.00	N/R	2,904,597

7,500	Stockton, California, Special Tax Bonds, Arch Road Community Facilities District 99-02, Refunding Series 2007, 5.875%, 9/01/37	9/17 at 102.00	N/R	7,045,425

2,000	Tejon Ranch Public Facilities Financing Authority, California, Community Facilities District 2008-1 Tejon Industrial Complex East 2012A, 5.250%, 9/01/40	No Opt. Call	N/R	1,731,000

4,000	Tejon Ranch Public Facilities Financing Authority, California, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	No Opt. Call	N/R	3,734,880

184	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
$11,185	5.375%, 6/01/38	6/15 at 100.00	B–	$8,935,920
5,995	5.500%, 6/01/45	6/15 at 100.00	B–	4,721,662

	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A:
9,480	5.000%, 6/01/37	6/14 at 100.00	BB+	7,451,564
26,620	5.125%, 6/01/46	6/14 at 100.00	B+	20,286,570

	Tulare Local Health Care District, California, Revenue Bonds, Series 2007:
525	5.000%, 11/01/15	No Opt. Call	B+	525,068
550	5.000%, 11/01/16	No Opt. Call	B+	545,490
835	5.100%, 11/01/27	11/17 at 100.00	B+	718,426
2,785	5.200%, 11/01/32	11/17 at 100.00	B+	2,282,391

1,210	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39	3/21 at 100.00	BBB+	1,282,806

	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A:
760	7.400%, 9/01/32	9/21 at 100.00	BBB+	836,760
3,460	7.650%, 9/01/42	9/21 at 100.00	BBB+	3,792,195

1,565	University of California, General Revenue Bonds, Limited Project, Tender Option Bond Trust 3353, 17.999%, 5/15/20 (IF) (5)	No Opt. Call	Aa2	1,789,734

2,500	University of California, General Revenue Bonds, Tender Option Bond Trust 1189, 18.119%, 5/15/36 (WI/DD, Settling 8/01/13) (IF) (5)	5/23 at 100.00	AA+	2,996,800

2,415	Val Verde Unified School District Financing Authority, California, Special Tax Revenue, Junior Lien Refunding Series 2003, 6.250%, 10/01/28	10/13 at 102.00	N/R	2,431,712

3,848	Ventura County Area Housing Authority, California, Mira Vista Senior Apartments Project, Junior Subordinate Series 2006C, 6.500%, 12/01/39 (Mandatory put 7/01/16) (Alternative Minimum Tax)	7/16 at 100.00	N/R	3,675,917

6,500	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2013B, 0.000%, 8/01/35 – AGM Insured	No Opt. Call	AA–	1,751,620

	Walnut Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2000 Series 2003D:
2,000	0.000%, 8/01/32 – FGIC Insured	No Opt. Call	Aa2	714,700
3,845	0.000%, 8/01/33 – FGIC Insured	No Opt. Call	Aa2	1,286,460

600	West Hollywood Community Development Commission, California, East Side Redevelopment Project Series 2011 Tax Allocation Bonds Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	BBB	678,468

1,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009A, 8.625%, 9/01/39	9/14 at 105.00	N/R	1,061,130

2,565	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Refunding Series 2009B, 10.000%, 9/01/32	9/14 at 105.00	N/R	2,741,087

	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2003B:
1,100	6.750%, 9/01/30	9/13 at 103.00	N/R	1,100,121
3,400	7.000%, 9/01/38	9/13 at 103.00	N/R	3,379,838

7,500	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 01-1, Series 2004B, 6.000%, 9/01/39	9/13 at 102.00	N/R	7,094,175

3,900	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2001-1, Series 2004A, 6.125%, 9/01/39	9/13 at 103.00	N/R	3,459,339

2,325	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 1999F, 6.100%, 9/01/29	9/13 at 103.00	N/R	2,325,419

Nuveen Investments	185

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)

	Western Hills Water District, Stanislaus County, California, Special Tax Bonds, Diablo Grande Community Facilities District 1, Series 2005:
$1,000	5.625%, 9/01/24	9/13 at 102.00	N/R	$836,570
3,755	5.800%, 9/01/31	9/13 at 102.00	N/R	2,951,055

	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A:
1,775	5.750%, 11/01/36	11/21 at 100.00	A	1,805,122
3,885	5.875%, 11/01/41	11/21 at 100.00	A	3,984,068
1,200	5.875%, 11/01/45	11/21 at 100.00	A	1,224,624

700	Westside Union School District, California, Special Tax Bonds, Community Facilities District 2005-3, Series 2006, 5.000%, 9/01/26	9/14 at 102.00	N/R	679,686

4,600	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2006, 5.300%, 9/01/36	9/15 at 100.00	N/R	4,404,960

	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1, Edgewater, Series 2005:
2,575	5.000%, 9/01/23	3/15 at 100.00	N/R	2,396,913
7,270	5.125%, 9/01/35	3/15 at 100.00	N/R	5,916,253
1,592,465	Total California			1,248,919,411
	Colorado – 7.1%

	Adonea Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005A:
3,000	6.125%, 12/01/25 (4)	12/15 at 100.00	N/R	1,889,970
5,380	6.250%, 12/01/35 (4)	12/15 at 100.00	N/R	3,336,192

6,540	Alpine Mountain Ranch Metropolitan District, Special Improvement District 1, Routt County, Colorado, Special Assessment Revenue Bonds, Series 2011, 9.000%, 12/01/30	12/20 at 100.00	N/R	6,822,070

1,750	Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.000%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	1,438,535

19,254	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2005, 6.750%, 12/01/35	12/15 at 100.00	N/R	16,675,312

3,500	Arista Metropolitan District, Colorado, Special Revenue Bonds, Series 2008, 9.250%, 12/01/37	12/15 at 100.00	N/R	1,820,245

	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006:
3,800	5.250%, 10/01/32 – SYNCORA GTY Insured	10/16 at 100.00	BBB–	3,563,944
13,290	5.250%, 10/01/40 – SYNCORA GTY Insured	10/16 at 100.00	BBB–	12,059,878

1,675	BNC Metropolitan District 1, Colorado, General Obligation Bonds, Series 2004, 8.050%, 12/01/34	12/14 at 101.00	N/R	1,675,754

1,015	Bradburn Metropolitan District 3, Westminster, Adams County, Colorado, General Obligation Limited Tax Refunding Bonds, Series 2010, 7.500%, 12/01/39	12/13 at 102.00	N/R	1,024,308

2,000	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23	7/18 at 100.00	N/R	1,978,220

	Bromley Park Metropolitan District 2, Brighton, Colorado, General Obligation Bonds, Refunding Series 2007A:
125	5.000%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	110,989
5,895	5.125%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	4,999,255

	Bromley Park Metropolitan District 3, Brighton, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007:
155	4.250%, 12/01/19 – RAAI Insured	12/17 at 100.00	N/R	156,305
1,555	4.625%, 12/01/29 – RAAI Insured	12/17 at 100.00	N/R	1,345,168
4,315	4.750%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	3,519,961

1,495	Buckhorn Valley Metropolitan District 2, Gypsum, Eagle County, Colorado, General Obligation Bonds, Series 2003, 7.000%, 12/01/23	12/13 at 100.00	N/R	1,053,541

186	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)

$5,870	Buckhorn Valley Metropolitan District 2, Gypsum, Eagle County, Colorado, General Obligation Limited Tax Refunding and Improvement Bonds, Series 2010, 8.500%, 12/01/39	12/19 at 100.00	N/R	$4,088,279

1,425	Buckley Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	942,082

5	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series 2003, 7.500%, 12/01/33 (Pre-refunded 12/01/13)	12/13 at 101.00	N/R (6)	5,151

606	Castle Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.000%, 12/01/25 (Pre-refunded 12/01/15)	12/15 at 100.00	N/R (6)	677,890

4,010	Castle Oaks Metropolitan District, In the Town of Castle Rock, Douglas County, Colorado, General Obligation Bonds, Limited Tax Refunding and Improvement Series 2012, 5.500%, 12/01/22	No Opt. Call	N/R	3,756,809

6,905	Central Marksheffel Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2004, 7.250%, 12/01/29	12/14 at 100.00	N/R	6,698,817

6,000	Cimarron Metropolitan District, Arvada, Colorado, Limited Tax Revenue Bonds, Convertible to Unlimited Tax, Series 2012, 6.000%, 12/01/22	10/17 at 100.00	N/R	5,640,840

4,330	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools Project, Series 2010B, 7.250%, 11/01/34	11/20 at 100.00	B–	4,420,843

1,110	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Carbon Valley Academy, Series 2006, 5.625%, 12/01/36	12/16 at 100.00	N/R	815,650

500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	7/18 at 100.00	BB	455,940

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Elbert County Charter School, Series 2004:
100	6.750%, 3/01/14	No Opt. Call	N/R	100,043
730	7.250%, 3/01/24	3/14 at 100.00	N/R	675,177
1,570	7.375%, 3/01/35	3/14 at 100.00	N/R	1,363,325

4,360	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Series 2008A, 7.000%, 8/01/38	8/18 at 100.00	N/R	4,562,217

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006:
2,350	5.500%, 2/15/26	2/16 at 101.00	N/R	2,067,789
2,370	5.625%, 2/15/36	2/16 at 101.00	N/R	1,929,678

1,785	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Knowledge Quest Academy Charter School, Series 2005, 6.500%, 5/01/36	5/15 at 100.00	N/R	1,549,576

1,080	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/42	No Opt. Call	BBB–	938,358

3,870	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain Phoenix Community School, Series 2012, 7.000%, 10/01/42	10/22 at 100.00	N/R	3,357,380

2,335	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Vision Charter School Series 2008A, 6.750%, 4/01/40	4/18 at 100.00	N/R	2,188,642

965	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	3/21 at 100.00	BBB–	1,049,640

1,705	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy, Series 2007A, 5.700%, 5/01/37	5/17 at 100.00	BBB–	1,542,803

Nuveen Investments	187

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)

$3,965	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks Academy, Series 2006A, 5.500%, 5/01/36	5/16 at 102.00	N/R	$3,226,995

1,875	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of Evergreen, Series 2005A, 6.500%, 12/01/35	12/15 at 100.00	N/R	1,763,625

2,835	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Pikes Peak School of Expeditionary Learning Charter School, Series 2008, 6.625%, 6/01/38	6/18 at 102.00	N/R	2,769,738

28,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2007A, 5.900%, 8/01/37	8/17 at 100.00	N/R	25,580,240

4,900	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/39	8/19 at 100.00	N/R	5,160,680

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Colorado Senior Residences Project, Series 2012:
1,800	6.750%, 6/01/32	6/22 at 100.00	N/R	1,797,876
3,630	7.000%, 6/01/42	6/22 at 100.00	N/R	3,629,528
4,125	7.125%, 6/01/47	6/22 at 100.00	N/R	4,138,860

	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 3702:
1,000	19.050%, 1/01/18 (IF) (5)	No Opt. Call	AA	1,154,160
1,250	19.050%, 1/01/18 (IF) (5)	No Opt. Call	AA	1,442,700
3,500	18.060%, 1/01/18 (IF) (5)	No Opt. Call	AA	3,768,660

8,720	Colorado Health Facilities Authority, Revenue Bonds, Craig Hospital Project, Series 2012, 4.000%, 12/01/42 (UB) (5)	12/22 at 100.00	A–	7,125,374

1,315	Colorado Housing and Finance Authority, Multifamily Housing Revenue Senior Bonds, Castle Highlands Apartments Project, Series 2000A-1, 5.900%, 12/01/20 – AMBAC Insured (Alternative Minimum Tax)	10/13 at 100.00	N/R	1,314,974

	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007:
1,310	6.200%, 4/01/16 (Alternative Minimum Tax)	No Opt. Call	N/R	1,274,407
279	5.000%, 9/01/16 (Alternative Minimum Tax) (7)	No Opt. Call	N/R	198,212

3,000	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2013, 6.875%, 10/01/27 (Alternative Minimum Tax)	No Opt. Call	N/R	2,727,390

	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007A:
1,095	5.300%, 12/01/22 – RAAI Insured	12/17 at 100.00	N/R	1,072,060
3,580	5.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	3,382,670
8,750	5.600%, 12/01/34 – RAAI Insured	12/17 at 100.00	N/R	7,567,000

5,915	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 – RAAI Insured	12/22 at 100.00	N/R	5,656,219

5,045	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Taxable Series 2012B, 9.500%, 12/01/27 – RAAI Insured	12/22 at 100.00	N/R	4,831,647

	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
7,410	5.400%, 12/01/27	12/17 at 100.00	N/R	5,683,692
10,965	5.450%, 12/01/34	12/17 at 100.00	N/R	7,786,795

	Conservatory Metropolitan District, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Series 2007:
100	5.000%, 12/01/22 – RAAI Insured	12/17 at 100.00	N/R	95,432
422	4.750%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	358,151
2,360	5.125%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	1,979,686
400	4.875%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	323,340

188	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)

	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2006:
$5,000	5.850%, 12/01/26	12/16 at 100.00	N/R	$4,039,800
3,980	5.950%, 12/01/36	12/16 at 100.00	N/R	2,956,623

5,200	Cornerstone Metropolitan District 2, Montrose and Ouray Counties, Colorado, Limited Tax General Obligation Refunding Bonds, Series 2010A, 8.000%, 12/01/40	12/21 at 100.00	N/R	5,129,280

4,126	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/36 (4)	12/16 at 100.00	N/R	2,277,593

	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines Corporation, Series 2007A:
2,000	5.750%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	B	1,974,680
17,500	5.250%, 10/01/32 (Alternative Minimum Tax)	10/17 at 100.00	B	16,336,250

2,110	Denver West Promenade Metropolitan District, Colorado, General Obligtion Bonds, Series 2013, 5.375%, 12/01/42	6/23 at 100.00	N/R	1,748,241

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A:
22,000	0.000%, 9/01/35	No Opt. Call	BBB	5,990,380
7,500	0.000%, 9/01/39	No Opt. Call	BBB	1,622,100
2,495	0.000%, 9/01/41	No Opt. Call	BBB	478,516

1,125	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/26 – NPFG Insured	No Opt. Call	A	571,073

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
47,245	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	19,343,520
5,285	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	2,016,597
500	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	A	177,805
10,950	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	3,643,613
500	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	155,225

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B:
21,100	0.000%, 9/01/35 – NPFG Insured	9/26 at 63.78	A	5,706,495
18,960	0.000%, 9/01/37 – NPFG Insured	9/26 at 57.65	A	4,502,242
30,000	0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	A	6,242,400

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
40,250	0.000%, 9/01/27 – NPFG Insured	No Opt. Call	A	19,039,458
24,545	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	A	10,796,118
25,600	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	A	7,436,800

	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,000	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	A	1,396,680
9,000	0.000%, 9/01/29 – NPFG Insured	9/20 at 60.30	A	3,657,330
1,060	0.000%, 9/01/33 – NPFG Insured	9/20 at 48.04	A	329,077

20,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	A	4,441,400

	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007:
300	5.000%, 12/01/22 – RAAI Insured	12/17 at 100.00	N/R	297,597
1,210	5.200%, 12/01/27 – RAAI Insured	12/17 at 100.00	N/R	1,153,699
17,420	5.350%, 12/01/37 – RAAI Insured	12/17 at 100.00	N/R	15,834,432

3,493	Elbert and Highway 86 Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	2,400,704

3,345	Elkhorn Ranch Metropolitan District 1, Colorado, General Obligation Limited Tax Bonds, Series 2005, 6.375%, 12/01/35	12/15 at 100.00	N/R	2,776,919

4,150	Fallbrook Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 5.625%, 12/01/26	12/16 at 100.00	N/R	3,811,692

Nuveen Investments	189

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)

$1,788	Fallbrook Metropolitan District, Colorado, Limited Tax Bonds, Series 2007, 6.750%, 12/15/26	12/16 at 100.00	N/R	$1,457,363

5,570	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	5,714,430

775	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	779,170

6,329	Granby Ranch Metropolitan District, Colorado, General Obligation Bonds, Series 2006, 6.750%, 12/01/36	12/15 at 100.00	N/R	6,175,901

2,142	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-1, 9.000%, 8/01/39 (Mandatory put 12/01/19)	12/19 at 100.00	N/R	2,143,564

2,780	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2009A-2, 9.000%, 8/01/39 (Mandatory put 12/01/19)	12/19 at 100.00	N/R	2,782,029

4,000	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Series 2010, 9.000%, 11/01/40	12/20 at 100.00	N/R	3,905,120

750	Harvest Junction Metropolitan District, Longmont, Colorado, General Obligation Bonds, Refunding and Improvement Series 2012, 5.375%, 12/01/37	12/22 at 100.00	N/R	663,308

6,847	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Series 2007A, 5.500%, 12/01/37	12/17 at 100.00	N/R	4,938,536

825	High Point Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	671,212

716	Horse Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	537,759

	Huntington Trails Metropolitan District, Colorado, General Obligation Bonds, Series 2008:
1,000	6.250%, 12/01/36	12/16 at 100.00	N/R	1,000,190
1,695	8.250%, 12/01/37	12/16 at 100.00	N/R	1,609,860

3,645	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	1/18 at 100.00	N/R	3,646,094

2,282	Laredo Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 7.500%, 12/01/33	12/13 at 101.00	N/R	1,797,646

1,602	Liberty Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2006, 6.250%, 12/01/36	12/16 at 100.00	N/R	1,269,537

330	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds, Series 2007, 5.250%, 12/01/36 – RAAI Insured	12/17 at 100.00	N/R	279,378

2,640	Mead Western Meadows Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.750%, 12/01/36 (Pre-refunded 12/01/17)	12/17 at 100.00	N/R (6)	3,069,053

	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,250	5.500%, 12/01/27	12/16 at 100.00	N/R	990,638
2,300	5.625%, 12/01/37	12/16 at 100.00	N/R	1,685,141

2,749	Piney Creek Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2005, 5.500%, 12/01/35	12/15 at 100.00	N/R	2,520,833

4,500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 5.000%, 12/01/40	12/22 at 100.00	N/R	4,182,210

	Prairie Center Metropolitan District 3, Colorado, Limited Property Tax Revenue Bonds, Series 2006A:
4,705	5.250%, 12/15/21	12/16 at 100.00	N/R	4,485,418
10,930	5.400%, 12/15/31	12/16 at 100.00	N/R	9,682,668

190	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)

	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
$630	6.250%, 11/15/28	No Opt. Call	A	$707,685
21,170	6.500%, 11/15/38	No Opt. Call	A	24,569,690

	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
4,000	6.500%, 1/15/30	7/20 at 100.00	Baa3	4,458,000
2,500	6.000%, 1/15/34	7/20 at 100.00	Baa3	2,672,525

3,000	Rendezous Residential Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2007, 5.375%, 12/01/21	12/17 at 100.00	N/R	2,661,870

1,955	River Oaks Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2006, 6.000%, 12/01/35	12/16 at 100.00	N/R	1,668,632

1,214	River Park Metropolitan District, New Castle, Garfield County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%, 6/15/39	9/14 at 100.00	N/R	1,214,109

2,301	Silver Peaks Metropolitan District 2, Colorado, Limited Tax Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	1,488,609

1,620	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.250%, 12/01/34 – RAAI Insured	12/17 at 100.00	N/R	1,408,072

2,295	Southlands Metropolitan District 2, Aurora, Colorado, General Obligation Bonds, Series 2010, 7.375%, 12/01/35	12/20 at 100.00	N/R	2,361,647

4,990	Stetson Ridge Metropolitan District 3, Colorado, Limited Tax General Obligation Bonds, Series 2012, 7.125%, 12/01/42	No Opt. Call	N/R	4,414,404

7,500	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited, Series 2007, 7.250%, 12/01/31	12/17 at 100.00	N/R	1,863,600

1,303	Stoneridge Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 5.625%, 12/01/36	12/17 at 100.00	N/R	1,036,745

2,550	Tabernash Meadows Water and Sanitation District, Grand County, Colorado, General Obligation Refunding Bonds, Series 2010, 7.125%, 12/01/34	12/20 at 100.00	N/R	2,623,899

900	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, General Obligation Refunding and Improvement Bonds, Limited Tax Convertible to Unlimited Tax, Series 2013, 5.125%, 11/01/38	12/23 at 100.00	N/R	791,811

1,040	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2007, 5.100%, 12/01/26	12/16 at 100.00	N/R	1,012,461

6,455	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	6,455,000

1,195	Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2006, 5.750%, 12/01/36	12/16 at 100.00	N/R	1,034,141

9,500	Valagua Metropolitan District, Eagle County, Coloardo, General Obligation Limited Tax Bonds, Series 2008, 7.750%, 12/01/37	12/18 at 100.00	N/R	5,477,700

525	Waterfront Metropolitan District, Loveland, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 4.800%, 12/01/35 – RAAI Insured	12/17 at 100.00	N/R	407,925

	Wheatlands Metropolitan District 2, City of Aurora, Colorado, General Obligation Bonds, Subordinate Limited Tax Convertible to Unlimited Tax, Series 2008:
2,209	6.000%, 12/01/25	12/15 at 100.00	N/R	1,921,035
4,946	6.125%, 12/01/35	12/15 at 100.00	N/R	3,935,582
7,000	8.250%, 12/15/35	12/15 at 100.00	N/R	6,811,350

2,059	Wildgrass Metropolitan District, Colorado, General Obligation Bonds, Series 2007, 6.200%, 12/01/34	12/16 at 100.00	N/R	1,999,577

Nuveen Investments	191

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)

$1,300	Winter Farm Metropolitan District 1, Colorado, Property Tax Supported Revenue Bonds, Series 2011, 144A, 7.500%, 12/01/39 (Pre-refunded 12/01/18)	12/18 at 100.00	N/R (6)	$1,696,045

	Wyndham Hill Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series 2005:
500	6.250%, 12/01/25	12/15 at 100.00	N/R	452,000
1,393	6.375%, 12/01/35	12/15 at 100.00	N/R	1,206,728
775,420	Total Colorado			528,728,926
	Connecticut – 1.9%

6,250	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc., Series 2004, 7.950%, 4/01/26 (Alternative Minimum Tax)	10/14 at 101.00	Ba2	6,581,188

	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A:
1,250	7.625%, 1/01/30	1/20 at 100.00	N/R	1,302,475
3,570	7.750%, 1/01/43	1/20 at 100.00	N/R	3,674,672

	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A:
932	7.000%, 4/01/22	4/20 at 100.00	N/R	1,000,996
37,720	7.875%, 4/01/39	4/20 at 100.00	N/R	40,569,369

102,781	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31	No Opt. Call	N/R	70,145,649

1,885	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2001, 6.250%, 1/01/31	10/13 at 100.00	B	1,885,226

	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2003:
500	5.125%, 1/01/23	1/14 at 100.00	B	484,555
14,100	5.250%, 1/01/33	1/14 at 100.00	B	12,911,088

5,000	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41	4/21 at 100.00	N/R	5,052,400
173,988	Total Connecticut			143,607,618
	Delaware – 0.2%

10,485	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, Indian River Power LLC Project, Series 2010, 5.375%, 10/01/45	10/20 at 100.00	Baa3	10,118,969

2,110	Kent County, Delaware, Revenue Bonds, Charter School, Inc. Project, Refunding Series 2011, 7.375%, 5/01/37	5/21 at 100.00	BBB–	2,332,500

1,430	Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds, Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B, 8.250%, 7/15/48 (Mandatory put 7/15/28)	7/21 at 100.00	N/R	1,486,971
14,025	Total Delaware			13,938,440
	District of Columbia – 0.3%

	District of Columbia, Hospital Revenue Bonds, Children’s Hospital Obligated Group, Tender Option Bond Trust 11839:
2,395	18.939%, 7/15/17 – AGM Insured (IF)	No Opt. Call	AA–	2,601,569
1,205	18.838%, 7/15/17 – AGM Insured (IF)	No Opt. Call	AA–	1,308,341

2,050	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc., Series 2011, 6.625%, 3/01/41	3/21 at 100.00	BBB–	2,106,293

	District of Columbia, Revenue Bonds, Cesar Chavez Public Charter Schools for Public Policy, Series 2011:
2,590	7.125%, 11/15/26	11/20 at 100.00	BBB–	2,772,673
2,740	7.500%, 11/15/31	11/20 at 100.00	BBB–	2,959,310
1,000	7.875%, 11/15/40	11/20 at 100.00	BBB–	1,101,360

175	District of Columbia, Revenue Bonds, Friendship Public Charter School Inc., Series 2006, 5.000%, 6/01/26 – ACA Insured	6/16 at 100.00	BBB	172,706

192	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)

$2,500	District of Columbia, Revenue Bonds, Howard University, Refunding Series 2011A, 6.500%, 10/01/41 (UB) (5)	4/21 at 100.00	A–	$2,724,550

	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 1006:
2,500	23.453%, 10/01/37 (IF) (5)	4/21 at 100.00	A–	3,599,200
1,250	23.453%, 10/01/41 (IF) (5)	4/21 at 100.00	A–	1,699,100
1,750	23.453%, 10/01/41 (IF) (5)	4/21 at 100.00	A–	2,378,740
625	23.453%, 10/01/41 (IF) (5)	4/21 at 100.00	A–	849,550

	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Revenue Bonds, Capital Appreciation Series 2009B-2:
1,400	0.000%, 10/01/29 – AGC Insured	No Opt. Call	AA–	583,268
22,180	Total District of Columbia			24,856,660
	Florida – 12.0%

	Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Revenue Bonds, Oak Hammock Project, Series 2012A:
2,500	8.000%, 10/01/42	10/22 at 102.00	N/R	2,805,600
2,500	8.000%, 10/01/46	10/22 at 102.00	N/R	2,790,450

5,000	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Terraces at Bonita Springs Project, Mandatory Paydown TEMP-80 Series 2011B-1, 7.375%, 11/15/19	11/14 at 100.00	N/R	5,085,900

	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Terraces at Bonita Springs Project, Series 2011A:
10,380	8.000%, 11/15/31	11/21 at 100.00	N/R	11,343,264
10,700	8.125%, 11/15/41	11/21 at 100.00	N/R	11,613,566
2,500	8.125%, 11/15/46	No Opt. Call	N/R	2,706,500

3,860	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2004A, 6.300%, 5/01/35	5/14 at 101.00	N/R	3,272,199

3,125	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	5/15 at 100.00	N/R	2,181,438

2,400	Anthem Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.800%, 5/01/36 (8)	5/15 at 101.00	N/R	1,725,168

1,300	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A, 5.000%, 11/15/37	11/23 at 100.00	BBB	1,229,150

20,280	Ave Maria Stewardship Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.125%, 5/01/38	5/16 at 100.00	N/R	17,043,312

24,830	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2012, 6.700%, 5/01/42	5/22 at 100.00	N/R	24,239,543

8,000	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.300%, 5/01/35 (4)	5/15 at 101.00	N/R	7,489,680

4,075	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-1, 0.000%, 5/01/37	5/22 at 100.00	N/R	3,520,678

3,475	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-2, 5.400%, 5/01/37	5/22 at 100.00	N/R	3,092,368

4,960	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-3, 0.000%, 5/01/37	5/22 at 100.00	N/R	3,660,579

3,430	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-5, 0.000%, 5/01/37	5/22 at 100.00	N/R	2,345,091

2,650	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40	9/20 at 100.00	BBB–	2,628,800

	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A:
2,495	5.000%, 9/01/43	9/23 at 100.00	BBB–	2,080,082

Nuveen Investments	193

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,035	5.000%, 9/01/45	9/23 at 100.00	BBB–	$853,006
4,050	5.000%, 9/01/48	9/23 at 100.00	BBB–	3,294,432

1,950	Bay Laurel Center Community Development District, Marion County, Florida, Candler Hills Project, Special Assessment Bonds, Series 2006A, 5.450%, 5/01/37	5/16 at 100.00	N/R	1,735,812

12,870	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2003A, 6.900%, 5/01/35	5/14 at 100.00	N/R	12,998,185

10,030	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/38	5/17 at 100.00	N/R	9,654,076

7,425	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38	5/17 at 100.00	N/R	7,012,541

3,080	Beeline Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Series 2008A, 7.000%, 5/01/37	5/18 at 100.00	N/R	3,206,896

3,600	Bella Vida Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/37	5/16 at 100.00	N/R	2,740,860

1,000	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%, 11/01/43	11/24 at 100.00	N/R	957,510

1,965	Bloomingdale Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/36 (9)	5/15 at 101.00	N/R	1,335,512

5,680	Boynton Beach, Florida, Revenue Bonds, Charter Schools of Boynton Beach, Series 2012A, 6.800%, 6/01/42 – NPFG Insured	6/22 at 100.00	BBB–	5,272,801

2,755	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	2,162,978

5,680	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007A2, 6.000%, 5/01/38	5/17 at 100.00	N/R	4,597,222

	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan Program, Series 2001F-1:
660	5.125%, 10/01/21 – NPFG Insured	10/13 at 100.00	A	637,758
11,810	5.000%, 10/01/31 – NPFG Insured	10/13 at 100.00	A	11,149,112

2,500	Capital Trust Agency, Florida, Revenue Bonds, Miami Community Charter School Project, Series 2010A, 7.000%, 10/15/40	10/20 at 100.00	N/R	2,509,425

1,390	Caribe Palm Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.850%, 5/01/35	5/15 at 101.00	N/R	1,398,966

2,975	Cascades at Groveland Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.300%, 5/01/36	5/16 at 100.00	N/R	2,134,265

3,000	Century Gardens at Tamiami Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2007A, 6.250%, 5/01/37	5/17 at 100.00	N/R	2,792,880

3,630	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	3,692,581

	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
500	5.250%, 6/01/28	6/23 at 100.00	BBB–	483,950
2,130	5.625%, 6/01/33	6/23 at 100.00	BBB–	2,040,263

3,165	Copper Oaks Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.450%, 5/01/35	5/15 at 100.00	N/R	2,531,177

3,400	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2006, 5.550%, 5/01/37	5/16 at 100.00	N/R	3,213,986

2,785	Country Greens Community Development District, Florida, Special Assessment Bonds, Series 2003, 6.625%, 5/01/34	5/14 at 100.00	N/R	2,784,722

194	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

$1,535	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy Residential Services Inc., Series 1995, 8.000%, 6/01/22	12/13 at 100.00	N/R	$1,501,890

6,065	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	5,668,228

3,125	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.375%, 5/01/36	5/15 at 100.00	N/R	2,674,438

5,630	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2011B, 7.250%, 5/01/21	No Opt. Call	N/R	5,768,498

	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013:
1,305	5.000%, 11/01/33	5/23 at 100.00	N/R	1,137,882
2,465	5.625%, 11/01/43	5/23 at 100.00	N/R	2,164,122

4,520	East Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2002, 6.850%, 5/01/33 (4)	5/14 at 100.00	N/R	4,423,724

1,405	Enclave at Black Point Marina Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.400%, 5/01/37	5/17 at 100.00	N/R	1,359,071

655	Enclave at Black Point Marina Community Development District, Florida, Special Assessment Bonds, Series 2007B, 5.200%, 5/01/14	No Opt. Call	N/R	651,587

1,955	Flora Ridge Educational Facilities Benefit District, Florida, Capital Improvement Revenue Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	1,561,204

4,615	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.750%, 6/15/42	12/21 at 101.00	N/R	4,903,530

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2010A:
1,500	6.000%, 9/15/30	9/20 at 100.00	BB+	1,414,215
4,000	6.000%, 9/15/40	9/20 at 100.00	BB+	3,596,680

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2011A:
9,610	7.000%, 6/15/26	6/21 at 100.00	BB–	9,895,513
5,275	7.500%, 6/15/33	6/21 at 100.00	BB–	5,503,144
7,500	7.625%, 6/15/41	6/21 at 100.00	BB–	7,814,775

	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A:
1,500	6.000%, 6/15/32	No Opt. Call	N/R	1,332,585
3,300	6.125%, 6/15/43	No Opt. Call	N/R	2,816,814

1,625	Florida Development Finance Corporation, Revenue Bonds, Learning Gate Community Charter School Project, Series 2007A, 6.000%, 2/15/37	2/17 at 100.00	BBB–	1,567,459

	Florida Housing Finance Agency, Housing Revenue Bonds, Brittany of Rosemont Apartments Phase II, Series 1995C-1:
1,320	6.875%, 8/01/26 – AMBAC Insured (Alternative Minimum Tax)	2/14 at 100.00	N/R	1,320,924
3,295	7.000%, 2/01/35 – AMBAC Insured (Alternative Minimum Tax)	2/14 at 100.00	N/R	3,296,911

4,265	Florida Housing Finance Corporation, Multifamily Mortgage Revenue Bonds, Crossroads Apartments, Series 2010A-2, 7.250%, 8/15/27	8/20 at 100.00	N/R	4,417,687

530	Fontainbleau Lakes Community Development District, Miami-Dade County, Florida, Special Assessment Reveeue Bonds, Series 2007B, 6.000%, 5/01/15	No Opt. Call	N/R	535,374

2,580	Grand Hampton Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2003, 6.150%, 5/01/34	5/14 at 100.00	N/R	2,581,935

995	Habitat Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2004, 5.850%, 5/01/35	5/14 at 101.00	N/R	1,010,243

Nuveen Investments	195

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

$6,775	Harmony Community Development District, Florida, Special Assessment Bonds, Series 2001, 7.250%, 5/01/32	5/14 at 103.25	N/R	$7,043,019

5,115	Heritage park Community Development District, Florida, Special Assessment Revenue Bond, Series 2004A, 6.300%, 5/01/35	5/14 at 101.00	N/R	5,019,452

3,965	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.750%, 5/01/36	5/15 at 101.00	N/R	3,360,813

5,245	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 11797, 18.397%, 5/15/15 (IF)	No Opt. Call	AA	5,688,989

3,130	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 3187, 18.473%, 5/15/15 (IF)	No Opt. Call	AA	3,394,704

1,875	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Tender Option Bond Trust 3251, 18.990%, 5/15/31 – BHAC Insured (IF)	11/16 at 100.00	AA+	2,233,125

3,670	Hillsborough County Industrial Development Authority, Florida, Charter School Revenue Bonds, Terrace Community Middle School, Series 2007A, 5.125%, 5/15/37	5/17 at 100.00	BB+	3,206,883

2,315	Islands at Doral Northeast Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2004, 6.250%, 5/01/34	5/14 at 101.00	N/R	2,345,651

	Jacksonville Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Brooks Health System, Tender Option Bond Trust 1004:
5,810	18.363%, 11/01/32 (IF) (5)	11/17 at 100.00	A	5,766,076
2,865	18.367%, 11/01/38 (IF) (5)	11/17 at 100.00	A	2,590,075

12,095	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds, Florida Proton Therapy Institute Project, Series 2007A, 6.250%, 9/01/27	9/17 at 100.00	N/R	12,950,479

2,605	Jacksonville, Florida, Special Revenue Bonds, Tender Option Bond Trust 3918, 18.134%, 4/01/35 (IF) (5)	10/21 at 100.00	AA	2,927,968

3,395	Keys Cove Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004, 5.875%, 5/01/35	5/15 at 101.00	N/R	3,557,722

10,425	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	5/15 at 100.00	N/R	9,128,339

	Lake County, Florida, Industrial Development Revenue Bonds, Crane’s View Lodge Project, Series 2012A:
865	6.250%, 11/01/27	11/17 at 102.00	N/R	780,291
3,500	7.125%, 11/01/42	No Opt. Call	N/R	3,128,265

2,125	Lake Frances Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.300%, 5/01/37	5/17 at 100.00	N/R	1,543,324

1,720	Lake Powell Residential Golf Community Development District, Bay County, Florida, Special ASsessment Revenue Refunding Bonds, Series 2012, 5.750%, 11/01/32	No Opt. Call	N/R	1,597,072

250	Lakeland, Florida, Educational Facilities Revenue Bonds, Florida Southern College Project, Refunding Series 2012A, 5.000%, 9/01/37	9/22 at 100.00	BBB+	241,170

	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2004A:
2,185	6.100%, 5/01/23	5/14 at 101.00	N/R	2,187,251
4,035	6.250%, 5/01/34	5/14 at 101.00	N/R	4,056,386

	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012:
4,500	5.250%, 11/01/33	11/22 at 100.00	N/R	4,178,115
5,000	5.750%, 11/01/42	11/22 at 100.00	N/R	4,597,300

675	Lakeside Landings Community Development District, Florida, Special Assessment Bonds, Series 2007A, 5.500%, 5/01/38 (4)	5/17 at 100.00	N/R	296,460

196	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

$2,390	Lakeside Landings Community Development District, Florida, Special Assessment Bonds, Series 2007B, 5.250%, 5/01/13 (4)	No Opt. Call	N/R	$967,974

1,860	Lee County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47 (Mandatory put 9/15/27)	9/20 at 100.00	N/R	1,894,894

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
12,935	5.250%, 6/15/27	6/17 at 100.00	BB	12,562,084
26,350	5.375%, 6/15/37	6/17 at 100.00	BB	23,992,993

	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
2,625	5.500%, 6/15/32	6/22 at 100.00	BB	2,486,243
4,125	5.750%, 6/15/42	6/22 at 100.00	BB	3,887,153

5,675	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc. Project, Series 2012, 5.750%, 10/01/42	No Opt. Call	N/R	5,375,757

	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Park Royal Psychiatric Hospital, Series 2010:
7,460	9.000%, 12/01/30	12/18 at 104.00	N/R	7,741,690
15,540	9.500%, 12/01/40	12/18 at 104.00	N/R	16,109,386

	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A:
6,800	5.000%, 4/01/32 (UB) (5)	4/17 at 100.00	A	6,805,168
23,920	5.000%, 4/01/37 (UB) (5)	4/17 at 100.00	A	23,705,438

289	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	5/17 at 100.00	N/R	222,911

9,680	Madison County, Florida, First Mortgage Revenue Bonds, Twin Oaks Project, Series 2005A, 6.000%, 7/01/25 (4)	7/15 at 100.00	N/R	8,934,930

4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/14 (4)	No Opt. Call	N/R	1,462,978

1,020	Mediterra South Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.100%, 5/01/31	5/22 at 100.00	BBB–	965,858

2,000	Mediterra South Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34	5/23 at 100.00	N/R	1,728,040

2,880	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Tender Option Bond Trust Series 1009, 19.078%, 10/01/41 (IF) (5)	10/20 at 100.00	A	3,160,829

3,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Trust 1145, 18.130%, 4/01/32 – AGC Insured (Alternative Minimum Tax) (IF) (5)	10/18 at 100.00	AA–	3,517,780

3,210	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Tender Option Bond Trust 3271, 21.062%, 6/01/17 – AGM Insured (IF)	No Opt. Call	AA–	3,573,436

	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Series 2005A:
900	0.000%, 10/01/33 – NPFG Insured	10/15 at 39.62	A+	296,640
700	0.000%, 10/01/35 – NPFG Insured	10/15 at 35.68	A+	204,015
3,785	0.000%, 10/01/37 – NPFG Insured	10/15 at 32.05	A+	959,573
9,675	0.000%, 10/01/38 – NPFG Insured	10/15 at 30.36	A+	2,306,036
10,680	0.000%, 10/01/39 – NPFG Insured	10/15 at 28.76	A+	2,392,427

	Miami-Dade County, Florida, Subordinate Special Obligation Bonds, Series 2009:
24,650	0.000%, 10/01/39	No Opt. Call	A+	5,212,982
4,200	0.000%, 10/01/42	No Opt. Call	A+	728,700

Nuveen Investments	197

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,000	0.000%, 10/01/41	No Opt. Call	A+	$184,730
280	0.000%, 10/01/44	No Opt. Call	A+	42,963
4,810	0.000%, 10/01/45	No Opt. Call	A+	692,881
22,300	0.000%, 10/01/47	No Opt. Call	A+	2,820,058

	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 11834:
3,750	17.855%, 10/01/33 – AGM Insured (IF)	10/20 at 100.00	AA–	3,974,550
2,065	17.834%, 10/01/33 – AGM Insured (IF)	10/20 at 100.00	AA–	2,188,487

	Mid-Bay Bridge Authority, Florida, Springing Lien Revenue Bonds, Series 2011:
1,500	7.250%, 10/01/34	10/21 at 100.00	BBB	1,750,155
12,350	7.250%, 10/01/40	10/21 at 100.00	BBB	14,373,301

	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Series 2004A:
305	6.000%, 5/01/24	5/14 at 100.00	N/R	307,907
10,685	6.250%, 5/01/37	5/14 at 100.00	N/R	10,774,861

7,560	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Series 2004B, 6.500%, 5/01/37	5/14 at 100.00	N/R	7,603,999

1,270	Mira Lago West Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.375%, 5/01/36	5/15 at 101.00	N/R	1,260,818

1,500	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.375%, 5/01/32	5/23 at 100.00	N/R	1,454,220

1,265	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (4)	5/17 at 100.00	N/R	628,085

2,320	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/16 (4)	No Opt. Call	N/R	1,150,465

2,500	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Parkland Golf and Country Club Area A, Series 2005-A1, 5.450%, 5/01/26	5/15 at 100.00	N/R	2,443,875

1,385	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41	8/17 at 100.00	N/R	1,328,797

2,755	Northern Palm Beach County Improvement District, Florida, Special Assesment Revenue Bonds, Water Control and Improvement Refunding Bonds, Development Unit 16, Series 2012, 5.750%, 8/01/32	8/22 at 100.00	N/R	2,695,850

1,000	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach Gardens, Series 2004A, 5.900%, 5/01/35	5/15 at 101.00	N/R	1,007,230

	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Tender Option Bond Trust 1071:
500	17.282%, 10/01/42 (IF) (5)	4/22 at 100.00	A	450,400
700	17.282%, 10/01/42 (IF) (5)	4/22 at 100.00	A	630,560
625	17.282%, 10/01/42 (IF) (5)	4/22 at 100.00	A	563,000
1,750	17.282%, 10/01/42 (IF) (5)	4/22 at 100.00	A	1,576,400
2,000	17.282%, 10/01/42 (IF) (5)	4/22 at 100.00	A	1,801,600
625	17.282%, 10/01/42 (IF) (5)	4/22 at 100.00	A	563,000
2,310	17.260%, 10/01/42 (IF) (5)	4/22 at 100.00	A	2,081,079
1,915	17.260%, 10/01/42 (IF) (5)	4/22 at 100.00	A	1,725,262
945	17.260%, 10/01/42 (IF) (5)	4/22 at 100.00	A	851,379
885	17.258%, 10/01/42 (IF) (5)	4/22 at 100.00	A	797,332
580	17.246%, 10/01/42 (IF) (5)	4/22 at 100.00	A	522,586
345	17.221%, 10/01/42 (IF) (5)	4/22 at 100.00	A	310,897

5,725	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Series 2005, 5.450%, 5/01/36	5/15 at 101.00	N/R	5,133,379

	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH Corporation Obligated Group, Series 2001:
595	5.500%, 12/01/21	12/13 at 100.00	BBB–	595,994
3,075	5.625%, 12/01/31	12/13 at 100.00	BBB–	3,076,753

198	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

$1,000	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center, Series 2013A, 5.000%, 11/01/43	11/22 at 100.00	BBB+	$958,580

2,500	Palm Glades Community Development District, Florida, Special Assessment Bonds, Series 2006A, 5.300%, 5/01/36	5/16 at 100.00	N/R	2,336,950

2,150	Panther Trails Community Development District, Floridia, Special Assessment Bonds, Series 2011, 7.150%, 11/01/41	11/18 at 100.00	N/R	2,267,992

	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012:
745	4.875%, 5/01/22	No Opt. Call	N/R	730,435
1,620	5.375%, 5/01/31	5/22 at 100.00	N/R	1,558,051

14,085	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	10/13 at 100.00	N/R	12,254,091

2,675	Pine Ridge Plantation Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006A, 5.400%, 5/01/37	5/15 at 100.00	N/R	1,697,849

575	Poinciana West Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.000%, 5/01/37	5/17 at 100.00	N/R	522,353

315	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B, Series 2007, 5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	A	314,987

2,620	Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45 (Mandatory put 11/01/24) (Alternative Minimum Tax)	1/22 at 100.00	N/R	2,492,039

	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2012:
500	5.750%, 11/01/22	No Opt. Call	N/R	491,520
1,250	6.125%, 11/01/32	No Opt. Call	N/R	1,161,275
1,000	6.875%, 11/01/42	11/32 at 100.00	N/R	988,060

4,445	Renaissance Commons Community Development District, Florida, Special Assessment Bonds, Series 2005A, 5.600%, 5/01/36	5/15 at 100.00	N/R	3,382,201

	Renaissance Community Development District, Lee County, Florida, Special Assessment Bonds, Refunding Series 2012:
1,665	4.900%, 5/01/22	No Opt. Call	N/R	1,602,230
3,250	5.550%, 5/01/33	5/22 at 100.00	N/R	3,192,345

	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2002A:
3,500	7.375%, 5/01/33 (4)	11/13 at 100.00	N/R	3,551,205
1,550	7.375%, 5/01/33 (4)	11/13 at 100.00	N/R	921,010

1,965	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2005, 5.800%, 5/01/36 (4)	10/13 at 100.00	N/R	1,167,603

2,945	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004A-1, 6.250%, 5/01/36	5/22 at 100.00	N/R	2,768,477

1,960	Sail Harbour Community Development District, Florida, Special Assessment Revenue Bonds, Series 05A, 5.500%, 5/01/36 – RAAI Insured	5/14 at 100.00	N/R	1,976,386

	Saint Lucie West Services District, Florida, Utility Revenue Bonds, Series 2004:
2,140	5.250%, 10/01/34 – NPFG Insured	10/14 at 101.00	A	2,167,563
455	5.000%, 10/01/38 – NPFG Insured	10/14 at 101.00	A	458,358

	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A:
3,225	5.750%, 10/01/22	10/17 at 100.00	BBB–	3,447,719
3,000	5.500%, 10/01/24	10/17 at 100.00	BBB–	3,169,200
21,150	5.250%, 10/01/27	10/17 at 100.00	BBB–	22,012,497

8,335	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	5/15 at 101.00	N/R	6,329,432

2,225	South Kendall Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2008A, 6.750%, 11/01/38	11/16 at 100.00	N/R	2,257,774

Nuveen Investments	199

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

$8,850	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 1117, 8.641%, 2/15/28 (IF)	8/17 at 100.00	AA	$8,320,770

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Tender Option Bond Trust 2749:
750	17.526%, 8/15/23 (IF)	8/17 at 100.00	AA	905,040
6,250	16.018%, 8/15/42 (IF)	8/17 at 100.00	AA	6,249,500

	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of South Florida, Trust 1030:
2,130	16.051%, 8/15/15 (IF) (5)	No Opt. Call	AA	2,811,068
3,835	16.069%, 8/15/15 (IF) (5)	No Opt. Call	AA	4,837,469

1,225	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Series 2005A, 5.700%, 5/01/35	10/13 at 100.00	N/R	1,100,969

4,120	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.125%, 5/01/33	5/22 at 100.00	BBB–	3,893,070

2,015	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34	5/23 at 101.00	N/R	1,943,286

8,500	St Johns County Industrial Development Authority, Florida, Health Care Revenue Bonds, Glenmoor at Saint Johns, Series 2006A, 5.375%, 1/01/40 (4)	10/16 at 100.00	N/R	4,080,000

945	Stoenbrier Community Development District, Hillsborough County Florida, Special Assessment Bonds, Series 2006, 5.500%, 5/01/37	5/16 at 100.00	N/R	832,365

	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013:
1,180	4.000%, 5/01/25	5/23 at 100.00	N/R	1,076,514
2,225	5.000%, 5/01/34	5/23 at 100.00	N/R	1,994,312

2,500	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 6.500%, 5/01/39	5/23 at 100.00	N/R	2,456,750

	Terra Bella Community Development District, Pasco County, Florida, Special Assessment Bonds, Series 2011A:
505	6.750%, 11/01/27	11/18 at 100.00	N/R	513,030
2,480	7.850%, 11/01/41	11/18 at 100.00	N/R	2,558,194

9,430	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39	5/17 at 100.00	N/R	6,987,253

22,320	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40	5/19 at 100.00	N/R	13,494,002

11,635	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40	5/22 at 100.00	N/R	5,216,785

	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3:
340	6.375%, 5/01/17 (4)	No Opt. Call	N/R	3
1,560	6.450%, 5/01/23 (4)	5/18 at 100.00	N/R	16
2,060	6.550%, 5/01/27 (4)	5/18 at 100.00	N/R	21
10,080	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	101

12,095	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (4)	5/17 at 100.00	N/R	121

	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. RMKT:
60	6.375%, 5/01/17 (4)	No Opt. Call	N/R	44,797
205	6.450%, 5/01/23 (4)	5/18 at 100.00	N/R	152,124
260	6.550%, 5/01/27 (4)	5/18 at 100.00	N/R	192,587
1,280	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	945,907

200	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)

$5,460	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007A-1. RMKT, 5.250%, 5/01/39 (4)	5/17 at 100.00	N/R	$4,029,535

	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2012A-1:
580	6.375%, 5/01/17	No Opt. Call	N/R	555,901
2,655	6.450%, 5/01/23	5/17 at 100.00	N/R	2,508,789
3,460	6.550%, 5/01/27	5/17 at 100.00	N/R	3,230,118
2,350	5.250%, 5/01/39	5/17 at 100.00	N/R	2,086,988
16,825	6.650%, 5/01/40	5/17 at 100.00	N/R	16,243,528

38,650	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	5/14 at 101.00	BB	36,334,865

	Tolomato Community Development District, Florida, Special Assessment Bonds, Southern/Forbearance Parcel Series 2007-2:
1,970	6.375%, 5/01/17 (4)	No Opt. Call	N/R	807,385
6,180	6.450%, 5/01/23 (4)	5/18 at 100.00	N/R	2,375,283
8,045	6.550%, 5/01/27 (4)	5/18 at 100.00	N/R	3,051,710
39,120	6.650%, 5/01/40 (4)	5/18 at 100.00	N/R	14,720,074

10,500	Trails Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.375%, 5/01/38 (4)	5/16 at 100.00	N/R	6,692,700

	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2012:
750	6.750%, 11/01/32 – AGM Insured	No Opt. Call	N/R	689,640
650	6.125%, 11/01/32 – AGM Insured	No Opt. Call	N/R	607,165

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1:
590	5.000%, 5/01/23	5/22 at 100.00	N/R	583,268
1,500	5.500%, 5/01/34	5/22 at 100.00	N/R	1,472,565
500	6.125%, 5/01/42	5/22 at 100.00	N/R	491,645

	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2:
1,630	5.000%, 5/01/23	5/22 at 100.00	N/R	1,617,563
2,750	5.500%, 5/01/34	5/22 at 100.00	N/R	2,699,703

5,000	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	4,425,450

	Villa Vizcaya Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007:
1,520	5.350%, 5/01/13 (4)	No Opt. Call	N/R	675,032
1,000	5.350%, 5/01/17 (4)	No Opt. Call	N/R	444,100
1,500	5.550%, 5/01/39 (4)	5/17 at 100.00	N/R	666,150

2,175	Village Center Community Development District, Florida, Recreational Revenue Bonds, Series 2003A, 5.000%, 11/01/32 – NPFG Insured	11/13 at 101.00	A	2,072,732

1,875	Village Center Community Development District, Florida, Recreational Revenue Bonds, Series 2004A, 5.125%, 11/01/36 – NPFG Insured	11/14 at 101.00	A	1,868,531

700	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Refunding Series 2012A-1, 5.600%, 5/01/22	No Opt. Call	N/R	689,661

3,035	Waters Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/36	5/15 at 101.00	N/R	2,673,744

	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
9,115	6.000%, 5/01/23	5/14 at 100.00	N/R	9,152,463
27,845	6.125%, 5/01/35	5/14 at 100.00	N/R	27,883,148
1,096,119	Total Florida			899,474,086

Nuveen Investments	201

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia – 1.7%

	Albany-Dougherty County Hospital Authority, Georgia, Revenue Bonds, Phoebe Putney Memorial Hospital, Tender Option Bond Trust 4732:
$1,495	14.228%, 12/01/37 (IF) (5)	12/22 at 100.00	AA–	$643,911
4,135	14.235%, 12/01/42 (IF) (5)	12/22 at 100.00	AA–	1,229,294
575	14.180%, 12/01/42 (IF) (5)	12/22 at 100.00	AA–	172,575

1,485	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Testletree Village Apartments, Series 2013A, 5.000%, 11/01/48	11/23 at 100.00	A–	1,250,132

6,075	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	7,043,294

3,000	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	3,478,170

500	Augusta, Georgia, Airport Revenue Bonds, Series 2005A, 5.150%, 1/01/35	1/15 at 100.00	Baa2	505,515

	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
890	5.250%, 12/01/22	10/13 at 100.00	B+	827,104
95	5.375%, 12/01/28	12/13 at 100.00	B+	84,461

11,500	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29	6/20 at 100.00	B	13,460,865

12,830	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc. Project, Series 2009B, 9.000%, 6/01/35 (Alternative Minimum Tax)	6/15 at 100.00	B	13,857,298

	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
3,490	5.250%, 12/01/22	12/14 at 100.00	BB–	3,477,017
3,310	5.000%, 12/01/26	12/14 at 100.00	BB–	3,151,815

	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010:
5,300	7.625%, 12/01/30	12/20 at 100.00	N/R	5,591,447
5,200	8.000%, 12/01/40	12/20 at 100.00	N/R	5,442,060
3,500	8.125%, 12/01/45	12/20 at 100.00	N/R	3,649,100

5,445	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 6.500%, 4/01/43	4/23 at 100.00	N/R	4,725,334

	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006A:
5,500	5.000%, 7/01/27	7/17 at 100.00	N/R	5,093,385
8,000	5.125%, 7/01/37	7/17 at 100.00	N/R	6,914,400
32,400	5.125%, 7/01/42	7/17 at 100.00	N/R	27,426,600

4,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care, Lenbrook Square Project, Series 2006B, 7.300%, 7/01/42	No Opt. Call	N/R	3,985,680

1,335	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s Terrace, Series 2003, 7.625%, 12/01/33	12/13 at 102.00	N/R	1,366,693

200	Fulton County Residential Care Facilities Elderly Authority, Georgia, Revenue Bonds, Canterbury Court, Refunding Series 2004A, 6.125%, 2/15/34	2/14 at 101.00	N/R	195,936

2,000	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A, 4.750%, 6/01/28 – NPFG Insured	No Opt. Call	A	1,903,640

5,976	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2011A-1, 4.600%, 7/01/26	No Opt. Call	N/R	4,912,345

750	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/17	No Opt. Call	A	821,580

6,195	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.500%, 9/15/28	No Opt. Call	A	6,568,311
135,181	Total Georgia			127,777,962

202	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam – 0.6%

	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
$1,000	6.625%, 12/01/30	12/20 at 100.00	B	$1,032,500
6,000	6.875%, 12/01/40	12/20 at 100.00	B	6,244,920

500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 5.875%, 7/01/35	7/15 at 100.00	Ba2	506,055

2,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.250%, 7/01/25	7/20 at 100.00	Ba2	2,024,180

	Guam Government, General Obligation Bonds, 2009 Series A:
6,000	6.750%, 11/15/29	11/19 at 100.00	B+	6,331,620
29,930	7.000%, 11/15/39	11/19 at 100.00	B+	31,812,896
45,430	Total Guam			47,952,171
	Hawaii – 0.2%

4,001	Hawaii Department of Budget and Finance, Private School Revenue Bonds, Montessori of Maui, Series 2007, 5.500%, 1/01/37	2/17 at 100.00	N/R	3,483,951

4,150	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB+	4,156,308

5,205	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 6.750%, 5/01/47	5/22 at 100.00	BBB–	5,379,472

790	Hawaii State Department of Transportation, Special Facility Revenue Bonds, Continental Airlines Inc., Series 2000, 7.000%, 6/01/20 (Alternative Minimum Tax)	10/13 at 100.00	B	786,516

	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012:
1,100	5.625%, 5/15/33	5/22 at 100.00	N/R	1,040,919
3,000	5.750%, 5/15/42	5/22 at 100.00	N/R	2,811,870
18,246	Total Hawaii			17,659,036
	Idaho – 0.1%

3,875	Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special Assessment Bonds, Assessment Area One, Series 2011, 9.000%, 9/01/40	9/21 at 100.00	N/R	4,106,686

1,000	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Liberty Charter School, Inc, Series 2008A, 6.000%, 6/01/38	6/18 at 100.00	BBB	1,027,050
4,875	Total Idaho			5,133,736
	Illinois – 8.2%

1,065	Bellwood, Illinois, General Obligation Bonds, Series 2008, 7.000%, 12/01/29	No Opt. Call	N/R	1,040,100

7,850	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	1/15 at 102.00	N/R	5,879,022

4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Forest City Project, Series 2005, 5.900%, 3/01/27	3/15 at 102.00	N/R	3,411,680

3,725	Bolingbrook, Will and DuPage Counties, Illinois, Wastewater Facilities Revenue Bonds, Crossroads Treatment LLC, Series 2005, 6.600%, 1/01/35	1/15 at 102.00	N/R	3,280,384

2,790	Bradley, Illinois, Tax Increment Bonds, Bradley Commons, Series 2007, 6.100%, 1/01/27	1/17 at 102.00	N/R	2,664,506

926	Cary, Illinois, Special Service Area 1 Special Tax Bonds, Series 2006, 5.000%, 3/01/30 – RAAI Insured	3/16 at 100.00	N/R	857,485

1,181	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29	No Opt. Call	N/R	1,080,668

7,000	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26	10/13 at 100.00	N/R	5,243,490

Nuveen Investments	203

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

$9,525	Chicago, Illinois, Chicago O’Hare International Airport Special Facility Revenue Refunding Bonds, American Air Lines, Inc. Project, Series 2007, 5.500%, 12/01/30 (4)	10/13 at 100.00	N/R	$10,715,339

335	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series 1998, 7.000%, 1/01/14	10/13 at 100.00	N/R	335,884

40,115	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B3	41,175,641

2,451	Crystal Lake Special Service Area 46, Illinois, Limited Tax Obligation Bonds, Series 2007, 5.750%, 3/01/36	3/17 at 100.00	N/R	2,061,928

355	Deerfield, Illinois, Educational Facility Revenue Bonds, Chicagoland Jewish High School Project, Capital Appreciation Series 2011B, 0.000%, 10/01/31	10/13 at 100.00	N/R	77,702

669	Deerfield, Illinois, Educational Facility Revenue Bonds, Chicagoland Jewish High School Project, Series 2011A, 6.000%, 10/01/42	5/14 at 102.00	N/R	522,944

1,800	East Dundee, Illinois, Kane and Cook Counties, Illinois, Limited Obligation Tax Increment Revenue Bonds, Route 25 South Redevelopment Project, Series 2012, 5.250%, 12/01/22	No Opt. Call	N/R	1,683,540

	Evanston, Illinois, Educational Facility Revenue Bonds, Roycemore School Project, Series 2011:
7,865	7.750%, 7/01/30	7/21 at 100.00	N/R	8,177,162
1,545	8.000%, 7/01/35	7/21 at 100.00	N/R	1,627,040
2,000	8.250%, 7/01/41	7/21 at 100.00	N/R	2,119,960

2,500	Harvey, Cook County, Illinois, Tax Increment Allocation Revenue Bonds, Amended Center Street Redevelopment Project Area, Series 2010, 7.500%, 12/01/19	No Opt. Call	N/R	2,659,725

3,900	Hillside, Cook County, Illinois, Senior Lien Tax Increment Revenue Bonds, Mannheim Redevelopment Project, Series 2008, 7.000%, 1/01/28	1/18 at 102.00	N/R	3,706,599

790	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (Alternative Minimum Tax)	10/13 at 100.00	BB+	790,537

2,000	Illinois Finance Authority Revenue Bonds, Christian Homes, Inc., Refunding Series 2010, 5.500%, 5/15/23	5/15 at 100.00	BBB–	2,015,520

	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation, Series 2007:
25	5.000%, 12/01/21	12/16 at 100.00	BBB+	26,213
3,250	5.000%, 12/01/36	12/16 at 100.00	BBB+	3,120,098

2,000	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 7.125%, 10/01/41	10/21 at 100.00	BBB–	2,226,960

59,255	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B3	60,821,702

200	Illinois Finance Authority, Revenue and Refunding Bonds, Roosevelt University Project, Series 2009, 6.500%, 4/01/44	10/19 at 100.00	BBB	212,144

	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 1122:
3,085	17.186%, 9/01/38 (IF) (5)	9/22 at 100.00	A–	2,665,317
1,120	17.168%, 9/01/38 (IF) (5)	9/22 at 100.00	A–	967,803
1,540	17.159%, 9/01/38 (IF) (5)	9/22 at 100.00	A–	1,330,837

	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A:
3,510	7.750%, 5/15/30	5/20 at 100.00	N/R	3,786,132
10,000	8.000%, 5/15/40	5/20 at 100.00	N/R	10,777,300
10,625	8.000%, 5/15/46	5/20 at 100.00	N/R	11,420,281

	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Tender Option Bonds Trust 1123:
1,810	14.197%, 6/01/47 (IF) (5)	6/22 at 100.00	AA	372,679
3,765	14.187%, 6/01/47 (IF) (5)	6/22 at 100.00	AA	777,360

204	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$2,500	14.178%, 6/01/47 (IF) (5)	6/22 at 100.00	AA	$517,500
1,500	14.178%, 6/01/47 (IF) (5)	6/22 at 100.00	AA	310,500
785	14.135%, 6/01/47 (IF) (5)	6/22 at 100.00	AA	164,473

5,140	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	11/17 at 100.00	N/R	4,486,603

	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Tender Option Bond Trust 1098:
1,500	18.492%, 8/15/15 – AGC Insured (IF) (5)	No Opt. Call	AA–	1,693,920
1,730	18.242%, 8/15/33 – AGC Insured (IF) (5)	8/18 at 100.00	AA–	1,953,153
1,625	18.492%, 8/15/39 – AGC Insured (IF) (5)	8/18 at 100.00	AA–	1,629,680
2,495	18.492%, 8/15/47 – AGC Insured (IF) (5)	8/18 at 100.00	AA–	2,502,186
625	18.280%, 8/15/47 – AGC Insured (IF) (5)	8/18 at 100.00	AA–	626,800
550	18.201%, 8/15/47 – AGC Insured (IF) (5)	8/18 at 100.00	AA–	551,573

935	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (Alternative Minimum Tax)	12/17 at 102.00	N/R	821,444

5,500	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A, 5.625%, 2/15/37	2/15 at 100.00	BB–	5,251,565

	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series 2006A:
11,170	5.000%, 4/01/31	4/16 at 100.00	Baa3	10,293,937
14,275	5.000%, 4/01/36	4/16 at 100.00	Baa3	12,793,969

6,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 7.125%, 2/01/34	2/19 at 100.00	Baa3	6,385,320

2,920	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB–	2,955,098

10,550	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss Hospital, Series 2006, 6.750%, 10/01/46	10/16 at 100.00	N/R	8,581,792

	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A:
215	5.250%, 5/15/15	No Opt. Call	N/R	220,874
2,900	5.500%, 5/15/26	5/17 at 100.00	N/R	2,920,416
11,750	5.750%, 5/15/38	5/17 at 100.00	N/R	11,611,233
350	5.400%, 5/15/38	5/17 at 100.00	N/R	329,231

3,125	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Tender Option Bond Trust 3764, 18.060%, 5/01/26 (IF) (5)	5/20 at 100.00	AA	3,360,625

560	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Tender Option Bond Trust 4285, 18.363%, 8/15/20 (IF) (5)	No Opt. Call	AA+	604,016

24,500	Illinois Finance Authority, Revenue Bonds, Northwestern University, Series 2006, 5.000%, 12/01/42 (UB)	12/15 at 100.00	AAA	25,516,015

	Illinois Finance Authority, Revenue Bonds, Northwestern University, Tender Option Bond Trust 11783:
490	20.158%, 8/15/19 (IF)	No Opt. Call	AA–	570,850
625	20.158%, 8/15/31 (IF)	8/19 at 100.00	AA–	809,675

1,900	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37 (UB) (5)	11/17 at 100.00	A	1,968,685

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bond Trust 4702:
1,125	20.275%, 11/15/33 (IF) (5)	11/17 at 100.00	A	1,292,794
4,260	21.303%, 5/15/39 (IF) (5)	5/20 at 100.00	A	5,610,420
1,705	21.303%, 5/15/39 (IF) (5)	5/20 at 100.00	A	2,243,899
4,740	21.297%, 5/15/39 (IF) (5)	5/20 at 100.00	A	6,242,580

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bonds Trust 1115:
3,525	17.295%, 5/15/41 (IF) (5)	5/22 at 100.00	A	3,202,956
2,500	17.295%, 5/15/41 (IF) (5)	5/22 at 100.00	A	2,271,600
6,190	14.320%, 5/15/41 (IF) (5)	5/22 at 100.00	A	1,492,657

Nuveen Investments	205

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

$14,545	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BB–	$12,383,468

1,110	Illinois Finance Authority, Revenue Bonds, Provena Health Series 2010A, 6.000%, 5/01/28	5/20 at 100.00	BBB+	1,179,686

8,120	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	9,869,779

10,505	Illinois Finance Authority, Revenue Bonds, Rogers Park Montessori School, Series 2004, 7.125%, 11/01/34	11/14 at 102.00	N/R	10,591,666

9,040	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009A, 7.250%, 11/01/38 (UB) (5)	11/18 at 100.00	A	10,670,454

2,450	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009B, 7.250%, 11/01/38 (UB) (5)	11/18 at 100.00	A	2,891,882

5,550	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39 (UB) (5)	5/19 at 100.00	A	6,193,245

	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Tender Option Bonds Trust 1017:
300	22.432%, 11/01/39 (IF) (5)	5/19 at 100.00	A	444,684
250	23.422%, 11/01/39 (IF) (5)	5/19 at 100.00	A	365,900
1,065	23.368%, 11/01/39 (IF) (5)	5/19 at 100.00	A	1,557,573
3,067	23.409%, 11/01/39 (IF) (5)	5/19 at 100.00	A	4,488,033
815	23.352%, 11/01/39 (IF) (5)	5/19 at 100.00	A	1,191,669
315	23.241%, 11/01/39 (IF) (5)	5/19 at 100.00	A	459,875

1,225	Illinois Finance Authority, Student Housing Revenue Bonds, MJH Education Assistance Illinois IV LLC, Fullerton Village Project, Series 2004A, 5.000%, 6/01/13	No Opt. Call	N/R	1,053,096

650	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009, 6.875%, 8/15/38	8/19 at 100.00	BBB+	703,521

	Illinois Finance Authority, Revenue Bonds, Swedish American Hospital, Tender Option Bond Trust 1116:
2,500	14.236%, 11/15/39 (IF) (5)	11/22 at 100.00	A	851,400
1,405	17.161%, 11/15/43 (IF) (5)	11/22 at 100.00	A	1,213,808

	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 3908:
1,030	22.058%, 2/15/19 – AGM Insured (IF) (5)	No Opt. Call	AA–	1,301,302
665	21.937%, 2/15/19 – AGM Insured (IF) (5)	No Opt. Call	AA–	839,170

2,285	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 11783-1, 20.158%, 2/15/31 (IF)	8/19 at 100.00	AA–	2,960,172

	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Tender Option Bond Trust 3907:
3,025	20.255%, 2/15/19 (IF) (5)	No Opt. Call	AA–	3,477,782
4,250	20.255%, 2/15/35 (IF) (5)	2/21 at 100.00	AA–	4,886,140

3,035	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2013, 5.250%, 2/15/40	2/23 at 100.00	N/R	2,593,741

	Illinois Finance Authority, Student Housing Revenue Bonds, MJH Education Assistance Illinois IV LLC, Fullerton Village Project, Series 2004A:
50	5.000%, 6/01/09 (4)	No Opt. Call	Ca	42,984
1,115	5.000%, 6/01/11 (4)	No Opt. Call	Ca	958,532
1,160	5.000%, 6/01/12 (4)	No Opt. Call	Ca	997,217
1,060	5.000%, 7/01/13 (4)	No Opt. Call	Ca	911,250
1,290	5.000%, 6/01/14 (4)	No Opt. Call	Ca	1,108,974
7,540	5.500%, 6/01/19 (4)	6/14 at 100.00	Ca	6,481,912
6,905	5.000%, 6/01/24 (4)	6/14 at 100.00	Ca	5,936,021
14,650	5.125%, 6/01/35 (4)	6/14 at 100.00	Ca	12,594,166

206	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

$2,600	Illinois Health Facilities Authority, Revenue Bonds, Smith Crossing, Series 2003A, 7.000%, 11/15/32	11/13 at 100.00	N/R	$2,603,354

1,950	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Tender Option Bond Trust 3721, 18.762%, 2/01/33 (IF) (5)	8/18 at 100.00	AA	1,758,881

22,010	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized – Lifelink Developments, Series 2006, 4.850%, 4/20/41 (Alternative Minimum Tax) (UB) (5)	4/16 at 100.00	AA+	22,130,835

1,365	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	1,379,483

25,935	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36	1/16 at 100.00	N/R	15,958,065

	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel Revenue Bonds, Series 2005A-2:
5,260	5.500%, 1/01/25 – ACA Insured	1/16 at 100.00	CCC	3,264,461
3,000	5.500%, 1/01/30 – ACA Insured	1/16 at 100.00	CCC	1,799,430
12,015	5.500%, 1/01/36 – ACA Insured	1/16 at 100.00	CCC	7,111,078

	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B:
1,595	5.250%, 1/01/25	1/16 at 100.00	CCC	717,463
3,675	5.250%, 1/01/30	1/16 at 100.00	CCC	1,603,219
5,420	5.250%, 1/01/36	1/16 at 100.00	CCC	2,319,164

12,431	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel Revenue Bonds, Series 2005C-3, 12.000%, 1/01/36 (4)	7/18 at 100.00	N/R	2,609,763

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Tender Option Bond Trust 3297:
5,000	18.190%, 6/15/20 (Alternative Minimum Tax) (IF) (5)	No Opt. Call	AAA	5,040,600
3,500	18.183%, 6/15/20 (Alternative Minimum Tax) (IF) (5)	No Opt. Call	AAA	3,528,385

625	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Tender Option Bond Trust 3861, 18.100%, 6/15/42 – NPFG Insured (IF) (5)	6/22 at 100.00	AAA	649,850

20,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/33 – NPFG Insured (5)	No Opt. Call	AAA	6,428,000

9,300	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 3220, 18.986%, 6/15/42 (IF) (5)	6/20 at 100.00	AAA	9,468,144

3,181	Minooka, Illinois, Special Assessment Bonds, Lakewood Trails Project, Series 2003, 6.625%, 3/01/33	3/15 at 100.00	N/R	3,188,062

4,595	Pingree Grove Village, Illinois, Charter School Revenue Bonds, Cambridge Lakes Learning Center, Series 2007, 6.000%, 6/01/36	6/16 at 102.00	N/R	3,722,961

11,442	Pingree Grove Village, Illinois, Special Service Area 7, Cambridge Lakes Project, Special Tax Bonds, Series 2006-1, 6.000%, 3/01/36	3/16 at 102.00	N/R	10,928,712

7,118	Pingree Grove Village, Illinois, Tax Assessment Bonds, Special Service Area 2 – Cambridge Lakes Project, Series 2005-2, 6.000%, 3/01/35	3/15 at 102.00	N/R	6,988,381

2,106	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2004A, 6.200%, 3/01/34	3/14 at 102.00	N/R	2,105,853

4,291	Plano Special Service Area 3, Illinois, Special Tax Bonds, Lakewood Springs Project, Series 2005A, 6.100%, 3/01/35	3/15 at 102.00	N/R	4,240,023

3,570	Quad Cities Regional Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Heritage Woods of Moline SLF Project, Series 2006, 6.000%, 12/01/41	12/16 at 102.00	N/R	3,017,186

– (10)	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd., Series 1999C, 7.250%, 10/15/24 (Alternative Minimum Tax)	No Opt. Call	N/R	179

Nuveen Investments	207

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)

$2,200	Rosemont, Illinois, Tax Increment Bonds, River Road Hotel Partners Project, Series 2007, 5.100%, 12/30/23	10/13 at 100.00	N/R	$1,829,806

	Saint Charles, Kane and DuPage Counties, Illinois, Senior Lien Limited Incremental Sales Tax Revenue Bonds, Series 2008 Zylstra Project:
2,660	6.950%, 1/01/21	1/18 at 100.00	N/R	2,639,757
2,000	6.950%, 1/01/25	1/18 at 100.00	N/R	1,950,760

3,390	Southwestern Illinois Development Authority Local Government Program Revenue Bonds, Granite City Project, Series 2009C, 7.750%, 3/01/22	3/14 at 100.00	N/R	3,416,951

5,000	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	8/22 at 100.00	BB–	4,196,300

3,050	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Granite City Project, Series 2009B, 7.750%, 3/01/22	3/14 at 100.00	N/R	3,074,248

1,000	Southwestern Illinois Development Authority, Revenue Bonds, Anderson Hospital, Series 2006, 5.125%, 8/15/36	2/17 at 100.00	BBB–	918,930

3,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe Ad Valorem Tax Bonds, Series 2010, 7.500%, 3/01/32	3/17 at 102.00	N/R	3,063,420

1,750	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special Assessment Bonds, Series 2009, 7.875%, 3/01/32	3/17 at 102.00	N/R	1,816,850

7,582	Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1, Series 2006, 6.000%, 3/01/36 (Mandatory put 2/29/16)	3/16 at 102.00	N/R	6,054,758

2,204	Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	3/15 at 102.00	N/R	1,815,655

705	Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series 2007, 5.800%, 1/15/23	1/18 at 100.00	N/R	633,717

3,000	Wheeling, Illinois, Tax Increment Revenue Bonds, North Milwaukee/Lake-Cook TIF Project, Series 2005, 6.000%, 1/01/25	1/15 at 100.00	N/R	2,845,500

3,445	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 – Woods Creek, Series 2004, 6.750%, 3/01/34	3/14 at 102.00	N/R	3,459,331

2,245	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/26	1/17 at 102.00	N/R	1,486,370

1,900	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 5.000%, 3/01/33	3/23 at 100.00	N/R	1,678,745

4,187	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2005-108 Autumn Creek Project, Series 2006, 6.000%, 3/01/36	3/16 at 102.00	N/R	3,580,555

7,155	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113 Cannoball & Beecher, Series 2007, 5.750%, 3/01/28	3/17 at 102.00	N/R	6,704,951
684,261	Total Illinois			616,346,959
	Indiana – 2.5%

1,080	Anderson, Indiana, Multifamily Housing Revenue Bonds, Cross Lakes and Giant Oaks Apartments, Series 2011A, 7.250%, 12/01/45	12/20 at 100.00	N/R	1,108,501

445	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A, 6.650%, 7/15/14	1/14 at 100.00	N/R	454,042

	Carmel, Indiana, Revenue Bonds, Barrington of Carmel Project, Series 2012A:
1,000	7.125%, 11/15/42	No Opt. Call	N/R	1,024,040
6,000	7.125%, 11/15/47	No Opt. Call	N/R	6,102,900

125	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.250%, 8/01/36	8/16 at 100.00	Baa2	127,445

6,670	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1998, 5.500%, 9/01/28 (Alternative Minimum Tax)	No Opt. Call	B–	6,354,376

835	East Chicago, Indiana, Solid Waste Disposal Revenue Bonds, USG Corporation, Series 1999, 6.375%, 8/01/29	10/13 at 100.00	B–	835,159

208	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)

$1,595	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 10-77W, 18.750%, 4/01/30 – AMBAC Insured (IF) (5)	No Opt. Call	AA	$1,935,899

3,750	Indiana Bond Bank, Special Program Gas Revenue Bonds, JP Morgan Ventures Energy Corporation Guaranteed, Tender Option Bond Trust 2882, 18.430%, 4/15/17 (IF) (5)	No Opt. Call	A2	5,907,900

5,855	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.250%, 3/01/43	3/23 at 100.00	BB–	5,418,568

3,400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	BB–	3,553,170

5,560	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	BB–	5,554,384

20,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	No Opt. Call	BB–	16,785,200

3,855	Indiana Finance Authority, Hospital Revenue Bonds, King’s Daughters’ Hospital and Health Services, Series 2010, 5.500%, 8/15/45	8/20 at 100.00	BBB+	3,673,969

6,000	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 7/01/40 (Alternative Minimum Tax)	7/23 at 100.00	BBB	5,677,440

	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Tender Option Bond Trust 3611:
3,085	19.091%, 6/01/17 (IF) (5)	No Opt. Call	AA	3,437,153
1,460	18.944%, 6/01/17 (IF) (5)	No Opt. Call	AA	1,626,586
1,250	19.065%, 6/01/17 (IF) (5)	No Opt. Call	AA	1,392,750
330	19.065%, 12/01/32 (IF) (5)	12/19 at 100.00	AA	367,686
5,000	15.822%, 12/01/32 (IF) (5)	12/19 at 100.00	AA	5,571,000

	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust 3301:
2,750	18.322%, 5/15/31 (IF) (5)	11/16 at 100.00	AA+	2,749,120
1,500	17.886%, 5/13/31 (IF) (5)	11/16 at 100.00	AA+	1,521,180

1,450	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest Indiana, Series 2007, 5.500%, 3/01/37	3/17 at 100.00	A–	1,490,905

10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured (UB)	1/19 at 100.00	AA–	10,490,300

	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Tender Option Bond Trust 11779:
310	19.165%, 1/01/17 – AGC Insured (IF)	No Opt. Call	AA–	370,797
2,500	19.165%, 1/01/17 – AGC Insured (IF)	No Opt. Call	AA–	2,990,300
4,995	20.140%, 1/01/32 – AGC Insured (IF)	1/19 at 100.00	AA–	6,172,122
6,250	19.165%, 1/01/32 – AGC Insured (IF)	1/19 at 100.00	AA–	7,475,750

970	Monroe County, Indiana, Multifamily Housing Revenue Bonds, Canterbury Hous Apartments Project, Series 2001B, Pass through Certificates Series 2002-1, 5.900%, 11/01/34 (Mandatory put 11/01/22)	10/13 at 100.00	Baa1	970,019

1,550	Portage, Indiana, Economic Development Revenue Bonds, Ameriplex Project, Series 2006, 5.000%, 1/15/27	7/16 at 100.00	A	1,555,875

3,643	Portage, Indiana, Special Improvement District Revenue Bonds, Marina Shores Project, Series 2005, 6.375%, 3/01/35 (4)	3/15 at 102.00	N/R	1,255,596

9,000	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (Alternative Minimum Tax)	2/22 at 100.00	B–	7,605,180

	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
3,065	5.250%, 2/15/23 (4)	2/15 at 100.00	N/R	331,541
2,500	5.375%, 2/15/34 (4)	2/15 at 100.00	N/R	270,425

Nuveen Investments	209

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)

$2,155	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	7/15 at 103.00	N/R	$2,253,031

230	St. Joseph County, Indiana, Economic Development Revenue Bonds, Holy Cross Village at Notre Dame, Series 2006A, 5.550%, 5/15/19	10/13 at 100.00	N/R	230,159

	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series 2011:
5,000	7.750%, 9/01/31	9/21 at 100.00	N/R	5,734,650
5,000	8.000%, 9/01/41	9/21 at 100.00	N/R	5,677,300

	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
3,000	5.700%, 9/01/37	9/17 at 100.00	N/R	2,999,040
15,000	5.750%, 9/01/42	9/17 at 100.00	N/R	14,852,700
32,500	5.800%, 9/01/47	9/17 at 100.00	N/R	32,249,100
190,663	Total Indiana			186,153,258
	Iowa – 1.9%

103,825	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB–	84,749,233

	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
2,640	5.000%, 12/01/19	No Opt. Call	BB–	2,587,939
25,760	5.250%, 12/01/25	12/23 at 100.00	BB–	24,478,440

5,245	Iowa Finance Authority, Multifamily Housing Bonds, Series 2006A, 4.600%, 7/01/41 (UB)	7/16 at 100.00	AA	5,084,398

1,000	Iowa Finance Authority, Senior Housing Revenue Bonds, Bethany Life Communities, Series 2006A, 5.550%, 11/01/41	11/13 at 100.00	N/R	915,220

2,000	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa University Project, Refunding Series 2010, 5.750%, 9/01/30	9/20 at 100.00	BBB	2,096,960

	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
2,030	5.375%, 6/01/38	6/15 at 100.00	B+	1,660,236
11,485	5.500%, 6/01/42	6/15 at 100.00	B+	9,337,190
2,075	5.625%, 6/01/46	6/15 at 100.00	B+	1,705,235

9,850	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	6/17 at 100.00	B+	8,473,857

1,490	Pottawattamie County, Iowa, Revenue Bonds, Christian Homes, Inc. Obligated Group, Series 2007E, 5.750%, 5/15/31	5/17 at 100.00	BBB–	1,518,489

2,250	Scott County, Iowa, Revenue Bonds, Ridgecrest Village, Series 2006, 5.250%, 11/15/27	11/16 at 100.00	BBB–	2,119,230
169,650	Total Iowa			144,726,427
	Kansas – 0.6%

5,320	Fredonia, Kansas, Hospital Revenue Bonds, Series 2007, 6.125%, 8/15/37	8/17 at 100.00	N/R	5,205,301

2,115	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 4153, 17.969%, 1/01/34 (WI/DD, Settling 8/01/13) (IF) (5)	1/20 at 100.00	AA	2,090,085

490	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc, Refunding & Improvement Series 2007, 5.500%, 5/15/39	5/17 at 100.00	N/R	450,800

1,000	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2007B, 5.125%, 5/15/42	5/14 at 103.00	N/R	842,060

	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
1,000	5.000%, 3/01/16 (4)	No Opt. Call	N/R	514,540
4,780	5.000%, 3/01/26 (4)	3/16 at 100.00	N/R	2,459,645

210	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)

$2,790	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 5.000%, 12/01/28 (4)	12/16 at 100.00	N/R	$1,073,592

18,500	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	18,326,840

5,000	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park Convention Center, Series 2007B, 5.125%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+	4,767,650

8,910	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32	No Opt. Call	N/R	7,928,831

4,039	Wichita, Kansas, Multifamily Housing Revenue Bonds, Buttonwood Tree Apartments Project, Series 2002-I, 7.350%, 12/01/33 (Alternative Minimum Tax)	10/13 at 100.00	N/R	4,321,100
53,944	Total Kansas			47,980,444
	Kentucky – 0.2%

8,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.375%, 6/01/40	6/20 at 100.00	BBB+	8,479,920

3,070	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Tender Option Bond Trust 1068, 18.632%, 8/15/46 (IF) (5)	8/21 at 100.00	AA–	3,161,609

1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA–	1,033,720

1,000	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/38	5/18 at 100.00	Baa3	1,023,070

2,190	Rockcastle County, Kentucky, First Mortgage Revenue Bonds, Rockcastle Hospital and Respiratory Care Center Inc. Project, Series 2005, 5.550%, 6/01/30	6/15 at 100.00	BBB–	2,136,739
15,260	Total Kentucky			15,835,058
	Louisiana – 1.5%

42,125	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	38,915,075

15,000	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax) (7)	No Opt. Call	N/R	1,500

	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011:
4,540	6.250%, 7/01/31	7/21 at 100.00	BBB–	4,862,612
7,865	6.375%, 7/01/41	7/21 at 100.00	BBB–	8,288,530

1,160	Juban Parc Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.150%, 10/01/14 (4)	No Opt. Call	N/R	352,756

6,938	Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2007, 5.250%, 7/01/17 (4)	No Opt. Call	N/R	2,737,804

1,000	Louisana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	1,094,180

	Louisana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A:
505	7.750%, 12/15/31	12/21 at 100.00	N/R	525,548
7,425	8.000%, 12/15/41	12/21 at 100.00	N/R	7,766,550

Nuveen Investments	211

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)

$6,440	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32	11/17 at 100.00	BBB–	$6,774,236

590	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Capital Projects and Equipment Acquisition Program, Series 2000A, 6.300%, 7/01/30 – AMBAC Insured	No Opt. Call	N/R (6)	607,340

9,535	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36	6/16 at 101.00	N/R	9,368,614

6,750	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37 (4)	12/17 at 100.00	N/R	2,863,755

7,315	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29	8/20 at 100.00	BBB–	7,862,601

750	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-2, 6.500%, 11/01/35	11/20 at 100.00	BBB–	793,808

	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Womans Hospital Foundation Project, Tender Option Bonds Trust 1012:
1,375	20.765%, 10/01/40 (IF) (5)	10/20 at 100.00	A3	1,739,870
3,315	20.753%, 10/01/40 (IF) (5)	10/20 at 100.00	A3	4,194,105

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011:
2,000	6.500%, 5/15/37	5/21 at 100.00	Baa1	2,205,620
600	6.750%, 5/15/41	5/21 at 100.00	Baa1	663,936

5,260	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana Pellets Inc Project, Series 2013A, 9.750%, 8/01/14 (Alternative Minimum Tax)	1/14 at 100.00	N/R	5,229,282

1,940	Orange Grove Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2006, 5.300%, 11/01/21 (4)	10/13 at 100.00	N/R	570,806

4,750	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	Baa1	4,714,138

2,290	Whispering Springs Community Development District, Livingston Parish, Louisiana, Special Assessment Bonds, Series 2006, 5.200%, 10/01/21 (4)	10/13 at 100.00	N/R	456,122
139,468	Total Louisiana			112,588,788
	Maine – 0.2%

	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineGeneral Medical Center, Series 2011:
2,300	6.950%, 7/01/36	7/21 at 100.00	Baa3	2,597,344
6,500	7.000%, 7/01/41	7/21 at 100.00	Baa3	7,307,040

3,950	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (Alternative Minimum Tax)	10/13 at 100.00	B2	3,954,345
12,750	Total Maine			13,858,729
	Maryland – 1.5%

7,850	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%, 9/01/39 – SYNCORA GTY Insured	9/16 at 100.00	BB+	7,203,788

500	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%, 9/01/34	9/15 at 101.00	N/R	484,220

212	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)

$19,255	Baltimore, Maryland, Subordinate Lien Convention Center Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39	9/16 at 100.00	Ba2	$19,264,628

	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007A:
1,270	5.250%, 4/01/27	4/17 at 100.00	N/R	1,181,913
1,000	5.250%, 4/01/33	4/17 at 100.00	N/R	877,850

5,455	Maryland Community Development Administration, Department of Housing and Community Development, Housing Revenue Bonds, Tender Option Bond Trust 2849, 10.493%, 1/01/15 (Alternative Minimum Tax) (IF)	No Opt. Call	AA+	5,464,601

7,335	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2007A, 4.800%, 9/01/42 (Alternative Minimum Tax) (UB)	9/16 at 100.00	Aa2	7,372,262

	Maryland Community Development Administration, Residential Revenue Bonds, Series 2007D, Trust 1023:
940	17.301%, 3/01/30 (Alternative Minimum Tax) (IF) (5)	3/17 at 100.00	AA	942,284
1,710	17.506%, 3/01/30 (Alternative Minimum Tax) (IF) (5)	3/17 at 100.00	AA	1,711,556

	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
1,650	5.000%, 12/01/16	No Opt. Call	N/R	1,435,401
54,000	5.000%, 12/01/31	12/16 at 100.00	N/R	35,623,260

	Maryland Economic Development Corporation, Senior Lien Student Housing Revenue Bonds, University of Maryland – Baltimore, Series 2003A:
820	5.625%, 10/01/23	10/13 at 100.00	B3	777,647
10,640	5.750%, 10/01/33	10/13 at 100.00	B3	9,551,209

	Maryland Health and Higher Educational Facilities Authority, Private School Revenue Bonds, Washington Christian Academy, Series 2006:
750	5.250%, 7/01/18 (4)	1/17 at 100.00	N/R	209,850
6,260	5.500%, 7/01/38 (4)	1/17 at 100.00	N/R	1,751,548

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.125%, 7/01/45	7/20 at 100.00	BBB–	1,524,030

	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994:
135	5.375%, 7/01/14	1/14 at 100.00	B3	134,598
15,475	5.300%, 7/01/24	1/14 at 100.00	B3	14,011,375
136,545	Total Maryland			109,522,020
	Massachusetts – 1.1%

12,275	Boston Industrial Development Financing Authority, Massachusetts, Senior Revenue Bonds, Crosstown Center Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)	9/13 at 101.00	Caa3	8,833,949

4,080	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds, Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax) (4)	9/13 at 101.00	N/R	1,346,114

2,000	Massachusetts Development Finance Agency, Education Facility Revenue Bonds, Academy of the Pacific Rim Project, Series 2006A, 5.125%, 6/01/31 – ACA Insured	6/16 at 100.00	N/R	1,815,900

165	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2000A, 8.375%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	166,704

920	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds, Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)	No Opt. Call	N/R	909,779

31,330	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42	11/17 at 100.00	BB+	26,344,144

Nuveen Investments	213

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)

$4,960	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series 2006, 5.000%, 1/01/37 – ACA Insured	1/17 at 100.00	N/R	$4,357,112

3,500	Massachusetts Development Finance Agency, Revenue Bonds, The Sabis International Charter School, Series 2009A, 8.000%, 4/15/39	10/19 at 100.00	BBB	4,042,045

1,500	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012C, 5.250%, 11/01/42 (Alternative Minimum Tax)	11/17 at 100.00	BB+	1,304,925

	Massachusetts Health and Educational Facilities Authority Revenue Bonds, Quincy Medical Center Issue, Series 2008A:
5,950	6.250%, 1/15/28 (4)	1/18 at 100.00	N/R	23,265
5,300	6.500%, 1/15/38 (4)	1/18 at 100.00	N/R	20,723

	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Emerson Hospital, Series 2005E:
3,500	5.000%, 8/15/25 – RAAI Insured	8/15 at 100.00	N/R	3,387,685
400	5.000%, 8/15/35 – RAAI Insured	8/15 at 100.00	N/R	345,092

2,750	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Jordan Hospital, Series 1998D, 5.250%, 10/01/23	10/13 at 100.00	B+	2,704,130

2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E, 5.000%, 7/15/37	7/17 at 100.00	BBB–	1,851,400

5,323	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012A, 6.000%, 2/15/43	10/13 at 100.00	D	4,192,396

4,162	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012B, 6.375%, 2/15/43	10/13 at 100.00	D	400,504

6,244	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire Community Services Inc., Series 2012C, 6.625%, 2/15/43	No Opt. Call	D	62

2,500	Massachusetts Housing Finance Agency, Housing Bonds, Tender Option Bond Trust 2010-64W., 20.057%, 6/01/41 (IF) (5)	6/20 at 100.00	AA–	2,768,200

	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
1,605	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	10/13 at 100.00	N/R	1,605,369
1,505	5.000%, 1/01/21 – AMBAC Insured (Alternative Minimum Tax)	10/13 at 100.00	N/R	1,504,970
4,000	5.500%, 1/01/22 – AMBAC Insured (Alternative Minimum Tax)	10/13 at 100.00	N/R	4,001,400
8,965	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/14 at 100.00	N/R	8,600,662
114,934	Total Massachusetts			80,526,530
	Michigan – 3.7%

	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Series 2008:
3,995	6.000%, 11/01/28	11/18 at 100.00	BBB–	4,014,176
5,105	6.000%, 11/01/37	11/18 at 100.00	BBB–	4,964,715

1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	11/15 at 100.00	BBB	918,236

1,955	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	11/17 at 100.00	N/R	1,471,177

	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
5,695	5.000%, 11/01/26	11/16 at 100.00	BB–	4,606,515
3,750	5.250%, 11/01/31	11/16 at 100.00	BB–	2,884,163
3,840	5.250%, 11/01/36	11/16 at 100.00	BB–	2,815,526

2,500	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender Option Bond Trust 3317, 18.813%, 11/01/26 – AGM Insured (IF) (5)	No Opt. Call	Aa2	2,400,300

214	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)

$4,710	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Tender Option Bond Trust 4697, 17.716%, 5/01/29 – AGM Insured (IF) (5)	No Opt. Call	Aa2	$4,688,334

5,500	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Tender Option Bonds Trust 11784, 18.476%, 5/01/27 – AGM Insured (IF)	No Opt. Call	Aa2	4,809,640

	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
2,000	5.650%, 11/01/25	11/15 at 100.00	B+	1,635,620
500	5.750%, 11/01/30	11/15 at 100.00	B+	385,600
2,425	5.750%, 11/01/35	11/15 at 100.00	B+	1,784,145

6,550	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%, 5/01/21	11/13 at 100.00	B–	5,666,209

12,725	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.000%, 7/01/32	7/22 at 100.00	BBB+	11,550,737

17,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010, 5.250%, 11/01/35 (WI/DD, Settling 8/08/13)	11/20 at 100.00	AA	17,049,300

	Detroit, Michigan, General Obligation Bonds, Limited Tax Capital Improvement Series 2008-A1:
12,140	5.000%, 4/01/15 (4)	No Opt. Call	Ca	4,734,600
7,125	5.000%, 4/01/16 (4)	No Opt. Call	Ca	2,778,750

	Detroit, Michigan, General Obligation Bonds, Series 2001A-1:
500	5.375%, 4/01/16 – NPFG Insured (4)	10/13 at 100.00	A	488,405
2,000	5.375%, 4/01/18 – NPFG Insured (4)	10/13 at 100.00	A	1,916,520

1,000	Detroit, Michigan, General Obligation Bonds, Series 2002, 5.125%, 4/01/22 – NPFG Insured (4)	4/14 at 100.00	A	864,850

	Detroit, Michigan, General Obligation Bonds, Series 2003A:
3,000	5.250%, 4/01/22 – SYNCORA GTY Insured (4)	10/13 at 100.00	Caa3	1,956,270
1,025	5.250%, 4/01/23 – SYNCORA GTY Insured (4)	10/13 at 100.00	Caa3	637,704

5,000	Detroit, Michigan, General Obligation Bonds, Series 2005A, 5.000%, 4/01/21 – AGM Insured (4)	No Opt. Call	AA–	4,573,500

2,090	Detroit, Michigan, General Obligation Bonds, Unlimited Tax Series 2008A, 5.000%, 4/01/20 – AGM Insured (4)	No Opt. Call	AA–	1,931,641

845	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Second Lien Series 2005B, 5.500%, 7/01/22 – NPFG Insured	No Opt. Call	A	846,428

9,105	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	A	8,923,082

1,765	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%, 7/01/34 – FGIC Insured	7/16 at 100.00	A	1,530,908

6,555	Detroit, Michigan, Water Supply System Second Lien Revenue Refunding Bonds, Series 2006C, 5.000%, 7/01/33 – AGM Insured	No Opt. Call	AA–	6,071,307

1,435	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A, 5.000%, 7/01/34 – NPFG Insured	10/13 at 100.00	A	1,306,568

1,775	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2005A, 4.500%, 7/01/35 – FGIC Insured	7/15 at 100.00	A	1,506,336

1,095	Doctor Charles Drew Academy, Michigan Certificates of Participation, Series 2006, 5.700%, 11/01/36	11/16 at 102.00	N/R	728,186

3,500	Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.750%, 10/01/37	10/17 at 100.00	BBB–	3,358,635

	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital Obligated Group, Series 2007A:
11,825	4.875%, 8/15/27	8/17 at 100.00	N/R	10,522,831
14,145	5.000%, 8/15/38	8/17 at 100.00	N/R	11,553,353

Nuveen Investments	215

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)

$1,000	Gaylord Hospital Finance Authority, Michigan, Revenue Bonds, Otsego Memorial Hospital, Series 2004, 6.200%, 1/01/25	1/15 at 100.00	N/R	$1,008,920

2,700	Kentwood Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Holland Home Obligated Group, Refunding Series 2012, 5.625%, 11/15/41	5/22 at 100.00	BB+	2,498,904

1,000	Merritt Academy, Michigan, Certificates of Participation, Series 2004, 7.250%, 12/01/24	12/14 at 102.00	N/R	1,003,360

1,900	Merritt Academy, Michigan, Certificates of Participation, Series 2006, 6.250%, 12/01/36	12/14 at 102.00	N/R	1,668,181

	Michigan Finace Authority, Limited Obligation Revenue Bonds, Michigan Technical Academy, Series 2011:
1,990	5.700%, 10/01/21	No Opt. Call	N/R	2,005,323
2,140	7.100%, 10/01/31	10/21 at 100.00	N/R	2,106,723
7,000	7.450%, 10/01/41	10/21 at 100.00	N/R	6,931,400

1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding Bonds, Detroit Service Learning Academy Project, Series 2011, 7.000%, 10/01/36	10/21 at 100.00	BB+	1,060,400

1,495	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 7.000%, 5/01/31	5/18 at 100.00	BBB–	1,538,415

1,170	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 8.000%, 10/01/40	10/21 at 100.00	BBB–	1,313,571

6,325	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Series 2011, 8.125%, 4/01/41	4/21 at 100.00	BB	6,800,830

400	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%, 12/01/40	12/20 at 100.00	BB	384,184

	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Series 2011:
1,500	7.750%, 7/15/26	7/21 at 100.00	BB	1,516,380
9,000	8.000%, 7/15/41	7/21 at 100.00	BB	9,015,120

4,760	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.200%, 10/01/42 – AGM Insured (Alternative Minimum Tax) (UB) (5)	7/15 at 100.00	AA	4,791,464

	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of Arts and Sciences Charter School, Series 2001A:
2,900	7.900%, 10/01/21	10/13 at 100.00	Caa2	2,580,043
10,550	8.000%, 10/01/31	10/13 at 100.00	Caa2	9,386,019

1,000	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	12/17 at 100.00	N/R	904,190

1,505	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	11/15 at 100.00	BBB	1,496,045

1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/36	9/17 at 100.00	BBB–	843,960

3,585	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, David Ellis Academy-West Charter School Project, Series 2007, 5.875%, 6/01/37	6/17 at 100.00	N/R	3,223,202

	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Dr. Joseph F. Pollack Academic Center of Excellence Project, Series 2010:
290	7.250%, 4/01/20	No Opt. Call	BB	307,278
1,140	8.000%, 4/01/30	4/20 at 100.00	BB	1,214,077
500	8.000%, 4/01/40	4/20 at 100.00	BB	529,470

216	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)

$10,275	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital, Series 2005A, 6.750%, 11/15/38	11/15 at 102.00	N/R	$10,414,329

	Michigan State Hospital Finance Authority, Revenue Bonds, Presbyterian Villages of Michigan Obligated Group, Series 2005:
2,250	5.250%, 11/15/25	5/15 at 100.00	BB+	2,121,345
11,200	5.500%, 11/15/35	5/15 at 100.00	BB+	9,949,968

14,715	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Thermal LLC Project, Series 2013, 8.500%, 12/01/30 (Alternative Minimum Tax)	12/23 at 100.00	N/R	14,159,214

570	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Ford Motor Company, Series 1992A, 6.550%, 10/01/22	10/13 at 100.00	Baa3	570,929

9,900	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	9,568,152

	Renaissance Public School Academy, Michigan, Public School Academy Revenue Bonds, Series 2012A:
990	5.500%, 5/01/27	5/22 at 100.00	BBB–	928,135
1,315	6.000%, 5/01/37	5/22 at 100.00	BBB–	1,194,599

1,500	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB+	1,338,990

	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2005:
820	5.000%, 11/01/15	No Opt. Call	BB	820,279
1,705	5.250%, 11/01/20	11/15 at 100.00	BB	1,640,227
685	6.750%, 5/01/21	No Opt. Call	BB	703,796
4,795	5.350%, 11/01/25	11/15 at 100.00	BB	4,285,100
3,685	5.500%, 11/01/30	11/15 at 100.00	BB	3,106,602
1,615	7.750%, 5/01/31	5/21 at 100.00	BB	1,673,075
6,900	5.500%, 11/01/35	11/15 at 100.00	BB	5,549,325
3,460	8.000%, 5/01/41	5/21 at 100.00	BB	3,613,278

2,295	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	11/15 at 100.00	BB	2,189,958
309,750	Total Michigan			275,829,027
	Minnesota – 1.0%

1,000	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project, Series 2008A, 7.000%, 8/01/38	8/16 at 102.00	BB	1,031,790

12,970	Bloomington Port Authority, Minnesota, Recovery Zone Facility Revenue Bonds, Radisson Blu MOA, LLC Project, Series 2010, 9.000%, 12/01/35	12/20 at 100.00	N/R	14,594,233

1,940	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	BB+	2,163,022

	Falcon Heights, Minnesota, Lease Revenue Bonds, Kaleidoscope Charter School Revenue Bonds, Series 2007A:
425	6.000%, 11/01/27	11/15 at 100.00	N/R	429,756
1,550	6.000%, 11/01/37	11/15 at 100.00	N/R	1,553,705

1,000	Faribault, Minnesota, Housing Revenue Bonds, Faribault Senior Living LLC Project, Series 2010, 7.000%, 5/01/45	5/18 at 102.00	N/R	1,008,930

2,260	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (Alternative Minimum Tax)	10/13 at 100.00	B2	2,262,486

	Minneapolis, Minnesota, Recovery Zone Facility Revenue Bonds, Mozaic Parking, LLC Project, Series 2010A:
1,000	7.750%, 1/01/33	1/21 at 100.00	N/R	983,570
1,000	8.500%, 1/01/41	1/21 at 100.00	N/R	1,021,030

600	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Series 2006, 5.200%, 2/01/22	2/14 at 100.00	N/R	594,318

Nuveen Investments	217

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)

$1,500	Oak Park Heights, Minnesota, Senior Housing Revenue Bonds, Oakgreen Commons Project, Series 2010, 7.000%, 8/01/45	8/20 at 100.00	N/R	$1,530,690

1,525	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	1,513,990

1,695	Saint Paul Housing & Redevelopment Authority , Minnesota, Charter School Lease Revenue Bonds, Hmong Education Reform Company, Series 2012A, 5.500%, 9/01/43	9/20 at 101.00	BB+	1,527,653

1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44	No Opt. Call	BB+	832,140

2,400	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Higher Ground Academy Project, Series 2009, 8.500%, 12/01/38 (Pre-refunded 6/01/14)	6/14 at 102.00	N/R (6)	2,607,216

460	Saint Paul Port Authority, Minnesota, Great Northern Project Tax Increment Revenue Bonds, Series 2, 6.000%, 3/01/30	3/16 at 100.00	N/R	444,066

	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005A:
2,700	5.750%, 5/01/25	5/15 at 100.00	BB+	2,779,299
2,800	5.875%, 5/01/30	5/15 at 100.00	BB+	2,865,296

8,300	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series 2005B, 6.000%, 5/01/30	5/15 at 100.00	N/R	8,512,895

1,000	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	885,980

1,600	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Achieve Charter School, Series 2003A, 7.000%, 12/01/32	12/13 at 100.00	N/R	1,602,528

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher Ground Academy Charter School, Series 2004A:
390	6.625%, 12/01/23 (Pre-refunded 6/01/14)	6/14 at 102.00	N/R (6)	417,596
2,120	6.875%, 12/01/33 (Pre-refunded 6/01/14)	6/14 at 102.00	N/R (6)	2,274,421

	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Hmong Academy, Series 2006A:
400	5.750%, 9/01/26	9/14 at 102.00	BB+	400,088
500	6.000%, 9/01/36	9/14 at 102.00	BB+	487,180

1,300	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2004A, 6.750%, 12/01/33	6/14 at 102.00	N/R	1,297,699

2,185	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE Community Academy Charter School, Series 2005A, 6.250%, 12/01/33	6/14 at 102.00	N/R	2,042,014

	St. Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
845	5.300%, 11/01/30	5/14 at 101.00	N/R	839,077
1,225	5.375%, 5/01/43	5/14 at 101.00	N/R	1,173,648

	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
1,500	5.250%, 2/01/27 (Alternative Minimum Tax)	2/15 at 102.00	N/R	1,338,135
800	5.500%, 2/01/42 (Alternative Minimum Tax)	2/15 at 102.00	N/R	653,536

	Wayzata, Minnesota, Senior Housing Revenue Bonds, Folkestone Senior Living Community, Series 2012A:
1,485	5.500%, 11/01/32	5/19 at 102.00	N/R	1,509,206
3,000	5.750%, 11/01/39	5/19 at 102.00	N/R	3,063,600
6,100	6.000%, 5/01/47	5/19 at 102.00	N/R	6,265,249

218	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)

	Winsted, Minnesota, Health Care Revenue Bonds, Saint Marys Care Center Project, Series 2010A:
$1,000	6.250%, 9/01/30	9/17 at 100.00	N/R	$1,009,410
3,250	6.875%, 9/01/42	9/17 at 100.00	N/R	3,321,403
74,825	Total Minnesota			76,836,855
	Mississippi – 0.0%

1,608	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)	10/19 at 101.00	N/R	1,198,735
	Missouri – 0.9%

	Belton, Missouri, Town Center Project Tax Increment Revenue Bonds, Series 2006:
250	5.500%, 3/01/20	3/16 at 100.00	N/R	251,270
600	5.625%, 3/01/25	3/16 at 100.00	N/R	561,864

	Cottleville, Missouri, Certificates of Participation, Series 2006:
200	5.125%, 8/01/26 (Pre-refunded 8/01/14)	8/14 at 100.00	N/R (6)	209,798
600	5.250%, 8/01/31 (Pre-refunded 8/01/14)	8/14 at 100.00	N/R (6)	630,138

	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
590	5.000%, 6/01/20	6/16 at 100.00	N/R	548,505
3,000	5.000%, 6/01/28	6/16 at 100.00	N/R	2,253,810

1,475	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	1,530,372

1,300	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2012A, 6.000%, 3/01/42	3/16 at 101.00	N/R	1,270,399

7,685	Hawk Ridge Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2006A, 5.000%, 2/01/30	2/17 at 100.00	N/R	4,600,702

	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A:
1,270	5.150%, 6/01/16	6/14 at 102.00	N/R	1,306,894
3,000	5.400%, 6/01/24	6/14 at 102.00	N/R	3,056,610

18,500	Lakeside 370 Levee District, Saint Charles, Missouri, Levee District Improvement Bonds, Series 2008, 7.000%, 4/01/28	4/16 at 100.00	N/R	12,840,850

1,500	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A, 5.125%, 8/15/26	8/17 at 100.00	BBB–	1,473,405

	Lees Summit Industrial Development Authority, Missouri, Special Assessment and Sales Tax Revenue Bonds, Summit Fair Community Improvement District Project, Series 2012:
1,460	5.000%, 5/01/35	5/20 at 100.00	N/R	1,301,678
2,365	6.000%, 5/01/42	5/20 at 100.00	N/R	2,108,161

2,580	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2012, 4.750%, 12/01/42	No Opt. Call	BBB	2,222,696

	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
1,295	5.250%, 6/15/25	6/15 at 103.00	N/R	1,162,392
3,400	5.350%, 6/15/32	6/15 at 103.00	N/R	2,838,830

5,365	Saint Louis Industrial Development Authority, Missouri, Multifamily Housing Revenue Bonds, Councils Towers Apartments, Series 2010B, 7.250%, 12/15/13	No Opt. Call	N/R	5,370,365

8,965	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Tax-Exempt Recovery Zone Facilities Improvement, Special Revenue Bonds, Kiel Opera House Project, Series 2010B, 7.000%, 9/01/35	9/20 at 100.00	N/R	8,792,603

Nuveen Investments	219

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)

$1,664	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 5.500%, 9/01/27	10/13 at 100.00	N/R	$1,331,749

1,989	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	10/13 at 100.00	N/R	1,695,941

2,587	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	1,771,371

1,356	Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%, 12/11/29	3/14 at 100.00	N/R	1,149,332

1,354	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	10/13 at 100.00	N/R	1,099,759

2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 6.000%, 8/21/26 (11)	No Opt. Call	N/R	1,247,523

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
500	5.100%, 11/01/19	11/14 at 100.00	N/R	501,940
1,000	5.375%, 11/01/24	11/14 at 100.00	N/R	968,350

2,000	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.375%, 11/01/23	11/14 at 100.00	N/R	1,945,340

1,500	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42	No Opt. Call	BBB–	1,291,965

1,350	Strother Interchange Transportation Development District, Missouri, Revenue Bonds, Lees Summit, Series 2006, 5.000%, 5/01/24	5/16 at 100.00	N/R	1,263,357
82,905	Total Missouri			68,597,969
	Nebraska – 0.2%

	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012:
500	5.250%, 9/01/37	No Opt. Call	A	501,690
17,000	5.000%, 9/01/42	9/22 at 100.00	A	16,333,940
17,500	Total Nebraska			16,835,630
	Nevada – 1.0%

4,250	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust 11823, 20.305%, 1/01/36 (IF)	1/20 at 100.00	A+	5,749,910

1,035	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Tender Option Bond Trust 11823, 18.262%, 1/01/18 (IF)	No Opt. Call	A+	1,170,792

1,555	Henderson Local Improvement Districts T-17, Nevada, Limited Obligation Improvement Bonds, Madeira Canyon Project, Series 2005, 5.000%, 9/01/25	3/18 at 100.00	N/R	1,498,911

5,000	Henderson Local Improvement Districts T-18, Nevada, Limited Obligation Improvement Bonds, Inspirada Series 2006, 5.300%, 9/01/35	3/14 at 100.00	N/R	3,666,650

5,000	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30	6/19 at 100.00	BBB–	5,429,150

	Las Vegas, Nevada, Local Improvement and Refunding Bonds, Special Improvement District 808 and 810 Summerlin Village 23B, Series 2007:
4,610	5.875%, 6/01/21	12/13 at 103.00	N/R	4,662,277
11,770	6.125%, 6/01/31	12/13 at 103.00	N/R	11,117,118

325	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding Bonds, Series 2013, 5.000%, 6/01/24	6/23 at 103.00	N/R	324,708

	Mesquite Special Improvement District 07-01, Nevada, Anthem at Mesquite Local Improvement Bonds, Series 2007:
495	6.000%, 8/01/27	4/15 at 102.00	N/R	464,265
2,465	6.150%, 8/01/37	4/15 at 102.00	N/R	2,153,671

220	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)

$1,900	North Las Veags, Nevada, General Obligation Bonds, Wastewater Reclamation System Series 2006, 4.500%, 10/01/36 – NPFG Insured	10/16 at 100.00	A	$1,659,460

2,375	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	6/17 at 100.00	N/R	1,293,591

	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008:
1,785	6.500%, 9/01/20	9/18 at 100.00	N/R	1,880,890
2,000	6.750%, 9/01/27	9/18 at 100.00	N/R	2,004,940

	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax Revenue Bonds Series 2008A:
6,090	6.500%, 6/15/20	6/18 at 100.00	B2	6,299,435
25,590	6.750%, 6/15/28	6/18 at 100.00	B2	25,071,035
76,245	Total Nevada			74,446,803
	New Hampshire – 0.0%

	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
320	0.000%, 1/01/20 – ACA Insured	No Opt. Call	Caa1	191,782
510	0.000%, 1/01/21 – ACA Insured	No Opt. Call	A	280,010
330	0.000%, 1/01/22 – ACA Insured	No Opt. Call	Caa1	166,977

200	New Hampshire Health and Education Facilities Authority, Revenue Bonds, The Memorial Hospital, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	BBB	196,884
1,360	Total New Hampshire			835,653
	New Jersey – 2.2%

6,422	Bayonne Medical Center Inc., Revenue Bonds, New Jersey, Bond Anticipation Notes, Series 2006, 8.050%, 12/31/49 (12)	No Opt. Call	N/R	320,478

8,255	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (Alternative Minimum Tax)	11/16 at 100.00	BB	7,409,605

1,000	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	1/18 at 100.00	N/R	928,080

	New Jersey Economic Development Authority, Charter School Revenue Bonds, Lady Liberty Academy Charter School Project, Series 2013A:
2,390	5.500%, 8/01/33	8/23 at 100.00	BB+	2,107,598
4,120	5.650%, 8/01/43	8/23 at 100.00	BB+	3,559,021
2,395	5.750%, 8/01/47	8/23 at 100.00	BB+	2,057,664

1,000	New Jersey Economic Development Authority, Economic Development Revenue Bonds, Glimcher Properties LP, Series 1998, 6.000%, 11/01/28 (Alternative Minimum Tax)	10/13 at 100.00	N/R	912,280

10,015	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991, 7.100%, 11/01/31 (Alternative Minimum Tax) (4)	11/13 at 100.00	N/R	10,014,299

20,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Refunding Series 2012, 5.750%, 9/15/27 (Mandatory put 9/15/22) (Alternative Minimum Tax)	9/22 at 100.00	B	19,514,200

795	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1998, 5.500%, 4/01/28 (Alternative Minimum Tax)	10/13 at 100.00	B	764,003

1,500	New Jersey Economic Development Authority, Student Hosuing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.875%, 6/01/42	6/20 at 100.00	Baa3	1,573,740

2,400	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey, Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	Baa1 (6)	3,173,040

Nuveen Investments	221

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)

	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Tender Option Bond Trust 3018:
$1,575	18.516%, 7/01/38 – AGC Insured (IF) (5)	1/14 at 100.00	AA–	$1,603,665
5,000	19.011%, 7/01/38 – AGC Insured (IF) (5)	7/19 at 100.00	AA–	5,531,600
1,250	19.011%, 7/01/38 – AGC Insured (IF) (5)	7/19 at 100.00	AA–	1,382,900
1,815	18.986%, 7/01/38 – AGC Insured (IF) (5)	7/19 at 100.00	AA–	2,007,699

1,365	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	7/21 at 100.00	BB+	1,421,484

23,630	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BB+	23,956,330

2,715	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38	7/18 at 100.00	BBB–	2,899,593

1,535	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Trust 11853, 21.606%, 6/01/16 (IF)	No Opt. Call	AA–	1,814,339

42,515	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A, 6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax) (UB)	6/18 at 100.00	AA–	44,449,858

2,500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (Alternative Minimum Tax)	12/22 at 100.00	A	2,481,600

34,935	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 4.750%, 6/01/34	6/17 at 100.00	B2	25,498,008
179,127	Total New Jersey			165,381,084
	New Mexico – 0.3%

990	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Valencia Retirement Apartments Project, Series 2001A, 5.450%, 6/01/34 – AMBAC Insured (Alternative Minimum Tax)	10/31 at 100.00	N/R	927,650

	Cabezon Public Improvement District, Rio Rancho, New Mexico, Special Levy Revenue Bonds, Series 2005:
1,505	6.000%, 9/01/24	9/15 at 102.00	N/R	1,537,057
1,490	6.300%, 9/01/34	9/15 at 102.00	N/R	1,492,012

3,000	Jicarilla Apache Nation, New Mexico, Revenue Bonds, Series 2002A, 5.500%, 9/01/23	No Opt. Call	N/R	2,809,920

	Mariposa East Public Improvement District, New Mexico, General Obligation Bonds, Series 2006:
1,210	5.500%, 9/01/16 (4)	No Opt. Call	N/R	1,145,386
1,655	5.750%, 9/01/21 (4)	9/16 at 100.00	N/R	1,461,100
9,050	6.000%, 9/01/32 (4)	9/16 at 100.00	N/R	7,308,237

5,245	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group, Series 2013, 5.000%, 7/01/42	7/22 at 100.00	BBB–	4,412,461

	The Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008:
1,190	7.625%, 10/01/23	10/18 at 100.00	N/R	1,197,830
3,400	7.750%, 10/01/38	10/18 at 100.00	N/R	3,402,312
28,735	Total New Mexico			25,693,965
	New York – 2.8%

	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
12,430	0.000%, 7/15/32	No Opt. Call	BBB–	4,236,393
5,470	0.000%, 7/15/35	No Opt. Call	BBB–	1,493,802
10,750	6.375%, 7/15/43	1/20 at 100.00	BBB–	11,925,298

1,125	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Medaille College, Series 2012, 5.250%, 4/01/35	1/23 at 100.00	BB+	1,036,125

222	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)

$500	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure University, Series 2006, 5.100%, 5/01/31	5/16 at 100.00	BBB–	$484,630

	New York City Industrial Development Agency, New York, American Airlines-JFK International Airport Special Facility Revenue Bonds, Series 2005:
9,960	7.625%, 8/01/25 (Alternative Minimum Tax)	8/16 at 101.00	N/R	10,943,948
12,600	8.000%, 8/01/28 (Alternative Minimum Tax)	8/16 at 101.00	N/R	13,976,172
14,800	7.750%, 8/01/31 (Alternative Minimum Tax)	8/16 at 101.00	N/R	16,268,900

	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,425	5.625%, 10/01/17 (13)	No Opt. Call	N/R	1,018,355
12,570	5.750%, 10/01/27 (14)	10/17 at 100.00	N/R	5,278,646
28,560	5.750%, 10/01/37 (14)	10/17 at 100.00	N/R	11,993,486
61,500	5.875%, 10/01/46 (15)	10/17 at 102.00	N/R	25,826,310

	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
1,000	5.000%, 1/01/26 – AMBAC Insured	1/17 at 100.00	Ba1	982,280
9,130	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	Ba1	8,453,376
10,090	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	Ba1	8,985,549
1,190	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	Ba1	987,533
8,500	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	Ba1	7,285,945

4,275	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	AA–	5,002,178

	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, American Airlines Inc., Series 1990:
200	5.400%, 7/01/19 (Alternative Minimum Tax) (4)	8/13 at 100.00	N/R	219,994
430	5.400%, 7/01/20 (Alternative Minimum Tax) (4)	8/13 at 100.00	N/R	472,987

27,805	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)	12/13 at 100.00	BB	26,224,008

8,500	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)	8/14 at 100.00	N/R	9,116,505

	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue Airways Corporation Project, Series 2006:
1,865	5.000%, 5/15/20 (Alternative Minimum Tax)	10/13 at 100.00	B–	1,861,680
5,370	5.125%, 5/15/30 (Alternative Minimum Tax)	10/13 at 100.00	B–	5,016,654

375	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 3484, 18.005%, 6/15/15 (IF)	No Opt. Call	AA+	422,625

3,750	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Tender Option Bonds Trust 1190, 18.220%, 12/15/41 (WI/DD, Settling 8/01/13) (IF) (5)	12/21 at 100.00	AA–	4,047,300

	New York Liberty Development Corporation, Second Priority Liberty Revenue Refunding Bonds, Bank of America Tower at One Bryant Park Project, Tender Option Bond Trust PT4704:
1,000	18.375%, 1/15/44 (IF) (5)	1/20 at 100.00	AA+	1,136,360
1,875	18.375%, 1/15/44 (IF) (5)	1/20 at 100.00	AA+	2,130,675

1,665	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2009, 13.886%, 11/01/35 (Alternative Minimum Tax) (IF)	5/18 at 100.00	AA–	1,821,244

16,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Second Series 2009, Trust 2977, 5.250%, 11/01/35 (Alternative Minimum Tax) (UB)	5/18 at 100.00	AA–	16,500,000

1,000	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds, Series 2007A, 5.000%, 12/01/23	6/17 at 100.00	BB	1,011,220

Nuveen Investments	223

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)

$100	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	1/14 at 100.00	N/R	$95,057

	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,000	5.000%, 6/01/26	6/16 at 100.00	BB–	867,540
3,230	5.000%, 6/01/34	6/16 at 100.00	B+	2,457,449

1,000	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital, Series 2001A, 7.125%, 7/01/31	1/14 at 100.00	B+	1,000,740
282,040	Total New York			210,580,964
	North Carolina – 0.4%

1,500	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/38	10/17 at 100.00	N/R	1,328,160

	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008:
750	6.750%, 8/01/24	8/18 at 100.00	N/R	707,835
3,470	7.250%, 8/01/34	8/18 at 100.00	N/R	3,087,120

3,410	Charlotte, North Carolina, Special Facility Refunding Revenue Bonds, Charlotte/Douglas International Airport, US Airways, Inc. Project, Series 1998, 5.600%, 7/01/27 (Alternative Minimum Tax)	10/13 at 100.00	N/R	3,310,462

1,565	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Tender Option Bond Trust 11963, 19.013%, 1/15/19 (IF)	No Opt. Call	AA–	1,751,172

	Durham Housing Authority, North Carolina, Multifamily Housing Revenue Bonds, JFK Towers Project, Series 2012A:
1,900	5.000%, 12/01/35	No Opt. Call	A–	1,864,774
2,570	5.000%, 12/01/47	No Opt. Call	A–	2,423,767

5,250	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds, Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29	7/16 at 100.00	N/R	5,151,405

1,000	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 6.125%, 6/01/35	6/18 at 100.00	BBB	1,041,600

3,250	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest Baptist Obligated Group, Tender Option Bond Trust 4278, 14.059%, 12/01/20 (IF) (5)	No Opt. Call	AA–	513,890

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian Homes, Series 2006:
2,800	5.400%, 10/01/27	10/16 at 100.00	N/R	2,802,996
1,655	5.600%, 10/01/36	10/16 at 100.00	N/R	1,644,243

2,790	North Carolina Medical Care Commission, Healthcare Revenue Bonds, Novant Health Inc., Tender Option Bond Trust 1066, 17.409%, 11/01/34 (IF) (5)	11/16 at 100.00	A+	2,887,204
31,910	Total North Carolina			28,514,628
	Ohio – 3.3%

2,500	Allen County, Ohio, Hospital Facilities Revenue Bond, Tender Option Bond Trust 3352, 17.999%, 5/01/35 (WI/DD, Settling 8/01/13) (IF) (5)	5/22 at 100.00	AA–	2,304,900

1,140	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006, 5.000%, 12/01/35	12/16 at 102.00	N/R	990,557

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
69,465	5.875%, 6/01/30	6/17 at 100.00	B	55,496,283
56,150	5.750%, 6/01/34	6/17 at 100.00	B	42,738,573
16,080	6.000%, 6/01/42	6/17 at 100.00	BB+	12,447,367
23,285	6.500%, 6/01/47	6/17 at 100.00	B	19,040,610

224	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)

$14,970	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	B	$11,998,006

2,650	County of Greene, Ohio, Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	12/19 at 100.00	N/R	2,773,676

	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
800	5.000%, 12/01/22	12/16 at 100.00	N/R	802,992
1,000	5.000%, 12/01/32	12/16 at 100.00	N/R	863,790

3,570	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	BB–	3,709,444

2,600	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Tender Option Bonds Trust 1126, 13.457%, 8/01/47 (IF) (5)	8/19 at 100.00	A2	283,218

2,500	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	2,612,800

1,745	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 3260, 19.980%, 5/01/29 (IF)	5/19 at 100.00	AA–	2,326,085

9,420	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/44	2/23 at 100.00	BB+	8,107,888

17,820	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation, Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)	2/22 at 100.00	B–	15,412,874

	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Tender Option Bond Trust 1092:
1,235	17.345%, 1/15/41 (IF) (5)	1/22 at 100.00	A2	1,059,828
2,250	17.345%, 1/15/41 (IF) (5)	1/22 at 100.00	A2	1,930,860

7,470	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1998, 5.650%, 3/01/33 (Alternative Minimum Tax)	10/13 at 100.00	B–	7,187,335

7,192	Ohio State, Solid Waste Disposal Revenue Bonds, USG Corporation Project, Series 1999, 6.050%, 8/01/34 (Alternative Minimum Tax)	10/13 at 100.00	B–	7,191,425

890	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 1999, 5.950%, 9/01/29 (Alternative Minimum Tax)	10/13 at 100.00	Baa3	891,691

1,785	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2000, 6.150%, 6/01/30 (Alternative Minimum Tax)	10/13 at 100.00	Baa3	1,788,534

	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, APEX Environmental LLC, Series 2004A:
3,240	7.125%, 8/01/25 (Alternative Minimum Tax)	8/14 at 102.00	N/R	2,296,156
11,000	7.250%, 8/01/34 (Alternative Minimum Tax)	8/16 at 100.00	N/R	7,667,220

7,300	Port Authority of Columbiana County, Ohio, Solid Waste Facility Revenue Bonds, Liberty Waste Transportation LLC, Series 2004A, 7.000%, 8/01/21 (Alternative Minimum Tax)	8/16 at 100.00	N/R	4,637,836

500	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25	10/16 at 100.00	A+	511,715

	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,240	5.750%, 12/01/32	12/22 at 100.00	N/R	2,272,099
7,500	6.000%, 12/01/42	12/22 at 100.00	N/R	7,633,275

11,300	State of Ohio, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1997 Remarketed, 5.600%, 8/01/32 (Alternative Minimum Tax)	10/13 at 100.00	B–	10,816,360

Nuveen Investments	225

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)

$1,805	Summit County Port Authority, Ohio, Development Revenue Bonds, Garfield Heights Inc. Project, Series 2004A, 5.250%, 5/15/23	5/14 at 102.00	BBB+	$1,743,883

505	Toledo-Lucas County Port Authority, Ohio, Special Assessment Revenue Bonds, Crocker Park Public Improvement Project, Series 2003, 5.375%, 12/01/35	12/13 at 102.00	BB	506,768

	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A:
11,750	6.100%, 7/01/17 (Alternative Minimum Tax) (4)	No Opt. Call	N/R	1,639,595
18,400	6.350%, 7/01/27 (Alternative Minimum Tax) (4)	7/17 at 102.00	N/R	2,567,720

5,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007B, 7.250%, 7/01/27 (4)	7/17 at 102.00	N/R	50
327,057	Total Ohio			244,251,413
	Oklahoma – 1.5%

8,200	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26	8/21 at 100.00	N/R	8,916,188

3,460	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006, 7.000%, 1/01/35	1/16 at 101.00	N/R	3,467,508

	Sayre Memorial Hospital Authority, Oklahoma, Hospital and Sales Tax Revenue Bonds, Series 2007:
2,110	6.000%, 7/01/27	7/17 at 100.00	N/R	1,369,517
3,540	6.000%, 7/01/37	7/17 at 100.00	N/R	2,211,580

	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Series 2010A:
7,510	7.250%, 11/01/40	5/20 at 100.00	N/R	7,894,212
10,760	7.250%, 11/01/45	5/20 at 100.00	N/R	11,280,461

46,977	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995, 6.250%, 6/01/20	12/13 at 100.00	N/R	46,977,000

10,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2000B, 5.500%, 6/01/35 (Alternative Minimum Tax)	6/23 at 100.00	N/R	9,112,100

14,555	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)	No Opt. Call	N/R	15,556,093

	Weatherford Hospital Authority, Oklahoma, Sales Tax Revenue Bonds, Series 2006:
2,085	6.000%, 5/01/25	5/16 at 103.00	N/R	2,085,771
3,640	6.000%, 5/01/31	5/16 at 103.00	N/R	3,493,890
112,837	Total Oklahoma			112,364,320
	Oregon – 0.4%

3,000	Cow Creek Band of the Umpqua Tribe of Indians, Oregon, Revenue Bonds, Series 2006C, 5.625%, 10/01/26	10/16 at 100.00	N/R	2,724,120

	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Refunding Bonds, Cascade Healthcare Community, Inc., Series 2008:
900	8.000%, 1/01/28	1/19 at 100.00	A2	1,066,743
2,670	8.250%, 1/01/38	1/19 at 100.00	A2	3,173,936

	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, Oregon Coast Aquarium Project, Series 2005A:
500	4.850%, 10/01/20	10/13 at 100.00	N/R	431,390
130	5.000%, 10/01/21	10/13 at 100.00	N/R	110,085
735	5.350%, 10/01/31	10/13 at 100.00	N/R	531,126

1,600	Oregon State Facilities Authority, Revenue Bonds, Concordia University Project, Series 2010A, 6.375%, 9/01/40	9/20 at 100.00	BB+	1,646,064

4,340	Oregon State Facilities Authority, Revenue Refunding Bonds, College Housing Northwest Projects, Series 2013, 5.000%, 10/01/31	10/23 at 100.00	BBB–	4,021,835

226	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)

$8,270	Oregon State Solid Waste Disposal Facilities Economic Development Revenue Bonds, USG Corporation Project, Series 192 of 1999, 6.400%, 12/01/29 (Alternative Minimum Tax)	10/13 at 100.00	B–	$8,271,737

2,480	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	No Opt. Call	N/R	2,465,343

1,600	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Capital Manor, Inc., Refunding Series 2012, 6.000%, 5/15/42	5/22 at 100.00	N/R	1,571,856

850	Western Generation Agency, Oregon, Cogeneration Project Revenue Bonds, Series 2006C, 5.000%, 1/01/21	No Opt. Call	N/R	830,926
27,075	Total Oregon			26,845,161
	Pennsylvania – 2.8%

3,825	Allegheny County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.875%, 5/01/30	11/19 at 100.00	BB–	4,064,292

7,500	Allegheny County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27	12/21 at 100.00	BB–	7,746,750

5,000	Allegheny County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)	No Opt. Call	BB–	4,196,300

385	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Waynesburg College, Refunding Series 2006, 4.800%, 5/01/36 – RAAI Insured	5/16 at 100.00	BBB+	367,036

	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011:
500	6.750%, 11/01/31	11/21 at 100.00	BBB–	523,895
2,500	7.000%, 11/01/40	11/21 at 100.00	BBB–	2,640,525

1,900	Allegheny County Higher Education Building Authority, Pennsylvania, University Revenue Bonds, Robert Morris University, Series 2008A, 6.000%, 10/15/38	10/18 at 100.00	Baa3	1,922,990

1,505	Allegheny County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 6.000%, 7/15/38	7/23 at 100.00	BB+	1,297,039

4,785	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series 2005, 6.000%, 11/15/16	No Opt. Call	N/R	5,084,732

8,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/42	5/22 at 100.00	Baa2	7,452,160

4,915	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)	11/17 at 101.00	N/R	4,377,889

2,500	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital and Medical Center Project, Tender Option Bond Trust 4727, 16.020%, 11/01/41 (IF) (5)	5/22 at 100.00	AA	1,455,200

	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds, School Lane Charter School, Series 2007A:
1,295	4.875%, 3/15/27	3/17 at 100.00	BBB	1,246,865
1,000	5.000%, 3/15/37	3/17 at 100.00	BBB	914,530

	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Immaculata University, Series 2005:
1,355	5.125%, 10/15/15	No Opt. Call	N/R	1,381,124
4,925	5.500%, 10/15/25	10/15 at 102.00	N/R	4,935,540
12,180	5.750%, 10/15/37	10/15 at 102.00	N/R	11,657,843

5,000	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2012A, 5.375%, 10/15/42	10/22 at 100.00	BBB–	4,337,700

Nuveen Investments	227

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)

	Chester County Industrial Development Authority, Pennsylvania, Student Housing Revenue Bonds, University Student Housing, LLC Project at West Chester University Series 2013A:
$1,100	5.000%, 8/01/35	8/23 at 100.00	Baa3	$1,025,002
1,075	5.000%, 8/01/45	8/23 at 100.00	Baa3	981,271

	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton County Medical Center Project, Series 2006:
7,475	5.875%, 7/01/31	7/16 at 100.00	N/R	7,425,516
4,455	5.900%, 7/01/40	7/16 at 100.00	N/R	4,301,169

2,500	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/19 – AGM Insured	7/14 at 100.00	AA–	2,515,575

	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc. , Series 2012:
1,000	5.000%, 4/01/27	4/22 at 100.00	BB+	949,560
1,125	5.000%, 4/01/33	4/22 at 100.00	BB+	1,012,826

4,125	Latrobe Industrial Development Authority, Pennsylvania, College Revenue Bonds, Saint Vincent College Project, Series 2013, 5.000%, 5/01/43	5/23 at 100.00	Baa1	3,699,671

500	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds, Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26	12/14 at 100.00	N/R	500,270

1,450	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 19.379%, 8/01/38 (IF) (5)	8/20 at 100.00	AA	1,751,832

	Montgomery County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, Whitemarsh Continuing Care, Series 2005:
750	6.000%, 2/01/21	2/15 at 100.00	N/R	751,380
10,500	6.250%, 2/01/35	2/15 at 100.00	N/R	10,305,435

1,190	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23	10/13 at 100.00	N/R	1,010,167

1,000	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc., Series 2012, 5.000%, 7/01/36	No Opt. Call	BBB–	923,030

965	Northumberland County Industrial Development Authority, Pennsylvania, Facility Revenue Bonds, NHS Youth Services Inc., Series 2002, 7.500%, 2/15/29	2/15 at 100.00	N/R	667,577

49,050	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)	12/13 at 100.00	B–	49,044,605

1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds, Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32	1/20 at 100.00	BBB	1,047,730

2,100	Pennsylvania Economic Development Financing Authority, Special Facilities Revenue Bonds, US Airways Group Inc. Project, Series 2010B, 8.000%, 5/01/29	5/20 at 100.00	CCC+	2,360,967

	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Tender Option Bond Trust 3252:
1,205	21.759%, 2/15/19 (IF)	No Opt. Call	AA–	1,506,503
750	21.252%, 2/15/19 (IF)	No Opt. Call	AA–	913,073

1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, PresbyHomes Germantown-Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa3	920,310

228	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)

$5,580	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership Learning Partners, Series 2005A, 5.375%, 7/01/36	1/15 at 100.00	N/R	$3,448,998

	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
440	5.800%, 5/01/16	No Opt. Call	BBB–	459,061
1,380	6.050%, 5/01/23	5/16 at 100.00	BBB–	1,414,003
985	6.250%, 5/01/33	5/16 at 100.00	BBB–	999,381

1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Russell Byers Charter School, Series 2007A, 5.250%, 5/01/37	5/17 at 100.00	BBB–	878,110

	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A:
1,000	5.625%, 7/01/36	No Opt. Call	BB+	907,430
26,355	5.625%, 7/01/42	7/22 at 100.00	BB+	23,332,609

500	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and Warne Clinic, Series 1998, 5.625%, 7/01/24	1/14 at 100.00	N/R	490,890

90	Scranton Parking Authority, Pennsylvania , Guaranteed Revenue Bonds, Series 2007, 5.000%, 6/01/22 – RAAI Insured	6/17 at 100.00	N/R	80,803

550	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004, 5.000%, 9/15/33 – FGIC Insured	9/13 at 100.00	A	473,820

5,405	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	5,268,902

7,215	Scranton, Pennsylvania, General Obligation Bonds, Series 2012C, 7.250%, 9/01/22	No Opt. Call	N/R	6,662,042

1,250	Scranton, Pennsylvania, General Obligation Bonds, Series 2013A, 7.250%, 9/01/23	No Opt. Call	N/R	1,147,425

1,355	Scranton, Pennsylvania, General Obligation Notes, Series 2012B, 8.500%, 9/01/22	No Opt. Call	N/R	1,320,881

465	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding and Improvement Series 2011, 6.875%, 8/01/31	8/21 at 100.00	BBB+	526,659
216,955	Total Pennsylvania			206,626,893
	Puerto Rico – 0.5%

500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 2011A, 6.000%, 7/01/33	7/21 at 100.00	A–	518,765

	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
15,870	0.000%, 7/01/34 – AMBAC Insured	No Opt. Call	BBB+	3,339,842
975	0.000%, 7/01/43 – AMBAC Insured	No Opt. Call	BBB+	95,414
4,635	0.000%, 7/01/44 – AMBAC Insured	No Opt. Call	BBB+	418,216

14,885	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1993A, 6.300%, 6/01/23 (Alternative Minimum Tax) (4)	12/13 at 100.00	N/R	16,782,838

4,780	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax) (4)	12/13 at 100.00	N/R	5,389,450

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Tender Option Bond Trust 1081:
1,750	21.442%, 8/01/57 (IF) (5)	No Opt. Call	AA–	1,816,010
2,000	21.442%, 8/01/57 (IF) (5)	No Opt. Call	AA–	2,075,440
1,250	21.442%, 8/01/57 (IF) (5)	No Opt. Call	AA–	1,297,150
2,000	21.442%, 8/01/57 (IF) (5)	No Opt. Call	AA–	2,075,440

30	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	10/13 at 100.00	BBB	29,734
48,675	Total Puerto Rico			33,838,299

Nuveen Investments	229

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Rhode Island – 0.3%

$6,850	Rhode Island Health & Educational Building Corporation, Health Facilities Revenue Bonds, Tockwotton Home, Series 2011, 8.375%, 1/01/46	1/21 at 100.00	N/R	$7,733,239

8,020	Rhode Island Health & Educational Building Corporation, Public Schools Financing Program Revenue Bonds, Pooled Series 2009E, 6.000%, 5/15/29 – AGC Insured	5/19 at 100.00	A3	8,455,165

2,290	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Tender Option Bond Trust 3185, 19.327%, 10/01/42 (IF)	10/13 at 100.00	AA+	2,351,761

2,450	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Tender Option Bond Trust 3189, 18.348%, 10/01/26 (IF)	10/16 at 100.00	AA+	2,534,770

1,550	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%, 12/01/28 (Alternative Minimum Tax)	12/17 at 100.00	A	1,657,167

1,850	Tiverton, Rhode Island, Special Obligation Tax Increment Bonds, Village at Mount Hope Bay, Series 2002A, 6.875%, 5/01/22	11/13 at 101.00	N/R	1,856,753
23,010	Total Rhode Island			24,588,855
	South Carolina – 0.6%

816	Connector 2000 Association Inc., South Carolina, Senior Lien Toll Road Revenue Bonds, Series 2011A, 0.000%, 1/01/16	No Opt. Call	N/R	611,743

5,229	Lancaster County, South Carolina, Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39 (4)	11/17 at 100.00	N/R	2,594,891

14,058	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/17 (4)	No Opt. Call	N/R	6,972,065

3,895	Lancaster County, South Carolina, Special Assessment Revenue Bonds, Sun City Carolina Lakes Improvement District, Series 2006, 5.450%, 12/01/37	12/15 at 100.00	N/R	3,458,799

2,510	Lancaster County, South Carolina, Special Source Revenue Bonds, Bailes Ridge Project, Series 2006, 5.750%, 5/01/20	5/16 at 101.00	N/R	2,491,777

	Myrtle Beach, South Carolina, Tax Increment Bonds, Air Force Base Redevelopment Project, Series 2006:
2,670	5.250%, 10/01/26	11/16 at 100.00	N/R	2,334,541
4,465	5.300%, 10/01/35	11/16 at 100.00	N/R	3,577,894

	South Carolina JOBS Economic Development Authority, First Mortgage Revenue Bonds, Lutheran Homes, Series 2007:
1,100	5.500%, 5/01/28	5/17 at 100.00	N/R	1,106,182
1,000	5.625%, 5/01/42	5/17 at 100.00	N/R	949,470

70	South Carolina JOBS Economic Development Authority, Hospital Facilities Revenue Bonds, Palmetto Health Alliance, Series 2003A, 6.125%, 8/01/23	9/13 at 100.00	BBB+	70,290

15,700	South Carolina JOBS Economic Development Authority, Solid Waste Recycling Facilites Revenue Bonds, Viva Recycling of South Carolina, LLC Project, Series 2012, 8.125%, 1/01/28 (Alternative Minimum Tax)	1/22 at 100.00	N/R	14,638,837

3,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding & Improvement Series 2009, 5.750%, 8/01/39	8/19 at 100.00	BBB+	3,114,600

3,000	York County, South Carolina, Celanese, Series 1994, 5.700%, 1/01/24 (Alternative Minimum Tax)	10/13 at 100.00	BB–	2,928,600
57,513	Total South Carolina			44,849,689
	South Dakota – 0.1%

	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Tender Option Bond Trust 1018:
1,250	19.166%, 11/01/40 (IF) (5)	11/19 at 100.00	A+	1,372,950
250	19.166%, 11/01/40 (IF) (5)	11/19 at 100.00	A+	274,590
2,905	19.158%, 11/01/40 (IF) (5)	11/19 at 100.00	A+	3,190,591
4,405	Total South Dakota			4,838,131

230	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee – 1.2%

	Chattanooga Health, Educational, and Housing Facility Board, Tennessee, Revenue Refunding Bonds, CDFI Phase I, LLC Project, Series 2005A:
$5,065	6.000%, 10/01/35	10/15 at 100.00	BB+	$5,071,635
2,000	5.125%, 10/01/35	10/15 at 100.00	BBB–	1,894,640

4,265	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	4,245,040

	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007:
1,500	5.500%, 11/01/37 (4)	11/17 at 100.00	N/R	3,735
19,500	5.500%, 11/01/46 (4)	11/17 at 100.00	N/R	48,555

70,300	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	73,446,628

12,240	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place, Series 2007A, 6.300%, 7/01/37	7/17 at 100.00	N/R	7,084,267
114,870	Total Tennessee			91,794,500
	Texas – 8.8%

225	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2010A, 7.000%, 8/15/28	8/20 at 100.00	BB	230,375

1,500	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier Series 2006A, 5.250%, 1/01/19 – SYNCORA GTY Insured	1/17 at 100.00	BB+	1,572,705

26,850	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier Series 2006B, 5.750%, 1/01/34	1/17 at 100.00	Ba2	27,104,807

7,705	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Third Tier Series 2001C, 9.750%, 1/01/26	1/14 at 100.00	N/R	7,780,124

8,395	Austin, Texas, Estancia Hill Country, Public Improvement District, Special Assessment Revenue Bonds, Series 2013, 6.000%, 11/01/28	11/23 at 100.00	N/R	8,394,077

	Beasley Higher Education Finance Corporation, Texas, Education Revenue Bonds, FOCUS Learning Academy Charter School, Series 2011:
1,565	7.500%, 8/15/31	8/21 at 100.00	BB+	1,675,865
3,525	7.750%, 8/15/41	8/21 at 100.00	BB+	3,805,379

9,545	Bexar County Housing Finance Corporation, Texas, Multifamily Houisng Revenue Bonds, Doral Club & Sutton House Apartments Project, Series 2001A, 5.550%, 10/01/36 – NPFG Insured	10/13 at 100.00	Baa1	9,559,031

1,330	Bexar County Housing Finance Corporation, Texas, Multifamily Houisng Revenue Bonds, Dymaxion & Marbach Park Apartments, Series 2000A, 6.100%, 8/01/30 – NPFG Insured	10/13 at 100.00	Baa1	1,342,901

	Bexar County Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Honey Creek Apartments Project, Series 2000A:
250	6.125%, 4/01/20 – NPFG Insured	9/13 at 100.00	Baa1	249,908
1,885	6.200%, 4/01/30 – NPFG Insured	9/13 at 100.00	Baa1	1,792,824

6,080	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003B, 6.300%, 7/01/32 (Alternative Minimum Tax)	7/14 at 100.00	CC	394,957

3,400	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 5/01/14)	10/14 at 100.00	CC	441,864

31,260	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company Project, Series 1999A, 7.700%, 4/01/33 (Alternative Minimum Tax)	4/14 at 100.00	CC	2,030,650

Nuveen Investments	231

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

$12,725	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)	10/13 at 101.00	CC	$826,616

8,350	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)	4/14 at 100.00	C	542,416

55,305	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax)	7/18 at 100.00	CCC	4,283,925

4,500	Brazos, Texas, River Authority, Electrical Utilities, Series 1975, 8.250%, 10/01/30 (Alternative Minimum Tax)	7/18 at 100.00	CCC	348,570

6,410	Cameron Education Finance Corporation, Texas, Charter School Revenue Bonds, Faith Family Academy Charter School, Series 2006A, 5.250%, 8/15/36 – ACA Insured	8/16 at 100.00	BBB–	5,632,659

	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010:
2,225	0.000%, 1/01/28	No Opt. Call	Baa2	985,408
4,000	0.000%, 1/01/29	No Opt. Call	Baa2	1,661,720

23,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.750%, 1/01/41	1/21 at 100.00	Baa3	24,963,280

4,335	Central Texas Regional Mobility Authority, Revenue Bonds, Subordinate Lien Refunding Series 2013, 5.000%, 1/01/42	1/23 at 100.00	Baa3	3,972,767

	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Tejano Center for Community Concerns, Inc.-Raul Yzaguirre School for Success, Refunding Series 2009A:
90	7.750%, 2/15/18	No Opt. Call	BBB–	95,863
7,500	9.000%, 2/15/38	2/18 at 100.00	BBB–	8,291,475

15,990	Dallas-Fort. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 2000-A2, 9.000%, 5/01/29 (Mandatory put 5/01/15) (Alternative Minimum Tax)	No Opt. Call	N/R	18,068,380

16,525	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1995, 6.000%, 11/01/14	10/13 at 100.00	N/R	18,012,250

50,715	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax) (4)	11/13 at 100.00	N/R	54,265,050

52,460	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 2000A-3, 9.125%, 5/01/29 (Alternative Minimum Tax) (4)	5/15 at 101.00	N/R	59,278,751

13,150	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds, American Airlines Inc., Series 2007, 5.500%, 11/01/30 (Alternative Minimum Tax) (4)	10/13 at 100.00	N/R	14,300,625

2,430	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008A, 6.500%, 8/15/38	2/18 at 100.00	BB+	2,354,135

5,050	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H. Wood Jr. Public Charter District, Inspire Academies, Series 2013A, 6.500%, 8/15/43	8/23 at 100.00	BBB–	5,053,485

4,760	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A, 7.125%, 9/01/34	9/14 at 100.00	N/R	4,920,555

	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
1,000	6.625%, 9/01/31	9/23 at 100.00	N/R	1,052,120
6,285	6.375%, 9/01/42	9/23 at 100.00	N/R	6,339,240

13,220	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa3	11,707,632

232	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

$15,075	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa3	$13,123,692

2,530	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)	10/13 at 100.00	BB+	2,532,151

	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvements Series 2009-2A:
890	8.625%, 9/01/29	9/19 at 100.00	N/R	916,175
8,665	9.000%, 9/01/38	9/19 at 100.00	N/R	8,895,229

3,963	Harris County, Texas, Lease Purchase Agreement Bonds, Murworth Project II Series 2000, 6.750%, 5/01/20	10/13 at 100.00	N/R	3,914,786

43,160	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 – NPFG Insured	11/13 at 100.00	A	41,552,290

125	Harris County-Houston Sports Authority, Texas, Junior Lien Special Revenue Bonds, Series 1998B, 0.000%, 11/15/22 – NPFG Insured	No Opt. Call	A	74,430

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
1,875	0.000%, 11/15/23 – NPFG Insured	No Opt. Call	A	1,055,850
16,030	0.000%, 11/15/25 – NPFG Insured	No Opt. Call	A	7,930,041
4,920	0.000%, 11/15/26 – NPFG Insured	No Opt. Call	A	2,298,427
5,000	0.000%, 11/15/27 – NPFG Insured	No Opt. Call	A	2,175,400
12,075	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	A	4,883,251
10,525	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	A	3,948,770
2,785	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	A	970,740
5,000	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	A	1,622,350
1,375	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	A	415,608
180	0.000%, 11/15/33 – NPFG Insured	11/31 at 88.44	A	50,735
2,075	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	A	546,078
35	0.000%, 11/15/35 – NPFG Insured	11/31 at 78.18	A	8,577
4,160	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	A	948,480
1,525	0.000%, 11/15/37 – NPFG Insured	11/31 at 69.08	A	324,017
1,930	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	A	415,240
1,130	0.000%, 11/15/39 – NPFG Insured	11/31 at 60.98	A	209,728
9,445	0.000%, 11/15/40 – NPFG Insured	11/31 at 57.27	A	1,644,280
5,460	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	A	891,509

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G:
95	5.250%, 11/15/22 – NPFG Insured	10/13 at 100.00	A	93,900
4,465	5.250%, 11/15/30 – NPFG Insured	10/13 at 100.00	A	4,385,523
1,705	5.375%, 11/15/41 – NPFG Insured	10/13 at 100.00	A	1,641,574
300	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	A	52,257

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
100	0.000%, 11/15/31 – NPFG Insured	11/24 at 66.52	A	32,447
605	0.000%, 11/15/32 – NPFG Insured	11/24 at 62.70	A	182,867
1,220	0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	A	343,869
215	0.000%, 11/15/34 – NPFG Insured	11/24 at 55.69	A	56,582
555	0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	A	136,003
17,675	0.000%, 11/15/39 – NPFG Insured	11/24 at 41.26	A	3,280,480

	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series 2001A:
30	5.250%, 11/15/30 – NPFG Insured	10/13 at 100.00	A	29,028
180	0.000%, 11/15/34 – NPFG Insured	11/30 at 78.27	A	49,937
36,660	0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	A	7,712,897
750	0.000%, 11/15/40 – NPFG Insured	11/30 at 54.04	A	127,163

3,685	Health Facilities Development District of Central Texas, Revenue Bonds, Lutheran Social Services of the South Inc., Series 2004A, 6.875%, 2/15/32	2/14 at 100.00	N/R	3,689,938

Nuveen Investments	233

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

$8,590	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	8/16 at 100.00	N/R	$7,569,938

6,445	Hidalgo Willacy Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Heritage Square Apartments Project, Series 2003A, 7.000%, 1/01/39	1/14 at 102.00	N/R	6,399,047

2,540	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Airport Improvement Project, Series 1997C, 6.125%, 7/15/27 (Alternative Minimum Tax)	10/13 at 100.00	B	2,515,286

7,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Refunding Series 2011, 6.625%, 7/15/38 (Alternative Minimum Tax)	7/21 at 100.00	B	7,171,080

2,970	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc. – Terminal Improvement Project, Series 1997B, 6.125%, 7/15/27 (Alternative Minimum Tax)	10/13 at 100.00	B	2,941,102

11,320	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012, 8.250%, 7/01/32	7/22 at 100.00	N/R	11,737,255

4,580	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007A, 5.450%, 8/15/36	2/14 at 100.00	N/R	3,702,335

4,500	La Vernia Higher Education Finance Corporation, Texas, Education Revenue Bonds, Cosmos Foundation Inc., Series 2008A, 7.125%, 2/15/38	2/17 at 100.00	BBB	4,882,770

1,500	Newark Cultural Education Facilities Finance Corporation, Texas, Lease Revenue Bonds, A.W. Brown-Fellowship Leadership Academy, Series 2012A, 6.000%, 8/15/42	2/15 at 103.00	BBB–	1,450,965

11,090	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Tender Option Bond Trust 1015F, 20.496%, 1/01/38 (IF) (5)	1/18 at 100.00	A3	14,951,649

18,240	Port Corpus Christi Authority, Nueces County, Texas, Pollution Control Revenue Bonds, Celanese Project, Refunding Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	5/14 at 100.00	BB–	18,412,915

5,900	Red River Authority, Texas, Pollution Control Revenue Bonds, Hoechst Celanese Corporation Project, Series 2002B, 6.700%, 11/01/30 (Alternative Minimum Tax)	5/14 at 100.00	BB–	5,955,932

9,375	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 7.250%, 12/15/47	12/21 at 100.00	N/R	9,131,344

4,500	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crestview Project, Series 2011A, 8.000%, 11/15/46	11/21 at 100.00	N/R	4,833,585

5,945	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series 2001C, 5.200%, 5/01/28	11/15 at 100.00	CCC	341,600

1,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003A, 5.800%, 7/01/22	7/14 at 100.00	CC	62,460

2,900	San Antonio Convention Center Hotel Finance Corporation, Texas, Contract Revenue Empowerment Zone Bonds, Series 2005A, 5.000%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)	7/15 at 100.00	BBB	2,576,418

2,075	Tarrant County Cultural and Educational Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, C.C. Young Memorial Home Project, Series 2009A, 8.000%, 2/15/38	2/20 at 100.00	N/R	2,234,007

1,350	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Charter School Revenue Bonds, Trinity Basin Preparatory Project, Series 2009A, 7.750%, 6/01/39	12/19 at 100.00	BB+	1,444,487

234	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)

	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Refunding Bonds, Methodist Hospital Dallas, Tender Option Bond Trust 3350:
$4,490	18.143%, 4/01/37 (IF) (5)	10/23 at 100.00	AA–	$4,213,416
385	17.991%, 4/01/37 (IF)	10/23 at 100.00	AA–	361,527

11,685	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A–	13,307,579

100	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/22	No Opt. Call	A–	109,488

	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
9,500	5.000%, 12/15/30	No Opt. Call	A3	9,147,645
3,515	5.000%, 12/15/31	No Opt. Call	A3	3,360,129
30,890	5.000%, 12/15/32	No Opt. Call	A3	29,306,888

	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
8,550	7.500%, 6/30/32	6/20 at 100.00	Baa3	10,126,620
2,715	7.500%, 6/30/33	6/20 at 100.00	Baa3	3,206,768
10,400	7.000%, 6/30/40	6/20 at 100.00	Baa3	11,844,040

1,900	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009, 6.875%, 12/31/39	12/19 at 100.00	Baa2	2,134,365

3,515	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	12/14 at 100.00	BB+	3,530,466

850	Texas Public Finance Authority Charter School Finance Corporation, Education Revenue Bonds, Uplift Education, Series 2007A, 5.875%, 12/01/36	12/17 at 100.00	BBB–	854,718

1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured	8/17 at 100.00	BBB	929,960

5,500	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.125%, 11/01/40	11/20 at 100.00	BB+	6,114,570

980	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax)	11/13 at 101.00	CC	63,661

	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical Center Regional Healthcare System, Series 2007A:
1,405	5.250%, 11/01/27	11/17 at 100.00	Baa2	1,418,713
3,610	5.250%, 11/01/32	11/17 at 100.00	Baa2	3,577,330
5,400	5.375%, 11/01/37	11/17 at 100.00	Baa2	5,377,752
859,923	Total Texas			653,794,498
	Utah – 0.7%

575	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community Hospital Project, Series 1998, 5.750%, 12/15/18	12/13 at 100.00	N/R	575,328

2,300	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (Alternative Minimum Tax)	No Opt. Call	N/R	2,434,412

890	Provo, Utah, Charter School Revenue Bonds, Freedom Academy Foundation, Series 2007, 5.500%, 6/15/37	6/17 at 100.00	N/R	764,519

	Spanish Fork City, Utah, Charter School Revenue Bonds, American Leadership Academy, Series 2006:
1,145	5.550%, 11/15/26	11/16 at 100.00	N/R	1,078,166
8,195	5.700%, 11/15/36	11/16 at 100.00	N/R	7,313,956

Nuveen Investments	235

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah (continued)

$4,500	Utah County, Utah, Charter School Revenue Bonds, Lakeview Academy, Series 2007A, 5.625%, 7/15/37	7/15 at 102.00	BBB–	$4,421,430

6,070	Utah County, Utah, Charter School Revenue Bonds, Lincoln Academy, Series 2007A, 5.875%, 6/15/37	6/17 at 100.00	N/R	5,443,880

2,000	Utah State Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012, 6.550%, 7/15/42	7/22 at 100.00	BB+	1,934,780

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Entheos Academy, Improvement & Refunding Series 2013A:
1,730	6.500%, 10/15/33 (WI/DD, Settling 8/20/13)	10/18 at 100.00	BB+	1,774,980
2,650	6.750%, 10/15/43 (WI/DD, Settling 8/20/13)	10/18 at 100.00	BB+	2,714,263

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Noah Webster Academy, Series 2008A:
1,930	6.250%, 6/15/28	6/17 at 100.00	N/R	1,828,000
2,975	6.500%, 6/15/38	6/17 at 100.00	N/R	2,761,098

	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Oquirrh Mountain Charter School, Series 2010:
2,080	8.000%, 7/15/30	7/18 at 102.00	N/R	2,223,250
3,910	8.000%, 7/15/41	7/18 at 102.00	N/R	4,160,553

5,145	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High School, Series 2011A, 8.500%, 5/15/41	5/21 at 100.00	N/R	5,512,250

	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A:
1,375	5.750%, 7/15/22	7/15 at 102.00	N/R	1,339,346
1,530	5.875%, 7/15/27	7/15 at 102.00	N/R	1,428,469
3,475	6.000%, 7/15/37	7/15 at 102.00	N/R	3,092,298

3,300	Utah State Charter School Finance Authority, Revenue Bonds, Summit Academy Project, Series 2007A, 5.800%, 6/15/38	12/17 at 100.00	BBB–	3,177,933
55,775	Total Utah			53,978,911
	Virgin Islands – 0.2%

3,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	No Opt. Call	BBB+	3,432,100

9,130	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2012C, 5.000%, 10/01/42	No Opt. Call	BBB+	8,737,958

1,240	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	1,374,962
13,870	Total Virgin Islands			13,545,020
	Virginia – 1.3%

164	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22	3/14 at 100.00	N/R	164,982

	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B:
2,439	6.250%, 3/01/18	3/14 at 102.00	N/R	1,571,594
5,954	6.600%, 3/01/25	3/14 at 102.00	N/R	3,837,651
3,538	6.750%, 3/01/34	3/14 at 102.00	N/R	2,280,913

	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr Village, Series 2005:
3,750	5.375%, 12/01/28	12/15 at 100.00	N/R	2,641,613
11,500	5.625%, 12/01/39	12/15 at 100.00	N/R	7,524,450

11,300	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2013, 7.250%, 3/01/43	3/23 at 100.00	N/R	10,861,447

	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A:
5,600	5.000%, 12/01/42	12/23 at 100.00	N/R	4,950,064
4,000	5.000%, 12/01/47	12/23 at 100.00	N/R	3,490,920

236	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)

$260	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds, Hoechst Celanese Corporation Project, Series 1995, 5.950%, 12/01/25 (Alternative Minimum Tax)	12/13 at 100.00	BB–	$252,034

2,620	Giles County Industrial Development Authority, Virginia, Exempt Facility Revenue Bonds, Hoechst Celanese Project, Series 1996, 6.450%, 5/01/26	10/13 at 100.00	BB–	2,620,105

	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appriciation Series 2009B-2:
2,450	0.000%, 10/01/27 – AGC Insured	No Opt. Call	AA–	1,171,321
4,810	0.000%, 10/01/32 – AGC Insured	No Opt. Call	AA–	1,616,785

4,350	Norfolk Economic Development Authority, Virginia, Empowerment Zone Facility Revenue Bonds, BBL Old Dominion University LLC Project, Series 2006A, 6.000%, 11/01/36 (Alternative Minimum Tax)	11/16 at 102.00	N/R	3,664,049

	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Series 2007:
6,217	6.250%, 9/01/24	9/17 at 100.00	N/R	6,478,052
1,236	6.350%, 9/01/28	9/17 at 100.00	N/R	1,285,477
8,360	6.450%, 9/01/37	9/17 at 100.00	N/R	8,647,500

725	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Series 2006, 5.150%, 9/01/24	9/16 at 100.00	N/R	726,805

42,570	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/17 at 100.00	B2	29,435,452
121,843	Total Virginia			93,221,214
	Washington – 1.5%

1,595	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Series 2009, 5.500%, 6/01/34 (UB) (5)	6/19 at 100.00	AA	1,696,952

	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Tender Option Bond Trust 2009-14A&B:
2,500	19.463%, 6/01/39 (IF) (5)	6/19 at 100.00	AA	3,017,900
750	19.463%, 6/01/39 (IF) (5)	6/19 at 100.00	AA	905,370

1,050	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40	12/21 at 100.00	N/R	1,067,724

	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
1,615	5.500%, 6/01/27 (Alternative Minimum Tax)	6/17 at 100.00	N/R	1,407,537
2,310	5.600%, 6/01/37 (Alternative Minimum Tax)	6/17 at 100.00	N/R	1,937,397

2,315	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	2,672,644

6,800	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc. Project, Series 2012, 5.000%, 4/01/30 (Alternative Minimum Tax)	4/23 at 100.00	B+	6,169,164

2,065	Snohomish County Housing Authority, Washington, Revenue Bonds, Westwood Crossing Apartments, Series 2007, 5.250%, 5/01/37 (Alternative Minimum Tax)	5/17 at 100.00	N/R	1,679,857

7,670	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	4/14 at 100.00	N/R	6,720,454

260	Vancouver Downtown Redevelopment Authority, Washington, Revenue Bonds, Conference Center Project, Series 2003A, 5.250%, 1/01/28 (Pre-refunded 1/01/14) – ACA Insured	1/14 at 100.00	N/R (6)	265,382

750	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012, 5.000%, 12/01/32	12/21 at 100.00	Baa3	697,628

Nuveen Investments	237

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)

	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 4730:
$4,440	15.181%, 10/01/40 (IF) (5)	10/22 at 100.00	AA	$1,883,803
1,510	18.193%, 10/01/42 (IF) (5)	10/22 at 100.00	AA	1,427,494

	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Childrens Hospital, Tender Option Bond Trust 1180:
2,500	18.035%, 10/01/40 (IF) (5)	10/20 at 100.00	AA	2,411,200
4,810	18.031%, 10/01/40 (IF) (5)	10/20 at 100.00	AA	4,639,149

14,334	Washington State Housing Finance Commission, Multifamily Revenue Bonds, Greentree Village Homes Project, Series 2008, 5.264%, 2/01/26	No Opt. Call	N/R	12,279,683

2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Children’s Hospital and Regional Medical Center, Tender Option Bond Trust 1180, 18.035%, 10/01/40 (IF) (5)	10/20 at 100.00	AA	2,411,200

6,250	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Childrens Hospital, Tender Option Bond Trust 1180, 18.090%, 10/01/42 (IF)	10/22 at 100.00	AA	5,908,250

	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of Puget Sound, Series 2006:
1,600	5.000%, 12/01/23 – RAAI Insured	12/16 at 100.00	BBB–	1,610,384
1,810	5.000%, 12/01/25 – RAAI Insured	12/16 at 100.00	BBB–	1,811,520
3,550	4.500%, 12/01/26 – RAAI Insured	12/16 at 100.00	BBB–	3,348,822
27,180	4.750%, 12/01/31 – RAAI Insured	12/16 at 100.00	BBB–	25,167,865
2,380	5.000%, 12/01/36 – RAAI Insured	12/16 at 100.00	BBB–	2,212,662

1,125	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bond Trust 1095, 17.829%, 8/15/42 (WI/DD, Settling 8/01/13) (IF) (5)	8/22 at 100.00	AA–	1,063,800

	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health & Services Project, Tender Option Bond Trust 4679:
1,875	19.216%, 10/01/39 (IF) (5)	4/20 at 100.00	AA	1,988,175
1,520	19.095%, 10/01/39 (IF) (5)	4/20 at 100.00	AA	1,611,671

	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A:
2,130	6.500%, 10/01/32	No Opt. Call	N/R	1,937,043
14,225	6.750%, 10/01/47	No Opt. Call	N/R	12,593,962

2,660	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community Refunding, Series 2012, 5.000%, 1/01/48	No Opt. Call	BBB–	2,219,398
126,079	Total Washington			114,764,090
	West Virginia – 0.6%

8,000	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44	No Opt. Call	N/R	6,807,040

365	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry Economic Development, Series 2006B, 5.625%, 3/01/36	3/16 at 100.00	BBB	369,917

1,675	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre Tax Increment Financing District 1, The Highlands Project, Series 2008A, 6.500%, 6/01/34	6/18 at 100.00	N/R	1,754,094

	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008:
15,165	6.500%, 10/01/38	10/18 at 100.00	N/R	14,618,453
22,435	6.750%, 10/01/43	10/18 at 100.00	N/R	22,204,144
47,640	Total West Virginia			45,753,648

238	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin – 1.5%

$450	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)	12/14 at 101.00	N/R (6)	$499,302

8,990	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series 2006, 7.000%, 12/01/26	12/18 at 102.00	N/R	8,184,496

300	Milwaukee Redevelopment Authority, Wisconsin, Academy of Learning and Leadership Charter School, Series 2007A, 5.500%, 8/01/22 (4)	8/15 at 102.00	N/R	89,886

	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Thomas Jefferson Classical Academy of Mooresboro, North Carolina, Series 2011:
660	7.000%, 7/01/31	7/19 at 100.00	BBB–	689,086
500	7.125%, 7/01/42	7/19 at 100.00	BBB–	519,890

	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012:
2,475	5.500%, 4/01/32	No Opt. Call	BB+	2,318,481
4,250	5.750%, 4/01/42	No Opt. Call	BB+	3,951,820

1,000	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 6.000%, 7/15/42	7/22 at 100.00	BBB–	907,450

	Public Finance Authority, Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A:
1,100	6.000%, 10/01/32	10/22 at 100.00	N/R	1,019,689
3,275	6.200%, 10/01/42	10/22 at 100.00	N/R	3,011,264

1,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series 2010A, 6.125%, 6/01/39	6/20 at 100.00	Baa2	1,294,837

2,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Tender Option Bond Trust 2009-15W, 19.099%, 8/15/37 (IF) (5)	2/20 at 100.00	AA–	2,965,160

955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc. Obligated Group, Tender Option Bond Trust 3592, 19.155%, 4/01/17 (IF) (5)	No Opt. Call	AA–	1,042,936

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc., Series 2011A:
1,000	5.750%, 5/01/35	5/21 at 100.00	A+	1,064,460
3,925	6.000%, 5/01/41	5/21 at 100.00	A+	4,225,184

500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ThedaCare, Inc., Series 2009A, 5.500%, 12/15/38	12/19 at 100.00	AA–	511,960

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A:
3,535	14.935%, 8/15/31 (IF)	8/16 at 100.00	A–	3,540,479
3,750	14.945%, 8/15/34 (IF)	8/16 at 100.00	A–	3,608,250

9,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc., Series 2006B, 14.442%, 8/15/30 (IF)	8/16 at 100.00	A–	9,825,270

35,655	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A, 8.625%, 6/01/47	6/22 at 100.00	N/R	37,385,260

25,000	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012B, 8.375%, 6/01/20	12/13 at 100.00	N/R	25,075,750
111,045	Total Wisconsin			111,730,910
$9,205,607	Total Municipal Bonds (cost $7,772,129,996)			7,620,221,310

Nuveen Investments	239

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

Shares	Description (1)				Value
	COMMON STOCKS – 0.1%

	Containers & Packaging – 0.1%

10,846	Rock-Tenn Company (16)				$1,240,240
	Total Common Stocks (cost $–)				1,240,240

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%

	Transportation – 0.0%

$62	Las Vegas Monorail Company, Senior Interest Bonds (7) (17)	5.500%	7/15/19	N/R	$15,611

18	Las Vegas Monorail Company, Senior Interest Bonds (7) (17)	3.000%	7/15/55	N/R	3,605
$80	Total Corporate Bonds (cost $2,360)				19,216
	Total Investments (cost $7,772,132,356) – 102.0%				7,621,480,766
	Borrowings – (1.7)% (18)				(130,000,000)
	Floating Rate Obligations – (2.2)%				(164,436,000)
	Other Assets Less Liabilities – 1.9% (19)				147,588,893
	Net Assets – 100%				$7,474,633,659

Investments in Derivatives as of July 31, 2013

Credit Default Swaps outstanding:
Counterparty	Reference Entity	Buy/Sell Protection (20)	Current Credit Spread (21)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation) (19)
Goldman Sachs	Texas Competitive Electric Holdings Company LLC	Buy	227.70%	$2,000,000	5.000%	9/20/14	$1,743,333	$618,333

Forward Swaps outstanding:
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (22)	Termination Date	Unrealized Appreciation (Depreciation) (19)
Barclays PLC	$100,000,000	Receive	3-Month USD-LIBOR	2.670%	Semi-Annually	6/26/14	6/26/42	$20,302,186

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

240	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$7,620,021,598	$199,712	$7,620,221,310
Common Stocks	1,240,240	—	—	1,240,240
Corporate Bonds		—	19,216	19,216
Derivatives:
Credit Default Swaps*	—	618,333	—	618,333
Forward Swaps*	—	20,302,186	—	20,302,186
Total	$1,240,240	$7,641,141,829	$218,928	$7,642,401,285
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments (excluding investments in derivatives) was $7,609,046,826.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$450,319,122
Depreciation	(602,320,883)
Net unrealized appreciation (depreciation) of investments	$(152,001,761)

Nuveen Investments	241

Portfolio of Investments (Unaudited)

Nuveen High Yield Municipal Bond Fund (continued)

July 31, 2013

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	On May 1, 2012, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.800% to 4.350%.
(9)	On May 1, 2012, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875% to 4.700%.
(10)	Principal Amount (000) rounds to less than $1,000.
(11)	On February 8, 2011, the Fund’s Adviser directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records. Effective March 1, 2011, the Fund’s custodian will resume accruing income at an annual interest rate of 4.500%.
(12)	On March 5, 2007, Bayonne Medical Center (“Bayonne”) received an “event of default notice” resulting from their failure to pay a $5,000,000 bank line of credit. As senior creditors of Bayonne, the Adviser, on behalf of the Fund, issued an event of default notice to Bayonne on March 15, 2007, under default provisions of the debt agreements. Under such notice, Bayonne became obligated to increase the interest rate it paid on the debt from 8.050% annually to 10.750% annually and the Adviser had instructed the custodian to reflect such change in the Fund’s records. On April 30, 2007, the Adviser concluded that Bayonne was not likely able to meet its interest obligations and directed the Fund’s custodian to cease accruing additional income and to “write-off” any remaining recorded balances on the Fund’s records.
(13)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.625% to 2.250%.
(14)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.750% to 2.300%.
(15)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875% to 2.350%.
(16)	Common stock received as part of the bankruptcy settlement for Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.
(17)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(18)	Borrowings as a percentage of Total Investments is 1.7%.
(19)	Other Assets Less Liabilities includes the Value and Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(20)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(21)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(22)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

242	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: September 27, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 27, 2013